   As filed with the Securities and Exchange Commission on February 20, 1997


                                                      1933 Act Reg. No. 33-44611
                                                      1940 Act Reg. No. 811-6463


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ X ]

         Pre-Effective Amendment No.                                      [   ]
                                     -----


         Post-Effective Amendment No. 10                                  [ X ]
                                     -----


                                             and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
         Amendment No. 12                                                 [ X ]
                      -----


(Check appropriate box or boxes.)

                          AIM INTERNATIONAL FUNDS, INC.
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 1919, Houston, TX   77046
              ----------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code (713) 626-1919

                                Charles T. Bauer
                11 Greenway Plaza, Suite 1919, Houston, TX 77046
                ------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:

     P. Michelle Grace, Esquire                Martha J. Hays, Esquire
        A I M Advisors, Inc.               Ballard Spahr Andrews & Ingersoll
   11 Greenway Plaza, Suite 1919            1735 Market Street, 51st Floor
     Houston, Texas  77046-1173         Philadelphia, Pennsylvania  19103-7599

    Approximate Date of Proposed           As soon as practicable after the
        Public Offering:                   effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

[   ]     immediately upon filing pursuant to paragraph (b)


[ X ]     on February 24, 1997 pursuant to paragraph (b)


[   ]     60 days after filing pursuant to paragraph (a)(1)

[   ]     on (date) pursuant to paragraph (a)(1)

[   ]     75 days after filing pursuant to paragraph (a)(2)

[   ]     on (date) pursuant to paragraph (a)(2) of rule 485


                            (continued on next page)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant continues its election to register an indefinite number of its shares of Common Stock pursuant to Rule 24f-2 under the Investment Company Act of 1940 and accordingly, filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1996, on December 20, 1996.

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

I.  AIM INTERNATIONAL EQUITY FUND

N-1A ITEM NO.                                                                                         PROSPECTUS LOCATION
-------------                                                                                         -------------------
PART A
    Item  1.      Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
    Item  2.      Synopsis  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Summary; Table of Fees and Expenses
    Item  3.      Condensed Financial Information   . . . . . . . . . . . . . . . . .   Financial Highlights; Performance
    Item  4.      General Description of Registrant   . . . . . . . . . . . . . . . . . . . . . . .  Cover Page; Summary;
                                                                                     Investment Objective and Policies;
                                                                                     Hedging Strategies and Other
                                                                                     Investment Techniques; Risk
                                                                                     Factors; Investment Restrictions;
                                                                                     General Information;
                                                                                     Management
    Item  5.      Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . .   Management; General Information
    Item 5A.      Management's Discussion of Fund Performance   . . . . . . . . . . . . . . . [included in annual report]
    Item  6.      Capital Stock and Other Securities  . . . . . . . . . . . . . . . .   Summary; Dividends, Distributions
                                                                                     and Tax Matters; General
                                                                                     Information
    Item  7.      Purchase of Securities Being Offered  . . . . . . . . . . . . . . . . . . . .   How to Purchase Shares;
                                                                                     Terms and Conditions of Purchase of
                                                                                     the AIM Funds; Determination of Net
                                                                                     Asset Value; Management
   Item  8.       Redemption or Repurchase  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  How to Redeem Shares
   Item  9.       Pending Legal Proceedings   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable

                                                                             STATEMENT OF ADDITIONAL INFORMATION LOCATION
                                                                             --------------------------------------------
PART B
    Item 10.      Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
    Item 11.      Table of Contents   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Table of Contents
    Item 12.      General Information and History   . . . . . . . . . . . . . . . . . . . . . . . . . . . . Introduction;
                                                                                     General Information About the
                                                                                     Company;  Miscellaneous Information
    Item 13.      Investment Objectives and Policies    . . . . . . . . . . . . . . . . . . . . .  Hedging Strategies and
                                                                                     Other Investment Techniques;
                                                                                     Investment Restrictions
    Item 14.      Management of the Fund    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Management
    Item 15.      Control Persons and Principal
                      Holders of Securities   . . . . . . . . . . . . . . . . . . . . . . . .   Miscellaneous Information
    Item 16.      Investment Advisory and Other Services    . . . . . . . . . . . . .  Management; The Distribution Plans
    Item 17.      Brokerage Allocation and
                      Other Practices   . . . . . . . . . . . . . . . . . . . . . .  Portfolio Transactions and Brokerage
    Item 18.      Capital Stock and Other Securities  . . . . . . . . . . . . . .  General Information about the Company;
                                                                                     Miscellaneous Information
    Item 19.      Purchase, Redemption and Pricing of
                      Securities Being Offered    . . . . . . . . . . . . . . . . . .  How to Purchase and Redeem Shares;
                                                                                        Net Asset Value Determination
    Item 20.      Tax Status    . . . . . . . . . . . . . . . . . . . . . . . . Dividends, Distributions, and Tax Matters
    Item 21.      Underwriters    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Management; The Distributor
    Item 22.      Calculations of Performance Data    . . . . . . . . . . . . . . . . . . . . . . . . . . . . Performance
    Item 23.      Financial Statements    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Financial Statements

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

II. AIM GLOBAL AGGRESSIVE GROWTH FUND
    AIM GLOBAL GROWTH FUND
    AIM GLOBAL INCOME FUND
N-1A ITEM NO.                                                                                         PROSPECTUS LOCATION
-------------                                                                                         -------------------
PART A
    Item  1.      Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
    Item  2.      Synopsis    . . . . . . . . . . . . . . . . . . . . . . . . . . . . Summary; Table of Fees and Expenses
    Item  3.      Condensed Financial Information   . . . . . . . . . . . . . . . . . . Financial Highlights; Performance
    Item  4.      General Description of Registrant   . . . . . . . . . . . . . . . . . . . . . . .  Cover Page; Summary;
                                                                                     Investment Objectives and Policies;
                                                                                     Hedging Strategies; Other
                                                                                     Investment Techniques; Risk
                                                                                     Factors; Investment Restrictions;
                                                                                     General Information; Management
    Item  5.      Management of the Fund    . . . . . . . . . . . . . . . . . . . . . . . Management; General Information
    Item 5A.      Management's Discussion of Fund Performances  . . . . . . . . . . . . . . . [included in annual report]
    Item  6.      Capital Stock and Other Securities    . . . . . . . . . . . . . . . . Summary; Dividends, Distributions
                                                                                     and Tax Matters; General
                                                                                     Information
    Item  7.      Purchase of Securities Being Offered    . . . . . . . . . . . . . . . . . . . . How to Purchase Shares;
                                                                                     Terms and Conditions of Purchase of
                                                                                     the AIM Funds; Determination of Net
                                                                                     Asset Value; Management
    Item  8.      Redemption or Repurchase    . . . . . . . . . . . . . . . . . . . . . . . . . . .  How to Redeem Shares
    Item  9.      Pending Legal Proceedings   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable

                                                                             STATEMENT OF ADDITIONAL INFORMATION LOCATION
                                                                             --------------------------------------------
PART B
    Item 10.      Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
    Item 11.      Table of Contents   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Table of Contents
    Item 12.      General Information and History   . . . . . . . . . . . . . . . . . . . . . . . . . . . . Introduction;
                                                                                     General Information About the
                                                                                     Company; Miscellaneous Information
    Item 13.      Investment Objectives and Policies    . . . . . . . . . . . . . . . . . . . . .  Hedging Strategies and
                                                                                     Other Investment Techniques;
                                                                                     Investment Restrictions
    Item 14.      Management of the Fund Registrant   . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Management
    Item 15.      Control Persons and Principal
                      Holders of Securities   . . . . . . . . . . . . . . . . . . . . . . . . . Miscellaneous Information
    Item 16.      Investment Advisory and Other Services    . . . . . . . . . . . . .  Management; The Distribution Plans
    Item 17.      Brokerage Allocation and
                      Other Practices   . . . . . . . . . . . . . . . . . . . . . .  Portfolio Transactions and Brokerage
    Item 18.      Capital Stock and Other Securities    . . . . . . . . . . . . .  General Information about the Company;
                                                                                      Miscellaneous Information
    Item 19.      Purchase, Redemption and Pricing of
                      Securities Being Offered    . . . . . . . . . . . . . . . . . .  How to Purchase and Redeem Shares;
                                                                                        Net Asset Value Determination
    Item 20.      Tax Status    . . . . . . . . . . . . . . . . . . . . . . . . Dividends, Distributions, and Tax Matters
    Item 21.      Underwriters    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Management; The Distributor
    Item 22.      Calculations of Performance Data    . . . . . . . . . . . . . . . . . . . . . . . . . . . . Performance
    Item 23.      Financial Statements    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                                            [APPLICATION INSIDE]

[AIM LOGO APPEARS HERE]          THE AIM FAMILY OF FUNDS--Registered Trademark--

   AIM INTERNATIONAL EQUITY FUND

   (A SERIES PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC.)

PROSPECTUS

FEBRUARY 24, 1997



   AIM INTERNATIONAL EQUITY FUND (the "Fund") is a diversified, series investment portfolio of AIM International Funds, Inc. (the "Company"), an open-end, series, management investment company. The Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by the Fund's investment advisor to have strong earnings momentum. There is no assurance that the Fund will attain its investment objective.



   This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated February 24, 1997, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at P.O. Box 4739, Houston, Texas 77210-4739 or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.


   THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                    PAGE                                        PAGE
                                    ----                                        ----
SUMMARY.............................  2   INVESTOR'S GUIDE TO THE AIM FAMILY OF
THE FUND............................  5     FUNDS--Registered Trademark--......  A-1
  Table of Fees and Expenses........  5     Introduction to The AIM Family of
  Financial Highlights..............  6        Funds...........................  A-1
  Performance.......................  7     How to Purchase Shares.............  A-1
  Investment Objective and Policies.  8     Terms and Conditions of Purchase of
  Hedging Strategies and Other                 the AIM Funds...................  A-2
     Investment Techniques..........  9     Special Plans......................  A-8
  Risk Factors...................... 11     Exchange Privilege................. A-10
  Investment Restrictions........... 11     How to Redeem Shares............... A-12
  Management........................ 12     Determination of Net Asset Value... A-15
  Organization of the Company....... 14     Dividends, Distributions and Tax
                                               Matters......................... A-16
                                            General Information................ A-18
                                          APPLICATION INSTRUCTIONS.............  B-1


                                    SUMMARY
--------------------------------------------------------------------------------

  THE FUND. AIM International Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end, series, management investment company. Currently the Company offers four separate series portfolios. This Prospectus relates to AIM International Equity Fund (the "Fund"). The other portfolios of the Company are offered to investors pursuant to a separate prospectus.


  The investment objective of the Fund is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by the Fund's investment advisor to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities. Under normal market conditions, the Fund will invest at least 70% of its total assets in marketable equity securities (including common and preferred stock, depositary receipts for stock and other securities having the characteristics of stock) of companies located outside the United States ("foreign companies") which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market and (until March 1, 1997) with their predecessors, have been in continuous operation for three years or more. The Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies which are listed on a recognized foreign securities exchange or traded on a foreign over-the-counter market and (until March 1, 1997) with their predecessors, have been in continuous operation for three years or more. See "Summary -- Material Events" for changes in the Fund's investment restrictions effective March 1, 1997. Under normal market conditions, the Fund's assets will be invested in the securities of foreign companies located in at least four countries outside the United States. The Fund will emphasize investment in foreign companies in the developed countries of Western Europe and the Pacific Basin and may also invest to a limited extent in the securities of companies located in developing countries in various regions of the world.


  Over the past 30 years, securities of foreign companies ("foreign securities") have offered generally higher levels of capital growth than similar investments in the United States. The Fund's investment advisor believes that investment in foreign securities offers significant potential for long-term capital appreciation. Also, foreign equity markets often do not move in step with each other or with domestic equity markets. The Fund's investment advisor believes that a portfolio invested in a number of markets worldwide should thus achieve better long-term results for investors than one which is subject to the movements of a single market.

  The Fund intends to achieve its investment objective by using a fully managed investment policy providing for the selection of securities. The Fund will also seek to spread its investments among countries or regions in accordance with the investment advisor's assessment of prospects for relative economic growth, political conditions, currency exchange fluctuations and other relevant factors. For more complete information on the Fund's investment objective, policies and strategies, see "Investment Objective and Policies" and "Hedging Strategies and Other Investment Techniques."

  RISK FACTORS. THE FUND IS DESIGNED FOR LONG-TERM INVESTORS SEEKING INTERNATIONAL DIVERSIFICATION AND WILLING TO BEAR THE RISKS ASSOCIATED WITH INVESTMENT IN FOREIGN SECURITIES, INCLUDING CURRENCY RISK, POLITICAL AND ECONOMIC RISK, REGULATORY RISK AND MARKET RISK. IT IS NOT DESIGNED AS A COMPLETE INVESTMENT PROGRAM. FOR A DISCUSSION OF THESE RISKS, SEE "RISK FACTORS."


  MANAGEMENT. A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor pursuant to an investment advisory agreement (the "Advisory Agreement"). AIM, together with its subsidiaries, manages or advises 43 investment company portfolios. As of January 31, 1997, the total assets advised or managed by AIM or its subsidiaries were approximately $66.5 billion. Under the terms of the Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. As compensation for these services, AIM receives a fee based on the Fund's average daily net assets. Under an Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing, or arranging for the performance of, certain accounting and other administrative services for the Fund. Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("AFS"), AIM's wholly-owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services for the Fund.

  MULTIPLE DISTRIBUTION SYSTEM. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions."

          Class A Shares -- Shares are offered at net asset value plus any applicable initial sales charge.

          Class B Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years of the date on which a purchase was made. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.


  SUITABILITY FOR INVESTORS. The Multiple Distribution System permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, whether dividends will be paid in cash or reinvested in additional shares of the Fund and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, A I M Distributors, Inc. ("AIM Distributors") will reject any order for purchase of more than $250,000 for Class B shares.



  PURCHASING SHARES. Initial investments in either class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. See "How to Purchase Shares" and "Special Plans."


  EXCHANGE PRIVILEGE. The Fund is one of several mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Holders of Class A shares may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares, where purchases of $1 million or more are made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Holders of Class B shares may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years following the date on which a purchase was made. Class B shares redeemed after six years following the date of purchase will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."

  DISTRIBUTIONS. The Fund declares and pays dividends from net investment income, if any, and makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions paid with respect to Class A shares of the Fund may be paid by check, may be reinvested in additional Class A shares of the Fund or, subject to certain conditions, in Class A shares (or shares which normally involve payment of initial sales charges) of other funds in The AIM Family of Funds at current net asset value (without payment of a sales charge). Dividends and distributions paid with respect to Class B shares of the Fund may be paid by check or reinvested in additional Class B shares of the Fund or Class B shares of other funds in The AIM Family of Funds, subject to certain conditions. See "Dividends, Distributions and Tax Matters" and "Special Plans."


MATERIAL EVENTS



  MERGER. On November 4, 1996, A I M Management Group Inc. ("AIM Management") announced that it had entered into an Agreement and Plan of Merger with INVESCO plc ("INVESCO") and INVESCO Group Services Inc., pursuant to which AIM Management will be merged with a subsidiary of INVESCO. Subject to a number of conditions being met, it is anticipated that the transaction will occur in the early part of 1997. The Fund's investment advisor, AIM, is a wholly owned subsidiary of AIM Management.



  APPROVAL OF NEW ADVISORY, ADMINISTRATIVE SERVICES AND DISTRIBUTION
AGREEMENTS. On December 11, 1996, the Board of Directors (the "Board") of the Company approved, subject to shareholder approval, a new investment advisory agreement between AIM and the Company with respect to the Fund. Shareholders approved the proposed advisory agreement at an annual meeting of shareholders on February 7, 1997 (the "Annual Meeting"). The Board has also approved a new administrative services agreement with AIM and a new distribution agreement with AIM Distributors. There have been no material changes to the terms of the new agree-ments, including the fees payable by the Fund. No change is anticipated in the investment advisory or other personnel responsible for the Fund as a result of these new agreements or the merger.



  The Board approved these new agreements because the Fund's corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management, the parent of AIM, into a subsidiary of INVESCO. INVESCO and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. Provided that the merger is consummated, the new advisory agreement with respect to the Fund, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing of the merger.



  CHANGES TO FUNDAMENTAL INVESTMENT POLICIES. The Board has unanimously approved the elimination of and changes to the fundamental investment policies of the Fund described below, subject to shareholder approval. Shareholders approved these changes at the Annual Meeting and they will become effective on March 1, 1997.



  Investment in Other Investment Companies



  The Fund is currently prohibited from investing more than 5% of its assets in securities of a single issuer or holding more than 10% of the outstanding voting securities of an issuer, except that the Fund may invest up to 25% of all assets without regard to such restrictions. The Board and shareholders have approved amendment of these fundamental investment policies to permit investment in other investment companies to the extent permitted by the Investment Company Act of 1940, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.



  Investment in Unseasoned Issuers



  The Fund is currently prohibited from investing in securities of issuers that, together with their predecessors, have less than three years of continuous operations. The Board and shareholders have approved the elimination of this prohibition. Investments in securities of issuers with less than three years of continuous operations may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.



  For additional information regarding the proposed changes described above, see the Fund's Statement of Additional Information dated February 24, 1997.



  PURCHASES AT NET ASSET VALUE. Upon consummation of the proposed merger of AIM Management, the following additional persons may purchase shares of The AIM Family of Funds through AIM Distributors without payment of an initial sales charge: (a) INVESCO and its affiliated companies, (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of INVESCO or its affiliates or any trust established exclusively for the benefit of such persons and (c) any employee benefit plan established for employees of INVESCO or its affiliates.



  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E, THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS AND LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN AND AIMFUNDS.COM ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES


  The following table is designed to help an investor in the Fund understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses set forth in the table are based on the average net assets of the respective classes of the Fund for the year ended October 31, 1996. The rules of the SEC require that the maximum sales charge be reflected in the table, even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."



                                                              CLASS A       CLASS B
                                                              -------       -------
Shareholder Transaction Expenses
  Maximum sales load imposed on purchase of shares (as a %
    of offering price)......................................   5.50%          None
  Maximum sales load on reinvested dividends and
    distributions...........................................    None          None
  Deferred sales load (as a % of original purchase price or
    redemption proceeds, whichever is lower)................    None*         5.0%
  Redemption fee............................................    None          None
  Exchange fee..............................................    None          None
Annual Fund Operating Expenses (as a % of average net
  assets)
  Management fees** (after fee waivers).....................   0.92%         0.92%
  Rule 12b-1 distribution plan payments.....................   0.30%         1.00%
  Other expenses............................................   0.36%         0.43%
                                                               -----         -----
      Total fund operating expenses**.......................   1.58%         2.35%
                                                               =====         =====


------------

* Purchases of $1 million or more are not subject to an initial sales charge. HOWEVER, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO CERTAIN REDEMPTIONS MADE WITHIN 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. See the Investor's Guide, under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

** If management fees had not been waived, the management fees would have been 0.94% and total fund operating expenses would have been 1.60% and 2.37% for the Class A shares and Class B shares, respectively.


  EXAMPLES. An investor in the Fund would pay the following expenses on a $1,000 investment in Class A shares of the Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period:


1 year....................................................    $ 70
3 years...................................................    $102
5 years...................................................    $136
10 years..................................................    $233


  THE EXAMPLES ABOVE ASSUME PAYMENT OF A SALES CHARGE AT THE TIME OF PURCHASE; ACTUAL EXPENSES MAY VARY FOR PURCHASES OF $1 MILLION OR MORE, WHICH ARE MADE AT NET ASSET VALUE AND ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE FOR 18 MONTHS FOLLOWING THE DATE SUCH SHARES WERE PURCHASED.

  An investor in the Fund would pay the following expenses on a $1,000 investment in Class B shares of the Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period:


 1 year...................................................    $ 74
 3 years..................................................    $103
 5 years..................................................    $146
10 years..................................................    $249*


  An investor in the Fund would pay the following expenses on the same $1,000 investment in Class B shares, assuming no redemption at the end of each time period.


 1 year...................................................    $ 24
 3 years..................................................    $ 73
 5 years..................................................    $126
10 years..................................................    $249*


------------


* Reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made; therefore years nine and ten reflect Class A expenses.


  As a result of 12b-1 fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. Given the maximum front-end sales charge applicable to Class A shares and the Rule 12b-1 fees applicable to Class A shares and Class B shares, it is estimated that it would require a substantial number of years to exceed the maximum permissible front-end sales charges.

  THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF THE FUND'S ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. In addition, while the examples assume a 5% annual return, the Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. The examples assume reinvestment of all dividends and distributions and that the percentage amounts for total fund operating expenses remain the same for each year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  Shown below are per share income and capital changes for a Class A share of the Fund outstanding during each of the years in the four-year period ended October 31, 1996, and the period November 5, 1991 (date operations commenced) through October 31, 1992, and for a Class B share of the Fund outstanding during each of the years in the two-year period ended October 31, 1996 and the period September 15, 1994 (date sales commenced) through October 31, 1994. The information has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the Fund's financial statements and the related notes appears in the Statement of Additional Information.



                                                                                                                     PERIOD
                                                                                                                NOVEMBER 5, 1991,
                                                                     YEAR ENDED OCTOBER 31,                          THROUGH
                                                      ----------------------------------------------------         OCTOBER 31,
                                                         1996           1995          1994          1993              1992
                                                      ----------      --------      --------      --------      -----------------
CLASS A SHARE:
Net asset value, beginning of period................  $    13.65      $  13.50      $  12.18      $   8.88         $   8.61(a)
  Income from investment operations:
    Net investment income...........................        0.04(b)       0.01          0.02          0.02             0.03
    Net gains on securities (both realized and
      unrealized)...................................        2.07          0.62          1.31          3.29             0.26
                                                      ----------      --------      --------      --------         --------
    Total from investment operations................        2.11          0.63          1.33          3.31             0.29
                                                      ----------      --------      --------      --------         --------
  Less distributions:
    Dividends from net investment income............       (0.01)        (0.04)        (0.01)        (0.01)           (0.02)
    Distributions from capital gains................       (0.38)        (0.44)           --            --               --
                                                      ----------      --------      --------      --------         --------
    Total distributions.............................       (0.39)        (0.48)        (0.01)        (0.01)           (0.02)
                                                      ----------      --------      --------      --------         --------
Net asset value, end of period......................  $    15.37      $  13.65      $  13.50      $  12.18         $   8.88
                                                      ==========      ========      ========      ========         ========
Total return(c).....................................       15.79%         5.24%        10.94%        37.36%            3.36%
                                                      ==========      ========      ========      ========         ========
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..........  $1,108,395      $654,764      $708,159      $372,282         $122,663
                                                      ==========      ========      ========      ========         ========
  Ratio of expenses to average net assets(d)........        1.58%(e)(f)     1.67%       1.64%         1.78%            1.80%(g)
                                                      ==========      ========      ========      ========         ========
  Ratio of net investment income to average net
    assets(h).......................................        0.25%(e)      0.10%         0.22%         0.28%            0.30%(g)
                                                      ==========      ========      ========      ========         ========
  Portfolio turnover rate...........................          66%           68%           67%           62%              41%
                                                      ==========      ========      ========      ========         ========
  Average brokerage commission rate(i)..............  $   0.0192           N/A           N/A           N/A              N/A
                                                      ==========      ========      ========      ========         ========


---------------


(a) Net asset value at beginning of the period has been restated to reflect a
    1.1619 for 1 stock split, effected in the form of a dividend, on May 21, 1992.



(b) Calculated using average shares outstanding.



(c) Does not deduct sales charges and for periods less than one year, total returns are not annualized.



(d) After fee waivers and expense reimbursements. Ratios of expenses to average net assets before fee waivers and expense reimbursements are 1.60%, 1.68% and 1.89% (annualized), respectively for 1996, 1995 and 1992.



(e) Ratios are based on average net assets of $894,828,456.



(f) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 1.57%.



(g) Annualized.



(h) After fee waivers and expense reimbursements. Ratios of net investment income to average net assets before fee waivers and reimbursements are 0.22%, 0.09% and 0.22% (annualized), respectively for 1996, 1995 and 1992.



(i) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                                                                                               PERIOD
                                                                                         SEPTEMBER 15, 1994
                                                              YEAR ENDED OCTOBER 31,           THROUGH
                                                              -----------------------        OCTOBER 31,
                                                                1996           1995             1994
                                                              ---------      --------    -------------------
CLASS B SHARE:
Net asset value, beginning of period........................   $  13.54       $ 13.49          $13.42
  Income from investment operations:
    Net investment income (loss)............................      (0.07)(a)     (0.09)          (0.01)
    Net gains on securities (both realized and
      unrealized)...........................................       2.04          0.61            0.08
                                                               --------       -------          ------
    Total from investment operations........................       1.97          0.52            0.07
                                                               --------       -------          ------
  Less distributions:
    Dividends from net investment income....................         --         (0.03)             --
    Distributions from capital gains........................      (0.38)        (0.44)             --
                                                               --------       -------          ------
    Total distributions.....................................      (0.38)        (0.47)             --
                                                               --------       -------          ------
Net asset value, end of period..............................   $  15.13       $ 13.54          $13.49
                                                               ========       =======          ======
Total return(b).............................................      14.88%         4.35%           0.52%
                                                               ========       =======          ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..................   $368,355       $51,964          $4,833
                                                               ========       =======          ======
  Ratio of expenses to average net assets(c)................       2.35%(d)(e)     2.55%         2.53%(f)
                                                               ========       =======          ======
  Ratio of net investment income (loss) to average net
    assets(g)...............................................      (0.53)%(d)    (0.78)%         (0.67)%(f)
                                                               ========       =======          ======
  Portfolio turnover rate...................................         66%           68%             67%
                                                               ========       =======          ======
  Average brokerage commission rate(h)......................   $ 0.0192           N/A             N/A
                                                               ========       =======          ======


---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and expense reimbursements. Ratios of expenses to average net assets before fee waivers are 2.37% and 2.56%, respectively for 1996 and 1995.

(d) Ratios are based on average net assets of $203,465,249.

(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.

(f) Annualized.

(g) After fee waivers and expense reimbursements. Ratios of net investment income (loss) to average net assets before fee waivers are (0.55)% and (0.79)%, respectively for 1996 and 1995.

(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

--------------------------------------------------------------------------------



PERFORMANCE

  The Fund's performance may be quoted in advertising in terms of total return. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charge) to which investments in the Fund's shares may be subject. The Fund will also include performance data on Class A and Class B shares in any advertisement or promotional material which includes Fund performance data. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  Standardized total return for Class A shares reflects the deduction of the Fund's maximum initial sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price assuming that all the Fund's dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses. The stated period for quotations of average annual total return will be for periods of one year and the life of the Fund (commencing as of the effective date of its registration statement).

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such a practice will have the effect of increasing the Fund's total return.

  The performance of the Fund will vary from time to time, and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

  The investment objective of the Fund, which is a fundamental policy that may be changed only with the approval of the Fund's shareholders, is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities. There can be no assurance that the Fund will achieve its objective.

  The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of the Fund, as described below and elsewhere in this Prospectus and in the Statement of Additional Information, without approval of the Fund's shareholders, except in those instances in which shareholder approval is expressly required.


  Under normal market conditions the Fund will invest at least 70% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter-market and, (until March 1, 1997) with their predecessors, have been in continuous operation for three years or more. The Fund may satisfy the foregoing requirement in part by investing in the securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. The Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market and, (until March 1, 1997) with their predecessors, have been in continuous operation for three years or more. See "Summary -- Material Events" for changes in the Fund's investment restrictions effective March 1, 1997.


  In managing the Fund, AIM seeks to apply to a diversified portfolio of international equity securities substantially the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is expected that the Fund's portfolio, when fully invested, will generally be comprised of two basic categories of foreign companies: (1) "core" companies, which AIM considers to have experienced consistent long-term growth in earnings and to have strong prospects for outstanding future growth, and (2) companies that AIM believes are currently experiencing a greater than anticipated increase in earnings.

  If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by the Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security.

  AIM recognizes that often there is less public information about foreign companies than is available in reports supplied by domestic companies, that foreign companies are not subject to uniform accounting and financial reporting standards, and that there may be greater delays experienced by the Fund in receiving financial information supplied by foreign companies than comparable information supplied by domestic companies. For these and other reasons, AIM from time to time may encounter greater difficulty applying its disciplined stock selection strategy to an international equity investment portfolio than to a portfolio of domestic equity securities.


  AIM may invest a portion of the Fund's assets in (i) cash or high-grade short-term securities, including repurchase agreements, commercial paper, time deposits and master notes, denominated either in U.S. dollars or foreign currencies, (ii) U.S. government obligations or investment grade (high quality) corporate bonds or other debt securities, and (iii) taxable municipal securities, when such positions are deemed advisable in light of economic or market conditions or for daily cash management purposes. In addition, AIM may invest, for temporary defensive purposes, all or substantially all of the Fund's assets in the securities described above. To the extent that the Fund is invested to a significant degree in cash, high-grade short-term securities, U.S. government obligations, investment grade (high quality) corporate bonds or other debt securities, or taxable municipal securities, its ability to achieve its investment objective of growth of capital may be adversely affected. Under normal circumstances, the Fund will invest no more than 20% of the value of its total assets in high-grade short-term securities. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) expenses of enforcing its rights. The Fund intends to enter into repurchase agreements with sellers believed by AIM to present minimal credit risk. See "Investment Restrictions."

  Under normal market conditions, the Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The Fund will emphasize investment in foreign companies in the developed countries of Western Europe (such as Germany, France, Switzerland, the Netherlands and the United Kingdom) and the Pacific Basin (such as Japan, Hong Kong and Australia), and the Fund may also invest in the securities of companies located in developing countries (such as Turkey, Malaysia and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle.

  Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. At the present time, AIM does not intend to invest more than 20% of the Fund's total assets in foreign companies located in developing countries.

--------------------------------------------------------------------------------

HEDGING STRATEGIES AND OTHER INVESTMENT TECHNIQUES

  The Fund may, at such times as AIM deems appropriate and consistent with the investment objective of the Fund, write (sell) covered put or call options on its portfolio securities. The Fund may also purchase and sell (i) options on domestic and foreign securities and currencies, (ii) stock index options, (iii) stock, currency and interest rate futures, (iv) options on stock, currency, stock index and interest rate futures and (v) foreign forward currency exchange contracts. The purpose of such transactions is to hedge against changes in the market value of the Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. The Fund will not engage in such transactions for speculative purposes. The Fund does not intend to hedge against currency, investment and interest rate risks during the coming year. Any change to such policy must be submitted by AIM to the Company's Board of Directors prior to the effectiveness of such change.

  To a limited extent the Fund may employ certain investment techniques intended to provide liquidity for temporary or emergency purposes, provide flexibility in the purchase of new issues of securities, protect the Fund from a decline in the market value of its securities and permit the Fund to invest all of its assets. Those techniques include entering into reverse repurchase agreements, lending portfolio securities, purchasing securities on a "when-issued" basis, short sales "against the box" and investing in closed-end investment companies.

  OPTIONS. The Fund may purchase options issued by the Options Clearing Corporation. Such options give the Fund the right for a fixed period of time to sell (in the case of purchase of a put option) or to buy (in the case of purchase of a call option) the number of units of the underlying security or obligation covered by the option at a fixed or determinable exercise price. Buying a put option hedges against the risk of a market decline. Buying a call option hedges against a market advance. Prior to its expiration, a put or call option may be sold in a closing sale transaction. Gain or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  The Fund also may write (sell) put or call options, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller). A call option is "covered" if the Fund owns the underlying security covered by the call. A put option is "covered" if the Fund segregates with its custodian cash, U.S. Treasury bills or other high-grade short-term debt obligations with a value equal to the exercise price of the put option. If a "covered" call or put option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. If the covered put option is exercised, the writer's cost of purchasing the underlying security is reduced by the amount of the premium received from the initial sale of the put option. Prior to its expiration, a put or call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

  The Fund may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly referred to as a "straddle."

  Options are subject to certain risks, including the risk of imperfect correlation between the option and the Fund's portfolio securities and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading value, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

  The Fund will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the Fund's total assets. The Fund will not purchase put options (including options on securities indices and futures contracts) if, at the time of investment, the aggregate premiums paid for such options will exceed 5% of its total assets.


  FUTURES AND FORWARD CONTRACTS. Since substantially all of the securities held by the Fund may be denominated in foreign currencies, the value of the Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. The Fund may enter into interest rate, exchange rate and currency futures contracts and related options, or it may purchase or sell stock index futures contracts and related options in order to hedge the value of its portfolio against changes in market conditions or in exchange rates between currencies (including the U.S. dollar). Futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time and for a specified price. Futures contracts are traded on U.S. and foreign exchanges and generally contain standardized strike prices and expiration dates. Certain futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. In addition to purchasing or selling futures contracts on currencies and specific securities, interest rates and exchange rates, the Fund may purchase or sell stock index futures contracts. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. No more than 5% of the Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on the Fund's investment in options on futures contracts are set forth above under "Options." Although the Fund is authorized to invest in futures contracts and related options with respect to foreign securities, stock indices, interest rates and currencies, it will limit such investments to those which have been approved by the Commodity Futures Trading Commission for investment by United States investors.


  In attempting to manage its currency exposure, the Fund may buy and sell currencies, either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Fund may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When the Fund purchases a security for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract. The Fund may enter into transaction hedging forward contracts with respect to all or a substantial portion of its trades.

  There are risks associated with the use of futures and forward contracts and options thereon for hedging purposes. During certain market conditions, sales of futures contracts may not completely offset a decline or rise in the value of the Fund's portfolio securities or currency against which the futures or forward contract or options thereon are being sold. In the futures and options on futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Risks in the use of futures contracts and options thereon also result from the possibility that changes in the market value of securities or currency may differ substantially from the changes anticipated by the Fund when hedged positions were established. Successful use of futures and forward contracts and options thereon is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, the Fund may lose the expected benefit of futures and forward transactions and options thereon if markets move in an unanticipated manner.

  OTHER HEDGING TECHNIQUES. For hedging purposes, the Fund may also purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

  REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is the same as a repurchase agreement, except that the Fund acts as the seller and repurchaser of the subject security. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Any investment gains made by the Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. The Fund currently intends to enter into reverse repurchase agreements only for temporary or emergency purposes and not as a means of increasing income.

  LENDING OF PORTFOLIO SECURITIES. The Fund may from time to time lend securities from its portfolio, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securi-ties because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities.

  WHEN-ISSUED SECURITIES. The Fund may sometimes purchase new issues of securities on a "when-issued" basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The value of securities purchased on a when-issued basis could decline before the Fund completes the transaction, which could cause a loss to the Fund. A separate account for the Fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the Fund's custodian for payment for securities on a when-issued basis.

  SHORT SALES. The Fund may make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration. The Fund will enter into such transactions only to the extent the aggregate value of all securities sold short does not represent more than 10% of the Fund's assets at any given time.

  ILLIQUID SECURITIES AND RULE 144A SECURITIES. The Fund will not invest more than 15% of its assets in illiquid securities, including restricted securities which are illiquid. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the Securities Act of 1933 are unregistered securities, the Fund may purchase Rule 144A securities without regard to the 15% limitation described above provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. See the Statement of Additional Information.

--------------------------------------------------------------------------------

RISK FACTORS

  There can be no assurance that the Fund's investment objective will be attained. The Fund is designed for investors seeking international diversification, and is not intended as a complete investment program. In addition, investing in securities of foreign companies generally involves greater risks than investing in securities of domestic companies. Investors should consider carefully the following special factors before investing in the Fund.

  CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

  POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

  REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by withholding tax at the source which would reduce dividend income payable to the Fund's shareholders.

  MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

  The following restrictions may not be changed without approval of the Fund's shareholders. The Fund may not:

          1. Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

          2. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund.

          3. Purchase a security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will apply to foreign government obligations unless the SEC permits their exclusion.

          4. Purchase a security if, as a result, the Fund would own securities of an issuer (including predecessors and unconditional guarantors) which has a record of less than three years of continuous operations.

          5. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements as a temporary defensive measure for extraordinary or emergency purposes, and then only in amounts not exceeding 10% of its total assets, taken at market value, and may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. Whenever bank borrowings and the value of the Fund's reverse repurchase agreements exceed 5% of the value of the Fund's total assets, the Fund will not make any additional purchases of securities for investment purposes.


  A complete listing of investment restrictions applicable to the Fund, some of which may be changed by the Board of Directors without shareholder approval, is contained in the Statement of Additional Information. See "Summary -- Material Events" for changes in the Fund's investment restrictions effective March 1, 1997.


--------------------------------------------------------------------------------

MANAGEMENT


  The overall management of the business and affairs of the Fund is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the investment advisory agreement with AIM, the administrative services agreement with AIM, the agreement with AIM Distributors regarding distribution of the Fund's shares, the agreement with State Street Bank and Trust Company as custodian, and the agreement with A I M Fund Services, Inc. as transfer agent. The day-to-day operations of the Fund are delegated to the officers of the Company and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.



  INVESTMENT ADVISOR. A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046, serves as the investment advisor to the Fund pursuant to an investment advisory agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises 43 investment company portfolios (including the Fund). As of January 31, 1997, the total assets advised or managed by AIM or its subsidiaries were approximately $66.5 billion. See "Summary -- Material Events" for a description of AIM Management's proposed merger with a subsidiary of INVESCO.



  Under the terms of the Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.



  ADMINISTRATOR. AIM and the Company have entered into an Administrative Services Agreement, dated as of October 18, 1993, pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Fund. AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services. See "Summary -- Material Events" for a description of AIM Management's proposed merger with a subsidiary of INVESCO.


  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the Board of Directors, AIM may take into account sales of shares of the Fund and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Fund.


  PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of approximately 117 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team who are primarily responsible for the day-to-day management of the Fund are
A. Dale Griffin, III, Paul A. Rogge, Barrett K. Sides and Dominic H. R. Moross. Mr. Griffin is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly-owned subsidiary of AIM, and has been responsible for the Fund since its inception in 1992. Mr. Griffin has been associated with AIM since 1989 and has a total of ten years of experience as an investment professional. Mr. Rogge is Vice President of AIM Capital and also has been responsible for the Fund since its inception in

1992. Mr. Rogge has been associated with AIM since 1991 and has a total of six years of experience as an investment professional. Mr. Sides is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Sides has been associated with AIM since 1990 and has a total of seven years of experience as an investment professional. Mr. Moross is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Moross has been associated with AIM since 1993 and has a total of three years of experience as an investment professional. Prior to joining AIM, he was a management graduate trainee with Maxwell Communications PLC.



  FEES AND EXPENSES. For the year ended October 31, 1996, the Fund paid AIM an amount for its advisory services which represented 0.92% of the Fund's average daily net assets. Although the fee payable to AIM under the Advisory Agreement is higher than that paid by most mutual funds which invest in domestic securities, it is competitive with such fees paid by mutual funds which invest primarily in foreign securities. The Company believes such fee is justified due to the higher costs and additional expenses associated with managing and operating a fund holding primarily foreign equity securities. For the year ended October 31, 1996, the Fund reimbursed AIM for administrative services costs pursuant to the Administrative Services Agreement an amount which represented 0.01% of the Fund's average daily net assets. The Class A shares' total expenses for such year were 1.58% of the Class A share's average daily net assets. The Class B shares' total expenses for such year were 2.35% of the Class B share's average daily net assets.



  In addition, the Company and A I M Fund Services, Inc. ("AFS") P.O. Box 4739, Houston, TX 77210-4739, a wholly-owned subsidiary of AIM and registered transfer agent, have entered into a Transfer Agency and Service Agreement, pursuant to which AFS provides transfer agency, dividend distribution and disbursement, and shareholder services to the Fund.



  FEE WAIVERS. AIM may from time to time voluntarily waive or reduce its fees, while retaining its ability to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those contained in the Advisory Agreement, may be modified or terminated at any time and without notice to investors. AIM has voluntarily agreed to waive its advisory fees under the Advisory Agreement in order to achieve the following annual fee structure for the Fund: 0.95% of the first $500 million of the Fund's average daily net assets; 0.90% of the next $500 million of the Fund's average daily net assets; and 0.85% of the Fund's average daily net assets exceeding $1 billion. For the fiscal year ended October 31, 1996, AIM waived advisory fees for the Fund which represented .02% of the Fund's average daily net assets.



  DISTRIBUTOR. The Company has entered into Master Distribution Agreements on behalf of the Fund (the "Distribution Agreements") with AIM Distributors ("AIM Distributors"), a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77021-4739. Certain directors and officers of the Company are affiliated with AIM Distributors. See "Summary -- Material Events" for a description of AIM Management's proposed merger with a subsidiary of INVESCO.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay Contingent Deferred Sales Charges.


  DISTRIBUTION PLANS. The Company has adopted a master distribution plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, the Fund pays compensation of 0.30% per annum of the average daily net assets attributable to the Class A shares to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs. Of the total 0.30% compensation payable, the Fund pays a service fee of 0.25% to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Any amounts not paid as a service fee would constitute an asset based sales charge.


  The Company has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares.

  Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements and the cost of administering the Plans. These amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Company will not be obligated to pay more than that fee, and, if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those directors who are not "interested persons" of the Company or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.


  For additional information concerning the operation of the Plans, see the Statement of Additional Information.


--------------------------------------------------------------------------------

ORGANIZATION OF THE COMPANY

  The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as an open-end series management investment company. The Company currently consists of four investment portfolios: the Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund. The Board of Directors may authorize additional portfolios in the future. Shares of the Fund are offered to investors pursuant to this Prospectus, while shares of the Company's other portfolios are offered to investors pursuant to a separate prospectus. The authorized capital stock of the Company consists of 2,000,000,000 shares of common stock with a par value of $0.001 per share, of which 200,000,000 shares are designated Class A shares and 200,000,000 shares are designated Class B shares of the Fund, and the balance of which are designated shares of the Company's other portfolios or are unclassified.


  Class A shares and Class B shares of the Fund represent interests in the Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses (such as those associated with the shareholder servicing of their shares) and is subject to differing sales loads (which may affect performance), conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan.


  Except as specifically noted above, shareholders of the Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the Class A shares and Class B shares of the Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of the Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.


  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is otherwise required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares. As of February 3, 1997, Merrill Lynch, Pierce, Fenner & Smith was the owner of record of 29.23% and 36.55% of the outstanding Class A and Class B shares, respectively, of the Fund. As long as Merrill Lynch, Pierce, Fenner & Smith owns over 25% of such shares, it may be presumed to be in "control" of the Class A and Class B shares of the Fund, as defined in the 1940 Act.

      THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND
                          SHAREHOLDER ASSISTANCE IS
            (800) 959-4246 (7:30 A.M. TO 5:30 P.M. CENTRAL TIME).

                                INVESTOR'S GUIDE
                         TO THE AIM FAMILY OF FUNDS -- Registered Trademark --

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM AGGRESSIVE GROWTH FUND           AIM HIGH YIELD FUND
            AIM BALANCED FUND                    AIM INCOME FUND
            AIM BLUE CHIP FUND                   AIM INTERMEDIATE GOVERNMENT FUND
            AIM CAPITAL DEVELOPMENT FUND         AIM INTERNATIONAL EQUITY FUND
            AIM CHARTER FUND                     AIM LIMITED MATURITY TREASURY SHARES
            AIM CONSTELLATION FUND               AIM MONEY MARKET FUND*
            AIM GLOBAL AGGRESSIVE GROWTH FUND    AIM MUNICIPAL BOND FUND
            AIM GLOBAL GROWTH FUND               AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL INCOME FUND               AIM TAX-EXEMPT CASH FUND*
            AIM GLOBAL UTILITIES FUND            AIM TAX-FREE INTERMEDIATE SHARES
            AIM GROWTH FUND                      AIM VALUE FUND
                                                 AIM WEINGARTEN FUND

* Shares of AIM TAX-EXEMPT CASH FUND, and Class C shares of AIM MONEY MARKET FUND, are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A and Class B shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement arrangement ("IRA") is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, IRA/Simplified Employee Pension ("SEP") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account. A Salary Reduction SEP ("SARSEP") may not be established after December 31, 1996; however existing SARSEP accounts can remain in effect.

  AFS' mailing address is:

                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


                                                                      MCF 02/97*

  HOW TO PURCHASE ADDITIONAL SHARES. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.

  Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. Direct investments may be made by mail or by wiring payment to AFS as follows:

  SUBSEQUENT PURCHASES BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

               Beneficiary Bank ABA/Routing #:   113000609
               Beneficiary Account Number:       00100366807
               Beneficiary Account Name:         A I M Fund Services, Inc.
               RFB:                              Fund name, Reference Number (16 character limit)
               OBI:                              Shareholder Name, Shareholder Account Number
                                                 (70 character limit)

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM AGGRESSIVE GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM VALUE FUND and AIM WEINGARTEN FUND (other than AIM AGGRESSIVE GROWTH FUND and AIM CONSTELLATION FUND, collectively, the "Multiple Class Funds") may be purchased at their respective net asset value plus a sales charge as indicated below, except that shares of AIM TAX-EXEMPT CASH FUND and Class C shares (the "Class C shares") of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") of the Multiple Class Funds are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. These contingent deferred sales charges are described under the caption "How to Redeem
Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A or Class B shares (or, if applicable, Class C shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.


                                                                     MCF 02/97*

SALES CHARGES AND DEALER CONCESSIONS

  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM AGGRESSIVE GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.

                                                                               DEALER
                                                                             CONCESSION
                                                INVESTOR'S SALES CHARGE      ----------
                                              ---------------------------       AS A
                                                  AS A            AS A       PERCENTAGE
                                               PERCENTAGE      PERCENTAGE      OF THE
                                              OF THE PUBLIC    OF THE NET      PUBLIC
  AMOUNT OF INVESTMENT IN                       OFFERING         AMOUNT       OFFERING
     SINGLE TRANSACTION                           PRICE         INVESTED       PRICE
----------------------------                  -------------    ----------    ----------
              Less than $   25,000                 5.50%          5.82%         4.75%
 $ 25,000 but less than $   50,000                 5.25           5.54          4.50
 $ 50,000 but less than $  100,000                 4.75           4.99          4.00
 $100,000 but less than $  250,000                 3.75           3.90          3.00
 $250,000 but less than $  500,000                 3.00           3.09          2.50
 $500,000 but less than $1,000,000                 2.00           2.04          1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: AIM TAX-EXEMPT BOND FUND OF CONNECTICUT; and the Class A shares of each of AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND.

                                                                               DEALER
                                                                             CONCESSION
                                                INVESTOR'S SALES CHARGE      ----------
                                              ---------------------------       AS A
                                                  AS A            AS A       PERCENTAGE
                                               PERCENTAGE      PERCENTAGE      OF THE
                                              OF THE PUBLIC    OF THE NET      PUBLIC
  AMOUNT OF INVESTMENT IN                       OFFERING         AMOUNT       OFFERING
     SINGLE TRANSACTION                           PRICE         INVESTED       PRICE
----------------------------                  -------------    ----------    ----------
              Less than $   50,000                 4.75%          4.99%         4.00%
 $ 50,000 but less than $  100,000                 4.00           4.17          3.25
 $100,000 but less than $  250,000                 3.75           3.90          3.00
 $250,000 but less than $  500,000                 2.50           2.56          2.00
 $500,000 but less than $1,000,000                 2.00           2.04          1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are AIM LIMITED MATURITY TREASURY SHARES and AIM TAX-FREE INTERMEDIATE SHARES.

                                                                               DEALER
                                                                             CONCESSION
                                                INVESTOR'S SALES CHARGE      ----------
                                              ---------------------------       AS A
                                                  AS A            AS A       PERCENTAGE
                                               PERCENTAGE      PERCENTAGE      OF THE
                                              OF THE PUBLIC    OF THE NET      PUBLIC
  AMOUNT OF INVESTMENT IN                       OFFERING         AMOUNT       OFFERING
     SINGLE TRANSACTION                           PRICE         INVESTED       PRICE
----------------------------                  -------------    ----------    ----------
              Less than $  100,000                 1.00%          1.01%         0.75%
 $100,000 but less than $  250,000                 0.75           0.76          0.50
 $250,000 but less than $1,000,000                 0.50           0.50          0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.


                                                                      MCF 02/97*

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than AIM LIMITED MATURITY TREASURY SHARES and AIM TAX-FREE INTERMEDIATE SHARES as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of shares which normally involve payment of initial sales charges, and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of shares of AIM LIMITED MATURITY TREASURY SHARES, and in an amount up to 0.25% of such purchases of shares of AIM TAX-FREE INTERMEDIATE SHARES.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close") on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds, other than AIM MONEY MARKET FUND, currently offer two classes of shares, and AIM MONEY MARKET FUND currently offers three classes of shares, through separate distribution systems (the "Multiple Distribution System"). Although the Class A and Class B shares (and with respect to AIM MONEY MARKET FUND, Class C shares) of a particular Multiple Class Fund represent an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by Class A or Class B shares and, if applicable, Class C shares, and other relevant factors, such as whether his or her investment goals are long-term or short-term.


                                                                      MCF 02/97*

     CLASS A SHARES are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Class B Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of their Class B shares, investors will be relieved of the higher Class B Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     CLASS C SHARES of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge. Such shares are, however, subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND AND AIM TAX-EXEMPT CASH FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that either Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position. Class B shares of AIM MONEY MARKET FUND are designed for temporary investment as part of an investment program in the Class B shares and, unlike shares of most money market funds, are subject to a contingent deferred sales charge as well as Rule 12b-1 distribution fees and service fees.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of shares of AIM TAX-EXEMPT CASH FUND, Class C shares of AIM MONEY MARKET FUND and Class B shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


                                                                      MCF 02/97*

  The term "purchaser" means:

  o an individual and his or her spouse and minor children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  o a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP") where the employer has notified AIM Distributors in writing that all of its related employee SEP or SARSEP accounts should be linked;

  o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  o the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and
(ii) Class B shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Trans-


                                                                      MCF 02/97*
fer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and (ii) Class B shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and (ii) Class B shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; and (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services.

  In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the initial amount invested in the fund(s) is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an


                                                                      MCF 02/97*
employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single omnibus account per fund and the financial institution or service organization has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms up to 1.00% of the net asset value of any shares of the Load Funds (as defined on page A-10 herein) up to 0.10% of the net asset value of any shares of AIM LIMITED MATURITY TREASURY SHARES, and up to 0.25% of the net asset value of any shares of all other AIM Funds sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns Class A shares of a Multiple Class Fund, Class C shares of AIM Money Market Fund, or shares of another AIM Fund can arrange for monthly, quarterly or annual checks in any amount (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own Class B shares of a Multiple Class Fund can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. No contingent deferred sales charge with respect to Class B shares of a Multiple Class Fund will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to Class B shares that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the initial account value.


                                                                      MCF 02/97*

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B Shares and Class C Shares of the Multiple Class Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make monthly or quarterly investments may establish an Automatic Investment Plan. Under this plan, on or about the tenth and/or twenty-fifth day of the applicable month, a draft is drawn on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account). The proceeds of the draft are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the draft. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; and dividends and distributions attributable to Class C shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sales charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM TAX-FREE INTERMEDIATE SHARES, AIM TAX-EXEMPT CASH FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; and SEP plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).


                                                                      MCF 02/97*

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; shares of certain of the AIM Funds, referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and shares of certain other funds, including the Class C shares of AIM MONEY MARKET FUND, referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.

                             LOAD FUNDS:                             LOWER LOAD FUNDS:
                             -----------                             -----------------
   AIM AGGRESSIVE GROWTH           AIM HIGH YIELD FUND -- CLASS A      AIM LIMITED MATURITY TREASURY SHARES
     FUND -- CLASS A               AIM INCOME FUND -- CLASS A          AIM TAX-FREE INTERMEDIATE SHARES
   AIM BALANCED FUND -- CLASS A    AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A     FUND -- CLASS A                 NO LOAD FUNDS:
   AIM CAPITAL DEVELOPMENT         AIM INTERNATIONAL EQUITY          --------------
     FUND -- CLASS A                 FUND -- CLASS A                 AIM MONEY MARKET FUND
   AIM CHARTER FUND -- CLASS A     AIM MONEY MARKET                    -- CLASS C
   AIM CONSTELLATION                 FUND -- CLASS A                 AIM TAX-EXEMPT CASH FUND
     FUND -- CLASS A               AIM MUNICIPAL BOND
   AIM GLOBAL AGGRESSIVE GROWTH      FUND -- CLASS A
     FUND -- CLASS A               AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                 OF CONNECTICUT
     FUND -- CLASS A               AIM VALUE FUND -- CLASS A
   AIM GLOBAL INCOME               AIM WEINGARTEN FUND -- CLASS A
     FUND -- CLASS A
   AIM GLOBAL UTILITIES
     FUND -- CLASS A
   AIM GROWTH FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; (ii) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND NO LOAD FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGE ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares and shares of all other AIM Funds may not be exchanged for Class B shares; (iv) Class B shares may be exchanged only for Class B shares; and (v) Class C shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B shares. DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                       MULTIPLE
                                                                                                         CLASS
                                                               LOWER LOAD            NO LOAD             FUNDS:
FROM:              TO:    LOAD FUNDS                             FUNDS                FUNDS             CLASS B
-----              -----------------                      ---------------------  ----------------    -------------
Load Funds......   Net Asset Value                        Net Asset Value        Net Asset Value     Not Applicable

Lower Load Funds   Net Asset Value                        Net Asset Value        Net Asset Value     Not Applicable

No Load Funds...   Offering Price if No Load shares were  Net Asset Value if     Net Asset Value     Not Applicable
                   directly purchased. Net Asset Value    No Load shares were
                   if No Load shares were acquired upon   acquired upon
                   exchange of shares of any Load Fund    exchange of shares of
                   or any Lower Load Fund.                any Load Fund or any
                                                          Lower Load Fund;
                                                          otherwise,
                                                          Offering Price.

                                             (Table continued on following page)


                                                                      MCF 02/97*

                                                                                                      MULTIPLE
                                                                                                       CLASS
                                                             LOWER LOAD            NO LOAD             FUNDS:
FROM:            TO:    LOAD FUNDS                             FUNDS                FUNDS             CLASS B
-----            -----------------                      ---------------------  ----------------    -------------
Multiple Class
  Funds:
  Class B....... Not Applicable                         Not Applicable         Not Applicable      Net Asset Value


  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds...... Net Asset Value                        Net Asset Value        Net Asset Value     Not Applicable

Lower Load       Net Asset Value if shares were         Net Asset Value        Net Asset Value     Not Applicable
  Funds......... acquired upon exchange of any Load
                 Fund. Otherwise, difference in sales
                 charge will apply.
No Load Funds... Offering Price if No Load shares were  Net Asset Value if     Net Asset Value     Not Applicable
                 directly purchased. Net Asset Value    No Load shares were
                 if No Load shares were acquired upon   acquired upon
                 exchange of shares of any Load Fund.   exchange of shares of
                 Difference in sales charge will apply  any Load Fund or any
                 if No Load shares were acquired upon   Lower Load Fund;
                 exchange of Lower Load Fund shares.    otherwise, Offering
                                                        Price.
Multiple Class
  Funds:
  Class B....... Not Applicable                         Not Applicable         Not Applicable      Net Asset Value

  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A and Class B shares of a Multiple Class Fund cannot be exchanged for each other), except that Class C shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds


                                                                      MCF 02/97*
from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B shares of Multiple Class Funds. For purposes of determining a shareholder's holding period of Class B shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B shares were held prior to an exchange will be added to the holding period of Class B shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased,
(ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

        YEAR                                                CONTINGENT DEFERRED
        SINCE                                                 SALES CHARGE AS
       PURCHASE                                              % OF DOLLAR AMOUNT
         MADE                                                 SUBJECT TO CHARGE
       --------                                              -------------------
       First................................................         5%
       Second...............................................         4%
       Third................................................         3%
       Fourth...............................................         3%
       Fifth................................................         2%
       Sixth................................................         1%
       Seventh and Following................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the registered shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in
Section 72(m)(7) of the Code (provided AIM Distributors is notified of such death or disability at the time of the redemption request and is provided with satisfactory evidence of such death or disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the


                                                                      MCF 02/97*
time the shareholder elects to participate in the Systematic Withdrawal Plan,
(4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund and (5) effected by AIM of its investment in Class B shares.

  Waiver category (1) above applies only to redemptions:

          (i) made within one year following death or initial determination of disability; and

          (ii) of Class B shares held at the time of death or initial determination of disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70- 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value;

          (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD (i) shares of any Load Fund or Class C shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under
Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the initial amount invested by a Plan in one or more of the AIM Funds is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or
(c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the registered shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in Section 72(m)(7) of the Code; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; and (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."


  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for re-


                                                                      MCF 02/97*
demption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59- 1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account as indicated on the account application; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth at that item of the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.

  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND and Class C Shares of AIM MONEY MARKET FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND and the Class C Shares of AIM MONEY MARKET FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent, except that Class B shares of the Multiple Class Funds, and Class A shares of the Multiple Class Funds and shares of the other AIM Funds that are subject to the contingent deferred sales charge program for large purchases described above, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally mailed within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.


                                                                      MCF 02/97*

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from AIM LIMITED MATURITY TREASURY SHARES or AIM TAX-FREE INTERMEDIATE SHARES, however, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.

  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares of the Multiple Class Funds or shares of any other AIM Fund, and who subsequently reinvest a portion or all of the value of the redeemed shares in shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon and NYSE Close with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE SHARES value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


                                                                      MCF 02/97*

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.

                                                                               DISTRIBUTIONS     DISTRIBUTIONS
                                                                                  OF NET            OF NET
                                                   DIVIDENDS FROM                REALIZED          REALIZED
                                                   NET INVESTMENT               SHORT-TERM         LONG-TERM
FUND                                                    INCOME                  CAPITAL GAINS     CAPITAL GAINS
----                                           -----------------------        ---------------   ---------------
AIM AGGRESSIVE GROWTH FUND...................  declared and paid annually      annually             annually
AIM BALANCED FUND............................  declared and paid quarterly     annually             annually
AIM BLUE CHIP FUND...........................  declared and paid annually      annually             annually
AIM CAPITAL DEVELOPMENT FUND.................  declared and paid annually      annually             annually
AIM CHARTER FUND.............................  declared and paid quarterly     annually             annually
AIM CONSTELLATION FUND.......................  declared and paid annually      annually             annually
AIM GLOBAL AGGRESSIVE GROWTH FUND............  declared and paid annually      annually             annually
AIM GLOBAL GROWTH FUND.......................  declared and paid annually      annually             annually
AIM GLOBAL INCOME FUND.......................  declared daily; paid monthly    annually             annually
AIM GLOBAL UTILITIES FUND....................  declared daily; paid monthly    annually             annually
AIM GROWTH FUND..............................  declared and paid annually      annually             annually
AIM HIGH YIELD FUND..........................  declared daily; paid monthly    annually             annually
AIM INCOME FUND..............................  declared daily; paid monthly    annually             annually
AIM INTERMEDIATE GOVERNMENT FUND.............  declared daily; paid monthly    annually             annually
AIM INTERNATIONAL EQUITY FUND................  declared and paid annually      annually             annually
AIM LIMITED MATURITY TREASURY SHARES.........  declared daily; paid monthly    annually             annually
AIM MONEY MARKET FUND........................  declared daily; paid monthly    at least annually    annually
AIM MUNICIPAL BOND FUND......................  declared daily; paid monthly    annually             annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT......  declared daily; paid monthly    annually             annually
AIM TAX-EXEMPT CASH FUND.....................  declared daily; paid monthly    at least annually    annually
AIM TAX-FREE INTERMEDIATE SHARES.............  declared daily; paid monthly    annually             annually
AIM VALUE FUND...............................  declared and paid annually      annually             annually
AIM WEINGARTEN FUND..........................  declared and paid annually      annually             annually

  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Class A, Class B or Class C shares are reinvested in additional shares of such Class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Class A or Class B shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class A shares may not be reinvested in Class B shares, and (iii) dividends and distributions attributable to the Class C shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


                                                                      MCF 02/97*

  Dividends on Class B shares are expected to be lower than those for Class A or Class C shares because of higher distribution fees paid by Class B shares. Dividends on Class A, Class B and Class C shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.

  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, and AIM TAX-FREE INTERMEDIATE SHARES (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY SHARES, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE SHARES will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such Fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions (other than exempt-interest dividends and capital gain dividends) and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and


                                                                      MCF 02/97*
other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. This percentage may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.

  AIM INTERMEDIATE GOVERNMENT FUND and AIM LIMITED MATURITY TREASURY
SHARES -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. Government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution
(1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM MUNICIPAL BOND FUND and AIM LIMITED MATURITY TREASURY SHARES, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Texas Commerce Bank National Association, P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.


  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and passes upon the legality of the shares offered pursuant to this Prospectus.


  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                                                                      MCF 02/97*

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:
--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:

      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.


  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:


- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                      MCF 02/97*

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."


  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice.



  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").



                                                                      MCF 02/97*

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[AIM LOGO APPEARS HERE]          THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Advisor
A I M Advisors, Inc.
11 Greenway Plaza, Suite 1919
Houston, TX 77046-1173

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Independent Accountants
KPMG Peat Marwick LLP
700 Louisiana
NationsBank Bldg.
Houston, TX 77002


For more complete information about any other Fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call
(800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                      STATEMENT OF ADDITIONAL INFORMATION




                         AIM INTERNATIONAL EQUITY FUND

             (A SERIES PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC.)



                               11 Greenway Plaza
                                   Suite 1919
                           Houston, Texas  77046-1173
                                 (713) 626-1919




                           -------------------------





       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND
  IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE ABOVE-NAMED FUND,
     A COPY OF WHICH MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING
      A I M DISTRIBUTORS, INC., P.O. BOX 4739, HOUSTON, TEXAS 77210-4739,

                          OR BY CALLING (800) 347-4246





                           -------------------------






         Statement of Additional Information Dated:  February 24, 1997
              Relating to the Prospectus Dated: February 24, 1997

                               TABLE OF CONTENTS

                                                                                                                     PAGE
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Company and its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         Total Return Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         Historical Portfolio Results . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         General Brokerage Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Section 28(e) Standards  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
         Brokerage Commissions Paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

HEDGING STRATEGIES AND OTHER INVESTMENT TECHNIQUES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Hedging Foreign Currency Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Writing Covered Call Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Writing Covered Put Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Purchasing Put Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Purchasing Call Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Combined Option Positions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Stock Index Options and Futures and Financial Futures  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Restrictions on the Use of Futures Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Restrictions on OTC Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Asset Coverage for Futures and Options Positions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Risk Factors in Options, Futures, Forward and Currency Transactions  . . . . . . . . . . . . . . . . . . . .  11
         Repurchase Agreements and Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Short Sales  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Foreign Exchange Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
         Material Changes to Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Remuneration of Directors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         AIM Funds Retirement Plan for Eligible Directors/Trustees  . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Deferred Compensation Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Investment Advisory and Administrative Services Agreements . . . . . . . . . . . . . . . . . . . . . . . . .  23

THE DISTRIBUTION PLANS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

THE DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28

HOW TO PURCHASE AND REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

NET ASSET VALUE DETERMINATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
         Reinvestment of Dividends and Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
         Tax Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30

MISCELLANEOUS INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
         Audit Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
         Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
         Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
         Shareholder Inquiries  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36
         Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION


         AIM International Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information, which relates to the Company's AIM International Equity Fund series (the "Fund"), is included in a Prospectus, dated February 24, 1997 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Prospectus before they invest in the Fund.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Company's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

         The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as a diversified, open-end, series, management investment company. The Company currently consists of four portfolios, one of which is the Fund. Other portfolios of the Company, whose shares are offered through a separate prospectus and statement of additional information are: AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund. Each portfolio of the Company offers both Class A shares and Class B shares.

         As used in the Prospectus, the term "majority of the outstanding shares" of the Company, the Fund, or a class of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, the Fund or such class present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Company, the Fund or such class are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company, the Fund or such class.

         Each share of the Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to the Fund and, upon liquidation of the Fund, to participate proportionately in the Fund's net assets remaining after satisfaction of the Fund's outstanding liabilities. Fractional shares have proportionately the same rights, including voting rights, as are provided for full shares.


                                  PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total return does not represent the actual year-to-year performance of the Fund.

         In addition to average annual total return, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in tables, graphs or similar illustrations. Total returns may be quoted with or without taking the Class A shares' 5.50% maximum sales charge, or the Class B shares' 5% maximum contingent deferred sales charge ("CDSC") into account. Excluding sales charges from a total return calculation produces a higher total return figure.

HISTORICAL PORTFOLIO RESULTS

         Total returns for Class A shares of the Fund for the one-year period ended October 31, 1996 and the period April 7, 1992 (dated of effectiveness of the Fund's registration's statement) through October 31, 1996 (which include the maximum sales charge of 5.50% and reinvestment of all dividends and distributions) were as follows:


                                    Average Annual
                                    Total Return           Cumulative Return
                                   --------------          -----------------
One year ended 10/31/96               9.42%                      9.42%
Period 04/07/92 - 10/31/96           13.51%                     78.36%



         Total returns for Class B shares of the Fund for the one-year period ended October 31, 1996 and the period September 15, 1994 (inception date) through October 31, 1996 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions) were as follows:



                                    Average Annual
                                    Total Return           Cumulative Return
                                   --------------          -----------------
One year ended 10/31/96                 9.88%                   9.88%
Period 09/15/94 - 10/31/96              7.88%                  17.51%



         During the one-year period ended October 31, 1996 and for the period from April 7, 1992 through October 31, 1996, a hypothetical $1,000 investment in the Class A shares of the Fund at the beginning of each such period would have been worth $1,094.20 and $1,783.60, respectively. Both of such figures assume the maximum sales charge was paid and all distributions were reinvested. During the one-year period ended October 31, 1996 and the period September 15, 1994 through October 31, 1996, a hypothetical $1,000 investment in the Class B shares of the Fund at the beginning of each such period would have been worth $1,098.80 and $1,175.10, respectively. Both of such figures assume the maximum contingent deferred sales charge was paid and all distributions were reinvested.


         The Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Fund may also advertise mutual fund performance rankings which have been assigned to the Fund by such monitoring services. The Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index, the Standard and Poor's 500 Stock Index, The Financial Times - Actuaries World Indices (a wide range of comprehensive measures of stock price performance for the world's major stock markets and regional areas), Morgan Stanley Capital International Indices, including the EAFE Index, Pacific Basin Index and Pacific Ex Japan Index (a widely recognized series of indices in international market performance), and indices of stocks comparable to those in which the Fund invests.

         From time to time, the Fund's advertising may include discussions of general domestic and international economic conditions and interest rates, and may make reference to international economic sources such as The Bundesbank (the German equivalent of the U.S. Federal Reserve Board). The Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation. Also from time to time, sales literature and/or advertisements for the Fund may disclose (i) the largest holdings in the Fund's portfolio (ii) certain selling group members and/or (iii) certain institutional shareholders.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for the Fund, for the selection of broker-dealers, for the execution of the Fund's investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions, and where applicable, for the negotiation of commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

         A portion of the securities in which the Fund invests are traded in over-the-counter ("OTC") markets, and in such transactions, the Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, generally without commissions as such, but which include compensation in the form of mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates.

         Foreign equity securities may be held by the Fund in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing underlying securities of foreign issuers, or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's attitude toward and interest in mutual funds in general and in the Fund and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.


         Subject to the overall objective of obtaining best net price and most favorable execution for the Fund, AIM may also consider sales of shares of the Fund and of the other AIM Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In such cases, Fund trades may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements.


         AIM will seek, whenever possible, to recapture for the benefit of the Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of an account's portfolio securities in a tender or exchange offer.

         The Fund is not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other AIM Funds. Also, the Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         Provisions of the Investment Company Act of 1940, as amended ("1940 Act") and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the fund to engage in certain transactions with such 5% holders, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of the Fund. It is possible that, at times, identical securities will be appropriate for investment by the Fund and by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these accounts, and is considered at or about the same time, transactions in such securities will be allocated among the Fund and such accounts in a manner deemed equitable by AIM. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Under Section 28(e) of the Securities Exchange Act of 1934, AIM shall not be deemed to have acted unlawfully or to have breached its fiduciary duty solely because under certain circumstances it has caused an account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion," and that the services provided by a broker provide AIM with lawful and appropriate assistance in the performance of its investment decision-making responsibilities.

         Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM to be beneficial to the Fund's investment program. Research services received from brokers supplement AIM's own research (and the research of sub-advisors to other clients of AIM), and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to United States and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's staffs can follow. In addition, this research provides AIM with a diverse perspective on financial markets. Research services which are provided to AIM by brokers are available for the benefit of all accounts managed or advised by AIM or by sub-advisors to accounts managed or advised by AIM. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to AIM in advising clients other than the Fund. Similarly, any research services received by AIM through the placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Fund. AIM is of the opinion that this material is beneficial in supplementing AIM's research and analysis and therefore it may benefit the Fund by improving the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services.

         Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund.

    As of October 31, 1996, the Fund had entered into a repurchase agreement with Daiwa Securities, Inc. having a market value of $121,642. Daiwa Securities, Inc. is a regular broker of the Company, as defined in Rule 10b-1.


BROKERAGE COMMISSIONS PAID


    For the years ended October 31, 1996, 1995 and 1994 the Fund paid brokerage commissions of $5,666,504, $3,169,134 and $3,253,649, respectively. The increase in brokerage commissions from October 31, 1994 through October 31,
1996 was due to the increase in the Fund's net assets during such period.   For
the fiscal year ended October 31, 1996, AIM allocated certain of the Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $5,703,215 and the related brokerage commissions were $5,452.


               HEDGING STRATEGIES AND OTHER INVESTMENT TECHNIQUES

         The following discussion of certain investment strategies supplements the discussion set forth in the Prospectus under the heading "Hedging Strategies and Other Investment Techniques."

         The Fund may seek to hedge its portfolio against movements in the equity markets, interest rates and exchange rates between currencies through the use of options, futures transactions, options on futures and foreign forward exchange transactions. The Fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures, and related options on such futures. The Fund may also deal in certain forward contracts, including forward foreign exchange transactions, foreign currency options and futures, and related options on such futures. The Fund is authorized to enter into such options and futures transactions either on exchanges or in the OTC markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), AIM believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

HEDGING FOREIGN CURRENCY RISKS

         Generally, the foreign exchange transactions of the Fund will be conducted on a spot (cash) basis at the spot rate then prevailing for purchasing or selling currency in the foreign exchange market. However, the Fund has authority to deal in forward foreign exchange between currencies (including the U.S. dollar) as a hedge against possible variations in the foreign exchange rate between such currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign exchange may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

         The Fund may not position hedge with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund will not attempt to hedge all of its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by AIM. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its total assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

         In addition to the forward exchange contracts, the Fund may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options as a short or long hedge against possible variations in foreign exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

WRITING COVERED CALL OPTIONS

         The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

WRITING COVERED PUT OPTIONS

         The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

         When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

PURCHASING PUT OPTIONS

         The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option the Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

PURCHASING CALL OPTIONS

         The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

COMBINED OPTION POSITIONS

         The Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "straddle," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

STOCK INDEX OPTIONS AND FUTURES AND FINANCIAL FUTURES

         The Fund is authorized to engage in transactions in stock index options and futures and financial futures, and related options. The Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment, such as the AMEX Oil & Gas Index. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodities Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of "trade option" as set forth in CFTC Regulation 32.4, the Fund will not make such investments.

         The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with the debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

         The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When the Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. The Fund does not consider purchases of futures contracts to be a speculative practice under these circumstances. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions) a long futures position may be terminated without the corresponding purchase of securities.

         The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

         The Fund is also authorized to engage in options and futures transactions on U.S. and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

         The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, the Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for U.S. dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the U.S. dollar will tend to be offset by an increase in the value of the put option.

         Certain differences exist between these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade or futures exchanges. The Fund will not speculate in foreign security or currency options, futures or related options. The Fund will not hedge a currency substantially in excess of the market value of securities which it has committed or anticipates to purchase which are denominated in such currency, and in the case of securities which have been sold by the Fund but not yet delivered, the proceeds thereof in its denominated currency. The Fund will not incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

RESTRICTIONS ON THE USE OF FUTURES TRANSACTIONS

         The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received.
Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

         Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. However, if an option is "in-the-money" (the price of the option exceeds the strike price), the in-the-money portion may be excluded in computing the 5% limit.

RESTRICTIONS ON OTC OPTIONS

         The Fund will engage in transactions involving OTC options, including over-the-counter stock index options, over-the-counter foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which AIM believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

         The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of (i) the market value of OTC options currently outstanding which are held by the Fund, (ii) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund, (iii) margin deposits on the Fund's existing OTC options on futures contracts, and (iv) the market value of all other assets of the Fund which are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York, and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Board of Directors of the Company without approval of the Fund's shareholders. However, the Fund will not change or modify this policy prior to the change or modification by the SEC staff of its position.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.
The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will segregate cash and high grade liquid debt securities
with its custodian bank in the amount prescribed.   Securities which are
segregated will not be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

RISK FACTORS IN OPTIONS, FUTURES, FORWARD AND CURRENCY TRANSACTIONS

         The use of options and futures transactions to hedge the Fund's portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on AIM's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

         The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, AIM believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

         The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more account or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. AIM does not believe that these trading and position limits will have any adverse impact on the portfolio strategies for hedging the Fund's portfolio.

         Because the Fund will engage in the options and futures transactions described above solely in connection with its hedging activities, AIM does not believe such options and futures transactions necessarily will have any significant effect on the Fund's portfolio turnover rate.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements and reverse repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

         A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price, date, and interest payment. It is the current operating policy of the Fund to enter into reverse repurchase agreements (which are considered to be borrowings under the 1940 Act) only for temporary or emergency purposes and not as a means to increase income. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the Fund will segregate U.S. Treasury obligations having a value equal to the repurchase price under such reverse repurchase agreement. Any investment gains made by the Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program.
While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

SHORT SALES

         The Fund may from time to time enter into short sales transactions. The Fund will not make short sales of securities or maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by the Fund for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of the Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         The Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its total assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its total assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


FOREIGN EXCHANGE TRANSACTIONS



         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Fund may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Fund. The Fund attempts to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Fund holds foreign currencies.


                            INVESTMENT RESTRICTIONS



MATERIAL CHANGES TO INVESTMENT RESTRICTIONS



         On December 11, 1996, the Board of Directors of the Company approved, subject to shareholder approval, the elimination of and a change to certain fundamental investment policies of the Fund. Shareholders approved these changes at an annual meeting of shareholders on February 7, 1997 and they will become effective as of March 1, 1997.



         Reference is made to Investment Restrictions 8, 10, and 11, set forth below. The Board of Directors and shareholders approved the elimination of Investment Restriction 8 and a change to Investment Restrictions 10 and 11. Effective as of March 1, 1997, Investment Restriction 8 will no longer apply and Investment Restrictions 10 and 11 will read in full as follows:



         10. Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, taken at market value, more than 5% of the Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.



         11. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         The following fundamental policies and investment restrictions have been adopted by the Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

The Fund may not:

                 1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

                 2. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures.

                 3. Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

                 4. Make loans, although the Fund may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

                 5. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements as a temporary defensive measure for extraordinary or emergency purposes, and then only in amounts not exceeding 10% of its total assets, taken at market value, and may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. For purposes of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets, and neither such arrangements nor the purchase and sale of options, futures or related options shall be deemed to be the issuance of a senior security. Whenever bank borrowings and the value of the Fund's reverse repurchase agreements exceed 5% of the value of the Fund's total assets, the Fund will not make any additional purchases of securities for investment purposes.

                 6. Underwrite securities of other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

                 7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

                 8. Invest in securities of an issuer (including predecessors and unconditional guarantors) which has a record of less than three years of continuous operations. See "Material Changes to Investment Restrictions" above.

                 9. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will apply to foreign government obligations unless the Securities and Exchange Commission permits their exclusion.


                 10. Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, taken at market value, more than 5% of the Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. See "Material Changes to Investment Restrictions" above.



                 11. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund. See "Material Changes to Investment Restrictions" above.

                 12. Issue senior securities, except as provided in restriction number 5 above.

         The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, the Fund will not:

                 13. Make investments for the purpose of exercising control or management.

                 14. Lend its portfolio securities in excess of 33-1/3% of its total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."

                 15. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise readily marketable if, regarding all such securities, more than 15% of the Fund's total assets, taken at market value, would be invested in such securities.

                 16. Effect short sales of securities, except that the Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

         Percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total assets.

         Subject to investment restriction number 14 above, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions such as banks and trust companies and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. Such cash will be invested in short-term securities, which will increase the current income of the Fund. Such loans will not be for more than 30 days and will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions. See the information under the caption "Hedging Strategies and Other Investment Techniques -- Lending of Portfolio Securities" above.

         The Fund may invest in warrants, valued at the lower of cost or market, to the extent that the value of such warrants, in the aggregate, does not exceed 5% of the value of the Fund's net assets. Included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on national exchanges.

         In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments that are more restrictive than the restrictions described above. For example, as of the date of this Statement of Additional Information, the Fund has undertaken (1) that it will not invest more than 15% of its average net assets at the time of purchase in investments which are not readily marketable (Texas) and (2) that it will not purchase or retain securities of any issuer if the directors and officers of the Company and AIM who own more than 0.5% of the securities of such issuer together beneficially own more than 5% of the securities of such issuer (Ohio). Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, the Fund will revoke the commitment by terminating sales of its shares in the states involved.

         The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.


                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during the last five years are set forth below.



                                       POSITIONS HELD WITH
                                       -------------------
        NAME, ADDRESS AND AGE              REGISTRANT         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
        ---------------------              ----------         ----------------------------------------
  *CHARLES T. BAUER (77)                   Director and       Director, Chairman and Chief Executive
   11 Greenway Plaza, Suite 1919           Chairman           Officer, A I M Management Group Inc.;
   Houston, TX 77046                                          Chairman of the Board of Directors,
                                                              A I M Advisors, Inc., A I M Capital
                                                              Management, Inc., A I M Distributors, Inc.,
                                                              A I M Fund Services, Inc.,
                                                              A I M Institutional Fund Services, Inc. and
                                                              Fund Management Company.


----------------------------------
* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                               POSITIONS HELD WITH
                               -------------------
  NAME, ADDRESS AND AGE            REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------            ----------      ----------------------------------------
  BRUCE L. CROCKETT (52)           Director         Formerly, Director, President and Chief
  906 Frome Lane                                    Executive Officer, COMSAT Corporation
  McLean, VA 22102                                  (includes COMSAT World Systems, COMSAT Mobile
                                                    Communications, COMSAT Video Enterprises,
                                                    COMSAT RSI and COMSAT International
                                                    Ventures).  Previously, President and Chief
                                                    Operating Officer, COMSAT Corporation;
                                                    President, World Systems Division, COMSAT
                                                    Corporation; and Chairman, Board of Governors
                                                    of INTELSAT; (each of the COMSAT companies
                                                    listed above is an international
                                                    communication, information and entertainment-
                                                    distribution services company).


  OWEN DALY II (72)                Director         Director, Cortland Trust Inc. (investment
  Six Blythewood Road                               company). Formerly, Director, CF & I Steel
  Baltimore, MD  21210                              Corp., Monumental Life Insurance Company and
                                                    Monumental General Insurance Company; and
                                                    Chairman of the Board of Equitable
                                                    Bancorporation.


**CARL FRISCHLING (60)             Director         Partner, Kramer, Levin, Naftalis & Frankel
  919 Third Avenue                                  (law firm).  Formerly, Partner, Reid & Priest
  New York, NY  10022                               (law firm); and, prior thereto, Partner,
                                                    Spengler Carlson Gubar Brodsky & Frischling
                                                    (law firm).

 *ROBERT H. GRAHAM  (50)           Director and     Director, President and Chief Operating
  11 Greenway Plaza, Suite 1919    President        Officer, A I M Management Group Inc.;
  Houston, TX 77046                                 Director and President, A I M Advisors, Inc.;
                                                    Director and Senior Vice President,
                                                    A I M Capital Management, Inc.,
                                                    A I M Distributors, Inc., A I M Fund
                                                    Services, Inc., A I M Institutional Fund
                                                    Services, Inc. and Fund Management Company.


----------------------------------
** A director who is an interested person of the Company as defined in the 1940 Act.

* A director who is an interested person of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                   POSITIONS HELD WITH
                                   -------------------
  NAME, ADDRESS AND AGE                REGISTRANT         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------                ----------         ----------------------------------------
  JOHN F. KROEGER (72)                 Director           Director, Flag Investors International Fund,
  37 Pippins Way                                          Inc., Flag Investors Emerging Growth Fund,
  Morristown, NJ  07960                                   Inc., Flag Investors Telephone Income Fund,
                                                          Inc., Flag Investors Equity Partners  Fund,
                                                          Inc., Total Return U.S. Treasury Fund, Inc.,
                                                          Flag Investors Intermediate Term Income Fund,
                                                          Inc., Managed Municipal Fund, Inc., Flag
                                                          Investors Value Builder Fund, Inc., Flag
                                                          Investors Maryland Intermediate Tax-Free
                                                          Income Fund, Inc., Flag Investors Real Estate
                                                          Securities Fund, Inc., Alex. Brown Cash
                                                          Reserve Fund, Inc. and North American
                                                          Government Bond Fund, Inc. (investment
                                                          companies).  Formerly, Consultant, Wendell &
                                                          Stockel Associates, Inc. (consulting firm).


  LEWIS F. PENNOCK  (54)               Director           Attorney in private practice in Houston,
  6363 Woodway, Suite 825                                 Texas.
  Houston, TX  77057

  IAN W. ROBINSON (73)                 Director           Formerly, Executive Vice President and Chief
  183 River Drive                                         Financial Officer, Bell Atlantic Management
  Tequesta, FL  33469                                     Services, Inc. (provider of centralized
                                                          management services to telephone companies);
                                                          Executive Vice President, Bell Atlantic
                                                          Corporation (parent of seven telephone
                                                          companies); and Vice President and Chief
                                                          Financial Officer, Bell Telephone Company of
                                                          Pennsylvania and Diamond State Telephone
                                                          Company.

  LOUIS S. SKLAR (57)                  Director           Executive Vice President, Development and
  Transco Tower, 50th Floor                               Operations, Hines Interests Limited
  2800 Post Oak Blvd.                                     Partnership (real estate development).
  Houston, TX  77056

                                 POSITIONS HELD WITH
                                 -------------------
     NAME, ADDRESS AND AGE           REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
     ---------------------           ----------             ----------------------------------------
***JOHN J. ARTHUR  (52)              Senior Vice            Senior Vice President and Treasurer,
   11 Greenway Plaza,                President and          A I M Advisors, Inc.; and Vice President and
   Suite 1919                        Treasurer              Treasurer, A I M Management Group Inc.,
   Houston, TX 77046                                        A I M Capital Management, Inc.,
                                                            A I M Distributors, Inc., A I M Fund
                                                            Services, Inc., A I M Institutional Fund
                                                            Services, Inc. and Fund Management Company.

   GARY T. CRUM  (49)                Senior Vice            Director and President, A I M Capital
   11 Greenway Plaza, Suite 1919     President              Management, Inc.; Director and Senior Vice
   Houston, TX 77046                                        President, A I M Management Group Inc.,
                                                            A I M Advisors, Inc.; and Director,
                                                            A I M Distributors, Inc.

   SCOTT G. LUCAS (37)               Senior Vice            Senior Vice President, A I M Capital
   11 Greenway Plaza, Suite 1919     President              Management, Inc.; and Vice President,
   Houston, TX 77046                                        A I M Management Group Inc. and
                                                            A I M Advisors, Inc.

***CAROL F. RELIHAN  (42)            Senior Vice            Senior Vice President, General Counsel and
   11 Greenway Plaza,                President and          Secretary, A I M Advisors, Inc.; Vice
   Suite 1919                        Secretary              President, General Counsel and Secretary,
   Houston, TX 77046                                        A I M Management Group Inc.; Vice President
                                                            and General Counsel, Fund Management Company;
                                                            and Vice President, A I M Capital Management,
                                                            Inc., A I M Distributors, Inc., A I M Fund
                                                            Services, Inc. and A I M Institutional Fund
                                                            Services, Inc.

   DANA R. SUTTON  (38)              Vice President and     Vice President and Fund Controller,
   11 Greenway Plaza, Suite 1919     Assistant Treasurer    A I M Advisors, Inc.; and Assistant Vice
   Houston, TX 77046                                        President and Assistant Treasurer, Fund
                                                            Management Company.


   ROBERT G. ALLEY  (48)             Vice President         Senior Vice President, A I M Capital
   11 Greenway Plaza, Suite 1919                            Management, Inc.; and Vice President, A I M
   Houston, TX 77046                                        Advisors, Inc.  Formerly, Senior Fixed Income
                                                            Money Manager, Waddell and Reed, Inc.


----------------------------------
***      Mr. Arthur and Ms. Relihan are married to each other.

                                       POSITIONS HELD WITH
                                       -------------------
  NAME, ADDRESS AND AGE                  REGISTRANT           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------                  ----------           ----------------------------------------
  MELVILLE B. COX (53)                   Vice President       Vice President and Chief Compliance Officer,
  11 Greenway Plaza, Suite 1919                               A I M Advisors, Inc., A I M Capital
  Houston, TX 77046                                           Management, Inc., A I M Distributors, Inc.,
                                                              A I M Fund Services, Inc.,
                                                              A I M Institutional Fund Services, Inc. and
                                                              Fund Management Company.  Formerly, Vice
                                                              President, Charles Schwab & Co., Inc.;
                                                              Assistant Secretary, Charles Schwab Family of
                                                              Funds and Schwab Investments; Chief
                                                              Compliance Officer, Charles Schwab Investment
                                                              Management, Inc.; and Vice President,
                                                              Integrated Resources Life Insurance Co. and
                                                              Capitol Life Insurance Co.

  JONATHAN C. SCHOOLAR (35)              Vice President       Director and Senior Vice President,
  11 Greenway Plaza, Suite 1919                               A I M Capital Management, Inc.; and Vice
  Houston, TX 77046                                           President, A I M Advisors, Inc.


         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

REMUNERATION OF DIRECTORS


         Each director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Set forth below is information regarding compensation paid or accrued for each director of the Company:


             DIRECTOR                 AGGREGATE               RETIREMENT                   TOTAL
             --------                COMPENSATION              BENEFITS                 COMPENSATION
                                     FROM COMPANY(1)           ACCRUED             FROM ALL AIM FUNDS(3)
                                     ------------             BY ALL AIM            ------------------
                                                               FUNDS(2)
                                                                -----
  Charles T. Bauer                     $      0                $     0                    $      0

  Bruce L. Crockett                       5,036                 38,621                      68,000

  Owen Daly II                            4,967                 82,607                      68,000(4)

  Carl Frischling                         5,002                 56,683                      68,000

  Robert H. Graham                            0                      0                           0

  John F. Kroeger                         4,825                 83,654                       66,000

  Lewis F. Pennock                        4,896                 33,702                       67,000

  Ian W. Robinson                         5,002                 64,973                       68,000

  Louis S. Sklar                          4,998                 47,593                       66,500



----------------

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 1996, including interest earned thereon, was $19,045.



(2) During the fiscal year ended October 31, 1996, the total amount of expenses allocated to the Company in respect of such retirement benefits was $16,282. Data reflect compensation earned for the calendar year ended December 31,1996.



(3)      Each of Messrs. Bauer, Crockett, Daly, Frischling, Graham,
         Kroeger, Pennock, Robinson and Sklar serves as director or trustee of a total of 10 AIM Funds. Data reflect total compensation earned during the calendar year ended December 31, 1996.



(4)      See also page 23 regarding fees earned by Mr. Frischling's law firm.


AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES


         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement

(including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in
quarterly installments.   If an eligible director dies after attaining the
normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.



         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 9, 10, 19, 19, 15, 9 and 7 years, respectively.


                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

       Number of                     Annual Compensation
    Years of Service                 Paid By All AIM Funds
   With the AIM Funds
   ------------------      -----------------------------------------
                            60,000           $65,000         $70,000
                           -----------------------------------------
           10              $45,000           $48,750          52,500

           9               $40,500           $43,875          47,250

           8               $36,000           $39,000          42,000

           7               $31,500           $34,125          36,750

           6               $27,000           $29,250          31,500

           5               $22,500           $24,375          26,250


DEFERRED COMPENSATION AGREEMENTS


         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation. See "Summary - Material Events" in the Prospectus for information regarding AIM Management's proposed merger with a subsidiary of INVESCO plc.

         During the year ended October 31, 1996, the Fund paid $5,247 in legal fees to Kramer, Levin, Naftalis & Frankel, as counsel to the Company's directors. Mr. Frischling, a Director of the Company, is a partner in such firm.


INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

         AIM is a wholly-owned subsidiary of A I M Management Group Inc., a holding company that has been engaged in the financial services business since 1976. See "Summary - Material Events" in the Prospectus for information regarding AIM Management's proposed merger with a subsidiary of INVESCO plc.


         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.


         The Company, on behalf of the Fund, has entered into an Investment Advisory Agreement and an Administrative Services Agreement with AIM. See "Management" in the Prospectus.

         The Investment Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to directors and shareholders meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Company on behalf of the Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise expressly provided.

         The Investment Advisory Agreement provides that if, for any fiscal year, the total of all ordinary business expenses of the Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation costs, exceed the applicable expense limitations imposed by state securities regulations in any state in which the Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fee otherwise payable to AIM during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse the Fund no later than the last day of the first month of the next succeeding fiscal year for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).


         The Investment Advisory Agreement for the Fund provides that such agreement will continue in effect until June 30, 1997, and from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement was approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on July 19, 1993, and was approved by the Fund's shareholders on September 27, 1993. The agreement became effective as of October 18, 1993. The agreement provides that the Fund or AIM may terminate such agreement on sixty (60) days' written notice without penalty. The Investment Advisory Agreement terminates automatically in the event of its assignment. Under the agreement, AIM is entitled to receive from the Fund a fee calculated at the annual rates of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees under the Investment Advisory Agreement in order to achieve the following annual fee structure for the Fund: 0.95% of the first $500 million of the Fund's average daily net assets; 0.90% of the next $500 million of the Fund's average daily net assets; and 0.85% of the Fund's average daily net assets exceeding $1 billion. AIM may terminate such fee waiver at any time without notice to Shareholders.


         For the fiscal years ended October 31, 1996, 1995 and 1994, AIM received advisory fees from the Fund of $10,384,642, $6,225,765, and $5,526,858, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, AIM waived advisory fees for the Fund in the amounts of $299,147, $77,672, and $43,159, respectively. Pursuant to a sub- advisory agreement which has since been terminated, AIM paid to Nationale-Nederlanden International Investment Advisors B.V. sub-advisory fees during the year ended October 31, 1994 of $429,520.



         The Administrative Services Agreement for the Fund provides that AIM may perform, or arrange for the performance of, certain accounting, shareholder servicing and other administrative services to the Fund which are not required to be performed by AIM under the Investment Advisory Agreement. For such services, AIM is entitled to receive from the Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Administrative Services Agreement provides that such agreement will continue in effect until June 30, 1997, and shall continue in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The Administrative Services Agreement was approved by the Company's Board of Directors (including the Non-Interested Directors) on July 19, 1993. The agreement became effective as of October 18, 1993.



         For the fiscal years ended October 31, 1996, 1995 and 1994, AIM received reimbursement of administrative services costs, including accounting and shareholder servicing costs (for the fiscal year ended October 31, 1994), from the Fund pursuant to the Administrative Services Agreement in the amount of $94,250, $29,858 and $381,864, respectively.


         In addition, the Transfer Agency and Service Agreement for the Fund provides that A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Fund, maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts. The Transfer Agency and Service Agreement became effective on November 1, 1994.


         For the fiscal years ended October 31, 1996 and 1995, AFS received transfer agency and shareholder services fees with respect to of the Fund in the amounts of $1,170,699 and $757,067, respectively.


         For the fiscal year ended October 31, 1994, AIM reimbursed AFS $351,680 pursuant to a services agreement which was terminated during the fourth quarter of 1994 for providing shareholder servicing for the Fund.


                             THE DISTRIBUTION PLANS

         THE CLASS A PLAN. The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.30% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.

         THE CLASS B PLAN. The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, the Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges that may be paid by the Fund and its classes.

         AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.

         The Fund's Class A shares had a different Rule 12b-1 plan (the "Former Plan") for the period prior to September 27, 1993. The Former Plan provided that the Class A shares' of the Fund would pay AIM Distributors a fee of up to 0.30% of the average daily net asset value of such shares' to reimburse AIM Distributors for its distribution expenses.


         For the fiscal year ended October 31, 1996, the Fund paid a total of $2,684,486 under the Class A Plan, which constituted 0.30% of the Class A
shares' average daily net assets.  For the fiscal year ended   October 31,
1996, the Fund paid $2,034,652 under the Class B Plan which constituted 1.00% of the Class B shares' average daily net assets.



         An estimate by category of actual fees paid by the Fund under the Class A Plan during the year ended October 31, 1996 follows:



         CLASS A
               Advertising                            $  201,447

               Printing and mailing                       31,069
               prospectuses,
               semi-annual reports and annual
               reports (other than to current
               shareholders

               Seminars                                   69,154

               Compensation to Underwriters to
               partially offset other marketing
               expenses                                        0

               Compensation to Dealers
               including finder's fees                 2,382,816

               Compensation to Sales Personnel                 0

         As estimate by category of actual fees paid by the Fund under the Class B Plan during the year ended October 31, 1996 follows:


         CLASS B
               Advertising                                  $   288,966

               Printing and mailing prospectuses                 43,995
               semi-annual reports and annual
               reports (other than to current
               shareholders

               Seminars                                         100,988

               Compensation to Underwriters to                1,527,909
               partially offset upfront dealer
               commissions and other marketing
               costs.

               Compensation to Dealers                           72,794

               Compensation to Sales Personnel                        0


         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Fund and its respective shareholders.

         The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


         Unless terminated earlier in accordance with their terms, the Plans continue in effect until June 30, 1997 and thereafter, as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.


         The Plans may be terminated by the vote of a majority of the Independent Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.30% of average daily net assets of the Fund's Class A shares as compared to 1.00% of such assets of the Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                THE DISTRIBUTOR

         Information concerning AIM Distributors and the continuous offering of the Fund's shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement with AIM Distributors relating to the Class A shares of the Fund was approved by the Board of Directors on September 10, 1994. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Fund was also approved by the Board of Directors on September 10, 1994. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Fund's prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Fund.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Fund at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve the Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         The Company (on behalf of any class of the Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM

Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Fund and its Class B shareholders to pay Contingent Deferred Sales Charges.


         For the fiscal years ended October 31, 1996, 1995 and 1994, the total sales charges paid in connection with the sale of Class A shares of the Fund were $8,663,571, $3,662,531 and $8,535,232, respectively, of which AIM
Distributors retained $1,489,975, $565,101 and $1,177,691, respectively.   For
the fiscal years ended October 31, 1996 and 1995 and the period September 15, 1994 (inception date) through October 31, 1994, contingent deferred sales charges paid by Class A and Class B shareholders were $39,753, $106,168 and $336, respectively.


                       HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectus under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

         The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Fund's Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Fund or with AIM and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Fund's best interest that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares without a sales charge are set forth in the Prospectus.

         Complete information concerning the method of exchanging shares of the Fund for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchange Privilege."


         Information concerning redemption of the Fund's shares is set forth in the Prospectus under the heading "How to Redeem Shares." AIM intends to redeem all shares of the Fund in cash. In addition to the Fund's obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund (Telephone: (800) 959-4246) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per
share of the Fund next determined after the repurchase order is received.   Such
arrangement is subject to timely receipt by A I M Fund Services, Inc. (a wholly-owned subsidiary of A I M Advisors, Inc.), the Fund's transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.



         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

                         NET ASSET VALUE DETERMINATION


         In accordance with current SEC rules and regulations, the net asset value of a share of the Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund share is determined as
of the close of the NYSE on such day.   For purposes of determining net asset
value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading of the NYSE will generally be used. Each Class' net asset value per share is determined by subtracting the Class' liabilities (e.g., the expenses) from the Class' assets, and dividing the result by the total number of Class shares outstanding. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.



         Equity securities listed or traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted
sales price.   Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates fair market value.



         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.



                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans -- Automatic Dividend Investment Plan." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own tax situation.


         Qualification as a Regulated Investment Company. As stated in the Fund's Prospectus, the Fund intends to qualify each year as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for tax treatment as a regulated investment company under the Code, the Fund is required, among other things, to derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"); and derive less than 30% of its gross income (exclusive of certain gains from designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) in each taxable year from the sale or other disposition of any of the following investments, if such investments are held for less than three months (the "Short-Short Gain Test"):
(a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities). Foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to the Fund's principal business may, under regulations not yet issued, not be qualifying income for purposes of the Income Requirement.

         At the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, the Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

         Fund Distributions. Under the Code, the Fund is exempt from U.S. federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and its net exempt interest income for the year. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

         The Fund also intends to distribute to shareholders substantially all of the excess of its net long-term capital gain over net short-term capital loss as a capital gain dividend. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares.

         Treasury regulations permit a regulated investment company in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of their ordinary taxable income for the calendar year plus 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) offset a net ordinary loss (but not below net capital gain) for any calendar year in determining its capital gain net income for the one-year period ending on October 31 of such calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, to include such gains and losses in determining ordinary taxable income for the succeeding calendar year). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.


         Investment in Foreign Financial Instruments. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

         Some of the forward foreign currency exchange contracts, options and futures contracts that the Fund may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

         Generally, the hedging transactions in which the Fund may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund (and if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle and conversion transaction rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Requirements relating to the Fund's tax status as a regulated investment company, including (in particular) the Short-Short Gain Test, may limit the extent to which the Fund will be able to engage in transactions in options and futures contracts.

         PFIC Investments. The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under one such election, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by the Fund. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         Redemption or Exchange of Shares. Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         If a shareholder exercises the exchange privilege within 90 days of acquiring Class A shares, then the loss such shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent the sales charge paid upon the purchase of Class A shares reduces any charge such shareholder would have owed upon purchase of the new Class A shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new Class A shares. In addition, any loss recognized on a sale or exchange will be disallowed to the extent Class A shares or Class B shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

         Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of the Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from the Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. The Fund's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

         Backup Withholding. Under certain provisions of the Code, the Fund may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Company or who, to the Company's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

         Foreign Shareholders. Dividends from the Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income taxes paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

         A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of the Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale of shares of the Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

         Notwithstanding the foregoing, if distributions by the Fund are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from the Fund's investment company taxable income, capital gains, and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

         Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.


         Miscellaneous Considerations; Effect of Future Legislation. The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 12, 1997. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules affecting investments in the Fund.


                           MISCELLANEOUS INFORMATION

AUDIT REPORTS


         The Board of Directors will issue to shareholders at least semi-annually the Fund's financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP, 700 Louisiana, NationsBank Building, Houston, Texas 77002, currently serves as the auditors of the Fund.


LEGAL MATTERS

         Legal matters for the Company are passed upon by Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund. Under its contract with the Company relating to the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Fund, and performs certain other ministerial duties. A I M Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of A I M Advisors, Inc., P.O. Box 4739, Houston, Texas 77210-4739, is transfer and dividend disbursing agent for the Class A and Class B shares of the Fund. The Fund pays the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.


         Texas Commerce Bank National Association, 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.


SHAREHOLDER INQUIRIES

         The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of each of the Company's portfolios as of February 3, 1997, and the amount of outstanding shares held by such holders are set forth below:


                                                                                                Percent
                                              Name and Address                                  Owned of
Fund                                          of Record Owner                                 Record Only*
----                                          ---------------                                 -----------
AIM International Equity Fund -               Merrill Lynch, Pierce,                             29.23%**
     Class A shares                           Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL  32246

     Class B shares                           Merrill Lynch, Pierce,                             36.55%**
                                              Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246

AIM Global Aggressive Growth Fund -           Merrill Lynch, Pierce,                             17.80%
     Class A shares                           Fenner & Smith
                                              FBO The Sole Benefit of Custodian
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246

     Class B shares                           Merrill Lynch, Pierce,                             27.21%**
                                              Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246






----------------------------------

* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                                                                   Percent
                                              Name and Address                                     Owned of
Fund                                          of Record Owner                                     Record Only*
----                                          ---------------                                     -----------
AIM Global Growth Fund -                      Merrill Lynch, Pierce,                                 14.19%
     Class A shares                           Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246

     Class B shares                           Merrill Lynch, Pierce,                                 24.95%
                                              Fenner & Smith
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246

AIM Global Income Fund -                      Merrill Lynch, Pierce,                                 12.23%
     Class B shares                           Fenner & Smith
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246




As of February 3, 1997, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of the Fund and the other portfolios of the Company.


OTHER INFORMATION

   The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the portfolios of the Company have filed with the SEC under the 1933 Act and the 1940 Act, and reference is hereby made to the Registration Statement for further information with respect to each portfolio of the Company and the securities offered hereby. The Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.



----------------------------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                              FINANCIAL STATEMENTS





                                       FS

                      INDEPENDENT AUDITORS' REPORT

                      The Board of Directors and Shareholders of
                      AIM International Funds, Inc.:

                      We have audited the accompanying statement of assets and liabilities of AIM International Equity Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and the period November 5, 1991 (date operations commenced) through October 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                        We conducted our audits in accordance with generally
                      accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                        In our opinion, the financial statements and financial
                      highlights referred to above present fairly, in all material respects, the financial position of AIM International Equity Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period November 5, 1991 (date operations commenced) through October 31, 1992, in conformity with generally accepted accounting principles.


                                                     /s/ KPMG Peat Marwick LLP

                                                     KPMG Peat Marwick LLP

                      Houston, Texas
                      December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                      SHARES       MARKET VALUE
FOREIGN STOCKS &
  OTHER EQUITY INTERESTS-90.94%

ARGENTINA-1.50%

Banco de Galicia y Buenos Aires
  S.A. de C.V.- ADR (Banking)           278,280   $     5,043,825
-----------------------------------------------------------------
Perez Companc S.A.-Class B
  (Oil & Gas-Services)                  878,000         5,575,858
-----------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil & Gas-Services)                  508,200        11,561,550
-----------------------------------------------------------------
                                                       22,181,233
-----------------------------------------------------------------

AUSTRALIA-2.91%

National Mutual Holdings Ltd.(a)
  (Insurance-Multi-Line Property)     3,770,000         5,378,884
-----------------------------------------------------------------
News Corp. Ltd. (The)-ADR
  (Publishing)                          508,000         9,017,000
-----------------------------------------------------------------
QBE Insurance Group, Ltd.
  (Insurance-Broker)                  1,540,276         8,155,553
-----------------------------------------------------------------
QNI Ltd.
  (Metals-Miscellaneous)              5,230,400        10,530,450
-----------------------------------------------------------------
Western Mining Corp. Holding Ltd.
  (Metals-Miscellaneous)              1,571,100         9,875,414
-----------------------------------------------------------------
                                                       42,957,301
-----------------------------------------------------------------

AUSTRIA-0.69%

OMV A.G.
  (Oil & Gas-Exploration & Production)   66,000         6,460,932
-----------------------------------------------------------------
VA Technologie A.G.
  (Engineering & Construction)           27,000         3,775,869
-----------------------------------------------------------------
                                                       10,236,801
-----------------------------------------------------------------

BELGIUM-1.82%

Barco Industries(a)
  (Electronic Components/Miscellaneous)  41,000         6,743,508
-----------------------------------------------------------------
Colruyt S.A.
  (Retail-Food & Drug)                   14,600         6,295,928
-----------------------------------------------------------------
Delhaize-Le Lion S.A.
  (Retail-Food & Drug)                  124,000         6,937,480
-----------------------------------------------------------------
UCB S.A.
  (Medical-Drugs)                         3,100         6,833,119
-----------------------------------------------------------------
                                                       26,810,035
-----------------------------------------------------------------

BRAZIL-0.89%

Telecomunicacoes Brasileiras
  S/A-Telebras-ADR
  (Telecommunications)                  177,000        13,186,500
-----------------------------------------------------------------

CANADA-3.25%

Canadian National Railway Co.
  (Railroads)                           128,000         3,520,000
-----------------------------------------------------------------
Canadian Natural Resources Ltd.(a)
  (Oil & Gas-Exploration &
  Production)                           335,000         8,323,758
-----------------------------------------------------------------
Canadian Pacific Ltd.
  (Transportation-Miscellaneous)        307,000         7,751,750
-----------------------------------------------------------------
Newbridge Networks Corp.(a)
  (Computer Networking)                 188,000         5,945,500
-----------------------------------------------------------------
Northern Telecom Ltd.
  (Telecommunications)                  124,700         8,121,087
-----------------------------------------------------------------

                                      SHARES       MARKET VALUE

CANADA-(CONTINUED)

Suncor, Inc.
  (Oil & Gas-Exploration &
  Production)                           190,000   $     7,336,596
-----------------------------------------------------------------
TELUS Corp.
  (Telecommunications)                  445,000         6,989,442
-----------------------------------------------------------------
                                                       47,988,133
-----------------------------------------------------------------

CHILE-0.41%

Cia. de Telecomunicaciones de Chile
  S.A.-ADR (Telephone)                   62,100         6,124,612
-----------------------------------------------------------------

DENMARK-0.77%

Danisco A/S
  (Food/Processing)                      79,300         4,543,279
-----------------------------------------------------------------
Novo Nordisk A/S-Class B
  (Medical-Drugs)                        41,200         6,861,587
-----------------------------------------------------------------
                                                       11,404,866
-----------------------------------------------------------------

FRANCE-8.56%

AXA S.A.
  (Insurance-Life & Health)             121,000         7,557,027
-----------------------------------------------------------------
Carrefour Supermarche
  (Retail-Stores)                        18,700        10,376,900
-----------------------------------------------------------------
Cetelem
  (Finance-Consumer Credit)              22,400         4,780,127
-----------------------------------------------------------------
Compagnie Francaise d'Etudes
  et de Construction Technip
  (Engineering & Construction)           59,000         5,157,379
-----------------------------------------------------------------
Compagnie Generale des Eaux
  (Water Supply)                         62,000         7,409,682
-----------------------------------------------------------------
Elf Aquitaine S.A.
  (Oil & Gas-Services)                   90,000         7,196,479
-----------------------------------------------------------------
Essilor International-Compagnie
  Generale d'Optique
  (Medical Instruments/Products)         24,940         6,561,232
-----------------------------------------------------------------
Michelin-Class B
  (Automobile/Truck Parts & Tires)      134,000         6,460,831
-----------------------------------------------------------------
Pathe S.A.(a)
  (Advertising/Broadcasting)             25,500         6,878,142
-----------------------------------------------------------------
Pinault-Printemps-Redoute, S.A.
  (Retail-Food & Drug)                   34,800        13,123,599
-----------------------------------------------------------------
Rexel S.A.
  (Transportation-Miscellaneous)         23,200         6,874,914
-----------------------------------------------------------------
Rhone-Poulenc-Class A
  (Chemicals)                           130,000         3,852,323
-----------------------------------------------------------------
Roussel-Uclaf
  (Medical-Drugs)                        24,000         6,351,491
-----------------------------------------------------------------
Societe BIC S.A.
  (Office Products)                      51,500         7,726,259
-----------------------------------------------------------------
Sodexho S.A.
  (Business Services)                    20,000         9,666,504
-----------------------------------------------------------------
Total S.A.-Class B
  (Oil & Gas-Exploration &
  Production)                           111,000         8,682,425
-----------------------------------------------------------------
Valeo S.A.
  (Automobile/Truck Parts & Tires)      128,500         7,711,257
-----------------------------------------------------------------
                                                      126,366,571
-----------------------------------------------------------------

                                      SHARES       MARKET VALUE

GERMANY-4.58%

Adidas A.G.
  (Shoes & Related Apparel)             130,000   $    11,142,367
-----------------------------------------------------------------
Altana A.G.
  (Chemicals)                            13,350        10,666,601
-----------------------------------------------------------------
Commerzbank A.G.
  (Banking)                             295,000         6,603,605
-----------------------------------------------------------------
Continental A.G.
  (Automobile/Truck Parts & Tires)      285,000         4,987,124
-----------------------------------------------------------------
Dresdner Bank A.G.
  (Banking)                             240,000         6,418,383
-----------------------------------------------------------------
Hoechst A.G.
  (Chemicals)                           280,500        10,548,385
-----------------------------------------------------------------
SGL Carbon A.G.
  (Metals-Miscellaneous)                 50,500         5,685,585
-----------------------------------------------------------------
SKW Trostberg A.G.
  (Chemicals)                           116,000         3,385,631
-----------------------------------------------------------------
Veba A.G.
  (Electric Services)                   155,000         8,266,871
-----------------------------------------------------------------
                                                       67,704,552
-----------------------------------------------------------------

HONG KONG-7.90%

Asia Satellite Telecommunications
  Holdings Ltd.-ADR(a)
  (Telecommunications)                  174,500         4,667,875
-----------------------------------------------------------------
Cheung Kong Holdings Ltd.
  (Real Estate)                       1,795,000        14,393,058
-----------------------------------------------------------------
Citic Pacific Ltd.
  (Banking)                           1,212,000         5,893,691
-----------------------------------------------------------------
Cosco Pacific Ltd.
  (Transportation-Miscellaneous)     14,908,000        14,267,505
-----------------------------------------------------------------
First Pacific Co. Ltd.
  (Conglomerates)                     7,017,908         9,666,165
-----------------------------------------------------------------
Hang Seng Bank Ltd.
  (Banking)                           1,151,100        13,658,910
-----------------------------------------------------------------
Hong Kong & China Gas Company Ltd.
  (Electric Power)                    6,028,000        10,602,519
-----------------------------------------------------------------
Hong Kong & China Gas Company Ltd.,
  Expiring 1997-Warrants(a)
  (Electric Power)                      369,000           136,009
-----------------------------------------------------------------
HSBC Holdings PLC
  (Banking)                             864,000        17,599,131
-----------------------------------------------------------------
New World Infrastructure Ltd.(a)
  (Building Materials)                4,126,000        10,272,044
-----------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Real Estate)                       1,118,100        12,725,072
-----------------------------------------------------------------
Varitronix International Ltd.
  (Electronic Components/
  Miscellaneous)                      1,529,000         2,788,197
-----------------------------------------------------------------
                                                      116,670,176
-----------------------------------------------------------------

INDONESIA-1.87%

PT Bank International Indonesia
  (Banking)                           6,284,267        10,117,203
-----------------------------------------------------------------
PT Hanjaya Mandala Sampoerna
  (Tobacco)                           1,380,000        12,826,600
-----------------------------------------------------------------
PT Indosat
  (Telecommunications)                  933,000         2,823,874
-----------------------------------------------------------------
PT Indosat-ADR
  (Telecommunications)                   63,500         1,912,937
-----------------------------------------------------------------
                                                       27,680,614
-----------------------------------------------------------------

IRELAND-0.30%

Elan Corp. PLC-ADR(a)
  (Medical-Drugs)                       158,800         4,406,700
-----------------------------------------------------------------

                                      SHARES       MARKET VALUE

ISRAEL-0.53%

Teva Pharmaceutical Industries
  Ltd.-ADR
  (Medical-Drugs)                       186,800   $     7,822,250
-----------------------------------------------------------------

ITALY-3.17%

Edison S.p.A.
  (Electric Power)                    1,210,000         7,208,952
-----------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A.
  (Oil & Gas-Exploration &
  Production)                         2,050,000         9,805,405
-----------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A.
  (Banking)                             533,450         4,225,402
-----------------------------------------------------------------
Parmalat Finanziaria S.p.A.
  (Food/Processing)                   4,550,000         6,505,570
-----------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications)                3,800,000         7,835,465
-----------------------------------------------------------------
Telecom Italia S.p.A.
  (Telecommunications)                5,000,000        11,179,960
-----------------------------------------------------------------
                                                       46,760,754
-----------------------------------------------------------------

JAPAN-16.20%

Alpine Electronics Inc.
  (Electronic Components/
  Miscellaneous)                        472,000         7,462,123
-----------------------------------------------------------------
Amada Co., Ltd.
  (Building Materials-Tools)            876,000         7,540,117
-----------------------------------------------------------------
Bridgestone Corp.
  (Automobile/Truck Parts & Tires)      685,000        11,551,535
-----------------------------------------------------------------
Canon, Inc.
  (Office Automation)                   680,000        13,020,069
-----------------------------------------------------------------
Daiichi Corp.
  (Electronic Components/
  Miscellaneous)                        286,900         6,778,455
-----------------------------------------------------------------
DDI Corp.
  (Telecommunications)                    1,700        12,766,238
-----------------------------------------------------------------
Honda Motor Co.
  (Automobile Manufacturers)            610,000        14,572,922
-----------------------------------------------------------------
Ibiden Co., Ltd.
  (Building Materials)                  710,000         6,610,162
-----------------------------------------------------------------
Jusco Co.
  (Retail-Stores)                       358,000        10,627,904
-----------------------------------------------------------------
Komatsu Ltd.
  (Machinery-Heavy)                   1,298,000        10,625,234
-----------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd.
  (Electronic Components/
  Miscellaneous)                        569,000         9,095,604
-----------------------------------------------------------------
Nippon Television Network
  (Advertising/Broadcasting)             26,530         7,689,517
-----------------------------------------------------------------
Nomura Securities Co., Ltd.
  (Finance-Asset Management)            642,000        10,600,852
-----------------------------------------------------------------
NSK Ltd.
  (Metals-Miscellaneous)              1,015,000         6,721,795
-----------------------------------------------------------------
NTT Data Communications Systems Co.
  (Computer Software/Services)            4,500        13,319,573
-----------------------------------------------------------------
Okuma Corp.(a)
  (Machine Tools)                       871,000         8,338,589
-----------------------------------------------------------------
Ricoh Co., Ltd.
  (Office Automation)                 1,095,000        10,867,770
-----------------------------------------------------------------
Shizuoka Bank
  (Banking)                             430,000         4,909,754
-----------------------------------------------------------------
SMC
  (Machinery-Miscellaneous)             100,000         6,481,929
-----------------------------------------------------------------
Sony Corp.
  (Electronic Components/
  Miscellaneous)                        190,100        11,403,829
-----------------------------------------------------------------
Sumitomo Heavy Industries, Ltd.(a)
  (Machinery-Heavy)                   2,355,000         8,294,366
-----------------------------------------------------------------
TDK Corp.
  (Electronic Components/
  Miscellaneous)                        211,000        12,379,606
-----------------------------------------------------------------

                                      SHARES       MARKET VALUE

JAPAN-(CONTINUED)

Toyota Motor Corp.
  (Automobile-Manufacturers)            459,000   $    10,844,583
-----------------------------------------------------------------
Yamaha Corp.
  (Electronic Components/
  Miscellaneous)                        566,000         8,600,237
-----------------------------------------------------------------
Yamatake-Honeywell
  (Airlines)                            481,000         8,069,123
-----------------------------------------------------------------
                                                      239,171,886
-----------------------------------------------------------------

MALAYSIA-1.92%

Commerce Asset Holdings Berhad
  (Finance-Asset Management)          1,129,000         7,373,244
-----------------------------------------------------------------
Edaran Otomobil Nasional Berhad
  (Automobile Manufacturers)            618,000         5,772,729
-----------------------------------------------------------------
Malayan Banking Berhad
  (Banking)                           1,032,000        10,211,755
-----------------------------------------------------------------
YTL Corp. Berhad
  (Engineering & Construction)          581,000         3,127,489
-----------------------------------------------------------------
YTL Corp. Berhad, Warrants-expiring
  1997(a)
  (Engineering & Construction)          405,000         1,859,489
-----------------------------------------------------------------
                                                       28,344,706
-----------------------------------------------------------------

MEXICO-1.61%

Grupo Industrial Maseca S.A. de
  CV-Class B
  (Food/Processing)                   9,461,000        11,512,109
-----------------------------------------------------------------
Grupo Televisa S.A.-GDR(a)
  (Advertising/Broadcasting)            138,000         3,622,500
-----------------------------------------------------------------
Panamerican Beverages, Inc.
  (Beverages-Soft Drinks)               199,100         8,685,737
-----------------------------------------------------------------
                                                       23,820,346
-----------------------------------------------------------------

NETHERLANDS-4.99%

Akzo Nobel
  (Conglomerates)                        49,500         6,237,461
-----------------------------------------------------------------
Elsevier N.V.
  (Publishing)                          383,000         6,365,651
-----------------------------------------------------------------
Getronics N.V.
  (Computer Software/Services)          292,000         7,176,519
-----------------------------------------------------------------
Gucci Group N.V.-New York Shares-ADR
  (Textiles)                             90,000         6,210,000
-----------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food & Drug)                  142,000         8,285,495
-----------------------------------------------------------------
Nutricia Verenigde Bedrijven N.V.
  (Food/Processing)                      87,000        12,203,690
-----------------------------------------------------------------
Oce-Van Der Grinten N.V.-V
  (Office Automation)                    60,000         6,400,660
-----------------------------------------------------------------
Royal Dutch Petroleum Co.
  (Oil & Gas-Services)                   44,500         7,348,913
-----------------------------------------------------------------
Ver Ned Uitgevuer Bezit N.V.
  (Publishing)                          332,000         6,026,758
-----------------------------------------------------------------
Wolters Kluwer N.V.
  (Publishing)                           58,000         7,455,531
-----------------------------------------------------------------
                                                       73,710,678
-----------------------------------------------------------------

NORWAY-0.30%

UNI Storebrand A.S.(a)
  (Insurance-Multi-line Property)       750,000         4,396,001
-----------------------------------------------------------------

PHILIPPINES-2.19%

C & P Homes, Inc.
  (Homebuilding)                     14,560,500         6,648,630
-----------------------------------------------------------------
Filinvest Land Inc.(a)
  (Real Estate)                      21,584,500         7,309,819
-----------------------------------------------------------------
Metro Pacific Corp.
  (Conglomerates)                    33,845,000         8,242,314
-----------------------------------------------------------------

                                      SHARES       MARKET VALUE

PHILIPPINES-(CONTINUED)

Metropolitan Bank & Trust Co.
  (Banking)                             342,800   $     7,565,601
-----------------------------------------------------------------
Southeast Asia Cement Holdings,
  Inc.(a)
  (Building Materials)               26,967,460         2,565,398
-----------------------------------------------------------------
                                                       32,331,762
-----------------------------------------------------------------

PORTUGAL-0.39%

Portugal Telecom S.A.(a)
  (Telecommunications)                  220,000         5,721,006
-----------------------------------------------------------------

SINGAPORE-2.20%

Cerebos Pacific Ltd.
  (Food/Processing)                     528,000         4,086,049
-----------------------------------------------------------------
City Developments Ltd.
  (Real Estate)                       1,155,000         9,102,236
-----------------------------------------------------------------
DBS Land Ltd.
  (Real Estate)                       2,810,000         8,857,934
-----------------------------------------------------------------
Overseas Union Bank Ltd.
  (Banking)                           1,539,000        10,489,457
-----------------------------------------------------------------
                                                       32,535,676
-----------------------------------------------------------------

SOUTH AFRICA-0.88%

De Beers Centenary A.G.
  (Gold & Silver Mining)                195,000         5,755,461
-----------------------------------------------------------------
Sasol Ltd.
  (Oil & Gas-Exploration & Production)  590,700         7,206,729
-----------------------------------------------------------------
                                                       12,962,190
-----------------------------------------------------------------

SPAIN-1.86%

Empresa Nacional de Electricidad,
  S.A. (Electric Power)                 163,000         9,977,115
-----------------------------------------------------------------
Iberdrola S.A.
  (Electric Power)                      745,000         7,911,556
-----------------------------------------------------------------
Repsol S.A.
  (Oil & Gas-Services)                   59,250         1,934,059
-----------------------------------------------------------------
Telefonica de Espana
  (Telecommunications)                  380,000         7,624,123
-----------------------------------------------------------------
                                                       27,446,853
-----------------------------------------------------------------

SWEDEN-2.78%

Astra AB-Class A
  (Medical-Drugs)                        73,300         3,344,131
-----------------------------------------------------------------
Autoliv AB
  (Automobile/Truck Parts & Tires)      400,000        16,971,577
-----------------------------------------------------------------
Hennes & Mauritz AB-B shares
  (Retail-Stores)                        74,000         9,801,846
-----------------------------------------------------------------
Securitas AB
  (Security & Safety Services)          267,000         6,902,687
-----------------------------------------------------------------
Telefonaktiebolaget L.M.
  Ericsson-ADR (Telecommunications)     144,280         3,985,735
-----------------------------------------------------------------
                                                       41,005,976
-----------------------------------------------------------------

SWITZERLAND-1.13%

Ciba-Geigy Ltd.
  (Chemicals)                             5,200         6,405,380
-----------------------------------------------------------------
Sandoz A.G.
  (Chemicals)                             5,500         6,357,199
-----------------------------------------------------------------
Swissair A.G.(a)
  (Airlines)                              5,000         3,896,361
-----------------------------------------------------------------
                                                       16,658,940
-----------------------------------------------------------------

THAILAND-1.26%

Bank of Ayudhya Ltd.
  (Banking)                             120,150           344,026
-----------------------------------------------------------------
Krung Thai Bank PLC
  (Banking)                           1,502,920         4,067,522
-----------------------------------------------------------------

                                      SHARES       MARKET VALUE

THAILAND-(CONTINUED)

Siam Commercial Bank Public Co. Ltd.
  (Banking)                             375,500   $     3,416,984
-----------------------------------------------------------------
Thai Farmers Bank PLC
  (Banking)                             573,600         4,387,213
-----------------------------------------------------------------
Thai Farmers Bank PLC-Rights(a)
  (Banking)                              72,450            37,818
-----------------------------------------------------------------
Total Access Communication Public
  Co. Ltd.
  (Telecommunications)                  931,000         6,423,900
-----------------------------------------------------------------
                                                       18,677,463
-----------------------------------------------------------------

UNITED KINGDOM-14.08%

Airtours PLC
  (Leisure & Recreation)                390,000         4,138,672
-----------------------------------------------------------------
Argos PLC
  (Retail-Stores)                       653,333         8,203,880
-----------------------------------------------------------------
Barclays PLC
  (Finance-Consumer Credit)             500,000         7,840,983
-----------------------------------------------------------------
Bass PLC
  (Beverages-Alcoholic)                 650,000         8,336,589
-----------------------------------------------------------------
B.A.T. Industries PLC
  (Conglomerates)                     1,285,000         8,951,497
-----------------------------------------------------------------
British Aerospace PLC
  (Aerospace/Defense)                   425,000         8,058,675
-----------------------------------------------------------------
British Petroleum Co. PLC
  (Oil & Gas-Services)                  840,000         9,037,109
-----------------------------------------------------------------
Burton Group PLC
  (Retail-Stores)                     3,140,000         7,627,686
-----------------------------------------------------------------
Caradon PLC
  (Building Materials)                1,800,000         7,075,195
-----------------------------------------------------------------
Compass Group PLC
  (Food/Processing)                     970,000         9,614,746
-----------------------------------------------------------------
Dixons Group PLC
  (Retail-Stores)                     1,370,000        12,275,147
-----------------------------------------------------------------
FKI PLC
  (Conglomerates)                     1,110,000         3,793,945
-----------------------------------------------------------------
General Electric Co. PLC
  (Electronic
  Components/Miscellaneous)           1,140,000         7,041,504
-----------------------------------------------------------------
GKN PLC
  (Automobile/Truck Parts & Tires)      530,000         9,963,379
-----------------------------------------------------------------
Granada Group PLC
  (Leisure & Recreation)                590,000         8,484,131
-----------------------------------------------------------------
Kingfisher PLC
  (Retail-Stores)                       326,000         3,464,811
-----------------------------------------------------------------
Marks & Spencer PLC
  (Retail-Stores)                       850,000         7,138,672
-----------------------------------------------------------------
Medeva PLC
  (Medical-Drugs)                     1,490,000         6,402,344
-----------------------------------------------------------------
MFI Furniture Group PLC
  (Retail-Stores)                     2,300,000         7,486,979
-----------------------------------------------------------------

                                      SHARES       MARKET VALUE

UNITED KINGDOM-(CONTINUED)

Next PLC
  (Retail-Stores)                     1,010,000         9,205,729
-----------------------------------------------------------------

NFC PLC
  (Transportation-Miscellaneous)      2,350,000   $     7,343,750
-----------------------------------------------------------------
Peninsular & Oriental Steam
  Navigation Co. (The)
  (Transportation-Miscellaneous)        725,000         7,121,379
-----------------------------------------------------------------
Provident Financial PLC
  (Finance-Consumer Credit)             942,400         7,063,398
-----------------------------------------------------------------
Rentokil Group PLC
  (Business Services)                   975,000         6,546,021
-----------------------------------------------------------------
Siebe PLC
  (Electronic Components/
  Miscellaneous)                        370,000         5,805,339
-----------------------------------------------------------------
Smiths Industries PLC
  (Electronics/Defense)                 256,000         3,416,667
-----------------------------------------------------------------
Standard Chartered PLC
  (Finance-Asset Management)            645,000         6,960,205
-----------------------------------------------------------------
WPP Group PLC
  (Advertising/Broadcasting)          2,575,000         9,555,664
-----------------------------------------------------------------
                                                      207,954,096
-----------------------------------------------------------------
  Total Foreign Stocks & Other
    Equity Interests                                1,343,038,677
=================================================================
                                        PRINCIPAL
                                        AMOUNT(b)

FOREIGN CONVERTIBLE BONDS-1.26%

ITALY-0.48%

Pirelli S.p.A., Conv. Bonds,
  5.00%, 12/31/98
  (Automobile/Truck Parts & Tires)  ITL 10,062,964,600   7,048,055
------------------------------------------------------------------

JAPAN-0.78%

MBL International Finance
  Bermuda, Conv. Yankee Bonds,
  3.00%, 11/30/02
  (Financial Services)                  4,780,000        5,341,650
------------------------------------------------------------------
Sumitomo Bank, Conv. American
  Depository Notes,
  0.75%, 05/31/01
  (Banking)                             6,500,000        6,207,500
------------------------------------------------------------------
                                                        11,549,150
------------------------------------------------------------------
  Total Foreign Convertible
    Bonds                                               18,597,205
------------------------------------------------------------------

REPURCHASE AGREEMENTS-6.38%(c)

Daiwa Securities America Inc.,
  5.53%, 11/01/96(d)                      121,642          121,642
------------------------------------------------------------------
SBC Capital Markets, Inc.,
  5.55%, 11/01/96(e)                   94,000,000       94,000,000
------------------------------------------------------------------
  Total Repurchase Agreements                           94,121,642
------------------------------------------------------------------
TOTAL INVESTMENTS-98.58%                             1,455,757,524
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.42%                                     20,991,944
------------------------------------------------------------------
NET ASSETS-100.00%                                 $ 1,476,749,468
==================================================================

Abbreviations:
ADR     -- American Depository Receipt
Conv.   -- Convertible
GDR     -- Global Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Principal in U.S. Dollars unless otherwise indicated.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(e) Joint repurchase agreement entered into 10/31/96 with a maturing value of $700,107,917. Collateralized by $691,506,000 U.S. Treasury obligations, 0% to 9.125% due 11/30/96 to 10/31/01.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996


ASSETS:

Investments, at market value
  (cost $1,260,825,376)                    $1,455,757,524
---------------------------------------------------------
Foreign currencies, at market value
  (cost $36,976,366)                           36,821,259
---------------------------------------------------------
Receivables for:

  Investments sold                             11,444,676
---------------------------------------------------------
  Capital stock sold                            9,947,233
---------------------------------------------------------
  Dividends and interest                        2,711,321
---------------------------------------------------------
Investment for deferred compensation plan          17,703
---------------------------------------------------------
Other assets                                       81,081
---------------------------------------------------------
    Total assets                            1,516,780,797
---------------------------------------------------------

LIABILITIES:

Payables for:

  Investments purchased                        35,604,954
---------------------------------------------------------
  Capital stock reacquired                      1,649,363
---------------------------------------------------------
  Deferred compensation                            17,703
---------------------------------------------------------
Accrued advisory fees                           1,117,595
---------------------------------------------------------
Accrued administrative services fees                8,031
---------------------------------------------------------
Accrued directors' fees                               946
---------------------------------------------------------
Accrued distribution fees                         580,743
---------------------------------------------------------
Accrued transfer agent fees                       322,318
---------------------------------------------------------
Accrued operating expenses                        729,676
---------------------------------------------------------
    Total liabilities                          40,031,329
---------------------------------------------------------
Net assets applicable to shares
outstanding                                $1,476,749,468
=========================================================

NET ASSETS:

Class A                                    $1,108,394,906
=========================================================
Class B                                    $  368,354,562
=========================================================

CAPITAL STOCK, $.001 PAR VALUE PER
  SHARE:

Class A:
  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                  72,108,763
=========================================================
Class B:
  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                  24,337,966
=========================================================
Class A:
  Net asset value and redemption price
  per share                                $        15.37
=========================================================
  Offering price per share:
    (Net asset value divided by 94.50%)    $        16.26
=========================================================
Class B:
  Net asset value and offering price per
  share                                    $        15.13
=========================================================




STATEMENT OF OPERATIONS

For the year ended October 31, 1996


INVESTMENT INCOME:

Dividends (net of $2,703,027 foreign
  withholding tax)                          $ 16,488,363
--------------------------------------------------------
Interest                                       3,504,142
--------------------------------------------------------
    Total investment income                   19,992,505
--------------------------------------------------------

EXPENSES:

Advisory fees                                 10,384,642
--------------------------------------------------------
Administrative services fees                      94,250
--------------------------------------------------------
Directors' fees                                   11,727
--------------------------------------------------------
Distribution fees-Class A                      2,684,486
--------------------------------------------------------
Distribution fees-Class B                      2,034,652
--------------------------------------------------------
Custodian fees                                   929,674
--------------------------------------------------------
Transfer agent fees-Class A                    1,810,548
--------------------------------------------------------
Transfer agent fees-Class B                      590,277
--------------------------------------------------------
Other                                            638,489
--------------------------------------------------------
    Total expenses                            19,178,745
--------------------------------------------------------
Less: Advisory fees waived                      (299,147)
--------------------------------------------------------
    Expenses paid indirectly                     (17,187)
--------------------------------------------------------
    Net expenses                              18,862,411
--------------------------------------------------------
Net investment income                          1,130,094
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain on sales of:

  Investment securities                       43,787,593
--------------------------------------------------------
  Foreign currencies                              41,811
--------------------------------------------------------
                                              43,829,404
--------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                       98,797,523
--------------------------------------------------------
  Foreign currencies                            (335,775)
--------------------------------------------------------
                                              98,461,748
--------------------------------------------------------
    Net gain on investment securities and
      foreign currencies                     142,291,151
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                $143,421,246
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1996 and 1995

                                                                                                    1996               1995
OPERATIONS:

  Net investment income                                                                        $    1,130,094      $    468,936
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities and foreign currencies                       43,829,404        19,301,818
-------------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and foreign currencies                      98,461,748         8,812,756
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                          143,421,246        28,583,510
-------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:

    Class A                                                                                          (295,965)       (2,166,421)
-------------------------------------------------------------------------------------------------------------------------------
    Class B                                                                                                --           (19,050)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized capital gains:

    Class A                                                                                       (18,468,041)      (23,092,160)
-------------------------------------------------------------------------------------------------------------------------------
    Class B                                                                                        (1,875,276)         (287,957)
-------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:

    Class A                                                                                       350,398,961       (54,671,896)
-------------------------------------------------------------------------------------------------------------------------------
    Class B                                                                                       296,841,074        45,389,211
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets                                                           770,021,999        (6,264,763)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                                             706,727,469       712,992,232
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                                                                $1,476,749,468      $706,727,469
===============================================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                                   $1,238,126,321      $590,886,286
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                                                               1,113,111           237,171
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment securities
    and foreign currencies                                                                         42,949,270        19,504,994
-------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and foreign currencies                         194,560,766        96,099,018
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               $1,476,749,468      $706,727,469
===============================================================================================================================

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Equity Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four separate series portfolios: AIM International Equity Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund. The Fund currently offers two different classes of shares: Class A shares and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--Except as provided in the next sentence, a security listed or traded on an exchange is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices on valuation date. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996, undistributed net investment income was increased by $41,811 and undistributed net realized gains reduced by $41,811 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Organizational Costs--Organizational costs of $23,098 were borne by the Fund. Such costs are amortized to operations over sixty months. Prior to full amortization of the organizational costs, the proceeds of any redemption of the shares related to the Fund's initial formation (10,000 Class A shares) will be reduced by a pro rata share of such unamortized organizational expenses. The pro rata share of organizational expenses will be calculated by dividing the number of initial shares redeemed by the remaining number of initial shares outstanding at the time of the redemption and multiplying the result by the unamortized organizational expenses.
G. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM is currently voluntarily waiving a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. The waiver of fees is voluntary and the Board of Directors of the Company would be advised of any decision by AIM to discontinue the waiver. During the year ended October 31, 1996, AIM waived fees of $299,147.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $94,250 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1996, the Fund paid AFS $1,170,699 for such services.

  The Fund received reductions in transfer agency fees of $15,590 from dividends received on balances in cash management bank accounts. In addition, the Fund incurred expenses of $1,597 for pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction in the Fund's total expenses of $17,187 during the year ended October 31, 1996.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Company has adopted distribution Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors at an annual rate of 0.30% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs. Of the compensation payable, the Fund pays a service fee of 0.25% to selected dealers and financial institutions, who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $2,684,486 and $2,034,652, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,489,975 from sales of the Class A shares of the Fund during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1996, AIM Distributors received commissions of $39,753 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1996, the Fund incurred legal fees of $5,247 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $10,800,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1996 was $1,253,564,886 and $666,195,047, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1996 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $227,690,078
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (33,057,825)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $194,632,253
==========================================================
Costs of investments for tax purposes is $1,261,125,271.

NOTE 6-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1996 and 1995 were as follows:

                             1996                          1995
                  ---------------------------   ---------------------------
                    SHARES         AMOUNT         SHARES         AMOUNT
                  -----------   -------------   -----------   -------------
Sold:
  Class A          41,055,911   $ 601,559,902    19,941,452   $ 256,345,253
---------------   -----------   -------------   -----------   -------------
  Class B          21,641,528     313,690,762     3,764,258      49,112,660
---------------   -----------   -------------   -----------   -------------
Issued as
reinvestment
  of dividends:
  Class A           1,305,811      17,576,215     1,330,022      15,787,364
---------------   -----------   -------------   -----------   -------------
  Class B             130,593       1,741,975        24,816         294,807
---------------   -----------   -------------   -----------   -------------
Reacquired:
  Class A         (18,205,834)   (268,737,156)  (25,762,596)   (326,804,513)
---------------   -----------   -------------   -----------   -------------
  Class B          (1,270,776)    (18,591,663)     (310,613)     (4,018,256)
---------------   -----------   -------------   -----------   -------------
                   44,657,233   $ 647,240,035    (1,012,661)  $  (9,282,685)
                  ===========   =============   ===========   =============

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during each of the years in the four-year period ended October 31, 1996 and the period November 5, 1991 (date operations commenced) through October 31, 1992 and for a Class B share outstanding during each of the years in the two-year period ended October 31, 1996 and the period September 15, 1994 (date sales commenced) through October 31, 1994.

                                                   1996               1995               1994             1993            1992
                                                -----------       ------------       ------------       ---------       ---------
CLASS A:

Net asset value, beginning of period            $     13.65        $    13.50         $    12.18        $    8.88       $   8.61(a)
----------------------------------------------  -----------        ----------         ----------        ---------      ---------
Income from investment operations:
  Net investment income                                0.04(b)           0.01               0.02             0.02           0.03
----------------------------------------------  -----------        ----------         ----------        ---------      ---------
  Net gains on securities (both realized and
    unrealized)                                        2.07              0.62               1.31             3.29           0.26
----------------------------------------------  -----------        ----------         ----------        ---------      ---------
        Total from investment operations               2.11              0.63               1.33             3.31           0.29
----------------------------------------------  -----------        ----------         ----------        ---------      ---------
Less distributions:
  Dividends from net investment income                (0.01)            (0.04)             (0.01)           (0.01)         (0.02)
----------------------------------------------  -----------        ----------         ----------        ---------      ---------
  Distributions from capital gains                    (0.38)            (0.44)                --               --             --
----------------------------------------------  -----------        ----------         ----------        ---------      ---------
        Total distributions                           (0.39)            (0.48)             (0.01)           (0.01)         (0.02)
----------------------------------------------  -----------        ----------         ----------        ---------      ---------
Net asset value, end of period                  $     15.37        $    13.65         $    13.50        $   12.18      $    8.88
==============================================  ===========        ==========         ==========        =========      =========
Total return(c)                                       15.79%             5.24%             10.94%           37.36%          3.36%
==============================================  ===========        ==========         ==========        =========      =========
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $ 1,108,395        $  654,764         $  708,159        $ 372,282      $ 122,663
==============================================  ===========        ==========         ==========        =========      =========
Ratio of expenses to average net assets(d)             1.58%(e)(f)       1.67%              1.64%            1.78%          1.80%(g)
==============================================  ===========        ==========         ==========        =========      =========
Ratio of net investment income to average net
  assets(h)                                            0.25%(e)          0.10%              0.22%            0.28%          0.30%(g)
==============================================  ===========        ==========         ==========        =========      =========
Portfolio turnover rate                                  66%               68%                67%              62%            41%
==============================================  ===========        ==========         ==========        =========      =========
Average brokerage commission rate(i)            $    0.0192               N/A                N/A              N/A            N/A
==============================================  ===========        ==========         ==========        =========      =========

(a) Net asset value at the beginning of the period has been restated to reflect a 1.1619 for 1 stock split, effected in the form of a dividend, on May 21, 1992.
(b) Calculated using average shares outstanding.
(c) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(d) After fee waivers and expense reimbursements. Ratios of expenses to average net assets before fee waivers and expense reimbursements are 1.60%, 1.68% and 1.89% (annualized), respectively for 1996, 1995 and 1992.
(e) Ratios are based on average net assets of $894,828,456.
(f) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 1.57%.
(g) Annualized.
(h) After fee waivers and expense reimbursements. Ratios of net investment income to average net assets before fee waivers and expense reimbursements are 0.22%, 0.09% and 0.22% (annualized), respectively for 1996, 1995 and 1992.
(i) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                                                                                        1996              1995            1994
                                                                                     ----------         ---------       ---------
CLASS B:

Net asset value, beginning of period                                                 $   13.54          $   13.49       $   13.42
-----------------------------------------------------------------------------------  ----------         ---------       ---------
Income from investment operations:
  Net investment income (loss)                                                           (0.07) (a)         (0.09)          (0.01)
-----------------------------------------------------------------------------------  ----------         ---------       ---------
  Net gains on securities (both realized and unrealized)                                  2.04               0.61            0.08
-----------------------------------------------------------------------------------  ----------         ---------       ---------
        Total from investment operations                                                  1.97               0.52            0.07
-----------------------------------------------------------------------------------  ----------         ---------       ---------
Less distributions:
  Dividends from net investment income                                                      --              (0.03)             --
-----------------------------------------------------------------------------------  ---------          ---------       ---------
  Distributions from capital gains                                                       (0.38)             (0.44)             --
-----------------------------------------------------------------------------------  ---------          ---------       ---------
        Total distributions                                                              (0.38)             (0.47)             --
-----------------------------------------------------------------------------------  ---------          ---------       ---------
Net asset value, end of period                                                       $   15.13          $   13.54       $   13.49
===================================================================================  =========          =========       =========
Total return(b)                                                                          14.88%              4.35%           0.52%
===================================================================================  =========          =========       =========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                             $ 368,355          $  51,964       $   4,833
===================================================================================  =========          =========       =========
Ratio of expenses to average net assets(c)                                                2.35% (d)(e)       2.55%          2.53%(f)
===================================================================================  =========          =========       =========
Ratio of net investment income (loss) to average net assets(g)                           (0.53)% (d)        (0.78)%       (0.67)%(f)
===================================================================================  =========          =========       =========
Portfolio turnover rate                                                                     66%                68%             67%
===================================================================================  =========          =========       =========
Average brokerage commission rate(h)                                                 $  0.0192                N/A             N/A
===================================================================================  =========          =========       =========

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers and expense reimbursements. Ratios of expenses to average net assets before fee waivers are 2.37% and 2.56%, respectively for 1996 and 1995.
(d) Ratios are based on average net assets of $203,465,249.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(f) Annualized.
(g) After fee waivers and expense reimbursements. Ratios of net investment income (loss) to average net assets before fee waivers are (0.55%) and (0.79)%, respectively for 1996 and 1995.
(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

NOTE 8-SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

                                                            [APPLICATION INSIDE]


        [AIM LOGO APPEARS HERE]  THE AIM FAMILY OF FUNDS--Registered Trademark--


        AIM GLOBAL AGGRESSIVE GROWTH FUND
        AIM GLOBAL GROWTH FUND
        AIM GLOBAL INCOME FUND

        (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)


PROSPECTUS

FEBRUARY 24, 1997



        AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND and AIM GLOBAL INCOME FUND (collectively, the "Funds") are series investment portfolios of AIM International Funds, Inc. (the "Company"), an open-end, series, management investment company. The Company also offers shares of another series portfolio, AIM International Equity Fund, pursuant to a separate prospectus.

        AIM GLOBAL AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND"). The investment objective of the AGGRESSIVE GROWTH FUND is to provide above-average long-term growth of capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global (i.e., U.S. and foreign) equity securities including securities of selected companies with relatively small market capitalization.

        AIM GLOBAL GROWTH FUND ("GROWTH FUND"). The investment objective of the GROWTH FUND is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in a portfolio of global (i.e., U.S. and foreign) equity securities of selected companies that are considered by the Fund's investment advisor to have strong earnings momentum.

        AIM GLOBAL INCOME FUND ("INCOME FUND"). The investment objective of the INCOME FUND is to provide high current income. The Fund seeks to achieve its objective by investing in a portfolio of U.S. and foreign government and corporate debt securities. As a secondary objective, the Fund seeks preservation of principal and capital appreciation.


        This Prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated February 24, 1997, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at P.O. Box 4739, Houston, Texas 77210-4739 or by calling
        (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Funds.



        THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                             PAGE
                                             ----
SUMMARY..................................       2
THE FUNDS................................       5
  Table of Fees and Expenses.............       5
  Financial Highlights...................       6
  Performance............................      11
  Investment Objectives and Policies.....      11
  Hedging Strategies.....................      14
  Other Investment Techniques............      15
  Risk Factors...........................      18
  Investment Restrictions................      19
  Portfolio Turnover.....................      19
  Management.............................      20
  Organization of the Company............      23



                                             PAGE
                                             ----
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS --Registered Trademark-- ........     A-1
  Introduction to The AIM Family of
     Funds...............................     A-1
  How to Purchase Shares.................     A-1
  Terms and Conditions of Purchase of the
     AIM Funds...........................     A-2
  Special Plans..........................     A-8
  Exchange Privilege.....................    A-10
  How to Redeem Shares...................    A-12
  Determination of Net Asset Value.......    A-15
  Dividends, Distributions and Tax
     Matters.............................    A-16
  General Information....................    A-18
APPENDIX A...............................    A-19
APPENDIX B...............................    A-21
APPLICATION INSTRUCTIONS.................     B-1


                                    SUMMARY
--------------------------------------------------------------------------------


  THE FUNDS. AIM International Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end, series, management investment company. Currently, the Company offers four series comprising four separate investment portfolios. Three of these series are offered pursuant to this Prospectus: AIM GLOBAL AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND"), AIM GLOBAL GROWTH FUND ("GROWTH FUND") and AIM GLOBAL INCOME FUND ("INCOME FUND")(individually, a "Fund" and collectively, the "Funds"), each of which pursues unique investment objectives. The AGGRESSIVE GROWTH FUND and the GROWTH FUND are diversified investment portfolios; the INCOME FUND is a non-diversified investment portfolio. For more complete information on the Funds' investment objectives and policies, see "Investment Objectives and Policies."


  RISK FACTORS. EACH FUND IS DESIGNED FOR LONG-TERM INVESTORS SEEKING GLOBAL DIVERSIFICATION AND WILLING TO BEAR THE RISKS ASSOCIATED WITH INVESTMENTS IN FOREIGN SECURITIES, INCLUDING CURRENCY RISK, POLITICAL AND ECONOMIC RISK, REGULATORY RISK AND MARKET RISK. THE INCOME FUND IS A NON-DIVERSIFIED PORTFOLIO, AND MAY ALSO INVEST IN HIGH YIELD SECURITIES (I.E., "JUNK BONDS") THAT ENTAIL CERTAIN RISKS. NONE OF THE FUNDS IS DESIGNED AS A COMPLETE INVESTMENT PROGRAM. FOR A DISCUSSION OF THESE RISKS, SEE "RISK FACTORS." THE INCOME FUND MAY ENGAGE IN LEVERAGING WHICH MAY INVOLVE AN INCREASE IN RISK. SEE "OTHER INVESTMENT TECHNIQUES -- BORROWING."


  MANAGEMENT. A I M Advisors, Inc. ("AIM") serves as the Funds' investment advisor pursuant to an investment advisory agreement (the "Advisory Agreement"). AIM, together with its subsidiaries, manages or advises 43 investment company portfolios. As of January 31, 1997, the total assets advised or managed by AIM or its subsidiaries were approximately $66.5 billion. Under the terms of the Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. As compensation for these services, AIM receives a fee based on each Fund's average daily net assets. Under an Administrative Services Agreement, AIM may be reimbursed by each Fund for its costs of performing, or arranging for the performance of, certain accounting and other administrative services for each Fund. Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("AFS"), AIM's wholly-owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services for each Fund.


  MULTIPLE DISTRIBUTION SYSTEM. Investors may select Class A or Class B shares of the Funds which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions."

          Class A Shares -- Shares are offered at net asset value plus any applicable initial sales charge.

          Class B Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years of the date on which a purchase was made. Class B shares automatically convert to Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  SUITABILITY FOR INVESTORS. The Multiple Distribution System permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, whether dividends will be paid in cash or reinvested in additional shares of a Fund and other circumstances. Investors should consider whether, during the antic-ipated life of their investment in a Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, A I M Distributors, Inc. ("AIM Distributors") will reject any order for purchase of more than $250,000 for Class B shares.



  PURCHASING SHARES. Initial investments in either class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Funds' shares is A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. See "How to Purchase Shares" and "Special Plans."


  EXCHANGE PRIVILEGE. The Funds are several of the mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of each Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Holders of Class A shares may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares, where purchases of shares in an amount of $1 million or more are made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Holders of Class B shares may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years following the date on which a purchase was made. Class B shares redeemed after six years following the date of purchase will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."

  DISTRIBUTIONS. The AGGRESSIVE GROWTH FUND and the GROWTH FUND declare and pay dividends from net investment income, if any, and make distributions of realized capital gains, if any, on an annual basis. The INCOME FUND declares dividends from net investment income on a daily basis and pays such dividends monthly. The INCOME FUND declares and makes distributions of realized short-term capital gains, if any, annually, and of realized long-term capital gains, if any, annually. Dividends and distributions paid with respect to Class A shares of a Fund may be paid by check, may be reinvested in additional Class A shares of the Fund or, subject to certain conditions, in Class A shares (or shares which normally involve payment of initial sales charges) of other funds in The AIM Family of Funds at current net asset value (without payment of a sales charge). Dividends and distributions paid with respect to Class B shares of a Fund may be paid by check or reinvested in additional Class B shares of the Fund or Class B Shares of other funds in The AIM Family of Funds, subject to certain conditions. See "Dividends, Distributions and Tax Matters" and "Special Plans."


MATERIAL EVENTS



  MERGER. On November 4, 1996, A I M Management Group Inc. ("AIM Management") announced that it had entered into an Agreement and Plan of Merger with INVESCO plc ("INVESCO") and INVESCO Group Services Inc., pursuant to which AIM Management will be merged with a subsidiary of INVESCO. Subject to a number of conditions being met, it is anticipated that the transaction will occur in the early part of 1997. The Fund's investment advisor, AIM, is a wholly owned subsidiary of AIM Management.



  APPROVAL OF NEW ADVISORY, ADMINISTRATIVE SERVICES AND DISTRIBUTION
AGREEMENTS. On December 11, 1996, the Board of Directors (the "Board") of the Company approved, subject to shareholder approval, a new investment advisory agreement between AIM and the Company with respect to the Funds. Shareholders approved the proposed advisory agreement at an annual meeting of shareholders on February 7, 1997 (the "Annual Meeting"). The Board has also approved a new administrative services agreement with AIM and a new distribution agreement with AIM Distributors. There have been no material changes to the terms of the new agreements, including the fees payable by the Funds. No change is anticipated in the investment advisory or other personnel responsible for the Funds as a result of these new agreements or the merger.



  The Board approved these new agreements because the Funds' corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management, the parent of AIM, into a subsidiary of INVESCO. INVESCO and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. Provided that the merger is consummated, the new advisory agreement with respect to the Funds, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing of the merger.



  CHANGES TO FUNDAMENTAL INVESTMENT POLICIES. The Board has unanimously approved changes to the fundamental investment policies of the Funds as described below. Shareholders approved these changes at the Annual Meeting and they will become effective on March 1, 1997.

  Investment in Other Investment Companies



  Each of the Funds is currently prohibited from investing more than 5% of its assets in securities of a single issuer or holding more than 10% of the outstanding voting securities of an issuer, except that the AGGRESSIVE GROWTH FUND and the GROWTH FUND may invest up to 25% of all assets without regard to such restrictions, and the INCOME FUND may invest up to 50% of all assets without regard to such restrictions. The Board and shareholders have approved amendment of these fundamental investment policies to permit investment in other investment companies to the extent permitted by the Investment Company Act of 1940, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.



  For additional information regarding the proposed changes described above, see the Funds' Statement of Additional Information dated February 24, 1997.



  PURCHASES AT NET ASSET VALUE. Upon consummation of the proposed merger of AIM Management, the following additional persons may purchase shares of The AIM Family of Funds through AIM Distributors without payment of an initial sales charge: (a) INVESCO and its affiliated companies, (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of INVESCO or its affiliates or any trust established exclusively for the benefit of such persons and (c) any employee benefit plan established for employees of INVESCO or its affiliates.



  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS AND LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN AND AIMFUNDS.COM ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                   THE FUNDS
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES


  The following table is designed to help an investor in the Funds understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses set forth in the table are based on the average net assets of the respective classes of the Funds for the year ended October 31, 1996. The rules of the SEC require that the maximum sales charge be reflected in the table, even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."



                                                 AGGRESSIVE
                                                GROWTH FUND             GROWTH FUND              INCOME FUND
                                            --------------------    --------------------    ---------------------
                                            CLASS A     CLASS B     CLASS A     CLASS B     CLASS A      CLASS B
                                            --------    --------    --------    --------    --------     --------
Shareholder Transaction Expenses
  Maximum sales load imposed on purchase
     of shares (as a % of offering price).    4.75%       None        4.75%       None        4.75%        None
  Maximum sales load on reinvested
     dividends and distributions..........    None        None        None        None        None         None
  Deferred sales load (as a % of original
     purchase price or redemption
     proceeds, whichever is lower)........    None*        5.0%       None*        5.0%       None*         5.0%
  Redemption fee..........................    None        None        None        None        None         None
  Exchange fee............................    None        None        None        None        None         None
Annual Fund Operating Expenses (as a % of
  average net assets)
  Management fees.........................    0.90%       0.90%       0.85%       0.85%       0.00%**      0.00%**
  Rule 12b-1 distribution plan payments...    0.50%       1.00%       0.50%       1.00%       0.50%        1.00%
  Other expenses..........................    0.43%       0.47%       0.58%**     0.63%**     0.75%**      0.75%**
                                             -----       -----       -----       -----       -----        -----
          Total fund operating expenses...    1.83%       2.37%       1.93%       2.48%       1.25%**      1.75%**
                                             =====       =====       =====       =====       =====        =====


---------------

 * Purchases of shares in an amount of $1 million or more are not subject to an initial sales charge. HOWEVER, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO CERTAIN REDEMPTIONS MADE WITHIN 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. See the Investor's Guide, under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


 ** After fee waivers and expense reimbursements. If expenses had not been reimbursed for the GROWTH FUND, other expenses would have been 0.59% and 0.64% for the Class A shares and Class B shares, respectively, and total fund operating expenses would have been 1.94% and 2.49% for the Class A shares and Class B shares, respectively. If management fees had not been waived and expenses reimbursed for the INCOME FUND, management fees would have been 0.70%, and other expenses would have been .82% and .83% for the Class A shares and Class B shares, respectively, and total fund operating expenses would have been 2.02% and 2.53% for the Class A shares and Class B shares, respectively.


  EXAMPLES. An investor in each of the Funds would pay the following expenses on a $1,000 investment in Class A shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                                 AGGRESSIVE
                                                   GROWTH         GROWTH        INCOME
                                                    FUND           FUND          FUND
                                                 ----------       ------        ------
1 year........................................       $ 65          $ 66          $ 60
3 years.......................................       $102          $105          $ 85
5 years.......................................       $142          $147          $113
10 years......................................       $252          $262          $191


  THE EXAMPLES ABOVE ASSUME PAYMENT OF A SALES CHARGE AT THE TIME OF PURCHASE; ACTUAL EXPENSES MAY VARY FOR PURCHASES OF $1 MILLION OR MORE WHICH ARE MADE AT NET ASSET VALUE AND SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE FOR 18 MONTHS FOLLOWING THE DATE SUCH SHARES WERE PURCHASED.

  An investor in each of the Funds would pay the following expenses on a $1,000 investment in Class B shares of the Funds, assuming (1) a 5% annual return and
(2) redemption at the end of each time period:


                                                            AGGRESSIVE
                                                              GROWTH         GROWTH        INCOME
                                                               FUND           FUND          FUND
                                                            ----------       ------        ------
1 year...................................................       $ 74          $ 75          $ 68
3 years..................................................       $104          $107          $ 85
5 years..................................................       $147          $152          $115
10 years.................................................       $257*         $268*         $193*


  An investor in each of the Funds would pay the following expenses on the same $1,000 investment in Class B shares, assuming no redemption at the end of each time period:


                                                          AGGRESSIVE
                                                            GROWTH          GROWTH         INCOME
                                                             FUND            FUND           FUND
                                                          ----------        ------         ------
1 year.................................................       $ 24           $ 25           $ 18
3 years................................................       $ 74           $ 77           $ 55
5 years................................................       $127           $132           $ 95
10 years...............................................       $257*          $268*          $193*


---------------
* Reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made; therefore years nine and ten reflect Class A expenses.

  As a result of 12b-1 fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. Given the maximum front-end sales charge applicable to Class A shares and the Rule 12b-1 fees applicable to Class A shares and Class B shares, it is estimated that it would require a substantial number of years to exceed the maximum permissible front-end sales charges.

  THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF A PARTICULAR FUND'S ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. In addition, while the examples assume a 5% annual return, a Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. The examples assume reinvestment of all dividends and distributions and that the percentage amounts for total fund operating expenses remain the same for each year.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  Shown below are per share income and capital changes for a Class A share and Class B share of each of the Funds outstanding during each of the years in the two-year period ended October 31, 1996 and the period September 15, 1994 (date operations commenced) through October 31, 1994. The information has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified reports on the Funds' financial statements and the related notes appear in the Statement of Additional Information.


                       AIM GLOBAL AGGRESSIVE GROWTH FUND


                                                                                        PERIOD
                                                                                     SEPTEMBER 15,
                                                           YEAR ENDED OCTOBER 31,       THROUGH
                                                           -----------------------    OCTOBER 31,
                                                             1996           1995         1994
                                                           --------       --------   -------------
CLASS A SHARE
Net asset value, beginning of period.....................  $  13.09       $  10.22      $ 10.00
Income from investment operations:
  Net investment income (loss)...........................     (0.09)(a)      (0.09)(a)      --
  Net gains on securities (both realized and
     unrealized).........................................      2.81           2.96         0.22
                                                           --------       --------      -------
     Total from investment operations....................      2.72           2.87         0.22
                                                           --------       --------      -------
Less distributions:
Distributions from net realized capital gains............     (0.05)           --           --
                                                           --------       --------      -------
Net asset value, end of period...........................  $  15.76       $  13.09      $ 10.22
                                                           ========       ========      =======
Total return(b)..........................................     20.83%         28.08%        2.20%
                                                           ========       ========      =======
Ratios/supplemental data:
Net assets, end of period (000s omitted).................  $919,319       $186,029      $18,410
                                                           ========       ========      =======
Ratio of expenses to average net assets..................      1.83%(c)(d)    2.11%        2.02%(e)(f)
                                                           ========       ========      =======
Ratio of net investment income (loss) to average net
  assets.................................................     (0.62)%(c)     (0.68)%       0.27%(f)(g)
                                                           ========       ========      =======
Portfolio turnover rate..................................        44%            64%           2%
                                                           ========       ========      =======
Average brokerage commission rate(h).....................  $ 0.0155            N/A          N/A
                                                           ========       ========      =======



                                               (See footnotes on following page)

---------------

(a) Calculated using average shares outstanding.


(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.



(c) Ratios are based on average net assets of $530,674,844.



(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.



(e) After fee waivers and expense reimbursements. Ratio of expenses to average net assets before fee waivers and expense reimbursements is 4.03% (annualized) for 1994.



(f) Annualized.



(g) After fee waivers and expense reimbursements. Ratio of net investment income
    (loss) to average net assets before fee waivers and expense reimbursements is (1.74)% (annualized) for 1994.



(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.



                                                                                        PERIOD
                                                                                     SEPTEMBER 15,
                                                           YEAR ENDED OCTOBER 31,       THROUGH
                                                           -----------------------    OCTOBER 31,
                                                             1996           1995         1994
                                                           --------       --------   -------------
CLASS B SHARE
Net asset value, beginning of period.....................  $  13.02       $  10.21     $  10.00
Income from investment operations:
  Net investment income (loss)...........................     (0.17)(a)      (0.14)(a)      --
  Net gains on securities (both realized and
     unrealized).........................................      2.78           2.95         0.21
                                                           --------       --------     --------
     Total from investment operations....................      2.61           2.81         0.21
                                                           --------       --------     --------
Less distributions:
Distributions from net realized capital gains............     (0.05)           --           --
                                                           --------       --------     --------
Net asset value, end of period...........................  $  15.58       $  13.02     $  10.21
                                                           ========       ========     ========
Total return(b)..........................................     20.09%         27.52%        2.10%
                                                           ========       ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted).................  $807,215       $118,199     $  6,201
                                                           ========       ========     ========
Ratio of expenses to average net assets..................      2.37%(c)(d)    2.62%        2.54%(e)(f)
                                                           ========       ========     ========
Ratio of net investment income (loss) to average net
  assets.................................................     (1.16)%(c)     (1.19)%      (0.25)%(f)(g)
                                                           ========       ========     ========
Portfolio turnover rate..................................        44%            64%           2%
                                                           ========       ========     ========
Average brokerage commission rate(h).....................  $ 0.0155            N/A          N/A
                                                           ========       ========     ========


---------------


(a) Calculated using average shares outstanding.



(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.



(c) Ratios are based on average net assets of $421,760,605.



(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average assets would have been the same.



(e) After fee waivers and expense reimbursements. Ratio of expenses to average net assets before fee waivers and expense reimbursements is 4.43% (annualized) for 1994.



(f) Annualized.



(g) After fee waivers and expense reimbursements. Ratio of net investment income
    (loss) to average net assets before fee waivers and expense reimbursements is (2.14)% (annualized) for 1994.



(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                             AIM GLOBAL GROWTH FUND



                                                                                          PERIOD
                                                                                       SEPTEMBER 15,
                                                              YEAR ENDED OCTOBER 31,      THROUGH
                                                              -----------------------    OCTOBER 31,
                                                                1996           1995         1994
                                                              --------       --------   -------------
CLASS A SHARE
Net asset value, beginning of period........................  $  12.32       $  10.23     $10.00
  Income from investment operations:
     Net investment income (loss)...........................     (0.01)         (0.02)       --
     Net gains on securities (both realized and
       unrealized)..........................................      2.11           2.11       0.23
                                                              --------       --------     ------
     Total from investment operations.......................      2.10           2.09       0.23
                                                              --------       --------     ------
Less distributions:
  Dividends from net investment income......................       --          (0.004)       --
  Distributions from net realized capital gains.............     (0.22)           --         --
                                                              --------       --------     ------
     Total distributions....................................     (0.22)        (0.004)       --
                                                              --------       --------     ------
Net asset value, end of period..............................  $  14.20       $  12.32     $10.23
                                                              ========       ========     ======
Total return(a).............................................     17.26%         20.48%      2.30%
                                                              ========       ========     ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)....................  $114,971       $ 23,754     $3,093
                                                              ========       ========     ======
Ratio of expenses to average net assets(b)..................      1.93%(c)(d)    2.12%      1.95%(e)
                                                              ========       ========     ======
Ratio of net investment income (loss) to average net
  assets(f).................................................     (0.13)%(c)     (0.28)%     0.10%(e)
                                                              ========       ========     ======
Portfolio turnover rate.....................................        82%            79%         6%
                                                              ========       ========     ======
Average brokerage commission rate(g)........................  $ 0.0234            N/A        N/A
                                                              ========       ========     ======


---------------


(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.



(b) After fee waivers and expense reimbursements. Ratios of expenses to average net assets before fee waivers and expense reimbursements are 1.94%, 2.98% and 5.67% (annualized), respectively for 1996, 1995 and 1994.



(c) Ratios are based on average net assets of $70,416,375.



(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.



(e) Annualized.



(f) After fee waivers and expense reimbursements. Ratios of net investment income (loss) to average net assets before fee waivers and expense reimbursements are (0.14)%, (1.14)% and (3.63)% (annualized), respectively for 1996, 1995 and 1994.



(g) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                                                                                          PERIOD
                                                                                       SEPTEMBER 15,
                                                              YEAR ENDED OCTOBER 31,      THROUGH
                                                              ----------------------    OCTOBER 31,
                                                                1996           1995         1994
                                                              --------       --------   -------------
CLASS B SHARE
Net asset value, beginning of period........................  $  12.26       $  10.22   $       10.00
Income from investment operations:
  Net investment income (loss)..............................     (0.05)         (0.04)             --
  Net gains on securities (both realized and unrealized)....      2.06           2.08            0.22
                                                              --------       --------   -------------
     Total from investment operations.......................      2.01           2.04            0.22
                                                              --------       --------   -------------
Less distributions:
Distributions from net realized capital gains...............     (0.22)           --              --
                                                              --------       --------   -------------
     Total distributions....................................     (0.22)           --              --
                                                              --------       --------   -------------
Net asset value, end of period..............................  $  14.05       $  12.26   $       10.22
                                                              ========       ========   =============
Total return(a).............................................     16.60%         19.96%           2.20%
                                                              ========       ========   =============
Ratios/supplemental data:
Net assets, end of period (000s omitted)....................  $121,848       $ 17,157   $       1,277
                                                              ========       ========   =============
Ratio of expenses to average net assets(b)..................      2.48%(c)(d)    2.64%           2.51%(e)
                                                              ========       ========   =============
Ratio of net investment income (loss) to average net
  assets(f).................................................     (0.69)%(c)     (0.79)%         (0.47)%(e)
                                                              ========       ========   =============
Portfolio turnover rate.....................................        82%            79%              6%
                                                              ========       ========   =============
Average brokerage commission rate(g)........................  $ 0.0234            N/A             N/A
                                                              ========       ========   =============


---------------


(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.



(b) After fee waivers and expense reimbursements. Ratios of expenses to average net assets before fee waivers and expense reimbursements are 2.49%, 3.38% and 6.20% (annualized), respectively for 1996, 1995 and 1994.



(c) Ratios are based on average net assets of $66,380,227.



(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.



(e) Annualized.



(f) After fee waivers and expense reimbursements. Ratios of net investment income (loss) to average net assets before fee waivers and expense reimbursements are (0.69)%, (1.54)% and (4.16)% (annualized), respectively for 1996, 1995 and 1994.



(g) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                             AIM GLOBAL INCOME FUND


                                           CLASS A                                 CLASS B
                            -------------------------------------   -------------------------------------
                                                       PERIOD                                  PERIOD
                                 YEAR ENDED         SEPTEMBER 15,        YEAR ENDED         SEPTEMBER 15,
                                 OCTOBER 31,           THROUGH           OCTOBER 31,           THROUGH
                            ---------------------    OCTOBER 31,    ---------------------    OCTOBER 31,
                             1996          1995         1994         1996          1995         1994
                            -------       -------   -------------   -------       -------   -------------
Net asset value, beginning
  of period...............  $ 10.74       $ 10.02      $10.00       $ 10.73       $ 10.01      $10.00
Income from investment
  operations:
Net investment income.....     0.79(a)       0.79        0.08          0.74(a)       0.74        0.07
Net gains (losses) on
  securities (both
  realized and
  unrealized).............     0.25          0.75        0.01          0.24          0.75        0.01
                            -------       -------      ------       -------       -------      ------
     Total from investment
       operations.........     1.04          1.54        0.09          0.98          1.49        0.08
                            -------       -------      ------       -------       -------      ------
Less distributions:
Dividends from net
  investmen income........    (0.81)        (0.82)      (0.07)        (0.75)        (0.77)      (0.07)
Distributions from net
  realized capital
  gains...................    (0.12)          --          --          (0.12)          --          --
                            -------       -------      ------       -------       -------      ------
     Total
       distributions......    (0.93)        (0.82)      (0.07)        (0.87)        (0.77)      (0.07)
                            -------       -------      ------       -------       -------      ------
Net asset value, end of
  period..................  $ 10.85       $ 10.74      $10.02       $ 10.84       $ 10.73      $10.01
                            =======       =======      ======       =======       =======      ======
Total return(b)...........    10.22%        16.07%       0.93%         9.66%        15.56%       0.79%
                            =======       =======      ======       =======       =======      ======
Ratios/supplemental data:
  Net assets, end of
     period (000s
     omitted).............  $21,926       $10,004      $2,661       $16,787       $ 4,207      $  362
                            =======       =======      ======       =======       =======      ======
  Ratio of expenses to
     average net
     assets(c)............     1.25%(d)(e)    1.25%      1.25%(f)      1.75%(d)(e)   1.74%       1.73%(f)
                            =======       =======      ======       =======       =======      ======
  Ratio of net investment
     income to average net
     assets(c)............     7.27%(d)      7.38%       6.01%(f)      6.77%(d)      6.88%       3.59%(f)
                            =======       =======      ======       =======       =======      ======
  Portfolio turnover
     rate.................       83%          128%          6%           83%          128%          6%
                            =======       =======      ======       =======       =======      ======


---------------


(a) Calculated using average shares outstanding.



(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.



(c) After fee waivers and expense reimbursements. The ratios of expenses and net investment income to average net assets before fee waivers and expense reimbursements were as follows:



                                                        CLASS A                     CLASS B
                                               -------------------------   -------------------------
                                                          NET INVESTMENT              NET INVESTMENT
                                               EXPENSES       INCOME       EXPENSES       INCOME
                                               --------   --------------   --------   --------------
1996.........................................    2.02%         6.51%         2.53%          6.00%
1995.........................................    3.03%         5.59%         3.57%          5.05%
1994.........................................    5.61%         1.65%        22.09%        (16.77)%



(d) Ratios are based on average net assets of $15,758,345 for Class A shares and $10,312,948 for Class B shares.



(e) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, the ratios of expenses to average net assets would have remained the same for both Class A shares and Class B shares.



(f) Annualized.

--------------------------------------------------------------------------------

PERFORMANCE


  The performance of each Fund may be quoted in advertising in terms of total return, and the performance of the INCOME FUND may also be quoted in terms of yield. All advertisements of a Fund will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. Each Fund will also include performance data on Class A and Class B shares in any advertisement or promotional material which includes Fund performance data. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding the Funds' performance is contained in the Funds' annual reports to shareholders, which are available upon request and without charge.


  Standardized total return for Class A shares reflects the deduction of the Fund's maximum initial sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  Each Fund's total return shows its overall change in value, including changes in share price assuming that all the Fund's dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with a standardized formula described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a share of the Fund, expressed as an annualized percentage of the maximum offering price per share of the Fund. It is a function of the type and quality of a Fund's investments, its maturity and its operating expense ratio.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such a practice will have the effect of increasing the Fund's yield and total return.

  The performance of each Fund will vary from time to time, and past results are not necessarily representative of future results. Each Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions. A shareholder's investment in any of the Funds is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in a Fund.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

  Each of the Funds has its own investment objective and investment program as discussed herein. The Funds' investment objective(s) are fundamental policies that cannot be changed without shareholder approval. There can, of course, be no assurance that any Fund will in fact achieve its objective(s). The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of any of the Funds, as described in this Prospectus and in the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

  AIM GLOBAL AGGRESSIVE GROWTH FUND. The investment objective of the AGGRESSIVE GROWTH FUND is to provide above-average long-term growth of capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global equity securities including securities of selected companies with relatively small market capitalization.

  The AGGRESSIVE GROWTH FUND will invest in companies throughout the world which AIM believes possess exceptional growth potential that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the AGGRESSIVE GROWTH FUND may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the AGGRESSIVE GROWTH FUND as equivalent to a complete investment program. The AGGRESSIVE GROWTH FUND will emphasize investment in small to medium-sized companies, but its strategy does not preclude investment in large, seasoned companies which in AIM's judgment possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $1 billion in market capitalization) which in AIM's judgment offer exceptional value based upon substantially above average earnings growth potential relative to market value. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial and managerial resources or may be dependent on a few key managers. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market. Any of the foregoing may change suddenly and have an immediate impact on the value of the Fund's investments. Furthermore, whenever the securities markets have experienced rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

  AIM GLOBAL GROWTH FUND. The investment objective of the GROWTH FUND is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in a portfolio of global equity securities of selected companies that are considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.

  In managing both the AGGRESSIVE GROWTH FUND and the GROWTH FUND, AIM seeks to apply to each of the diversified portfolios of equity securities the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. Each of the AGGRESSIVE GROWTH FUND and the GROWTH FUND will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by each of the two Funds. It is anticipated that common stocks will be the principal form of investment of the AGGRESSIVE GROWTH FUND and the GROWTH FUND. The portfolio of each of the two Funds is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in earnings.

  Under normal market conditions, the AGGRESSIVE GROWTH FUND and the GROWTH FUND will invest primarily in marketable equity securities (including common and preferred stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company)) of companies which, with their predecessors, have been in continuous operation for three years or more and which are listed on a recognized securities exchange or traded in an over-the-counter market. Each of these Funds may satisfy the foregoing requirement in part by investing in the securities of issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Each of the AGGRESSIVE GROWTH FUND and the GROWTH FUND may invest up to 20% of its total assets in securities convertible into or exchangeable for equity securities of foreign and domestic issuers which, with their predecessors, have been in continuous operation for three years or more and (except in the case of ADRs, EDRs and other securities representing underlying securities of foreign issuers) are listed on a recognized securities exchange or traded in an over-the-counter market.

  If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by a Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for these Funds, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. Under normal market conditions, the AGGRESSIVE GROWTH FUND and the GROWTH FUND will maintain at least 20% of their respective total assets in U.S. dollar denominated securities.

  AIM recognizes that often there is less public information about foreign companies than is available in reports supplied by domestic companies, that foreign companies are not subject to uniform accounting and financial reporting standards, and that there may be greater delays experienced by a Fund in receiving financial information supplied by foreign companies than comparable information supplied by domestic companies. In addition, the value of a Fund's investments that are denominated in a foreign currency may be affected by changes in currency exchange rates. For these and other reasons, AIM from time to time may encounter greater difficulty applying its disciplined stock selection strategy to an international equity investment portfolio than to a portfolio of domestic equity securities. See "Risk Factors -- Foreign Securities."

  The AGGRESSIVE GROWTH FUND and the GROWTH FUND each will normally invest at least 65% of their respective total assets in marketable equity securities of foreign and domestic issuers, including common and preferred stock.

  The AGGRESSIVE GROWTH FUND and the GROWTH FUND will each emphasize investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin (such as Japan, Hong Kong and Australia). The Funds may also invest in the securities of companies located in developing countries (such as Turkey, Poland and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Under normal market conditions, the assets of each Fund will be invested in the securities of companies located in at least four different countries, including the United States.

  Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. See "Risk Factors -- Emerging Markets and Developing Countries."

  AIM GLOBAL INCOME FUND. The INCOME FUND'S primary investment objective is to provide a high level of current income. As a secondary objective the Fund seeks preservation of principal and capital appreciation. The Fund seeks to achieve its objectives by investing in a portfolio of U.S. and foreign government and corporate debt securities. The INCOME FUND intends to invest in

(i) foreign government securities, (ii) securities issued by supranational organizations (such as the World Bank), (iii) foreign and domestic corporate debt securities, including lower-rated or unrated U.S. dollar-denominated high yield corporate debt securities, commonly known as "junk bonds" and (iv) U.S. Government securities, including U.S. Government Agency mortgage-backed securities.


  The INCOME FUND is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. The INCOME FUND will, however, invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational issuer. The INCOME FUND will generally invest in the securities of issuers located in at least four countries, including the United States. See "Summary -- Material Events" for changes in the Fund's investment restrictions effective March 1, 1997.


  The INCOME FUND may invest in securities issued by governments and companies throughout the world, but expects that it will invest primarily in securities of issuers in industrialized countries with established securities markets, such as Western European countries, Canada, Japan, Australia, New Zealand and the United States. The INCOME FUND may, however, invest up to 20% of its total assets in securities of issuers in developing countries such as Turkey, Poland and Mexico.

  Although the INCOME FUND will invest at least 65% of its total assets in non-convertible debt securities of foreign and domestic issuers, it may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers. The INCOME FUND may also invest up to 10% of its total assets in convertible debt securities of foreign and domestic issuers.

  The INCOME FUND may invest less than 35% of its total assets in high yield debt securities (i.e., "junk bonds"). Such securities, at the time of purchase, are rated below investment grade or are determined by AIM to be of non-investment grade quality. (For a description of the various rating categories of corporate debt securities in which the INCOME FUND may invest, see Appendix A to this Prospectus.)


  During the fiscal year ended October 31, 1996, the percentage of the INCOME FUND'S average annual assets, calculated on a dollar weighted basis, which was invested in securities within each rating category of Moody's (as described in Appendix A), and in unrated securities determined by AIM to be of comparable quality, was as follows:



                                                              INCOME FUND
                                                              -----------
Aaa.........................................................      40.81%
Aa..........................................................      13.45%
A...........................................................      10.60%
Baa.........................................................       7.32%
Ba..........................................................       6.64%
B...........................................................      18.69%
Caa.........................................................       1.43%
Ca..........................................................       0.00%
C...........................................................       0.00%
D...........................................................       0.00%
Unrated.....................................................       1.06%
                                                                  ------
          Total Average Annual Assets.......................      100.0%


  Securities issued by the U.S. Treasury (notes, bonds and bills) are supported by the full faith and credit of the United States government, while certain securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States. These agency securities include both obligations supported by the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan Bank) and obligations supported by the credit of the agency or instrumentality (such as Federal National Mortgage Association bonds.) Similarly, obligations of foreign governments include obligations issued by national, provincial, state or other governments that have taxing authority over their local populations, or by agencies of such governments that may be supported by the full faith and credit of the governmental entity, or solely by the credit of such agency.

  Supranational organizations include organizations formed and supported by governmental entities to promote economic growth and development, or international banking institutions, such as the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Supranational organizations are generally formed and supported by the capital contributions of governmental entities and, in their lending and other activities, carry out the particular purposes designated by their member governmental entities.

  The value of the debt securities in which the INCOME FUND invests will change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding long-term debt securities will generally decline, and during periods of falling interest rates, the values of such securities will generally rise. Such changes will affect the net asset value per share of the INCOME FUND. The INCOME FUND generally expects the average portfolio maturity of the Fund will be in the range of 4 to 10 1/2 years. Longer-term fixed income securities tend to be subject to greater fluctuations in price than shorter-term securities.


  For a discussion of certain risks associated with investments in high yield securities (i.e., "junk bonds"), foreign securities and non-diversified funds, see "Risk Factors" in this Prospectus. For a further discussion of the intended investment strategies of the AGGRESSIVE GROWTH FUND, the GROWTH FUND and the INCOME FUND, see "Hedging Strategies" and "Other Investment Techniques" in this Prospectus.


--------------------------------------------------------------------------------

HEDGING STRATEGIES

  Each of the Funds may, at such times as AIM deems appropriate and consistent with the investment objective of the Fund, write (sell) covered put or call options on its portfolio securities. Each of the Funds may also purchase and sell (i) options on domestic and foreign securities and currencies, (ii) stock index options, (iii) stock, currency and interest rate futures, (iv) options on stock, currency, stock index and interest rate futures and (v) foreign forward currency exchange contracts. The purpose of such transactions is to hedge against changes in the market value of a Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. None of the Funds will engage in such transactions for speculative purposes.

  OPTIONS. Each Fund may purchase options issued by the Options Clearing Corporation. Such options give a Fund the right for a fixed period of time to sell (in the case of purchase of a put option) or to buy (in the case of purchase of a call option) the number of units of the underlying security or obligation covered by the option at a fixed or determinable exercise price. Buying a put option hedges against the risk of a market decline. Buying a call option hedges against a market advance. Prior to its expiration, a put or call option may be sold in a closing sale transaction. Gain or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Each Fund also may write (sell) put or call options, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller). A call option is "covered" if a Fund owns the underlying security covered by the call. A put option is "covered" if a Fund segregates with its custodian cash, U.S. Treasury bills or other high-grade short-term debt obligations with a value equal to the exercise price of the put option. If a "covered" call or put option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. If the covered put option is exercised, the writer's cost of purchasing the underlying security is reduced by the amount of the premium received from the initial sale of the put option. Prior to its expiration, a put or call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

  Each Fund may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly referred to as a "straddle."

  Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading value, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

  None of the Funds will write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the Fund's total assets. None of the Funds will purchase put options (including options on securities indices and futures contracts) if, at the time of investment, the aggregate premiums paid for such options will exceed 5% of the Fund's total assets.

  FUTURES AND FORWARD CONTRACTS. Since substantially all of the securities held by each Fund may be denominated in foreign currencies, the value of their respective portfolios will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. Each Fund may enter into interest rate, exchange rate and currency futures contracts and related options, or it may purchase or sell stock index futures contracts and related options in order to hedge the value of its portfolio against changes in market conditions or in exchange rates between currencies (including the U.S. dollar). Futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time and for a specified price. Futures contracts are traded on U.S. and foreign exchanges and generally contain standardized strike prices and expiration dates. Certain futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. In addition to purchasing or selling futures contracts on currencies and specific securities, interest rates and exchange rates, each Fund may purchase or sell stock index futures contracts. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. No more than 5% of each Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on each Fund's investment in options on futures contracts are set forth above under "Options." Although each Fund is authorized to invest in futures contracts and related options with respect to foreign securities, stock indices, interest rates and currencies, it will limit such investments to those which have been approved by the Commodity Futures Trading Commission for investment by United States investors.

  In attempting to manage its currency exposure, each Fund may buy and sell currencies, either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). Each Fund may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." In addition to hedging specific securities transactions, the Funds may also generally hedge their respective holdings denominated in a particular currency. This practice is sometimes referred to as "position hedging." The Funds may not position hedge with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in any such Fund's portfolio denominated or quoted in that particular foreign currency.

  Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract. Each Fund may enter into transaction hedging forward contracts with respect to all or a substantial portion of its trades.

  There are risks associated with the use of futures and forward contracts and options thereon for hedging purposes. During certain market conditions, sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio securities or currency against which the futures or forward contract or options thereon are being sold. In the futures and options on futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Risks in the use of futures contracts and options thereon also result from the possibility that changes in the market value of securities or currency may differ substantially from the changes anticipated by a Fund when hedged positions were established. Successful use of futures and forward contracts and options thereon is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, the Funds may lose the expected benefit of futures and forward transactions and options thereon if markets move in a manner unanticipated by AIM.

--------------------------------------------------------------------------------

OTHER INVESTMENT TECHNIQUES

  Each of the Funds has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. Each of the Funds may invest in money market obligations, foreign securities, repurchase agreements, reverse repurchase agreements, illiquid securities, Rule 144A securities, ADRs and EDRs; the INCOME FUND may invest in U.S. Government Agency Mortgage-Backed Securities; and each of the Funds may purchase or sell securities on a delayed delivery or when-issued basis, may borrow money, may lend portfolio securities and make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.


  CASH MANAGEMENT AND TEMPORARY DEFENSIVE MEASURES. AIM may invest a portion of the assets of the Funds in (i) cash or short-term Money Market Obligations, (ii) U.S. government obligations or investment grade (high quality) corporate bonds or other debt securities, and (iii) taxable municipal securities, when such positions are deemed advisable in light of economic or market conditions or for daily cash management purposes. In addition, AIM may invest, for temporary defensive purposes, all or substantially all of the assets of the Funds in the securities described above. The term "Money Market Obligations" includes a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Examples of such obligations include U.S. Treasury obligations and repurchase agreements secured by such obligations, bankers' acceptances, certificates of deposit, repurchase agreements, time deposits and commercial paper, and U.S. Government agencies' securities. Money Market Obligations such as bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. See the Statement of Additional Information for more information on Money Market Obligations.



  To the extent that any of the Funds is invested to a significant degree in cash or cash equivalent Money Market Obligations, U.S. government obligations or investment grade (high quality) corporate bonds or other debt securities, or taxable municipal securities, its ability to achieve its investment objective or objectives may be adversely affected. Under normal circumstances, neither the AGGRESSIVE GROWTH FUND nor the GROWTH FUND will invest more than 35% of the value of its total assets in high-grade short-term securities, including repurchase agreements. Under normal circumstances, the INCOME FUND will maintain at least 20% of its total assets in securities of U.S. issuers.



  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES. The INCOME FUND may invest in U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the United States Government or by one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicers of the underlying mortgage loans. GNMA, FNMA, and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix B for a more complete description of these securities.


  Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to decline as interest rates rise and increase as interest rates decline.

  REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible reduced levels of income and lack of access to income during this period; and (d) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"). Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.


  REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is the same as a repurchase agreement, except that a Fund acts as the seller and repurchaser of the subject security. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. A Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. The AGGRESSIVE GROWTH FUND and the GROWTH FUND currently intend to enter into reverse repurchase agreements only for temporary or emergency purposes and not as a means of increasing income. The INCOME FUND may enter into reverse repurchase agreements to enhance portfolio returns. See "Borrowing."


  LENDING OF PORTFOLIO SECURITIES. Each Fund may from time to time lend securities from their respective portfolios, with a value not exceeding 33-1/3% of its total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, a Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities.

  DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES. Each Fund may enter into delayed delivery agreements and may purchase securities on a "when issued" basis.

  Delayed delivery agreements are commitments by a Fund to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund and may enter into delayed delivery agreements to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the com-mitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but a Fund may sell these securities before the settlement date if it is deemed advisable.

  If a Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to segregate cash or other high grade securities (including Money Market Obligations) in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase a Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Funds will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's net assets would become so committed.

  DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the INCOME FUND may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

  Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowing," below for the applicable limitation on dollar roll transactions.

  BORROWING. Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. The Funds will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 33- 1/3% of each Fund's respective total assets at the time of the transaction. Neither the AGGRESSIVE GROWTH FUND nor the GROWTH FUND will purchase additional securities when any borrowings from banks exceed 5% of each Fund's respective total assets.


  Reverse repurchase agreement transactions and dollar roll transactions are considered borrowings under the 1940 Act. Any investment gains made by the INCOME FUND with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid by the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."


  SHORT SALES. Each Fund may make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration. The Funds will enter into such transactions only to the extent the aggregate value of all securities sold short does not represent more than 10% of each Fund's respective assets at any given time.

  ILLIQUID SECURITIES AND RULE 144A SECURITIES. Each Fund will not invest more than 15% of its assets in illiquid securities, including restricted securities which are illiquid. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the Securities Act of 1933 are unregistered securities, the Funds may purchase Rule 144A securities without regard to the 15% limitation described above provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, each Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. See the Statement of Additional Information.

--------------------------------------------------------------------------------

RISK FACTORS

  There can be no assurance that each Fund's investment objective will be attained. Each Fund is designed for investors seeking international diversification, and is not intended as a complete investment program. In addition, investing in securities of foreign companies generally involves greater risks than investing in securities of domestic companies. The INCOME FUND may also invest in high yield securities (i.e., "junk bonds"), which entail certain risks. Investors should consider carefully the following special factors before investing in a Fund.

  FOREIGN SECURITIES. The following considerations are risk factors associated with the Funds' investments in foreign securities:

          CURRENCY RISK. The value of a Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

          POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which a Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of a Fund's investments.

          REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less public information available about foreign securities than is available about domestic securities. Foreign companies are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by a Fund may be reduced by withholding tax at the source which would reduce dividend income payable to the Fund's shareholders.

          MARKET RISK. The securities markets in many of the countries in which a Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. Transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

  NON-INVESTMENT GRADE DEBT SECURITIES (INCOME FUND ONLY). The INCOME FUND may invest in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the Fund, and increased issuer defaults on junk bonds.

  In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

  The credit rating of a debt security does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category. Credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, AIM continuously monitors the issuers of high yield bonds in the INCOME FUND'S portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the bonds' liquidity so that the INCOME FUND can meet redemption requests. The achievement of the INCOME FUND'S investment objective may be more dependent on AIM's own credit analysis than might be the case for a fund which invests in higher quality bonds. The INCOME FUND may retain a portfolio security whose rating has been changed. See Appendix A to this Prospectus -- "Description of Corporate Bond Ratings."

  When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

  In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reduc-ing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.


  NON-DIVERSIFIED PORTFOLIO (INCOME FUND ONLY). The INCOME FUND is a non-diversified portfolio, which means that, with respect to 50% of its total assets, it may invest more than 5% of its assets in obligations of one issuer. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.) Since the INCOME FUND may invest a greater percentage of its assets in securities of fewer issuers than a diversified portfolio, it may be subject to greater investment and credit risks than a diversified portfolio. See "Summary -- Material Events" for changes in the Fund's investment restrictions effective March 1, 1997.


  EMERGING MARKETS AND DEVELOPING COUNTRIES. Investors should also be aware that the Funds may invest in companies located within emerging or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future. In addition, throughout the countries commonly referred to as the Eastern Bloc, the lack of a capital market structure or market-oriented economy and the possible reversal of recent favorable economic, political and social events in some of those countries present greater risks than those associated with more developed, market-oriented Western European countries and markets.

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

  The following restrictions are matters of fundamental policy and may not be changed without approval of a Fund's shareholders.

  No Fund may:

          1. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund.

          2. Purchase a security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will apply to foreign government obligations unless the SEC permits their exclusion.


          3. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements and dollar roll transactions (INCOME FUND only). With respect to the AGGRESSIVE GROWTH FUND and the GROWTH FUND, such permitted borrowings shall be used as a temporary defensive measure for extraordinary or emergency purposes. Permitted borrowings shall be in amounts not exceeding 33-1/3% of a Fund's total assets, taken at market value, and each Fund may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. Whenever bank borrowings exceed 5% of the value of the total assets of the AGGRESSIVE GROWTH FUND or the GROWTH FUND, such Fund will not make any additional purchases of securities for investment purposes.


  Neither the AGGRESSIVE GROWTH FUND nor the GROWTH FUND will purchase a security if, as a result, with respect to 75% of the value of the Fund's respective total assets, taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

  The INCOME FUND will not purchase a security if, as a result, with respect to 50% of the value of the Fund's total assets taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.


  A complete listing of investment restrictions applicable to the Funds, some of which may be changed by the Board of Directors without shareholder approval, is contained in the Statement of Additional Information. See "Summary -- Material Events" for changes in the Funds' investment restrictions effective March 1, 1997.


--------------------------------------------------------------------------------

PORTFOLIO TURNOVER


  Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. For additional information regarding income taxes and brokerage practices, see the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------

MANAGEMENT


  The overall management of the business and affairs of the Funds are vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Funds and persons or companies furnishing services to the Funds, including the investment advisory agreement with AIM, the administrative services agreement with AIM, the agreement with AIM Distributors regarding distribution of the Funds' shares, the agreement with State Street Bank and Trust Company as custodian, and the agreement with A I M Fund Services, Inc. as transfer agent. The day-to-day operations of the Funds are delegated to the officers of the Company and to AIM, subject always to the objective and policies of each Fund and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.



  INVESTMENT ADVISOR. A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046, serves as the investment advisor to each Fund pursuant to an investment advisory agreement, dated as of July 1, 1994 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises 43 investment company portfolios. As of January 31, 1997, the total assets advised or managed by AIM or its subsidiaries were approximately $66.5 billion. AIM is a wholly-owned subsidiary of AIM Management. See "Summary -- Material Events" for a description of AIM Management's proposed merger with a subsidiary of INVESCO.


  Under the terms of the Advisory Agreement, AIM supervises all aspects of each Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.


  ADMINISTRATOR. AIM and the Company have entered into an Administrative Services Agreement dated as of July 1, 1994 (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds. AIM is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Company's principal financial officer and his staff, and any expenses related to such services. See "Summary -- Material Events" for a description of AIM Management's proposed merger with a subsidiary of INVESCO.


  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the directors, AIM may take into account sales of shares of the Funds and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Funds.


  PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Funds. AIM's investment staff consists of approximately 117 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team who are primarily responsible for the day-to-day management of each of the Funds and their titles, if any, with AIM or its affiliates and the Company, the length of time they have been responsible for the management of the Funds, their years of experience and prior experience are shown below:



  A. Dale Griffin, III, Robert M. Kippes, Paul A. Rogge, Barrett K. Sides and Dominic H.R. Moross are responsible for the day-to-day management of the AGGRESSIVE GROWTH FUND. Mr. Griffin is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly-owned subsidiary of AIM, and has been responsible for the Fund since its inception in 1994. Mr. Griffin has been associated with AIM since 1989 and has a total of ten years of experience as an investment professional. Mr. Kippes is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. Mr. Kippes has been associated with AIM since 1989 and has a total of seven years of experience as an investment professional. Mr. Rogge is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. Mr. Rogge has been associated with AIM since 1991 and has a total of six years of experience as an investment professional. Mr. Sides is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Sides has been associated with AIM since 1990 and has a total of seven years of experience as an investment professional. Mr. Moross is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Moross has been associated with AIM since 1993 and has a total of three years of experience as an investment professional. Prior to joining AIM, he was a management graduate trainee with Maxwell Communications PLC.



  A. Dale Griffin, III, Paul A. Rogge, Jonathan C. Schoolar, Barrett K. Sides and Dominic H.R. Moross are responsible for the day-to-day management of the GROWTH FUND. Background information for Mr. Griffin, Mr. Rogge, Mr. Sides and Mr. Moross is discussed above with respect to the management of AGGRESSIVE GROWTH FUND. Mr. Griffin and Mr. Rogge have been responsible for the Fund since its inception in 1994. Mr. Sides and Mr. Moross have been responsible for the Fund since 1995. Mr. Schoolar is Senior Vice President and Director of AIM Capital, Vice President of AIM, Vice President of the Company and has been responsible for the Fund since its inception in 1994. Mr. Schoolar has been associated with AIM since 1986 and has a total of 13 years of experience as an investment professional.

  Robert G. Alley, John L. Pessarra and Carolyn L. Gibbs are responsible for the day-to-day management of the INCOME FUND. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM, Vice President of the Company and has been responsible for the Fund since its inception in 1994. Mr. Alley has been associated with AIM since 1992 and has a total of 24 years of experience as an investment professional. Prior to joining AIM, he was Senior Fixed Income Money Manager for Waddell & Reed, Inc. Mr. Pessarra is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. Mr. Pessarra has been associated with AIM since 1990 and has a total of 12 years of experience as an investment professional. Ms. Gibbs is Vice President of AIM Capital and has been responsible for the Fund since 1995. Ms. Gibbs has been associated with AIM since 1992 and has over 11 years of experience as an investment professional. Prior to joining AIM, she was a financial analyst for Northwest Airlines.


  EXPENSES. The Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to directors and shareholders meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

  ADVISORY FEES. Subject to reduction in accordance with expense limitations imposed by states in which each Fund's shares are qualified for sale, AIM is entitled to be paid by each Fund an advisory fee at the annual rates of:

                       AIM GLOBAL AGGRESSIVE GROWTH FUND

                         NET ASSETS                          ANNUAL RATE
                         ----------                          -----------
First $1 billion............................................    0.90%
Over $1 billion.............................................    0.85%

                             AIM GLOBAL GROWTH FUND

                         NET ASSETS                          ANNUAL RATE
                         ----------                          -----------
First $1 billion............................................    0.85%
Over $1 billion.............................................    0.80%

                             AIM GLOBAL INCOME FUND

                         NET ASSETS                          ANNUAL RATE
                         ----------                          -----------
First $1 billion............................................    0.70%
Over $1 billion.............................................    0.65%

  Although these fees are higher than those paid by most mutual funds which invest in domestic securities, they are competitive with such fees paid by mutual funds which invest primarily in foreign securities. The Company believes such fees are justified due to the higher costs and additional expenses associated with managing and operating funds holding primarily foreign securities.


  For the year ended October 31, 1996, each Fund paid the following compensation to AIM for its advisory services, and the total expenses of each such Class were, stated as a percentage of the Class' average daily net assets, as follows:



                                                                             CLASS A    CLASS B
                                                             COMPENSATION    EXPENSE    EXPENSE
                                                                TO AIM        RATIO      RATIO
                                                             ------------    -------    -------
Aggressive Growth Fund.....................................      0.90%        1.83%      2.37%
Growth Fund................................................      0.85%        1.93%      2.48%
Income Fund................................................      0.00%        1.25%      1.75%



  For the year ended October 31, 1996, each Fund reimbursed AIM for administrative services in the following amounts, stated as a percentage of the Funds' average daily net assets:



                                                              REIMBURSEMENT
                                                                PAYMENTS
                                                              -------------
Aggressive Growth Fund......................................      0.01%
Growth Fund.................................................      0.06%
Income Fund.................................................      0.29%

  For the fiscal year ended October 31, 1996, AIM waived advisory fees for INCOME FUND which represented 0.70% of such Fund's average daily net assets.



  In addition, the Company and A I M Fund Services, Inc. ("AFS"), P.O. Box 4739, Houston, TX 77210-4739, a wholly-owned subsidiary of AIM and registered transfer agent, have entered into a Transfer Agency and Service Agreement, pursuant to which AFS provides transfer agency, dividend distribution and disbursement, and shareholder services to the Funds.



  FEE WAIVERS. AIM may from time to time voluntarily waive or reduce its fees, while retaining its ability to be reimbursed prior to the end of each fiscal year. Fee waivers or reductions, other than those contained in the Advisory Agreement, may be modified or terminated at any time and without notice to investors. AIM has agreed to waive advisory fees under the Advisory Agreement for the INCOME FUND until such time as in AIM's judgment, the Fund has achieved a size in assets under management to bear such costs.



  DISTRIBUTOR. The Company has entered into Master Distribution Agreements on behalf of the Funds (the "Distribution Agreements") with A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain directors and officers of the Company are affiliated with AIM Distributors. See "Summary -- Material Events" for a description of AIM Management's proposed merger with a subsidiary of INVESCO.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay Contingent Deferred Sales Charges.


  DISTRIBUTION PLANS. The Company has adopted a master distribution plan applicable to Class A shares of each Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, each Fund pays compensation of 0.50% per annum of the average daily net assets attributable to its Class A shares to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs. Of the total 0.50% compensation payable, each Fund pays a service fee of 0.25% to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of such Fund. Any amounts not paid as a service fee would constitute an asset based sales charge.


  The Company has also adopted a master distribution plan applicable to Class B shares of each Fund (the "Class B Plan"). Under the Class B Plan, each Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to its Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of such Fund. Any amounts not paid as a service fee would constitute an asset based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares.

  Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements and the cost of administering the Plans. These amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Company will not be obligated to pay more than that fee, and, if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those directors who are not "interested persons" of the Company or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of a Fund on an agency basis, may receive payments from the Fund pursuant to the Fund's Plans. AIM Distributors does not act as principal, but rather as agent, for the Funds in making such payments. The Funds will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.


  For additional information concerning the operation of the Plans, see the Statement of Additional Information.


--------------------------------------------------------------------------------

ORGANIZATION OF THE COMPANY

  The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of four investment portfolios: the Funds and AIM International Equity Fund. The Board of Directors may authorize additional portfolios in the future. Shares of the Funds are offered to investors pursuant to this Prospectus, while shares of the AIM International Equity Fund are offered to investors pursuant to a separate prospectus. The authorized capital stock of the Company consists of 2,000,000,000 shares of common stock with a par value of $0.001 per share, of which 200,000,000 shares are designated Class A shares and 200,000,000 shares are designated Class B shares of each investment portfolio of the Company, and the balance of which are unclassified.


  Class A shares and Class B shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses (such as those associated with the shareholder servicing of their shares) and is subject to differing sales loads (which may affect performance), conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan.


  Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the Class A shares and Class B shares of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.


  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is otherwise required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares. As of February 3, 1997, Merrill
Lynch, Pierce, Fenner & Smith was the owner of record of 27.21% of the outstanding Class B shares of AGGRESSIVE GROWTH FUND. As long as Merrill Lynch, Pierce, Fenner & Smith owns over 25% of such shares, it may be presumed to be in "control" of the Class B shares of AGGRESSIVE GROWTH FUND, as defined in the 1940 Act.

      THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND
                          SHAREHOLDER ASSISTANCE IS
            (800) 959-4246 (7:30 A.M. TO 5:30 P.M. CENTRAL TIME).

                                INVESTOR'S GUIDE
                         TO THE AIM FAMILY OF FUNDS -- Registered Trademark --

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM AGGRESSIVE GROWTH FUND           AIM HIGH YIELD FUND
            AIM BALANCED FUND                    AIM INCOME FUND
            AIM BLUE CHIP FUND                   AIM INTERMEDIATE GOVERNMENT FUND
            AIM CAPITAL DEVELOPMENT FUND         AIM INTERNATIONAL EQUITY FUND
            AIM CHARTER FUND                     AIM LIMITED MATURITY TREASURY SHARES
            AIM CONSTELLATION FUND               AIM MONEY MARKET FUND*
            AIM GLOBAL AGGRESSIVE GROWTH FUND    AIM MUNICIPAL BOND FUND
            AIM GLOBAL GROWTH FUND               AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL INCOME FUND               AIM TAX-EXEMPT CASH FUND*
            AIM GLOBAL UTILITIES FUND            AIM TAX-FREE INTERMEDIATE SHARES
            AIM GROWTH FUND                      AIM VALUE FUND
                                                 AIM WEINGARTEN FUND

* Shares of AIM TAX-EXEMPT CASH FUND, and Class C shares of AIM MONEY MARKET FUND, are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A and Class B shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement arrangement ("IRA") is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, IRA/Simplified Employee Pension ("SEP") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account. A Salary Reduction SEP ("SARSEP") may not be established after December 31, 1996; however existing SARSEP accounts can remain in effect.

  AFS' mailing address is:

                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


                                                                      MCF 02/97*

  HOW TO PURCHASE ADDITIONAL SHARES. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.

  Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. Direct investments may be made by mail or by wiring payment to AFS as follows:

  SUBSEQUENT PURCHASES BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

               Beneficiary Bank ABA/Routing #:   113000609
               Beneficiary Account Number:       00100366807
               Beneficiary Account Name:         A I M Fund Services, Inc.
               RFB:                              Fund name, Reference Number (16 character limit)
               OBI:                              Shareholder Name, Shareholder Account Number
                                                 (70 character limit)

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM AGGRESSIVE GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM VALUE FUND and AIM WEINGARTEN FUND (other than AIM AGGRESSIVE GROWTH FUND and AIM CONSTELLATION FUND, collectively, the "Multiple Class Funds") may be purchased at their respective net asset value plus a sales charge as indicated below, except that shares of AIM TAX-EXEMPT CASH FUND and Class C shares (the "Class C shares") of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") of the Multiple Class Funds are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. These contingent deferred sales charges are described under the caption "How to Redeem
Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A or Class B shares (or, if applicable, Class C shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.


                                                                     MCF 02/97*

SALES CHARGES AND DEALER CONCESSIONS

  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM AGGRESSIVE GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.

                                                                               DEALER
                                                                             CONCESSION
                                                INVESTOR'S SALES CHARGE      ----------
                                              ---------------------------       AS A
                                                  AS A            AS A       PERCENTAGE
                                               PERCENTAGE      PERCENTAGE      OF THE
                                              OF THE PUBLIC    OF THE NET      PUBLIC
  AMOUNT OF INVESTMENT IN                       OFFERING         AMOUNT       OFFERING
     SINGLE TRANSACTION                           PRICE         INVESTED       PRICE
----------------------------                  -------------    ----------    ----------
              Less than $   25,000                 5.50%          5.82%         4.75%
 $ 25,000 but less than $   50,000                 5.25           5.54          4.50
 $ 50,000 but less than $  100,000                 4.75           4.99          4.00
 $100,000 but less than $  250,000                 3.75           3.90          3.00
 $250,000 but less than $  500,000                 3.00           3.09          2.50
 $500,000 but less than $1,000,000                 2.00           2.04          1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: AIM TAX-EXEMPT BOND FUND OF CONNECTICUT; and the Class A shares of each of AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND.

                                                                               DEALER
                                                                             CONCESSION
                                                INVESTOR'S SALES CHARGE      ----------
                                              ---------------------------       AS A
                                                  AS A            AS A       PERCENTAGE
                                               PERCENTAGE      PERCENTAGE      OF THE
                                              OF THE PUBLIC    OF THE NET      PUBLIC
  AMOUNT OF INVESTMENT IN                       OFFERING         AMOUNT       OFFERING
     SINGLE TRANSACTION                           PRICE         INVESTED       PRICE
----------------------------                  -------------    ----------    ----------
              Less than $   50,000                 4.75%          4.99%         4.00%
 $ 50,000 but less than $  100,000                 4.00           4.17          3.25
 $100,000 but less than $  250,000                 3.75           3.90          3.00
 $250,000 but less than $  500,000                 2.50           2.56          2.00
 $500,000 but less than $1,000,000                 2.00           2.04          1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are AIM LIMITED MATURITY TREASURY SHARES and AIM TAX-FREE INTERMEDIATE SHARES.

                                                                               DEALER
                                                                             CONCESSION
                                                INVESTOR'S SALES CHARGE      ----------
                                              ---------------------------       AS A
                                                  AS A            AS A       PERCENTAGE
                                               PERCENTAGE      PERCENTAGE      OF THE
                                              OF THE PUBLIC    OF THE NET      PUBLIC
  AMOUNT OF INVESTMENT IN                       OFFERING         AMOUNT       OFFERING
     SINGLE TRANSACTION                           PRICE         INVESTED       PRICE
----------------------------                  -------------    ----------    ----------
              Less than $  100,000                 1.00%          1.01%         0.75%
 $100,000 but less than $  250,000                 0.75           0.76          0.50
 $250,000 but less than $1,000,000                 0.50           0.50          0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.


                                                                      MCF 02/97*

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than AIM LIMITED MATURITY TREASURY SHARES and AIM TAX-FREE INTERMEDIATE SHARES as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of shares which normally involve payment of initial sales charges, and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of shares of AIM LIMITED MATURITY TREASURY SHARES, and in an amount up to 0.25% of such purchases of shares of AIM TAX-FREE INTERMEDIATE SHARES.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close") on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds, other than AIM MONEY MARKET FUND, currently offer two classes of shares, and AIM MONEY MARKET FUND currently offers three classes of shares, through separate distribution systems (the "Multiple Distribution System"). Although the Class A and Class B shares (and with respect to AIM MONEY MARKET FUND, Class C shares) of a particular Multiple Class Fund represent an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by Class A or Class B shares and, if applicable, Class C shares, and other relevant factors, such as whether his or her investment goals are long-term or short-term.


                                                                      MCF 02/97*

     CLASS A SHARES are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Class B Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of their Class B shares, investors will be relieved of the higher Class B Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     CLASS C SHARES of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge. Such shares are, however, subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND AND AIM TAX-EXEMPT CASH FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that either Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position. Class B shares of AIM MONEY MARKET FUND are designed for temporary investment as part of an investment program in the Class B shares and, unlike shares of most money market funds, are subject to a contingent deferred sales charge as well as Rule 12b-1 distribution fees and service fees.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of shares of AIM TAX-EXEMPT CASH FUND, Class C shares of AIM MONEY MARKET FUND and Class B shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


                                                                      MCF 02/97*

  The term "purchaser" means:

  o an individual and his or her spouse and minor children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  o a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP") where the employer has notified AIM Distributors in writing that all of its related employee SEP or SARSEP accounts should be linked;

  o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  o the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and
(ii) Class B shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Trans-


                                                                      MCF 02/97*
fer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and (ii) Class B shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and (ii) Class B shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; and (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services.

  In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the initial amount invested in the fund(s) is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an


                                                                      MCF 02/97*
employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single omnibus account per fund and the financial institution or service organization has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms up to 1.00% of the net asset value of any shares of the Load Funds (as defined on page A-10 herein) up to 0.10% of the net asset value of any shares of AIM LIMITED MATURITY TREASURY SHARES, and up to 0.25% of the net asset value of any shares of all other AIM Funds sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns Class A shares of a Multiple Class Fund, Class C shares of AIM Money Market Fund, or shares of another AIM Fund can arrange for monthly, quarterly or annual checks in any amount (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own Class B shares of a Multiple Class Fund can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. No contingent deferred sales charge with respect to Class B shares of a Multiple Class Fund will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to Class B shares that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the initial account value.


                                                                      MCF 02/97*

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B Shares and Class C Shares of the Multiple Class Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make monthly or quarterly investments may establish an Automatic Investment Plan. Under this plan, on or about the tenth and/or twenty-fifth day of the applicable month, a draft is drawn on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account). The proceeds of the draft are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the draft. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; and dividends and distributions attributable to Class C shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sales charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM TAX-FREE INTERMEDIATE SHARES, AIM TAX-EXEMPT CASH FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; and SEP plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).


                                                                      MCF 02/97*

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; shares of certain of the AIM Funds, referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and shares of certain other funds, including the Class C shares of AIM MONEY MARKET FUND, referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.

                             LOAD FUNDS:                             LOWER LOAD FUNDS:
                             -----------                             -----------------
   AIM AGGRESSIVE GROWTH           AIM HIGH YIELD FUND -- CLASS A      AIM LIMITED MATURITY TREASURY SHARES
     FUND -- CLASS A               AIM INCOME FUND -- CLASS A          AIM TAX-FREE INTERMEDIATE SHARES
   AIM BALANCED FUND -- CLASS A    AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A     FUND -- CLASS A                 NO LOAD FUNDS:
   AIM CAPITAL DEVELOPMENT         AIM INTERNATIONAL EQUITY          --------------
     FUND -- CLASS A                 FUND -- CLASS A                 AIM MONEY MARKET FUND
   AIM CHARTER FUND -- CLASS A     AIM MONEY MARKET                    -- CLASS C
   AIM CONSTELLATION                 FUND -- CLASS A                 AIM TAX-EXEMPT CASH FUND
     FUND -- CLASS A               AIM MUNICIPAL BOND
   AIM GLOBAL AGGRESSIVE GROWTH      FUND -- CLASS A
     FUND -- CLASS A               AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                 OF CONNECTICUT
     FUND -- CLASS A               AIM VALUE FUND -- CLASS A
   AIM GLOBAL INCOME               AIM WEINGARTEN FUND -- CLASS A
     FUND -- CLASS A
   AIM GLOBAL UTILITIES
     FUND -- CLASS A
   AIM GROWTH FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; (ii) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND NO LOAD FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGE ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares and shares of all other AIM Funds may not be exchanged for Class B shares; (iv) Class B shares may be exchanged only for Class B shares; and (v) Class C shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B shares. DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                       MULTIPLE
                                                                                                         CLASS
                                                               LOWER LOAD            NO LOAD             FUNDS:
FROM:              TO:    LOAD FUNDS                             FUNDS                FUNDS             CLASS B
-----              -----------------                      ---------------------  ----------------    -------------
Load Funds......   Net Asset Value                        Net Asset Value        Net Asset Value     Not Applicable

Lower Load Funds   Net Asset Value                        Net Asset Value        Net Asset Value     Not Applicable

No Load Funds...   Offering Price if No Load shares were  Net Asset Value if     Net Asset Value     Not Applicable
                   directly purchased. Net Asset Value    No Load shares were
                   if No Load shares were acquired upon   acquired upon
                   exchange of shares of any Load Fund    exchange of shares of
                   or any Lower Load Fund.                any Load Fund or any
                                                          Lower Load Fund;
                                                          otherwise,
                                                          Offering Price.

                                             (Table continued on following page)


                                                                      MCF 02/97*

                                                                                                      MULTIPLE
                                                                                                       CLASS
                                                             LOWER LOAD            NO LOAD             FUNDS:
FROM:            TO:    LOAD FUNDS                             FUNDS                FUNDS             CLASS B
-----            -----------------                      ---------------------  ----------------    -------------
Multiple Class
  Funds:
  Class B....... Not Applicable                         Not Applicable         Not Applicable      Net Asset Value


  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds...... Net Asset Value                        Net Asset Value        Net Asset Value     Not Applicable

Lower Load       Net Asset Value if shares were         Net Asset Value        Net Asset Value     Not Applicable
  Funds......... acquired upon exchange of any Load
                 Fund. Otherwise, difference in sales
                 charge will apply.
No Load Funds... Offering Price if No Load shares were  Net Asset Value if     Net Asset Value     Not Applicable
                 directly purchased. Net Asset Value    No Load shares were
                 if No Load shares were acquired upon   acquired upon
                 exchange of shares of any Load Fund.   exchange of shares of
                 Difference in sales charge will apply  any Load Fund or any
                 if No Load shares were acquired upon   Lower Load Fund;
                 exchange of Lower Load Fund shares.    otherwise, Offering
                                                        Price.
Multiple Class
  Funds:
  Class B....... Not Applicable                         Not Applicable         Not Applicable      Net Asset Value

  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A and Class B shares of a Multiple Class Fund cannot be exchanged for each other), except that Class C shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds


                                                                      MCF 02/97*
from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B shares of Multiple Class Funds. For purposes of determining a shareholder's holding period of Class B shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B shares were held prior to an exchange will be added to the holding period of Class B shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased,
(ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

        YEAR                                                CONTINGENT DEFERRED
        SINCE                                                 SALES CHARGE AS
       PURCHASE                                              % OF DOLLAR AMOUNT
         MADE                                                 SUBJECT TO CHARGE
       --------                                              -------------------
       First................................................         5%
       Second...............................................         4%
       Third................................................         3%
       Fourth...............................................         3%
       Fifth................................................         2%
       Sixth................................................         1%
       Seventh and Following................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the registered shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in
Section 72(m)(7) of the Code (provided AIM Distributors is notified of such death or disability at the time of the redemption request and is provided with satisfactory evidence of such death or disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the


                                                                      MCF 02/97*
time the shareholder elects to participate in the Systematic Withdrawal Plan,
(4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund and (5) effected by AIM of its investment in Class B shares.

  Waiver category (1) above applies only to redemptions:

          (i) made within one year following death or initial determination of disability; and

          (ii) of Class B shares held at the time of death or initial determination of disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70- 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value;

          (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD (i) shares of any Load Fund or Class C shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under
Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the initial amount invested by a Plan in one or more of the AIM Funds is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or
(c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the registered shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in Section 72(m)(7) of the Code; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; and (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."


  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for re-


                                                                      MCF 02/97*
demption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59- 1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account as indicated on the account application; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth at that item of the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.

  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND and Class C Shares of AIM MONEY MARKET FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND and the Class C Shares of AIM MONEY MARKET FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent, except that Class B shares of the Multiple Class Funds, and Class A shares of the Multiple Class Funds and shares of the other AIM Funds that are subject to the contingent deferred sales charge program for large purchases described above, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally mailed within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.


                                                                      MCF 02/97*

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from AIM LIMITED MATURITY TREASURY SHARES or AIM TAX-FREE INTERMEDIATE SHARES, however, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.

  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares of the Multiple Class Funds or shares of any other AIM Fund, and who subsequently reinvest a portion or all of the value of the redeemed shares in shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon and NYSE Close with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE SHARES value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


                                                                      MCF 02/97*

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.

                                                                               DISTRIBUTIONS     DISTRIBUTIONS
                                                                                  OF NET            OF NET
                                                   DIVIDENDS FROM                REALIZED          REALIZED
                                                   NET INVESTMENT               SHORT-TERM         LONG-TERM
FUND                                                    INCOME                  CAPITAL GAINS     CAPITAL GAINS
----                                           -----------------------        ---------------   ---------------
AIM AGGRESSIVE GROWTH FUND...................  declared and paid annually      annually             annually
AIM BALANCED FUND............................  declared and paid quarterly     annually             annually
AIM BLUE CHIP FUND...........................  declared and paid annually      annually             annually
AIM CAPITAL DEVELOPMENT FUND.................  declared and paid annually      annually             annually
AIM CHARTER FUND.............................  declared and paid quarterly     annually             annually
AIM CONSTELLATION FUND.......................  declared and paid annually      annually             annually
AIM GLOBAL AGGRESSIVE GROWTH FUND............  declared and paid annually      annually             annually
AIM GLOBAL GROWTH FUND.......................  declared and paid annually      annually             annually
AIM GLOBAL INCOME FUND.......................  declared daily; paid monthly    annually             annually
AIM GLOBAL UTILITIES FUND....................  declared daily; paid monthly    annually             annually
AIM GROWTH FUND..............................  declared and paid annually      annually             annually
AIM HIGH YIELD FUND..........................  declared daily; paid monthly    annually             annually
AIM INCOME FUND..............................  declared daily; paid monthly    annually             annually
AIM INTERMEDIATE GOVERNMENT FUND.............  declared daily; paid monthly    annually             annually
AIM INTERNATIONAL EQUITY FUND................  declared and paid annually      annually             annually
AIM LIMITED MATURITY TREASURY SHARES.........  declared daily; paid monthly    annually             annually
AIM MONEY MARKET FUND........................  declared daily; paid monthly    at least annually    annually
AIM MUNICIPAL BOND FUND......................  declared daily; paid monthly    annually             annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT......  declared daily; paid monthly    annually             annually
AIM TAX-EXEMPT CASH FUND.....................  declared daily; paid monthly    at least annually    annually
AIM TAX-FREE INTERMEDIATE SHARES.............  declared daily; paid monthly    annually             annually
AIM VALUE FUND...............................  declared and paid annually      annually             annually
AIM WEINGARTEN FUND..........................  declared and paid annually      annually             annually

  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Class A, Class B or Class C shares are reinvested in additional shares of such Class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Class A or Class B shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class A shares may not be reinvested in Class B shares, and (iii) dividends and distributions attributable to the Class C shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


                                                                      MCF 02/97*

  Dividends on Class B shares are expected to be lower than those for Class A or Class C shares because of higher distribution fees paid by Class B shares. Dividends on Class A, Class B and Class C shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.

  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, and AIM TAX-FREE INTERMEDIATE SHARES (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY SHARES, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE SHARES will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such Fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions (other than exempt-interest dividends and capital gain dividends) and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and


                                                                      MCF 02/97*
other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. This percentage may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.

  AIM INTERMEDIATE GOVERNMENT FUND and AIM LIMITED MATURITY TREASURY
SHARES -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. Government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution
(1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM MUNICIPAL BOND FUND and AIM LIMITED MATURITY TREASURY SHARES, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Texas Commerce Bank National Association, P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.


  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and passes upon the legality of the shares offered pursuant to this Prospectus.


  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                                                                      MCF 02/97*

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                     DESCRIPTION OF CORPORATE BOND RATINGS

  Investment grade debt securities are those rating categories indicated by an asterisk (*).

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS ARE AS FOLLOWS:

  *Aaa -- Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  *Aa -- Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities.

  *A -- Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  *Baa -- Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba -- Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca -- Bonds which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Bonds which are rated 'C' are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from 'Aa' through 'B' in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S RATINGS SERVICES CLASSIFICATIONS ARE AS FOLLOWS:

  *AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's ("S&P"). Capacity to pay interest and repay principal is extremely strong.

  *AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  *A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  *BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

  BB, B, CCC, CC, C -- Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

  B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

  CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

  CC -- The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

  C -- The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1 -- The rating 'C1' is reserved for income bonds on which no interest is being paid.

  D -- Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  PLUS (+) OR MINUS (-): The rating from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                                                                      APPENDIX B
--------------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                 U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

  The following list includes certain common securities, issued or guaranteed by U.S. Government Agencies or Instrumentalities and does not purport to be exhaustive.

  EXPORT-IMPORT BANK CERTIFICATES -- are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

  FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS -- are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

  FEDERAL HOME LOAN BANK NOTES AND BONDS -- are notes and bonds issued by the Federal Home Loan Bank System.

  FHA DEBENTURES -- are debentures issued by the Federal Housing Authority of the U.S. Government.

  FHA INSURED NOTES -- are bonds issued by the Farmers Home Administration of the U.S. Government.

  FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS -- are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

  FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" -- represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

  FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS -- are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

  FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" -- are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

  Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

  Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

  All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FNMA may remove service providers for cause.

  The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

  The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

  FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

  GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

  The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

  As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the Federal Housing Authority indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

  As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

  The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

  Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

  GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES -- are participation certificates issued by the General Services Administration of the U.S. Government.

  MARITIME ADMINISTRATION BONDS -- are bonds issued and provided by the Department of Transportation of the U.S. Government.

  NEW COMMUNITIES DEBENTURES -- are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

  PUBLIC HOUSING NOTES AND BONDS -- are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

  SBA DEBENTURES -- are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

  SLMA DEBENTURES -- are debentures backed by the Student Loan Marketing Association.

  TITLE XI BONDS -- are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

  WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS -- are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:
--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:

      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.


  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:


- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                      MCF 02/97*

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."


  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice.



  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").



                                                                      MCF 02/97*

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

       [AIM LOGO APPEARS HERE]  THE AIM FAMILY OF FUNDS --Registered Trademark--

                   Investment Advisor
                   A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 1919
                   Houston, TX 77046-1173

                   Transfer Agent
                   A I M Fund Services, Inc.
                   P.O. Box 4739
                   Houston, Texas 77210-4739

                   Custodian
                   State Street Bank and Trust Company
                   225 Franklin Street
                   Boston, MA 02110

                   Principal Underwriter
                   A I M Distributors, Inc.
                   P.O. Box 4739
                   Houston, TX 77210-4739

                   Independent Accountants
                   KPMG Peat Marwick LLP
                   700 Louisiana
                   NationsBank Building
                   Houston, TX 77002

               For more complete information about any other Fund in The AIM Family of Funds -- Registered Trademark --, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION




                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND


              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)


                               11 Greenway Plaza
                                   Suite 1919
                           Houston, Texas  77046-1173
                                 (713) 626-1919



                           -------------------------





         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS,
                   AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
            A COPY OF WHICH MAY BE OBTAINED FROM AUTHORIZED DEALERS
                                 OR BY WRITING
      A I M DISTRIBUTORS, INC., P.O. BOX 4739, HOUSTON, TEXAS 77210-4739,
                          OR BY CALLING (800) 347-4246






                           -------------------------






          Statement of Additional Information Dated: February 24, 1997
              Relating to the Prospectus Dated: February 24, 1997

                               TABLE OF CONTENTS


                                                                                                                     PAGE
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

GENERAL INFORMATION ABOUT THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
         The Company and its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
         Total Return Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
         Yield Quotations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
         Historical Portfolio Results . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         General Brokerage Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         Section 28(e) Standards  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
         Brokerage Commissions Paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

HEDGING STRATEGIES AND OTHER INVESTMENT TECHNIQUES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
         Hedging Foreign Currency Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Writing Covered Call Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Writing Covered Put Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Purchasing Put Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Purchasing Call Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Combined Option Positions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Stock Index Options and Futures and Financial Futures  . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Restrictions on the Use of Futures Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Restrictions on OTC Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Asset Coverage for Futures and Options Positions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
         Risk Factors in Options, Futures, Forward and Currency Transactions  . . . . . . . . . . . . . . . . . . . .  13
         Repurchase Agreements and Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Short Sales  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Foreign Exchange Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Material Changes to Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Remuneration of Directors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         AIM Funds Retirement Plan for Eligible Directors/Trustees  . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Deferred Compensation Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Investment Advisory and Administrative Services Agreements . . . . . . . . . . . . . . . . . . . . . . . . .  26

THE DISTRIBUTION PLANS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28

THE DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32

HOW TO PURCHASE AND REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

NET ASSET VALUE DETERMINATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
         Reinvestment of Dividends and Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
         Tax Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35

MISCELLANEOUS INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  40
         Audit Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  40
         Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  40
         Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  40
         Shareholder Inquiries  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  40
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  41
         Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  42

APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  43

APPENDIX B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  45

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION


         AIM International Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information, which relates to the following portfolios of the Company: AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund (individually, a "Fund" and collectively, the "Funds"), is included in a Prospectus, dated February 24, 1997 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Prospectus before they invest in the Funds.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Company's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

         The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of four separate portfolios: AIM International Equity Fund (the "Equity Fund"), AIM Global Aggressive Growth Fund (the "Aggressive Growth Fund"), AIM Global Growth Fund (the "Growth Fund") and AIM Global Income Fund ( the "Income Fund"). Each portfolio of the Company offers both Class A and Class B shares. This Statement of Additional Information and the associated Prospectus relate solely to the Funds. Shares of the Equity Fund are offered through a separate prospectus and statement of additional information.

         As used in the Prospectus, the term "majority of the outstanding shares" of the Company, of a particular Fund or of a class of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, such Fund or such class present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company, such Fund or such class.

         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to such Fund and, upon liquidation of the Fund, to participate proportionately in the Fund's net assets remaining after satisfaction of the Fund's outstanding liabilities. Fractional shares have proportionately the same rights, including voting rights, as are provided for full shares.

                                  PERFORMANCE

         Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors and can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                      Financial World                    Nation's Business
         Barron's                             Forbes                             New York Times
         Best's Review                        Fortune                            Pension World
         Broker World                         Hartford Courant Inc.              Pensions & Investments
         Business Week                        Institutional Investor             Personal Investor
         Changing Times                       Insurance Forum                    Philadelphia Inquirer
         Christian Science Monitor            Insurance Week                     USA Today
         Consumer Reports                     Investor's Daily                   U.S. News & World Report
         Economist                            Journal of the American            Wall Street Journal
         FACS of the Week                      Society of CLU & ChFC             Washington Post
         Financial Planning                   Kiplinger Letter                   CNN
         Financial Product News               Money                              CNBC
         Financial Services Week              Mutual Fund Forecaster             PBS

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                         Stanger
         Donoghue's                                Weisenberger
         Mutual Fund Values (Morningstar)          Lipper Analytical Services

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in tables, graphs or similar illustrations. Total returns may be quoted with or without taking the Class A shares' 4.75% maximum sales charge, or the Class B shares' 5% maximum contingent deferred sales charge ("CDSC") into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS

       The standard formula for calculating yield for the Income Fund, as described in the Prospectus, is as follows:

                                                    6
                       YIELD = 2[((a-b)/(c x d) + 1)-1]


Where        a    =     dividends and interest earned during a stated 30-day period.  For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date.  Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
             b    =     expenses accrued during period (net of reimbursement).
             c    =     the average daily number of shares outstanding during the period.
             d    =     the maximum offering price per share on the last day of the period.


         The yields for the Class A and Class B shares of the Income Fund for the 30-day period ended October 31, 1996 were as follows:



                                   Class A  . . . . . . . . . . .  6.09%
                                   Class B  . . . . . . . . . . .  5.90%


HISTORICAL PORTFOLIO RESULTS

         The total returns for Class A shares of the Aggressive Growth Fund, Growth Fund and Income Fund for the year ended October 31, 1996 and the period September 15, 1994 (inception date) through October 31, 1996 (which include the maximum sales charge of 4.75% and reinvestment of all dividends and distributions) were as follows:


                                  Average Annual Total Return                      Cumulative Return
                                  ---------------------------                      -----------------

                                 Periods ended October 31, 1996               Periods ended October 31, 1996
                                 ------------------------------               --------------------------------
                                      One              Since                          One         Since
Class A Shares:                       Year           Inception                       Year       Inception
---------------                     --------         ---------                     --------     ---------
Aggressive Growth Fund               15.09%           21.24%                        15.09%         50.65%
Growth Fund                          11.69%           16.21%                        11.69%         37.66%
Income Fund                           4.99%           10.22%                         4.99%         23.00%




         The total returns for Class B shares of the Aggressive Growth Fund, Growth Fund and Income Fund for the year ended October 31, 1996 and the period September 15, 1994 (inception date) through October 31, 1996 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions) were as follows:

                                  Average Annual Total Return                      Cumulative Return
                                  ---------------------------                      -----------------

                                 Periods ended October 31, 1996               Periods ended October 31, 1996
                                 ------------------------------              --------------------------------
                                      One              Since                          One         Since
Class B Shares:                       Year           Inception                       Year       Inception
---------------                     --------         ---------                     --------     ---------
Aggressive Growth Fund               15.09%           22.26%                       15.09%          53.36%
Growth Fund                          11.60%           17.12%                       11.60%          39.95%
Income Fund                           4.66%           10.93%                        4.66%          24.72%



         During the one-year period ended October 31, 1996, a hypothetical $1,000 investment in the Class A shares of the Aggressive Growth Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,150.90, $1,116.90 and $1,049.90, respectively, assuming the maximum sales charge was paid and all distributions were reinvested. For the period September 15, 1994 (inception date) through October 31, 1996, a hypothetical $1,000 investment in the Class A shares of the Aggressive Growth Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,506.50, $1,376.60 and $1,230.00, respectively, assuming the maximum sales charge was paid and all distributions were reinvested.



         During the one-year period ended October 31, 1996, a hypothetical $1,000 investment in the Class B shares of the Aggressive Growth Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,150.90, $1,116.00 and $1,046.60, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period September 15, 1994 (inception date) through October 31, 1996, a hypothetical $1,000 investment in the Class B shares of the Aggressive Growth Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,533.60, $1,399.50 and $1,247.20, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.


         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services. Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as indices of stocks comparable to those in which the Funds invest, as well as the following:

                     Standard & Poor's 500 Stock Index                         Dow Jones Industrial Average
                     Consumer Price Index                                      Morgan Stanley Capital International Indices,
                     Bond Buyer Index                                           including:
                     NASDAQ                                                            EAFE Index
                     COFI                                                              Pacific Basin Index
                     First Boston High Yield Index                                     Pacific Ex Japan Index (a widely
                     The Financial Times - Actuaries World Indices (a                      recognized series of indices in
                              wide range of comprehensive measures of                      international market
                              stock price performance for the world's                      (performance)
                              major stock markets and regional areas)

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasuries
         30 year Treasuries
         90 Day Treasury Bills

         Advertising for the Income Fund may from time to time include discussions of general economic conditions and interest rates.

         From time to time, each Fund's advertising may include discussions of general domestic and international economic conditions and interest rates, and may make reference to international economic sources such as The Bundesbank (the German equivalent of the U.S. Federal Reserve Board). Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, each Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation. Also from time to time, sales literature and/or advertisements for the Funds may disclose (i) the largest holdings in the Funds' portfolios, (ii) certain selling group members and/or (iii) certain institutional shareholders.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of the Funds' investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions, and where applicable, for the negotiation of commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available.

         A portion of the securities in which the Funds invest are traded in over-the-counter ("OTC") markets, and in such transactions, a Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, generally without commissions as such, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates.

         Foreign equity securities may be held by certain Funds in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing underlying securities of foreign issuers, or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which
evidence a similar ownership arrangement.   Generally, ADRs, in registered
form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's attitude toward and interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.


         Subject to the overall objective of obtaining best net price and most favorable execution for the Funds, AIM may also consider sales of the Funds and of the other AIM Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund. In such cases, Fund trades may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements.


         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with such Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other AIM Funds. Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         Provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and rules and regulations thereunder have been construed to prohibit the Funds from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Funds have obtained an order of exemption from the SEC which permits a Fund to engage in certain transactions with such 5% holders, if a Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, transactions in such securities will be allocated among the Fund(s) and such accounts in a manner deemed equitable by AIM. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

SECTION 28(e) STANDARDS

         Under Section 28(e) of the Securities Exchange Act of 1934, AIM shall not be deemed to have acted unlawfully or to have breached its fiduciary duty solely because under certain circumstances it has caused an account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion," and that the services provided by a broker provide AIM with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's own research (and the research of sub-advisors to other clients of AIM), and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to United States and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, this research provides AIM with a diverse perspective on financial markets. Research services which are provided to AIM by brokers are available for the benefit of all accounts managed or advised by AIM or by sub-advisors to accounts managed or advised by AIM. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to AIM in advising clients other than the Funds. Similarly, any research services received by AIM through the placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Funds. AIM is of the opinion that this material is beneficial in supplementing AIM's research and analysis; and, therefore, it may benefit the Funds by improving the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services.

         Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds.

         With respect to the Income Fund, purchase and sales of portfolio securities are generally transacted with the issuer or a primary market maker for the securities on a net basis, without any brokerage commission being paid by the Fund for such purchases. Purchases from dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases and sales for the Aggressive Growth Fund and Growth Fund generally involve a broker, and consequently involve the payment of commissions.


         As of October 31, 1996, Aggressive Growth Fund had entered into repurchase agreements with Dresdner Securities, Inc. and Daiwa Securities America, Inc. having a market value of $54,000,000 and $631,659, respectively. As of October 31, 1996, Growth Fund held an amount of common stock issued by PaineWebber, Inc. and had entered into a repurchase agreement with Daiwa Securities America, Inc. having a market value of $105,750 and $6,000,000, respectively. As of October 31, 1996, Income Fund had entered into a repurchase agreement with Daiwa Securities, Inc. having a market value of $400,640. PaineWebber, Inc., Daiwa Securities America, Inc. and Dresdner Securities, Inc. are regular brokers of the Company, as defined in Rule 10b-1.


BROKERAGE COMMISSIONS PAID


         For the fiscal years ended October 31, 1996 and 1995 and the period September 15, 1994 (inception date) through October 31, 1994, Aggressive Growth Fund paid brokerage commissions of $5,169,447, $1,409,761 and $59,076, respectively. The increase in brokerage commissions from October 31, 1994 through October 31, 1996 was due to the increase in Aggressive Growth Fund's net assets during such period. For the fiscal year ended October 31, 1996, AIM allocated certain of Aggressive Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $56,670,088 and the related brokerage commissions were $90,264.



         For the fiscal years ended October 31, 1996 and 1995 and the period September 15, 1994 (inception date) through October 31, 1994, Growth Fund paid brokerage commissions of $826,284, $161,100 and $9,933, respectively. The increase in brokerage commissions from October 31, 1994 through October 31, 1996 was due to the increase in Growth Fund's net assets during such period. For the fiscal year ended October 31, 1996, AIM allocated certain of Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $13,226,137 and the related brokerage commissions were $14,715.



         For the fiscal years ended October 31, 1996 and 1995 and the period September 15, 1994 (inception date) through October 31, 1994, Income Fund paid brokerage commissions of $1,570, $6,939 and $0, respectively. For the fiscal year ended October 31, 1996, none of Income Fund's brokerage transactions were allocated to broker-dealers that provided AIM with certain research, statistical and other information.



               HEDGING STRATEGIES AND OTHER INVESTMENT TECHNIQUES

         The following discussion of certain investment strategies supplements the discussion set forth in the Prospectus under the heading "Hedging Strategies and Other Investment Techniques."

         Each Fund may seek to hedge its portfolio against movements in the equity markets, interest rates and exchange rates between currencies through the use of options, futures transactions, options on futures and foreign forward exchange transactions. Each Fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures, and related options on such futures. The Funds may also deal in certain forward contracts, including forward foreign exchange transactions, foreign currency options and futures, and related options on such futures. The Funds are authorized to enter into such options and futures transactions either on exchanges or in the OTC markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), AIM believes that, because the Funds will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Funds will not subject the Funds to the risks frequently associated with the speculative use of options and futures transactions. While the Funds' use of hedging strategies is intended to reduce the volatility of the respective net asset value of each Fund's shares, a Fund's net asset value will nevertheless fluctuate. There can be no assurance that the hedging transactions of any of the Funds will be effective.

HEDGING FOREIGN CURRENCY RISKS

         Generally, the foreign exchange transactions of a Fund will be conducted on a spot (cash) basis at the spot rate then prevailing for purchasing or selling currency in the foreign exchange market. However, the Funds have authority to deal in forward foreign exchange between currencies (including the U.S. dollar) as a hedge against possible variations in the foreign exchange rate between such currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. A Fund's dealings in forward foreign exchange may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

         The Funds may not position hedge with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in any such Fund's portfolio denominated or quoted in that particular foreign currency. The Funds will not attempt to hedge all of their respective portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by AIM. None of the Funds will enter into a position hedging commitment if, as a result thereof, (1) the Aggressive Growth Fund or the Growth Fund would have more than 10% of the value of their respective total assets committed to such contracts, or (2) the Income Fund would have more than 40% of the value of its total assets committed to such contracts. None of the Funds will enter into a forward contract with a term of more than one year.

         In addition to the forward exchange contracts, the Funds may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options as a short or long hedge against possible variations in foreign exchange rates. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

WRITING COVERED CALL OPTIONS

         Each Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, a Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

WRITING COVERED PUT OPTIONS

         Each Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

         When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         Each Fund may write put options as an alternative to purchasing actual securities. If security prices rise, a Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that a Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, a Fund would expect to suffer a loss. This loss should be less than the loss a Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

PURCHASING PUT OPTIONS

         Each Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by a Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. None of the Funds will purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of the Fund's total assets.

PURCHASING CALL OPTIONS

         Each Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Funds will purchase call options only in connection with "closing purchase transactions."

COMBINED OPTION POSITIONS

         Each Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, a Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contact. This technique, called a "straddle," enables a Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, a Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

STOCK INDEX OPTIONS AND FUTURES AND FINANCIAL FUTURES

         Each Fund is authorized to engage in transactions in stock index options and futures and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. A Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment, such as the AMEX Oil & Gas Index. The Funds' investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodities Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to a Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of "trade option" as set forth in CFTC Regulation 32.4, a Fund will not make such investments.

         Each Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with the debt securities in which it invests, if any. Transactions by a Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

         A Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. The Funds do not consider purchases of futures contracts to be a speculative practice under these circumstances. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions) a long futures position may be terminated without the corresponding purchase of securities.

         The Funds are also authorized to purchase and write call and put options on futures contracts and stock indices in connection with their hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which a Fund enters into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

         Each Fund is also authorized to engage in options and futures transactions on U.S. and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

         Each Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for U.S. dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the U.S. dollar will tend to be offset by an increase in the value of the put option.

         Certain differences exist between these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade or futures exchanges. The Funds will not speculate in foreign security or currency options, futures or related options. None of the Funds will hedge a currency substantially in excess of the market value of securities which any such Fund has committed or anticipates to purchase which are denominated in such currency, and in the case of securities which have been sold by such Fund but not yet delivered, the proceeds thereof in its denominated currency. None of the Funds will incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

RESTRICTIONS ON THE USE OF FUTURES TRANSACTIONS

         The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received.
Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

         Regulations of the CFTC applicable to the Funds require that all of the Funds' futures and options on futures transactions constitute bona fide hedging transactions and that the Funds not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of such Fund's total assets. However, if an option is "in-the-money" (the price of the option exceeds the strike price), the in-the-money portion may be excluded in computing the 5% limit.

RESTRICTIONS ON OTC OPTIONS

         The Funds will engage in transactions involving OTC options, including over-the-counter stock index options, over-the-counter foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Funds will acquire only those OTC options for which AIM believes a Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

         The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have each adopted an operating policy pursuant to which each Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of (i) the market value of OTC options currently outstanding which are held by a Fund,
(ii) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by such Fund, (iii) margin deposits on the Fund's existing OTC options on futures contracts, and (iv) the market value of all other assets of the Fund which are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of such Fund, taken at market value.

However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York, and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then such Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Funds and may be amended by the Board of Directors of the Company without approval of the Funds' respective shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         The Funds will not use leverage in their options and futures strategies. Such investments will be made for hedging purposes only. The Funds will hold securities or other options or futures positions whose values are expected to offset their obligations under the hedge strategies. None of the Funds will enter into an option or futures position that exposes a Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will segregate cash and high grade liquid debt securities with its custodian bank in the amount prescribed. The segregated securities will not be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

RISK FACTORS IN OPTIONS, FUTURES, FORWARD AND CURRENCY TRANSACTIONS

         The use of options and futures transactions to hedge a Fund's portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the option or future moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on AIM's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Funds may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Funds may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

         The Funds intend to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, AIM believes a Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

         The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. AIM does not believe that these trading and position limits will have any adverse impact on the portfolio strategies for hedging the Funds' portfolios.

         Because the Funds will engage in the options and futures transactions described above solely in connection with their hedging activities, AIM does not believe such options and futures transactions necessarily will have any significant effect on the portfolio turnover rate of any of the Funds.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements and reverse repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

         A reverse repurchase agreement involves the sale of securities held by a Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price, date, and interest payment. It is the current operating policy of the Aggressive Growth Fund and the Growth Fund to enter into reverse repurchase agreements (which are considered to be borrowings under the 1940
Act) only for temporary or emergency purposes and not as a means to increase income. The Income Fund may enter into such transactions as a means to enhance portfolio returns. The Funds will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the applicable Fund will segregate U.S. Treasury obligations having a value equal to the repurchase price under such reverse repurchase agreement. Any investment gains made by a Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Funds may make secured loans of portfolio securities amounting to not more than 33-1/3% of each Fund's respective total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the applicable Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have a right to call each of their respective loans and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Funds will not have the right to vote securities while they are being lent, but each Fund will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

SHORT SALES

         Each Fund may from time to time enter into short sales transactions.
A Fund will not make short sales of securities or maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of a Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its total assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its total assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN EXCHANGE TRANSACTIONS


         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Funds.
The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and the Funds may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Funds hold foreign currencies.

                            INVESTMENT RESTRICTIONS

MATERIAL CHANGES TO INVESTMENT RESTRICTIONS



         On December 11, 1996, the Board of Directors of the Company approved, subject to shareholder approval, a change to certain fundamental investment policies of the Funds. Shareholders of the Funds approved these changes at an annual meeting of shareholders on February 7, 1997 and they will become effective as of March 1, 1997.



         Reference is made to Investment Restrictions 9, 10 and 11 set forth below. The Board of Directors and shareholders approved a change to Investment Restrictions 9, 10 and 11. Effective as of March 1, 1997, Investment Restrictions 9, 10 and 11 will read in full as follows:



         9. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, taken at market value, more than 5% of a Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. This restriction does not apply to the Income Fund.



         10. Purchase a security if, as a result, with respect to 50% of the value of the Fund's total assets taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. This restriction applies only to the Income Fund.



         11. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by a Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.


         The following fundamental policies and investment restrictions have been adopted by the Funds and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

The Funds may not:

                1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

                2. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell stock index and currency options, stock index futures, interest rate futures, financial futures and currency futures contracts and related options on such futures.

                3. Purchase any security on margin, except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

                4. Make loans, although the Funds may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

                5. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

                6. Underwrite securities of other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

                7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

                8. Purchase the securities of any issuer if, as a result, more than 25% of the value of a Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will (unless and until SEC changes its position) apply to foreign government obligations unless the SEC permits their exclusion.


                9. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, taken at market value, more than 5% of a Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. This restriction does not apply to the Income Fund. See "Material Changes to Investment Restrictions" above.



                10. Purchase a security if, as a result, with respect to 50% of the value of the Fund's total assets taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. This restriction applies only to the Income Fund. See "Material Changes to Investment Restrictions" above.



                11. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by a Fund. See "Material Changes to Investment Restrictions" above.


       The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, the Funds will not:

                12. Invest in securities of an issuer (including predecessors and unconditional guarantors) which has a record of less than three years of continuous operations.

                13. Make investments for the purpose of exercising control or management.

                14. Lend portfolio securities in excess of 33-1/3% of total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."

                15. Invest in securities which are illiquid if more than 15% of a Fund's total assets, taken at market value, would be invested in such securities.

                16. Effect short sales of securities, except that a Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

       Percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total assets.

       Subject to investment restriction number 14 above, the Funds may from time to time lend securities from their respective portfolios to brokers, dealers and financial institutions such as banks and trust companies and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. Such cash will be invested in short-term securities, which will increase the current income of the applicable Fund. Such loans will not be for more than 30 days and will be terminable at any time. The Funds will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions. See the information under the caption "Hedging Strategies and Other Investment Techniques -- Lending Portfolio Securities" above.

       The Funds may each invest in warrants, valued at the lower of cost or market, to the extent that the value of such warrants, in the aggregate, does not exceed 5% of the value of a Fund's net assets. Included in that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on national exchanges.

       In order to permit the sale of the Funds' shares in certain states, the Funds may from time to time make commitments that are more restrictive than the restrictions described above. For example, as of the date of this Statement of Additional Information, the Funds have undertaken (1) not to invest more than 10% of their respective total assets in restricted securities (Arkansas), (2) to provide investors with written notification at least 30 days prior to any change in the investment objective of any Fund (Missouri), (3) not to invest in real estate limited partnerships (Texas), (4) not to purchase or retain securities of any issuer if the directors and officers of the Company and AIM who own more than 0.5% of the securities of such issuer together beneficially own more than 5% of the securities of such issuer (Ohio), (5) not to invest any assets of the Funds in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization, or acquisition (Ohio) and (6) not to engage in writing put and call options on securities unless the options are issued by the Options Clearing Corporation, and the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold shall not exceed 25% of the Funds' respective total net assets (California). Should a Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, the Fund will revoke the commitment by terminating sales of its shares in the states involved.

       Each Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of a Fund are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.

                                   MANAGEMENT
DIRECTORS AND OFFICERS


       The directors and officers of the Company and their principal occupations during the last five years are set forth below.




                                       POSITIONS HELD WITH
                                       -------------------
   NAME, ADDRESS AND AGE                   REGISTRANT         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
   ---------------------                   ----------         ----------------------------------------
  *Charles T. Bauer (77)                   Director And       Director, Chairman and Chief Executive
   11 Greenway Plaza, Suite 1919             Chairman         Officer, A I M Management Group Inc.;
   Houston, TX 77046                                          Chairman of the Board Of Directors,
                                                              A I M Advisors, Inc., A I M Capital
                                                              Management, Inc., A I M Distributors, Inc.,
                                                              A I M Fund Services, Inc., A I M Institutional
                                                              Fund Services, Inc. and Fund Management Company.


  Bruce L. Crockett (52)                     Director         Formerly, Director, President And Chief
  906 Frome Lane                                              Executive Officer, Comsat Corporation
  McLean, VA 22102                                            (Includes Comsat World Systems, Comsat Mobile
                                                              Communications, Comsat Video Enterprises,
                                                              Comsat RSI and Comsat International
                                                              Ventures).  Previously, President and Chief
                                                              Operating Officer, Comsat Corporation;
                                                              President, World Systems Division, Comsat
                                                              Corporation; and Chairman, Board of Governors
                                                              of Intelsat; (Each of the Comsat Companies
                                                              listed above is an International
                                                              Communication, Information and Entertainment-
                                                              Distribution Services Company).


  Owen Daly II (72)                          Director         Director, Cortland Trust Inc. (Investment
  Six Blythewood Road                                         Company). Formerly, Director, CF & I Steel
  Baltimore, MD  21210                                        Corp., Monumental Life Insurance Company and
                                                              Monumental General Insurance Company; and
                                                              Chairman of The Board of Equitable
                                                              Bancorporation.






----------------------------------


* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                       POSITIONS HELD WITH
                                       -------------------
    NAME, ADDRESS AND AGE                   REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
    ---------------------                   ----------        ----------------------------------------
  **Carl Frischling (60)                     Director         Partner, Kramer, Levin, Naftalis & Frankel
     919 Third Avenue                                         (Law Firm).  Formerly, Partner, Reid & Priest
     New York, NY  10022                                      (Law Firm); and, Prior Thereto, Partner,
                                                              Spengler Carlson Gubar Brodsky & Frischling
                                                              (Law Firm).


  *Robert H. Graham  (50)                  Director And       Director, President And Chief Operating
   11 Greenway Plaza, Suite 1919            President         Officer, A I M Management Group Inc.;
   Houston, TX 77046                                          Director and President, A I M Advisors, Inc.;
                                                              Director and Senior Vice President,
                                                              A I M Capital Management, Inc., A I M Distributors,
                                                              Inc., A I M Fund Services, Inc., A I M Institutional
                                                              Fund Services, Inc. and Fund Management Company.


  John F. Kroeger (72)                       Director         Director, Flag Investors International Fund,
  37 Pippins Way                                              Inc., Flag Investors Emerging Growth Fund,
  Morristown, NJ  07960                                       Inc., Flag Investors Telephone Income Fund,
                                                              Inc., Flag Investors Equity Partners  Fund,
                                                              Inc., Total Return U.S. Treasury Fund, Inc.,
                                                              Flag Investors Intermediate Term Income Fund,
                                                              Inc., Managed Municipal Fund, Inc., Flag
                                                              Investors Value Builder Fund, Inc., Flag
                                                              Investors Maryland Intermediate Tax-Free
                                                              Income Fund, Inc., Flag Investors Real Estate
                                                              Securities Fund, Inc., Alex. Brown Cash
                                                              Reserve Fund, Inc. and North American
                                                              Government Bond Fund, Inc. (Investment
                                                              Companies).  Formerly, Consultant, Wendell &
                                                              Stockel Associates, Inc. (Consulting Firm).

  Lewis F. Pennock  (54)                     Director         Attorney in private practice in Houston,
  6363 Woodway, Suite 825                                     Texas.
  Houston, TX  77057






----------------------------------


** A director who is an "interested person" of the Company as defined in the 1940 Act.



* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                       POSITIONS HELD WITH
                                       -------------------
  NAME, ADDRESS AND AGE                    REGISTRANT         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------                    ----------         ----------------------------------------
  Ian W. Robinson (73)                     Director           Formerly, Executive Vice President and Chief
  183 River Drive                                             Financial Officer, Bell Atlantic Management
  Tequesta, FL  33469                                         Services, Inc. (Provider of Centralized
                                                              Management Services to Telephone Companies);
                                                              Executive Vice President, Bell Atlantic
                                                              Corporation (parent of seven telephone
                                                              companies); and Vice President and Chief
                                                              Financial Officer, Bell Telephone Company of
                                                              Pennsylvania and Diamond State Telephone'
                                                              Company.


  Louis S. Sklar (57)                        Director         Executive Vice President, Development and
  Transco Tower, 50th Floor                                   Operations, Hines Interests Limited
  2800 Post Oak Blvd.                                         Partnership (Real Estate Development).
  HOUSTON, TX  77056


  ***John J. Arthur (52)                   Senior Vice        Senior Vice President and Treasurer,
     11 Greenway Plaza, Suite 1919        President and       A I M Advisors, Inc.; and Vice President and
     Houston, Tx 77046                      Treasurer         Treasurer, A I M Management Group Inc.,
                                                              A I M Capital Management, Inc.,
                                                              A I M Distributors, Inc., A I M Fund
                                                              Services, Inc., A I M Institutional Fund
                                                              Services, Inc. and Fund Management Company.

  Gary T. Crum  (49)                       Senior Vice        Director and President, A I M Capital
  11 Greenway Plaza, Suite 1919             President         Management, Inc.; Director and Senior Vice
  Houston, Tx 77046                                           President, A I M Management Group Inc.,
                                                              A I M Advisors, Inc.; and Director,
                                                              A I M Distributors, Inc.


  Scott G. Lucas (37)                      Senior Vice        Senior Vice President, A I M Capital
  11 Greenway Plaza, Suite 1919             President         Management, Inc.; and Vice President,
  Houston, Tx 77046                                           A I M Management Group Inc. and
                                                              A I M Advisors, Inc.






----------------------------------

***      Mr. Arthur and Ms. Relihan are married to each other.

                                       POSITIONS HELD WITH
                                       -------------------
      NAME, ADDRESS AND AGE                 REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
      ---------------------                 ----------        ----------------------------------------
 ***Carol F. Relihan  (42)                 Senior Vice        Senior Vice President, General Counsel and
    11 Greenway Plaza, Suite 1919         President And       Secretary, A I M Advisors, Inc.; Vice
    Houston, TX 77046                       Secretary         President, General Counsel and Secretary,
                                                              A I M Management Group Inc.; Vice President
                                                              and General Counsel, Fund Management Company;
                                                              and Vice President, A I M Capital Management,
                                                              Inc., A I M Distributors, Inc., A I M Fund
                                                              Services, Inc. and A I M Institutional Fund
                                                              Services, Inc.

  Dana R. Sutton  (38)                  Vice President And    Vice President and Fund Controller,
  11 Greenway Plaza, Suite 1919        Assistant Treasurer    A I M Advisors, Inc.; and Assistant Vice
  Houston, TX 77046                                           President and Assistant Treasurer, Fund
                                                              Management Company.


  Robert G. Alley  (48)                   Vice President      Senior Vice President, A I M Capital
  11 Greenway Plaza, Suite 1919                               Management, Inc.; and Vice President, A I M
  Houston, TX 77046                                           Advisors, Inc.  Formerly, Senior Fixed Income
                                                              Money Manager, Waddell and Reed, Inc.

  Melville B. Cox (53)                   Vice President       Vice President and Chief Compliance Officer,
  11 Greenway Plaza, Suite 1919                               A I M Advisors, Inc., A I M Capital
  Houston, TX 77046                                           Management, Inc., A I M Distributors, Inc.,
                                                              A I M Fund Services, Inc., A I M Institutional Fund
                                                              Services, Inc. and Fund Management Company.
                                                              Formerly, Vice President, Charles Schwab & Co., Inc.;
                                                              Assistant Secretary, Charles Schwab Family of
                                                              Funds and Schwab Investments; Chief
                                                              Compliance Officer, Charles Schwab Investment
                                                              Management, Inc.; and Vice President,
                                                              Integrated Resources Life Insurance Co. and
                                                              Capitol Life Insurance Co.


  Jonathan C. Schoolar (35)               Vice President      Director and Senior Vice President,
  11 Greenway Plaza, Suite 1919                               A I M Capital Management, Inc.; and Vice
  Houston, TX 77046                                           President, A I M Advisors, Inc.






----------------------------------


***     Mr. Arthur and Ms. Relihan are married to each other.

       The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

       The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

       The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

       The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

REMUNERATION OF DIRECTORS


    Each director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

       Set forth below is information regarding compensation paid or accrued for each director of the Company:




             DIRECTOR                  AGGREGATE              RETIREMENT                   TOTAL
             --------                 COMPENSATION              BENEFITS                COMPENSATION
                                     FROM COMPANY(1)            ACCRUED            FROM ALL AIM FUNDS(3)
                                     ------------              BY ALL AIM           ------------------
                                                                FUNDS(2)
                                                                -----

  Charles T. Bauer                $              0          $            0           $             0

  Bruce L. Crockett                          5,036                  38,621                    68,000

  Owen Daly II                               4,967                  82,607                    68,000(4)

  Carl Frischling                            5,002                  56,683                    68,000

  Robert H. Graham                               0                       0                         0

  John F. Kroeger                            4,825                  83,654                    66,000

  Lewis F. Pennock                           4,896                  33,702                    67,000

  Ian W. Robinson                            5,002                  64,973                    68,000

  Louis S. Sklar                             4,998                  47,593                    66,500


-----------------


(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 1996, including interest earned thereon, was $19,045



(2) During the fiscal year ended October 31, 1996, the total amount of expenses allocated to the Company in respect of such retirement benefits was $16,282. Data reflect compensation earned for the calendar year ended December 31, 1996.



(3) Each of Messrs. Bauer, Crockett, Daly, Frischling, Graham, Kroeger, Pennock, Robinson and Sklar serves as director or trustee of a total of 10 AIM Funds. Data reflect total compensation earned during the calendar year ended December 31, 1996.



(4) See also pages 25 and 26 regarding fees earned by Mr. Frischling's law firm.


AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES


       Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the

Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.


       Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 9,10, 19, 19, 15, 9 and 7 years, RESPECTIVELY.


                       ESTIMATED ANNUAL BENEFITS UPON
RETIREMENT



                   Number of Years                  Annual Compensation
                   of Service with                 Paid By All AIM Funds
                    the AIM Funds
                                          $60,000          $65,000          $70,000

                         10               $45,000          $48,750          $52,500

                          9               $40,500          $43,875          $47,250

                          8               $36,000          $39,000          $42,000

                          7               $31,500          $34,125          $36,750

                          6               $27,000          $29,250          $31,500

                          5               $22,500          $24,375          $26,250



DEFERRED COMPENSATION AGREEMENTS


       Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation. See "Summary - Material Events" in the Prospectus for information regarding AIM Management's proposed merger with a subsidiary of INVESCO plc.



       The Company paid the law firm of Kramer, Levin, Naftalis & Frankel , counsel to the Board of Directors, $4,726, $3,146 and $3,047 in legal fees for services provided to the Aggressive Growth Fund, Growth Fund and Income Fund, respectively, during the fiscal year ended October 31, 1996. Mr. Frischling, a Director of the Company, is a partner in such firm.


INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS


       AIM is a wholly-owned subsidiary of A I M Management Group Inc., a holding company that has been engaged in the financial services business since
1976.   See "Summary - Material Events" in the Prospectus for a description of the proposed merger of AIM Management with a subsidiary of INVESCO plc.



       AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.


       The Company, on behalf of the Funds, has entered into an Investment Advisory Agreement and an Administrative Services Agreement with AIM. See "Management" in the Prospectus.

       The Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to directors and shareholders meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Company on behalf of a Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to each Fund's shareholders; and all other charges and costs of a Fund's operations unless otherwise expressly provided.

       The Investment Advisory Agreement provides that if, for any fiscal year, the total of all ordinary business expenses of each Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation costs, exceed the applicable expense limitations imposed by state securities regulations in any state in which the Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fee otherwise payable to AIM during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse each Fund no later than the last day of the first month of the next succeeding fiscal year for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).

       The Investment Advisory Agreement for the Funds provides that such agreement will continue in effect until June 30, 1997, and from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on June 15, 1994. The agreement became effective as of July 1, 1994. The agreement provides that the Funds or AIM may terminate such agreement on sixty (60) days' written notice without penalty. The

Investment Advisory Agreement terminates automatically in the event of its assignment. Under the agreement, AIM is entitled to receive from each Fund a fee calculated at the annual rates of:

                                            AIM GLOBAL AGGRESSIVE GROWTH FUND

                Net Assets                                                        Annual Rate
                ----------                                                        -----------

                First $1 billion  . . . . . . . . . . . . . . . . . . . . . . .      0.90%
                Over $1 billion . . . . . . . . . . . . . . . . . . . . . . . .      0.85%


                                                  AIM GLOBAL GROWTH FUND

                Net Assets                                                        Annual Rate
                ----------                                                        -----------

                First $1 billion  . . . . . . . . . . . . . . . . . . . . . . .      0.85%
                Over $1 billion . . . . . . . . . . . . . . . . . . . . . . . .      0.80%


                                                  AIM GLOBAL INCOME FUND

                Net Assets                                                        Annual Rate
                ----------                                                        -----------

                First $1 billion  . . . . . . . . . . . . . . . . . . . . . . .      0.70%
                Over $1 billion . . . . . . . . . . . . . . . . . . . . . . . .      0.65%


         AIM may from time to time voluntarily waive or reduce its fees, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year. Fee waivers or reductions other than those contained in the Advisory Agreement, may be modified or terminated at any time and without notice to investors.


         For the fiscal years ended October 31, 1996 and 1995, and the period September 15, 1994 (inception date) through October 31, 1994 AIM received advisory fees from the Aggressive Growth Fund, Growth Fund and Income Fund as follows:



                                                                                 September 15, 1994
                                            1996                1995         through October 31, 1994
                                            ----                ----         ------------------------
         Aggressive Growth Fund         $  8,571,918        $ 1,106,108             $       -0-
         Growth Fund                    $  1,163,814        $   125,323             $       -0-
         Income Fund                    $   -0-             $   -0-                 $       -0-




         For the fiscal years ended October 31, 1996 and 1995, and the period September 15, 1994 (inception date) through October 31, 1994 AIM waived advisory fees for Aggressive Growth Fund, Growth Fund and Income Fund as follows:



                                                                                 September 15, 1994
                                        1996                1995             through October 31, 1994
                                        ----                ----             ------------------------
Aggressive Growth Fund              $   -0-            $    -0-                      $        13,551
Growth Fund                         $   -0-            $    19,558                   $        2,816
Income Fund                         $   182,596        $    55,087                   $        2,099

         The Administrative Services Agreement for the Funds provides that AIM may perform, or arrange for the performance of, certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Investment Advisory Agreement. For such services, AIM is entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Administrative Services Agreement provides that such agreement will continue in effect until June 30, 1996, and shall continue in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The Administrative Services Agreement was approved by the Company's Board of Directors (including the Non-Interested Directors) on June 15, 1994. The agreement became effective as of July 1, 1994.


         For the fiscal years ended October 31, 1996 and 1995, and the period September 15, 1994 (inception date) through October 31, 1994 AIM received reimbursement of administrative services costs from Aggressive Growth Fund, Growth Fund and Income Fund as follows:



                                                                               September 15, 1994
                                            1996                1995         through October 31, 1994
                                            ----                ----         ------------------------
         Aggressive Growth Fund         $    86,330         $   25,218              $     3,939
         Growth Fund                    $    78,151         $   21,984              $     2,686
         Income Fund                    $    74,433         $   29,858              $     2,508


         In addition, the Transfer Agency and Service Agreement for the Funds provides that A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Funds, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on November 1, 1994.


         For the years ended October 31, 1996 and 1995, AFS received transfer agency and shareholder services fees with respect to the Aggressive Growth Fund, Growth Fund and Income Fund as follows:



                                                        1996                   1995
                                                        ----                   ----

                 Aggressive Growth Fund            $  1,474,675              $258,683
                 Growth Fund                       $    216,804              $ 33,579
                 Income Fund                       $     40,282              $  9,321


         AIM reimbursed AFS pursuant to a services agreement which was terminated during the fourth quarter of 1994 for providing shareholder servicing for the Aggressive Growth Fund, Growth Fund and Income Fund for the period September 15, 1994 (inception date) through October 31, 1994 in the amounts of $1,439, $186 and $24, respectively.


                             THE DISTRIBUTION PLANS

         THE CLASS A PLAN. The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.50% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.

         THE CLASS B PLAN. The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a

Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.


         For the fiscal year ended October 31, 1996, the Funds paid the following amounts under the Class A Plan and the Class B Plan:



                                                                                           % of Class'
                                                                                          average daily
                                                                                            net assets
                                            Class A Plan           Class B Plan          Class A  Class B
                                            ------------           ------------          -------  -------
         Aggressive Growth Fund              $2,653,374              $4,217,606            0.50%    1.00%
         Growth Fund                            352,082                 663,802            0.50%    1.00%
         Income Fund                             78,792                 103,129            0.50%    1.00%



An estimate by category of actual fees paid by the Funds under the Class A Plan during the year ended October 31, 1996 follows:



                                                             Global
                                                          Aggressive          Global          GLOBAL
                                                              Growth          Growth           Income
                                                          ------------     ------------     ------------
CLASS A
    Advertising   . . . . . . . . . . . . . . .           $     73,660     $     13,817     $     4,712

    Printing and mailing prospectuses
    semi-annual reports and annual reports
    (other than to current shareholders)  . . .           $     10,949     $      1,974     $       943

    Seminars  . . . . . . . . . . . . . . . . .           $     25,880     $      4,935     $       943

    Compensation to Underwriters to partially
    offset other marketing expenses . . . . . .           $       -0-      $        -0-     $       -0-


    Compensation to Dealers including
    finder's fees   . . . . . . . . . . . . . .           $  2,542,885     $    331,356     $    72,194

    Compensation to Sales Personnel   . . . . .           $       -0-      $        -0-     $       -0-

    An estimate by category of actual fees paid by the Funds under the Class B Plan during the year ended October 31, 1996 as follows:




                                                             Global
                                                          Aggressive          Global          Global
                                                              Growth          Growth           Income
                                                          ------------     ------------     ------------
CLASS B
    Advertising   . . . . . . . . . . . . . . .           $    597,500     $     93,804     $    13,528

    Printing and mailing prospectuses
    semi-annual reports and annual reports
    (other than to current shareholders)  . . .           $     89,775     $     13,971     $     1,933

    Seminars  . . . . . . . . . . . . . . . . .           $    209,474     $     33,929     $     4,832

    Compensation to Underwriters to partially
    offset upfront dealer commissions and
    other marketing costs   . . . . . . . . . .           $  3,167,402     $    498,480     $    77,423

    Compensation to Dealers   . . . . . . . . .           $    153,455     $     23,618     $     5,413

    Compensation to Sales Personnel   . . . . .           $       -0-      $        -0-     $     -0-



         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and their respective shareholders.

         The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless terminated earlier in accordance with their terms, the Plans continue in effect until June 30, 1997 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         The Plans may be terminated by the vote of a majority of the Independent Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the

Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of each Fund's Class A shares as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR

         Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement with AIM Distributors relating to the Class A shares of the Funds was approved by the Board of Directors on September 10, 1994. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was also approved by the Board of Directors on September 10, 1994. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Funds and their Class B shareholders to pay Contingent Deferred Sales Charges.


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended October 31, 1996 and 1995 and for the period September 15, 1994 (inception date) through October 31, 1994:



                                                                                         Sept. 15, 1994 -
                                               1996                         1995        October 31, 1994
                                               ----                         ----        ----------------
                                  Sales         Amount           Sales     Amount        Sales      Amount
                                 Charges       Retained        Charges    Retained     Charges     Retained
                              ------------    ----------     -----------  --------     --------    --------
Aggressive Growth Fund          $17,453,757    $3,270,278    $4,770,524     $779,090     $436,203    $43,586
Growth Fund                       2,044,462       388,799       473,172       82,337       46,883      5,382
Income Fund                         325,210        57,096       156,910       27,115       13,085      2,102




         The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal years ended October 31, 1996 and 1995 and for the period September 15, 1994 (inception date) through October 31, 1994:



                                                                                Sept. 15, 1994 -
                                         1996                  1995            October 31, 1994
                                         ----                  ----            ----------------
Aggressive Growth Fund                $   84,130           $  68,427                  $   79
Growth Fund                               14,106              25,155                      80
Income Fund                                4,924               3,877                     -0-



                       HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of each Fund may be purchased appears in the Prospectus under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

         The sales charge normally deducted on purchases of Class A shares of each Fund is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Fund's Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interest that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Prospectus.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchange Privilege."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the heading "How to Redeem Shares." AIM intends to redeem all shares of Aggressive Growth Fund and Growth Fund in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund (Telephone: (800) 959-4246) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of a Fund next determined after the repurchase
order is received.   Such arrangement is subject to timely receipt by A I M
Fund Services, Inc. (a wholly-owned subsidiary of A I M Advisors, Inc.), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.



         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE ") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.



                         NET ASSET VALUE DETERMINATION


         In accordance with current SEC rules and regulations, the net asset value per share of a Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading of the NYSE will generally be used. Each Class' net asset value per share is determined by subtracting the Class' liabilities (e.g., the expenses) from the Class' assets, and dividing the result by the total number of Class shares outstanding. Determination of the Class' net asset value per share is made in accordance with generally accepted accounting principles.



         Equity securities listed or traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted sales price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates fair market value.


         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans -- Automatic Dividend Investment Plan." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

         Qualification as a Regulated Investment Company. As stated in the Funds' Prospectus, each Fund intends to qualify each year as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for tax treatment as a regulated investment company under the Code, each Fund is required, among other things, to derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"); and derive less than 30% of its gross income (exclusive of certain gains from designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) in each taxable year from the sale or other disposition of any of the following investments, if such investments are held for less than three months (the "Short-Short Gain Test"): (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities). Foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, not be qualifying income for purposes of the Income Requirement.

         At the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

         Fund Distributions. Under the Code, each Fund is exempt from U.S. federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and its net exempt-interest income for the year. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

         Each Fund also intends to distribute to shareholders substantially all of the excess of its net long-term capital gain over net short-term capital loss as a capital gain dividend. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares.

         Treasury regulations permit a regulated investment company in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of their ordinary taxable income for the calendar year plus 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


         For purposes of the excise tax, a regulated investment company shall
(1) offset a net ordinary loss (but not below the net capital gain) for any calendar year in determining its capital gain net income for the one-year period ending on October 31 of such calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, to include such gains and losses in determining ordinary taxable income for the succeeding calendar year). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.


         Investment in Foreign Financial Instruments. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

         Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

         Generally, the hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle and conversion transaction rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Requirements relating to each Fund's tax status as a regulated investment company, including (in particular) the Short-Short Gain Test, may limit the extent to which a Fund will be able to engage in transactions in options and futures contracts.

         PFIC Investments. Each Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock.
The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         Each Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under one such election, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by the Fund. The Funds' intentions to qualify annually as regulated investment companies may limit their elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         Redemption or Exchange of Shares. Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         If a shareholder exercises the exchange privilege within 90 days of acquiring Class A shares, then the loss such shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent the sales charge paid upon the purchase of Class A shares reduces any charge such shareholder would have owed upon purchase of the new Class A shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new Class A shares. In addition, any loss recognized on a sale or exchange will be disallowed to the extent that disposed Class A shares or Class B shares are replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

         Foreign Income Taxes. Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

         Backup Withholding. Under certain provisions of the Code, the Funds may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Company or who, to the Company's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

         Foreign Shareholders. Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income taxes paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

         A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

         Notwithstanding the foregoing, if distributions by the Funds are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.
An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Funds.


         Miscellaneous Considerations; Effect of Future Legislation. The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 12, 1997. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules affecting investments in the Funds.

                           MISCELLANEOUS INFORMATION

AUDIT REPORTS


         The Board of Directors will issue to shareholders at least semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP, 700 Louisiana, NationsBank Building, Houston, Texas 77002, currently serves as the auditors of each Fund.


LEGAL MATTERS

         Legal matters for the Company are passed upon by Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Under its contract with the Company relating to each Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by each Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by each Fund, and performs certain other ministerial duties. A I M Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of A I M Advisors, Inc., P.O. Box 4739, Houston, Texas 77210-4739, is a transfer and dividend disbursing agent for the Class A and Class B shares of each of the Funds. Each Fund pays the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.


         Texas Commerce Bank National Association, 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.


SHAREHOLDER INQUIRIES

         The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

PRINCIPAL HOLDERS OF SECURITIES


         To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of each of the Company's portfolios as of February 3, 1997, and the amount of outstanding shares held by such holders are set forth below:



                                                                                                     Percent
                                              Name and Address                                       Owned of
Fund                                          of Record Owner                                     Record Only*
----                                          ---------------                                     -----------
AIM International Equity Fund -               Merrill Lynch, Pierce,                                29.23%**
     Class A shares                           Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL  32246

     Class B shares                           Merrill Lynch, Pierce,                                36.55%**
                                              Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL  32246

AIM Global Aggressive Growth Fund -           Merrill Lynch, Pierce,                                17.80%
     Class A shares                           Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246

    AIM Global Growth Fund -                  Merrill, Lynch, Pierce,                               14.19%
     Class A shares                           Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246

     Class B shares                           Merrill, Lynch, Pierce,                               24.95%
                                              Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246






__________________________________

* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                                                                   Percent
                                              Name and Address                                    Owned of
Fund                                          of Record Owner                                   Record Only*
----                                          ---------------                                   -----------
AIM Global Income Fund -                      Merrill, Lynch, Pierce,                              12.23%
     Class B shares                           Fenner & Smith
                                              FBO The Sole Benefit of Customers
                                              Fund Administration
                                              4800 Deer Lake Dr. East, 3rd Floor
                                              Jacksonville, FL 32246




         As of February 3, 1997, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of the Fund and the other portfolios of the Company.



OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the portfolios of the Company have filed with the SEC under the 1933 Act and the 1940 Act, and reference is hereby made to the Registration Statement for further information with respect to each portfolio of the Company and the securities offered hereby. The Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.





__________________________________

* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                                      APPENDIX A

--------------------------------------------------------------------------------

                    DESCRIPTION OF MONEY MARKET OBLIGATIONS

         The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1.       GOVERNMENT OBLIGATIONS.

         U.S. GOVERNMENT DIRECT OBLIGATIONS --Bills, notes, and bonds issued by the U.S. Treasury.

         U.S. GOVERNMENT AGENCIES SECURITIES --Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U. S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U. S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

         FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2.       BANK INSTRUMENTS.

         BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

         TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

         YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3.       COMMERCIAL INSTRUMENTS.

         COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

         VARIABLE RATE MASTER DEMAND NOTES -- Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with the issuers. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice.

4. REPURCHASE AGREEMENTS -- A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

                                                                      APPENDIX B

--------------------------------------------------------------------------------

                     DESCRIPTION OF CORPORATE BOND RATINGS

         Investment grade debt securities are those rating categories indicated by an asterisk ( * ).

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS ARE AS FOLLOWS:

                                      *Aaa

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      *Aa

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                       *A

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                      *Baa

         Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

         Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A groups when assigning ratings to industrial development bonds and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


STANDARD AND POOR'S RATINGS SERVICES CLASSIFICATIONS ARE AS FOLLOWS:


                                      *AAA

         Debt rated 'AAA' has the highest rating assigned by Standard & Poor's ("S&P"). Capacity to pay interest and repay principal is extremely strong.

                                      *AA

         Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

                                       *A

         Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                                      *BBB

         Debt rated 'BBB' regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.


                               BB, B, CCC, CC, C

         Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       BB


         Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

                                       B

         Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                                      CCC

         Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

                                       CC

         The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

                                       C

         The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                                       C1

         The rating 'C1' is reserved for income bonds on which no interest is being paid.

                                       D

         Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                             PLUS (+) OR MINUS (-)

         The rating from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

DUFF & PHELPS FIXED-INCOME RATINGS ARE AS FOLLOWS:

                                      *AAA

         Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                *AA+, AA and AA-

         High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                 *A+, A and A-

         Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                              *BBB+, BBB and BBB-

         Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                BB+, BB and BB-

         Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                  B+, B and B-

         Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                      CCC

         Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

                                       DD

         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       DP

         Preferred stock with dividend arrearages.

FITCH INVESTORS SERVICE, INC.'S BOND RATINGS ARE AS FOLLOWS:

                                      *AAA

         Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      *AA

         Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

                                       *A

         Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                      *BBB

         Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

         Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                       B

         Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
                                      CCC

         Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

         Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                       C
         Bonds are in imminent default in payment of interest or principal.

                                 DDD, DD, and D

         Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

                               PLUS (+) MINUS (-)

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA', 'DDD', 'DD', or 'D' categories.

                              FINANCIAL STATEMENTS





                                       FS

                      INDEPENDENT AUDITORS' REPORT

                      The Board of Directors and Shareholders of
                      AIM International Funds, Inc.:

                      We have audited the accompanying statement of assets and liabilities of the AIM Global Aggressive Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the two-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                        We conducted our audits in accordance with generally
                      accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                        In our opinion, the financial statements and financial
                      highlights referred to above present fairly, in all material respects, the financial position of AIM Global Aggressive Growth Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and the financial highlights for the two-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                            /s/ KPMG PEAT MARWICK LLP
                                                KPMG Peat Marwick LLP

                      Houston, Texas
                      December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                                      MARKET
                                      SHARES           VALUE
DOMESTIC COMMON STOCKS-38.11%

ADVERTISING/BROADCASTING-0.80%

Clear Channel Communications,
  Inc.(a)                                62,300   $     4,547,900
-----------------------------------------------------------------
Heftel Broadcasting Corp.(a)            100,000         3,625,000
-----------------------------------------------------------------
Jacor Communications, Inc.(a)           100,000         2,800,000
-----------------------------------------------------------------
Paxson Communications Corp.(a)           70,000           621,250
-----------------------------------------------------------------
SFX Broadcasting, Inc.-Class A(a)        50,000         2,150,000
-----------------------------------------------------------------
                                                       13,744,150
-----------------------------------------------------------------

AEROSPACE/DEFENSE-0.17%

BE Aerospace, Inc.(a)                   137,500         2,990,625
-----------------------------------------------------------------

AIRLINES-0.06%

Reno Air, Inc.(a)                       150,000         1,050,000
-----------------------------------------------------------------

AUTOMOBILE/TRUCKS PARTS &
  TIRES-0.04%

Borg-Warner Automotive, Inc.              8,000           307,000
-----------------------------------------------------------------
Mark IV Industries, Inc.                 15,750           340,594
-----------------------------------------------------------------
                                                          647,594
-----------------------------------------------------------------

BANKING-0.51%

Bank of Boston Corp.                     45,000         2,880,000
-----------------------------------------------------------------
Cole Taylor Financial Group, Inc.       100,000         3,006,250
-----------------------------------------------------------------
Washington Mutual, Inc.                  70,800         2,991,300
-----------------------------------------------------------------
                                                        8,877,550
-----------------------------------------------------------------

BIOTECHNOLOGY-0.11%

Guidant Corp.                            40,900         1,886,512
-----------------------------------------------------------------

BUSINESS SERVICES-1.34%

APAC Teleservices, Inc.(a)               40,000         1,845,000
-----------------------------------------------------------------
Cambridge Technology Partners,
  Inc.(a)                               100,200         3,306,600
-----------------------------------------------------------------
Career Horizons, Inc.(a)                 80,300         3,262,188
-----------------------------------------------------------------
Claremont Technology Group,
  Inc.(a)                                50,700         1,546,350
-----------------------------------------------------------------
CUC International Inc.(a)                56,550         1,385,475
-----------------------------------------------------------------
Data Processing Resources Corp.(a)       13,500           271,688
-----------------------------------------------------------------
Equifax, Inc.                             5,200           154,700
-----------------------------------------------------------------
IntelliQuest Information Group,
  Inc.(a)                                70,000         1,540,000
-----------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(a)                  100,810         1,927,991
-----------------------------------------------------------------
RemedyTemp, Inc.-Class A(a)              38,000           760,000
-----------------------------------------------------------------
Robert Half International, Inc.(a)       65,000         2,608,125
-----------------------------------------------------------------
Romac International, Inc.(a)             50,000         1,437,500
-----------------------------------------------------------------
Sterling Healthcare Group(a)             12,100           213,263
-----------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                               32,300           791,350
-----------------------------------------------------------------
Vincam Group, Inc. (The)(a)              49,500         1,571,625
-----------------------------------------------------------------
Whittman-Hart, Inc.(a)                   10,800           513,000
-----------------------------------------------------------------
                                                       23,134,855
-----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.31%

Airgas, Inc.(a)                         150,000         3,393,750
-----------------------------------------------------------------
IMC Global, Inc.                         50,000         1,875,000
-----------------------------------------------------------------
                                                        5,268,750
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
COMPUTER MINI/PCS-0.65%

Dell Computer Corp.(a)                   50,000   $     4,068,750
-----------------------------------------------------------------
Rational Software Corp.(a)               50,000         1,918,750
-----------------------------------------------------------------
Sun Microsystems, Inc.(a)                86,100         5,252,100
-----------------------------------------------------------------
                                                       11,239,600
-----------------------------------------------------------------

COMPUTER NETWORKING-1.34%

ACT Networks, Inc.(a)                    83,400         2,856,450
-----------------------------------------------------------------
Ascend Communications, Inc.(a)           68,200         4,458,575
-----------------------------------------------------------------
Auspex Systems, Inc.(a)                  71,700           734,925
-----------------------------------------------------------------
Cascade Communications Corp.(a)          53,100         3,856,388
-----------------------------------------------------------------
Cisco Systems, Inc.(a)                   33,600         2,079,000
-----------------------------------------------------------------
Digital Systems International,
  Inc.(a)                                14,500           197,563
-----------------------------------------------------------------
FORE Systems, Inc.(a)                    66,600         2,647,350
-----------------------------------------------------------------
Sync Research, Inc.(a)                   40,900           541,925
-----------------------------------------------------------------
3Com Corp.(a)                            64,900         4,388,863
-----------------------------------------------------------------
Xircom, Inc.(a)                          69,100         1,399,275
-----------------------------------------------------------------
                                                       23,160,314
-----------------------------------------------------------------

COMPUTER PERIPHERALS-0.32%

American Power Conversion Corp.(a)       84,500         1,806,188
-----------------------------------------------------------------
U.S. Robotics Corp.(a)                   58,100         3,653,038
-----------------------------------------------------------------
                                                        5,459,226
-----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-6.31%

Affiliated Computer Services,
  Inc.(a)                                64,200         3,531,000
-----------------------------------------------------------------
Amisys Managed Care Systems(a)           64,800           988,200
-----------------------------------------------------------------
ANSYS, Inc.(a)                          105,300         1,289,925
-----------------------------------------------------------------
Applied Microsystems Corp.(a)            60,000           652,500
-----------------------------------------------------------------
Applix, Inc.(a)                          74,500         1,806,625
-----------------------------------------------------------------
Bell & Howell Co.(a)                     68,800         1,840,400
-----------------------------------------------------------------
BISYS Group, Inc. (The)(a)               81,900         3,050,775
-----------------------------------------------------------------
Cellular Technical Services Co.(a)      180,000         2,902,500
-----------------------------------------------------------------
Citrix Systems, Inc.(a)                  50,000         2,762,500
-----------------------------------------------------------------
Clarify, Inc.(a)                          5,300           255,725
-----------------------------------------------------------------
Computer Associates International,
  Inc.                                   45,375         2,682,796
-----------------------------------------------------------------
Computer Data Systems, Inc.               4,100           110,700
-----------------------------------------------------------------
Computer Task Group, Inc.                53,700         2,027,175
-----------------------------------------------------------------
CSG Systems International, Inc.(a)       85,000         1,423,750
-----------------------------------------------------------------
Dendrite International, Inc.(a)          79,600         2,119,350
-----------------------------------------------------------------
Documentum, Inc.(a)                      40,000         1,490,000
-----------------------------------------------------------------
DST Systems, Inc.(a)                     34,200         1,051,650
-----------------------------------------------------------------
Electronic Arts, Inc.(a)                 77,200         2,895,000
-----------------------------------------------------------------
Engineering Animation, Inc.(a)          126,800         3,106,600
-----------------------------------------------------------------
Forte Software, Inc.(a)                  32,000         1,208,000
-----------------------------------------------------------------
GT Interactive Software Corp.(a)         60,900         1,164,712
-----------------------------------------------------------------
HBO & Co.(a)                             36,500         2,194,562
-----------------------------------------------------------------
HPR, Inc.(a)                            150,000         2,100,000
-----------------------------------------------------------------
Indus Group, Inc.(a)                     37,500           759,375
-----------------------------------------------------------------
Integrated Systems, Inc.(a)              69,900         1,887,300
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
COMPUTER SOFTWARE/SERVICES-
  (CONTINUED)

Intuit, Inc.(a)                          20,000   $       540,000
-----------------------------------------------------------------
JDA Software Group, Inc.(a)              50,000         1,718,750
-----------------------------------------------------------------
McAfee Associates, Inc.(a)              118,125         5,374,687
-----------------------------------------------------------------
Mechanical Dynamics, Inc.(a)             70,000         1,006,250
-----------------------------------------------------------------
Medic Computer Systems, Inc.(a)          62,000         1,751,500
-----------------------------------------------------------------
Microsoft Corp.(a)                       21,200         2,909,700
-----------------------------------------------------------------
National Data Corp.                      75,000         3,084,375
-----------------------------------------------------------------
Network General Corp.(a)                 75,800         1,828,675
-----------------------------------------------------------------
OpenVision Technologies, Inc.(a)        200,000         2,150,000
-----------------------------------------------------------------
Oracle Systems Corp.(a)                  53,200         2,251,025
-----------------------------------------------------------------
Parametric Technology Co.(a)             30,200         1,476,025
-----------------------------------------------------------------
Physician Computer Network,
  Inc.(a)                               170,500         1,523,843
-----------------------------------------------------------------
Pure Atria Corp.(a)                     130,800         3,564,300
-----------------------------------------------------------------
Renaissance Solutions, Inc.(a)           65,000         2,616,250
-----------------------------------------------------------------
S3 Inc.(a)                              200,000         3,775,000
-----------------------------------------------------------------
Scopus Technology, Inc.(a)               18,800           723,800
-----------------------------------------------------------------
Segue Software, Inc.(a)                  50,000           668,750
-----------------------------------------------------------------
Sterling Commerce, Inc.(a)               69,200         1,946,250
-----------------------------------------------------------------
Structural Dynamics Research
  Corp.(a)                               60,000         1,065,000
-----------------------------------------------------------------
Sungard Data Systems Inc.(a)             40,100         1,714,275
-----------------------------------------------------------------
Sykes Enterprises, Inc.(a)               10,200           474,300
-----------------------------------------------------------------
Synopsys, Inc.(a)                        46,300         2,083,500
-----------------------------------------------------------------
Systemsoft Corp.(a)                      75,000         2,118,750
-----------------------------------------------------------------
Transition Systems, Inc.(a)              14,700           139,650
-----------------------------------------------------------------
Vanstar Corp.(a)                         95,000         2,256,250
-----------------------------------------------------------------
Veritas Software Corp.(a)                75,000         3,787,500
-----------------------------------------------------------------
Viasoft, Inc.(a)                         75,000         3,693,750
-----------------------------------------------------------------
Visio Corp.(a)                           53,000         2,444,625
-----------------------------------------------------------------
Wind River Systems(a)                    76,500         3,251,250
-----------------------------------------------------------------
Xylan Corp.(a)                           43,700         1,748,000
-----------------------------------------------------------------
                                                      108,987,150
-----------------------------------------------------------------

CONSUMER NON-DURABLES-0.24%

Central Garden and Pet Co.(a)            75,000         1,771,875
-----------------------------------------------------------------
Herbalife International, Inc.            38,000           755,250
-----------------------------------------------------------------
USA Detergents, Inc.(a)                  50,000         1,650,000
-----------------------------------------------------------------
                                                        4,177,125
-----------------------------------------------------------------

COSMETICS & TOILETRIES-0.62%

Helen Of Troy Ltd.(a)                   170,800         3,117,100
-----------------------------------------------------------------
Nature's Sunshine Products, Inc.        150,000         3,318,750
-----------------------------------------------------------------
NBTY, Inc.(a)                           275,000         4,296,875
-----------------------------------------------------------------
                                                       10,732,725
-----------------------------------------------------------------

ELECTRONIC COMPONENTS/
  MISCELLANEOUS-0.49%

Berg Electronics Corp.(a)                76,400         2,158,300
-----------------------------------------------------------------
BMC Industries, Inc.                    110,000         3,258,750
-----------------------------------------------------------------
Checkpoint Systems, Inc.(a)              50,000         1,118,750
-----------------------------------------------------------------
Harman International Industries,
  Inc.                                    1,785            91,704
-----------------------------------------------------------------
Sawtek Inc.(a)                           20,500           620,125
-----------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)       20,000           605,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
ELECTRONIC COMPONENTS/
  MISCELLANEOUS-(CONTINUED)

ThermoQuest Corp.(a)                     45,000   $       590,625
-----------------------------------------------------------------
                                                        8,443,254
-----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.10%

Imperial Credit Industries,
  Inc.(a)                               100,000         1,812,500
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-1.32%

AmeriCredit Corp.(a)                     50,000           950,000
-----------------------------------------------------------------
Amresco, Inc.(a)                         70,000         1,478,750
-----------------------------------------------------------------
Cityscape Financial Corp.(a)             18,400           473,800
-----------------------------------------------------------------
CMAC Investment Corp.                    12,200           843,325
-----------------------------------------------------------------
Concord EFS, Inc.(a)                     92,737         2,689,373
-----------------------------------------------------------------
Credit Acceptance Corp.(a)               77,400         2,089,800
-----------------------------------------------------------------
Green Tree Financial Corp.               38,500         1,525,563
-----------------------------------------------------------------
Money Store, Inc. (The)                  69,275         1,783,831
-----------------------------------------------------------------
Olympic Financial Ltd.(a)               143,500         2,278,063
-----------------------------------------------------------------
PMT Services, Inc.(a)                   100,000         2,000,000
-----------------------------------------------------------------
RAC Financial Group, Inc.(a)             34,000         2,040,000
-----------------------------------------------------------------
Student Loan Marketing Association       25,000         2,068,750
-----------------------------------------------------------------
SunAmerica, Inc.                         70,000         2,625,000
-----------------------------------------------------------------
                                                       22,846,255
-----------------------------------------------------------------

FOOD/PROCESSING-0.20%

Richfood Holdings, Inc.                 146,200         3,527,075
-----------------------------------------------------------------

FUNERAL SERVICES-0.14%

Equity Corp. International(a)           105,000         2,415,000
-----------------------------------------------------------------

FURNITURE-0.18%

Ethan Allen Interiors, Inc.              86,000         3,074,500
-----------------------------------------------------------------

GAMING-0.34%

GTECH Holdings Corp.(a)                  47,600         1,404,200
-----------------------------------------------------------------
Primadonna Resorts, Inc.(a)             150,000         2,418,750
-----------------------------------------------------------------
Trump Hotels & Casino Resorts,
  Inc.(a)                               132,800         2,108,200
-----------------------------------------------------------------
                                                        5,931,150
-----------------------------------------------------------------

HOMEBUILDING-0.24%

American Homestar Corp.(a)               50,000         1,062,500
-----------------------------------------------------------------
Southern Energy Homes, Inc.(a)          202,500         3,012,188
-----------------------------------------------------------------
                                                        4,074,688
-----------------------------------------------------------------

HOTELS/MOTELS-0.16%

Prime Hospitality Corp.(a)               30,000           457,500
-----------------------------------------------------------------
Suburban Lodges Of America,
  Inc.(a)                                20,000           417,500
-----------------------------------------------------------------
Sun International Hotels Ltd.(a)         33,100         1,563,975
-----------------------------------------------------------------
Wyndham Hotel Corp.(a)                   16,700           317,300
-----------------------------------------------------------------
                                                        2,756,275
-----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.35%

Compdent Corp.(a)                        60,000         2,062,500
-----------------------------------------------------------------
CRA Managed Care, Inc.(a)                30,300         1,537,725
-----------------------------------------------------------------
First Commonwealth, Inc.(a)              45,000           945,000
-----------------------------------------------------------------
United Companies Financial Corp.         50,000         1,493,750
-----------------------------------------------------------------
                                                        6,038,975
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
INSURANCE (MULTI-LINE
  PROPERTY)-0.27%

CapMAC Holdings, Inc.                    70,000   $     2,336,250
-----------------------------------------------------------------
HCC Insurance Holdings, Inc.             77,250         1,969,875
-----------------------------------------------------------------
Vesta Insurance Group, Inc.              12,000           307,500
-----------------------------------------------------------------
                                                        4,613,625
-----------------------------------------------------------------

LEISURE & RECREATION-0.83%

Callaway Golf Co.                        60,000         1,837,500
-----------------------------------------------------------------
Cannondale Corp.(a)                     100,000         1,925,000
-----------------------------------------------------------------
Lewis Galoob Toys, Inc.(a)               50,000         1,343,750
-----------------------------------------------------------------
Harley-Davidson, Inc.                    34,100         1,538,763
-----------------------------------------------------------------
Imax Corp.(a)                            75,000         2,700,000
-----------------------------------------------------------------
West Marine, Inc.(a)                     70,600         2,488,650
-----------------------------------------------------------------
WMS Industries, Inc.(a)                 100,000         2,450,000
-----------------------------------------------------------------
                                                       14,283,663
-----------------------------------------------------------------

MACHINE TOOLS-0.14%

Precision Castparts Corp.                50,000         2,337,500
-----------------------------------------------------------------

MEDICAL (DRUGS)-0.83%

Arbor Drugs, Inc.                       110,900         2,509,113
-----------------------------------------------------------------
Cardinal Health, Inc.                    45,000         3,532,500
-----------------------------------------------------------------
Curative Technologies, Inc.(a)           75,000         1,706,250
-----------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)            50,000         1,725,000
-----------------------------------------------------------------
Express Scripts, Inc.-Class A(a)         40,000         1,165,000
-----------------------------------------------------------------
Medicis Pharmaceutical Corp.(a)          75,000         3,768,750
-----------------------------------------------------------------
                                                       14,406,613
-----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-3.03%

ABR Information Services, Inc.(a)        35,000         2,423,750
-----------------------------------------------------------------
American HomePatient, Inc.(a)           100,000         2,375,000
-----------------------------------------------------------------
American Medical Response, Inc.(a)       22,100           663,000
-----------------------------------------------------------------
Apria Healthcare Group, Inc.(a)          78,019         1,492,113
-----------------------------------------------------------------
Arbor Health Care Co.(a)                 60,100         1,314,688
-----------------------------------------------------------------
ClinTrials Research Inc.(a)              35,900         1,332,788
-----------------------------------------------------------------
EmCare Holdings Inc.(a)                  61,500         1,537,500
-----------------------------------------------------------------
Enterprise Systems, Inc.(a)              50,000           806,250
-----------------------------------------------------------------
Envoy Corp.(a)                           50,000         1,837,500
-----------------------------------------------------------------
FPA Medical Management, Inc.(a)         100,000         1,862,500
-----------------------------------------------------------------
Genesis Health Ventures, Inc.(a)         50,900         1,164,337
-----------------------------------------------------------------
Health Care and Retirement
  Corp.(a)                              115,000         2,831,875
-----------------------------------------------------------------
HEALTHSOUTH Corp.(a)                     69,000         2,587,500
-----------------------------------------------------------------
Hologic, Inc.(a)                         50,000         1,137,500
-----------------------------------------------------------------
MedPartners, Inc.(a)                     38,500           813,312
-----------------------------------------------------------------
Multicare Co., Inc.(a)                   34,350           618,300
-----------------------------------------------------------------
Myriad Genetics, Inc.(a)                 15,000           371,250
-----------------------------------------------------------------
NCS HealthCare, Inc.-Class A(a)          60,000         1,822,500
-----------------------------------------------------------------
OccuSystems, Inc.(a)                     45,000         1,231,875
-----------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                               123,000         1,768,125
-----------------------------------------------------------------
Oxford Health Plans, Inc.(a)             20,000           910,000
-----------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)         15,200           598,500
-----------------------------------------------------------------
PhyCor, Inc.(a)                          49,950         1,548,450
-----------------------------------------------------------------
Physicians Resource Group, Inc.(a)       75,000         2,025,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
MEDICAL (PATIENT SERVICES)-(CONTINUED)

Renal Care Group, Inc.(a)                90,400   $     3,344,800
-----------------------------------------------------------------
Renal Treatment Centers, Inc.(a)         50,000         1,337,500
-----------------------------------------------------------------
Rotech Medical Corp.(a)                  77,200         1,235,200
-----------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)         63,200         1,453,600
-----------------------------------------------------------------
Tenet Healthcare Corp.(a)                80,000         1,670,000
-----------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)       37,600         1,466,400
-----------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                        89,800         2,245,000
-----------------------------------------------------------------
UroCor, Inc.(a)                          57,200           672,100
-----------------------------------------------------------------
Vencor, Inc.(a)                          95,100         2,817,338
-----------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                                50,000           918,750
-----------------------------------------------------------------
                                                       52,234,301
-----------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS-1.81%

Advanced Technology Laboratories,
  Inc.(a)                                25,000           762,500
-----------------------------------------------------------------
Capstone Pharmacy Services,
  Inc.(a)                               150,000         1,753,125
-----------------------------------------------------------------
Cardiovascular Dynamics, Inc.(a)         80,000         1,040,000
-----------------------------------------------------------------
Dentsply International, Inc.             37,400         1,575,475
-----------------------------------------------------------------
Gulf South Medical Supply, Inc.(a)      100,300         2,206,600
-----------------------------------------------------------------
IDEXX Laboratories, Inc.(a)              29,300         1,150,025
-----------------------------------------------------------------
IRIDEX Corp.(a)                          70,100           560,800
-----------------------------------------------------------------
Mentor Corp.                            100,000         2,212,500
-----------------------------------------------------------------
Meridian Diagnostics, Inc.              200,000         2,100,000
-----------------------------------------------------------------
Omnicare, Inc.                           61,400         1,673,150
-----------------------------------------------------------------
Patterson Dental Co.(a)                 146,000         4,088,000
-----------------------------------------------------------------
Physician Sales & Services,
  Inc.(a)                                50,000         1,062,500
-----------------------------------------------------------------
Quintiles Transnational Corp.(a)         35,000         2,301,250
-----------------------------------------------------------------
ResMed, Inc.(a)                          40,000           670,000
-----------------------------------------------------------------
Spine-Tech, Inc.(a)                       5,300           133,825
-----------------------------------------------------------------
St. Jude Medical, Inc.(a)                63,300         2,500,350
-----------------------------------------------------------------
Steris Corp.(a)                          50,000         1,887,500
-----------------------------------------------------------------
Suburban Ostomy Supply Co.,
  Inc.(a)                                92,800         1,131,000
-----------------------------------------------------------------
Sybron International Corp.(a)            32,800           955,300
-----------------------------------------------------------------
Target Therapeutics, Inc.(a)             40,000         1,480,000
-----------------------------------------------------------------
                                                       31,243,900
-----------------------------------------------------------------

METALS-0.17%

Oregon Metallurgical Corp.(a)            37,100         1,168,650
-----------------------------------------------------------------
Rental Service Corp.(a)                  41,400           952,200
-----------------------------------------------------------------
Shaw Group, Inc.(a)                      35,000           861,875
-----------------------------------------------------------------
                                                        2,982,725
-----------------------------------------------------------------

OFFICE PRODUCTS-0.21%

Daisytek International Corp.(a)          44,700         1,709,775
-----------------------------------------------------------------
Reynolds & Reynolds Co. -- Class A       73,000         1,925,375
-----------------------------------------------------------------
                                                        3,635,150
-----------------------------------------------------------------

OIL & GAS (DRILLING)-0.22%

Reading & Bates Corp.(a)                                   90,000
-----------------------------------------------------------------
Transocean Offshore Inc.                 20,000         1,265,000
-----------------------------------------------------------------
                                                        3,852,500
-----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.22%

Benton Oil & Gas Co.(a)                 150,000         3,675,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
OIL & GAS (SERVICES)-0.74%

Camco International, Inc.                80,000   $     3,100,000
-----------------------------------------------------------------
Energy Ventures, Inc.(a)                100,000         4,400,000
-----------------------------------------------------------------
Global Marine, Inc.(a)                  150,000         2,756,250
-----------------------------------------------------------------
Veritas DGC, Inc.(a)                    125,000         2,562,500
-----------------------------------------------------------------
                                                       12,818,750
-----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-0.78%

Diamond Offshore Drilling, Inc.(a)       55,300         3,366,388
-----------------------------------------------------------------
ENSCO International, Inc.(a)             70,000         3,027,500
-----------------------------------------------------------------
Marine Drilling Co., Inc.(a)             66,700           925,462
-----------------------------------------------------------------
Pride Petroleum Services, Inc.(a)        49,100           859,250
-----------------------------------------------------------------
Rowan Companies, Inc.(a)                150,000         3,356,250
-----------------------------------------------------------------
Varco International, Inc.(a)            100,000         1,975,000
-----------------------------------------------------------------
                                                       13,509,850
-----------------------------------------------------------------

POLLUTION CONTROL-0.43%

GTS Duratek, Inc.(a)                     50,000           581,250
-----------------------------------------------------------------
US Filter Corp.(a)                       90,150         3,110,175
-----------------------------------------------------------------
USA Waste Services, Inc.(a)             118,240         3,783,680
-----------------------------------------------------------------
                                                        7,475,105
-----------------------------------------------------------------

RESTAURANTS-0.84%

Apple South, Inc.                        50,800           596,900
-----------------------------------------------------------------
Brinker International, Inc.(a)          150,000         2,550,000
-----------------------------------------------------------------
Foodmaker, Inc.(a)                      250,000         2,437,500
-----------------------------------------------------------------
Landry's Seafood Restaurants,
  Inc.(a)                                72,100         1,478,050
-----------------------------------------------------------------
Lone Star Steakhouse & Saloon(a)         26,300           673,937
-----------------------------------------------------------------
Outback Steakhouse, Inc.(a)              25,000           579,688
-----------------------------------------------------------------
Papa John's International, Inc.(a)       15,000           746,250
-----------------------------------------------------------------
Showbiz Pizza Time, Inc.(a)              96,600         1,787,100
-----------------------------------------------------------------
Sonic Corp.(a)                           75,500         1,717,625
-----------------------------------------------------------------
Starbucks Corp.(a)                       58,900         1,914,250
-----------------------------------------------------------------
                                                       14,481,300
-----------------------------------------------------------------

RETAIL (FOOD & DRUGS)-0.17%

Eckerd Corp. (The)(a)                    10,400           288,600
-----------------------------------------------------------------
Kroger Co.(a)                            18,000           803,250
-----------------------------------------------------------------
Quality Food Centers, Inc.(a)            50,000         1,825,000
-----------------------------------------------------------------
                                                        2,916,850
-----------------------------------------------------------------

RETAIL (STORES)-5.97%

AutoZone, Inc.(a)                        34,400           881,500
-----------------------------------------------------------------
Barnett, Inc.(a)                         24,700           583,538
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)               40,400         1,020,100
-----------------------------------------------------------------
Blyth Industries, Inc.(a)               108,300         4,210,162
-----------------------------------------------------------------
Boise Cascade Office Products
  Corp.(a)                               20,400           387,600
-----------------------------------------------------------------
CDW Computer Centers, Inc.(a)            40,300         2,536,382
-----------------------------------------------------------------
Claire's Stores, Inc.                   100,350         1,705,950
-----------------------------------------------------------------
Compucom Systems, Inc.(a)               200,000         1,950,000
-----------------------------------------------------------------
CompUSA, Inc.(a)                         61,200         2,830,500
-----------------------------------------------------------------
Corporate Express, Inc.(a)               60,400         1,970,550
-----------------------------------------------------------------
Dayton-Hudson Corp.                      75,000         2,596,875
-----------------------------------------------------------------
Dollar General Corp.                     45,250         1,255,688
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
RETAIL (STORES)-(CONTINUED)

Duty Free International, Inc.            19,900   $       318,400
-----------------------------------------------------------------
Eagle Hardware & Garden, Inc.(a)         84,000         2,404,500
-----------------------------------------------------------------
Gadzooks, Inc.(a)                        50,050         1,451,450
-----------------------------------------------------------------
Gap, Inc. (The)                          58,400         1,693,600
-----------------------------------------------------------------
Global DirectMail Corp.(a)               50,200         2,472,350
-----------------------------------------------------------------
Gymboree Corp.(a)                        94,800         2,962,500
-----------------------------------------------------------------
Inacom Corp.(a)                          50,000         1,581,250
-----------------------------------------------------------------
Jones Apparel Group, Inc.(a)             90,000         2,812,500
-----------------------------------------------------------------
Just for Feet, Inc.(a)                  137,500         3,557,812
-----------------------------------------------------------------
Loehmann's Holdings, Inc.(a)            159,500         4,286,563
-----------------------------------------------------------------
Marks Bros. Jewelers, Inc.(a)           152,400         3,543,300
-----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)           19,500           402,187
-----------------------------------------------------------------
Meyer (Fred), Inc.(a)                    41,100         1,443,637
-----------------------------------------------------------------
Micro Warehouse, Inc.(a)                104,700         2,408,100
-----------------------------------------------------------------
MSC Industrial Direct Co.,
  Inc.-Class A(a)                        40,000         1,480,000
-----------------------------------------------------------------
O'Reilly Automotive, Inc.(a)             86,600         3,063,475
-----------------------------------------------------------------
Oakley, Inc.(a)                         250,000         3,718,750
-----------------------------------------------------------------
Performance Food Group Co.(a)            87,750         1,349,156
-----------------------------------------------------------------
Petco Animal Supplies, Inc.(a)           57,000         1,339,500
-----------------------------------------------------------------
PETsMART, Inc.(a)                        92,200         2,489,400
-----------------------------------------------------------------
Pier 1 Imports, Inc.                    265,000         3,710,000
-----------------------------------------------------------------
Rexall Sundown, Inc.(a)                  60,500         1,641,063
-----------------------------------------------------------------
Ross Stores, Inc.                        40,600         1,684,900
-----------------------------------------------------------------
Sports Authority, Inc. (The)(a)         110,400         2,677,200
-----------------------------------------------------------------
Staples, Inc.(a)                        200,000         3,725,000
-----------------------------------------------------------------
Sunglass Hut International,
  Inc.(a)                                50,000           443,750
-----------------------------------------------------------------
Tech Data Corp.(a)                       85,700         2,206,775
-----------------------------------------------------------------
Tiffany & Co.                            42,500         1,572,500
-----------------------------------------------------------------
TJX Companies, Inc.                      64,600         2,584,000
-----------------------------------------------------------------
Toys "R" Us, Inc.(a)                    133,500         4,522,313
-----------------------------------------------------------------
Viking Office Products, Inc.(a)         150,500         4,383,312
-----------------------------------------------------------------
Wet Seal, Inc.-Class A(a)                55,000         1,732,500
-----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                 75,000         2,062,500
-----------------------------------------------------------------
Zale Corp.(a)                           175,000         3,390,625
-----------------------------------------------------------------
                                                      103,043,713
-----------------------------------------------------------------

SCHOOLS-0.04%

Children's Comprehensive Services,
  Inc.(a)                                50,000           737,500
-----------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.17%

Dynatech Corp.(a)                        35,700         1,764,918
-----------------------------------------------------------------
Input/Output, Inc.(a)                    40,000         1,190,000
-----------------------------------------------------------------
                                                        2,954,918
-----------------------------------------------------------------

SEMICONDUCTORS-1.74%

Actel Corp.(a)                           83,300         1,488,987
-----------------------------------------------------------------
Altera Corp.(a)                          76,400         4,736,800
-----------------------------------------------------------------
Chips & Technologies, Inc.(a)           175,000         3,478,125
-----------------------------------------------------------------
Computer Products, Inc.(a)              200,000         3,950,000
-----------------------------------------------------------------
HADCO Corp.(a)                           76,700         2,329,762
-----------------------------------------------------------------
Intel Corp.                              43,000         4,724,625
-----------------------------------------------------------------
Sanmina Corp.(a)                         61,000         2,790,750
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
SEMICONDUCTORS-(CONTINUED)

Solectron Corp.(a)                       25,500   $     1,364,250
-----------------------------------------------------------------
Vitesse Semiconductor Corp.(a)           25,000           796,875
-----------------------------------------------------------------
VLSI Technology, Inc.(a)                250,000         4,312,500
-----------------------------------------------------------------
                                                       29,972,674
-----------------------------------------------------------------

SHOES & RELATED APPAREL-0.20%

Nine West Group, Inc.(a)                 31,500         1,571,062
-----------------------------------------------------------------
Vans, Inc.(a)                            68,200         1,133,825
-----------------------------------------------------------------
Wolverine World Wide, Inc.               29,250           723,937
-----------------------------------------------------------------
                                                        3,428,824
-----------------------------------------------------------------

TELECOMMUNICATIONS-1.61%

ACC Corp.                                59,550         2,530,875
-----------------------------------------------------------------
ADC Telecommunications, Inc.(a)          65,000         4,444,375
-----------------------------------------------------------------
Allen Group, Inc.                        41,200           654,050
-----------------------------------------------------------------
Andrew Corp.(a)                          63,550         3,098,062
-----------------------------------------------------------------
Billing Information Concepts(a)          69,600         1,818,300
-----------------------------------------------------------------
Brightpoint, Inc.(a)                     37,000           925,000
-----------------------------------------------------------------
Frontier Corp.                           46,000         1,334,000
-----------------------------------------------------------------
LCI International, Inc.(a)               54,400         1,734,000
-----------------------------------------------------------------
P-COM, Inc.(a)                           50,000         1,100,000
-----------------------------------------------------------------
PairGain Technologies, Inc.(a)           47,600         3,278,450
-----------------------------------------------------------------
Premiere Technologies, Inc.(a)           16,000           260,000
-----------------------------------------------------------------
Premisys Communications, Inc.(a)         18,600           930,000
-----------------------------------------------------------------
Proxim, Inc.(a)                          70,000         1,592,500
-----------------------------------------------------------------
Tellabs, Inc.(a)                          7,400           629,925
-----------------------------------------------------------------
Teltrend, Inc.(a)                        65,000         2,145,000
-----------------------------------------------------------------
TESSCO Technologies, Inc.(a)             19,900           786,050
-----------------------------------------------------------------
U.S. Long Distance Corp.(a)              64,200           537,675
-----------------------------------------------------------------
                                                       27,798,262
-----------------------------------------------------------------

TEXTILES-1.08%

Designer Holdings Ltd.(a)               200,000         3,825,000
-----------------------------------------------------------------
Liz Claiborne, Inc.                      69,000         2,915,250
-----------------------------------------------------------------
Mohawk Industries, Inc.(a)               75,000         1,818,750
-----------------------------------------------------------------
Nautica Enterprises, Inc.(a)             95,000         2,921,250
-----------------------------------------------------------------
Springs Industries Inc.-Class A          31,700         1,430,463
-----------------------------------------------------------------
St. John Knits, Inc.                     50,000         2,287,500
-----------------------------------------------------------------
Tommy Hilfiger Corp.(a)                  41,700         2,168,400
-----------------------------------------------------------------
WestPoint Stevens, Inc.(a)               50,000         1,331,250
-----------------------------------------------------------------
                                                       18,697,863
-----------------------------------------------------------------

TRANSPORTATION-0.21%

Hub Group, Inc.(a)                      100,000         2,225,000
-----------------------------------------------------------------
Rural/Metro Corp.(a)                     25,000           912,500
-----------------------------------------------------------------
Trico Marine Services, Inc.(a)           11,700           412,425
-----------------------------------------------------------------
                                                        3,549,925
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
TRUCKING-0.06%

USFreightways Corp.                      50,000   $     1,093,750
-----------------------------------------------------------------
    Total Domestic Common Stocks                      658,020,109
-----------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-58.63%

ARGENTINA-1.62%

Banco de Galicia y Buenos Aires
  S.A. de C.V.-ADR (Banking)            354,039         6,416,957
-----------------------------------------------------------------
Perez Companc S.A.-Class B
  (Oil & Gas-Services)                1,679,000        10,662,716
-----------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil & Gas-Services)                  479,600        10,910,900
-----------------------------------------------------------------
                                                       27,990,573
-----------------------------------------------------------------

AUSTRALIA-0.41%

QBE Insurance Group, Ltd.
  (Insurance-Multi-Line Property)     1,343,928         7,115,920
-----------------------------------------------------------------

AUSTRIA-0.24%

VA Technologie A.G.
  (Engineering & Construction)           30,000         4,195,410
-----------------------------------------------------------------

BELGIUM-0.82%

Barco Industries(a)
  (Electronic
  Components/Miscellaneous)              41,000         6,743,508
-----------------------------------------------------------------
Colruyt S.A. (Retail-Food & Drug)         8,800         3,794,806
-----------------------------------------------------------------
UCB S.A. (Medical-Drugs)                  1,650         3,636,983
-----------------------------------------------------------------
                                                       14,175,297
-----------------------------------------------------------------

BRAZIL-1.92%

Banco Bradesco S. A. (Banking)          925,000         7,886,899
-----------------------------------------------------------------
Brasmotor S. A. (Furniture)              22,830         7,755,178
-----------------------------------------------------------------
Companhia Brasileira a
  Distribuicao Grupo Pao de Acucar
  (Retail-Food & Drug)                  218,300         4,260,186
-----------------------------------------------------------------
Companhia Cervejaria Brahma
  (Beverages-Alcoholic)                   5,020         3,102,686
-----------------------------------------------------------------
Telecomunicacoes Brasileiras
  S/A-Telebras-ADR
  (Telecommunications)                  136,700        10,184,150
-----------------------------------------------------------------
                                                       33,189,099
-----------------------------------------------------------------

CANADA-2.50%

Agrium, Inc. (Chemicals)                138,800         1,856,450
-----------------------------------------------------------------
Biovail Corp. International
  (Medical-Drugs)(a)                     45,000         1,316,250
-----------------------------------------------------------------
Canadian Natural Resources Ltd.(a)
  (Oil & Gas-Exploration &
  Production)                           345,000         8,572,228
-----------------------------------------------------------------
CanWest Global Communications
  Corp. (Electronic
  Components/Miscellaneous)             355,998         3,918,050
-----------------------------------------------------------------
Cognos, Inc. (Computer
  Software/Services)(a)                 300,000         9,412,500
-----------------------------------------------------------------
Extendicare, Inc.-Class A(a)
  (Insurance-Life & Health)             350,000         4,374,347
-----------------------------------------------------------------
Intertape Polymer Group, Inc.
  (Containers)                          102,000         2,351,739
-----------------------------------------------------------------
Leitch Technology Corp.(a)
  (Electronic
  Components/Miscellaneous)             131,400         2,647,217
-----------------------------------------------------------------
Newbridge Networks Corp.(a)
  (Computer Networking)                  67,600         2,137,850
-----------------------------------------------------------------
Potash Corp. of Saskatchewan Inc.
  (Metals-Miscellaneous)                 35,000         2,480,625
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
CANADA-(CONTINUED)

Suncor, Inc.
  (Oil & Gas-Exploration &
  Production)                           105,000   $     4,054,432
-----------------------------------------------------------------
                                                       43,121,688
-----------------------------------------------------------------

CHILE-0.78%

Cia. de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)             67,600         6,667,050
-----------------------------------------------------------------
Santa Isabel S.A.-ADR
  (Retail-Stores)                       243,300         6,842,813
-----------------------------------------------------------------
                                                       13,509,863
-----------------------------------------------------------------

DENMARK-0.69%

Coloplast A/S-Class B
  (Medical Instruments/Products)         25,000         2,860,313
-----------------------------------------------------------------
Falck A/S (Security & Safety
  Services)                              20,000         5,402,336
-----------------------------------------------------------------
Kobenhavns Lufthavne
  (Transportation)                       35,000         3,643,137
-----------------------------------------------------------------
                                                       11,905,786
-----------------------------------------------------------------

FINLAND-1.20%

Hartwall Oy A.B.
  (Beverages-Alcoholic)                  50,000         1,708,931
-----------------------------------------------------------------
Huhtamaki Group (Conglomerates)         100,000         4,348,401
-----------------------------------------------------------------
Orion-yhtymae Oy-Class B
  (Medical-Drugs)                       120,000         4,061,742
-----------------------------------------------------------------
Raision Tehtaat Oy
  (Food/Processing)                      44,500         2,747,519
-----------------------------------------------------------------
Tamro A.B. Oy (Medical-Drugs)           400,000         2,910,695
-----------------------------------------------------------------
Tietotehdas Oy-Class B
  (Computer Software/Services)           74,000         4,955,634
-----------------------------------------------------------------
                                                       20,732,922
-----------------------------------------------------------------

FRANCE-2.27%

BERTRAND FAURE
  (Automobile/Trucks Parts &
  Tires)                                110,000         3,765,281
-----------------------------------------------------------------
Christian Dalloz(a) (Textiles)            3,800         1,241,271
-----------------------------------------------------------------
Cipe France S.A. (Security &
  Safety Services)                       16,000         1,962,249
-----------------------------------------------------------------
Dassault Systemes S.A.-ADR(a)
  (Computer Software/Services)           46,300         2,008,263
-----------------------------------------------------------------
Grand Optical Photoservice
  (Retail-Stores)                        13,200         1,918,357
-----------------------------------------------------------------
Guilbert S.A. (Office Products)          28,000         4,452,616
-----------------------------------------------------------------
Mecatherm
  (Machinery-Miscellaneous)               3,000           592,078
-----------------------------------------------------------------
Pathe S.A.(a)
  (Advertising/Broadcasting)             14,500         3,911,100
-----------------------------------------------------------------
Penauille Polyservices
  (Security & Safety Services)            5,300           953,741
-----------------------------------------------------------------
Primagaz Cie (Gas Distribution)          17,765         1,834,703
-----------------------------------------------------------------
Salomon S.A. (Leisure &
  Recreation)                            81,840         7,331,583
-----------------------------------------------------------------
Scor S.A. (Insurance Multi-Line
  Property)                             130,000         4,996,577
-----------------------------------------------------------------
Strafor Facom S.A. (Office
  Products)                              40,000         3,035,697
-----------------------------------------------------------------
Sylea (Automobile/Trucks Parts &
  Tires)                                 10,000         1,155,990
-----------------------------------------------------------------
                                                       39,159,506
-----------------------------------------------------------------

GERMANY-1.46%

Continental A.G.
  (Automoblie/Trucks Parts &
  Tires)                                185,000         3,237,256
-----------------------------------------------------------------
Fresenius A.G.-Preferred
  (Medical Instruments/Products)         26,000         5,622,689
-----------------------------------------------------------------
Hugo Boss A.G.-Preferred
  (Textiles)                              1,750         2,112,388
-----------------------------------------------------------------
Porsche A.G.(a)
  (Automobile/Trucks Parts &
  Tires)                                  6,300         4,264,065
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
GERMANY-(CONTINUED)

Puma A.G. Rudolf Dassler Sport
  Designs(a)
  (Shoes & Related Apparel)             105,000   $     3,102,714
-----------------------------------------------------------------
SGL Carbon A.G. (Metals)                 27,500         3,096,111
-----------------------------------------------------------------
SKW Trostberg A.G. (Chemicals)          132,000         3,852,615
-----------------------------------------------------------------
                                                       25,287,838
-----------------------------------------------------------------

HONG KONG-6.58%

Asia Satellite Telecommunications
  Holdings(a) Ltd.-ADR
  (Telecommunications)                  177,300         4,742,775
-----------------------------------------------------------------
CDL Hotels International Ltd.
  (Hotels/Motels)                     6,559,000         3,393,083
-----------------------------------------------------------------
China Hong Kong Photo Products
  Holdings, Ltd. (Chemicals)          1,240,000           469,077
-----------------------------------------------------------------
China Resource Enterprise Ltd.
  (Real Estate)                       7,664,000         8,623,264
-----------------------------------------------------------------
Citic Pacific Ltd. (Banking)          1,648,000         8,013,864
-----------------------------------------------------------------
Cosco Pacific Ltd.
  (Transportation)                   15,518,000        14,851,297
-----------------------------------------------------------------
Esprit Asia Holdings Ltd.
  (Retail-Stores)                     7,220,000         3,128,088
-----------------------------------------------------------------
First Pacific Co. Ltd.
  (Conglomerates)                     6,200,033         8,539,659
-----------------------------------------------------------------
Goldlion Holdings Ltd.
  (Retail-Stores)                     3,738,000         3,045,627
-----------------------------------------------------------------
Hang Seng Bank Ltd. (Banking)         1,213,400        14,398,160
-----------------------------------------------------------------
Hong Kong & China Gas Company Ltd.
  (Electric Power)                    3,450,000         6,068,131
-----------------------------------------------------------------
Hong Kong & China Gas Company
  Ltd.,(a)
  Expiring 1997-Warrants (Electric
  Power)                                211,000            77,772
-----------------------------------------------------------------
JCG Holdings Ltd.
  (Finance-Asset Management)          3,750,000         3,491,891
-----------------------------------------------------------------
Manhattan Card Company Ltd.
  (Finance-Asset Management)          6,330,000         3,131,353
-----------------------------------------------------------------
National Mutual Asia Ltd.
  (Insurance-Multi-Line Property)     2,644,000         2,222,653
-----------------------------------------------------------------
New World Infrastructure(a)
  (Building Materials)                4,281,000        10,657,930
-----------------------------------------------------------------
Shanghai Industrial Holdings
  Limited(a) (Conglomerates)          2,072,000         4,702,879
-----------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real
  Estate)                               966,000        10,994,025
-----------------------------------------------------------------
Varitronix International Ltd.
  (Electronic
  Components/Miscellaneous)           1,711,000         3,120,082
-----------------------------------------------------------------
                                                      113,671,610
-----------------------------------------------------------------

HUNGARY-0.16%

Gedeon Richter Rt (Medical-Drugs)        50,000         2,687,500
-----------------------------------------------------------------

INDONESIA-1.62%

PT Bank International Indonesia
  (Banking)                           6,734,051        10,841,322
-----------------------------------------------------------------
PT Hanjaya Mandala Sampoerna
  (Tobacco)                           1,290,000        11,990,083
-----------------------------------------------------------------
PT Indosat (Telecommunications)         808,000         2,445,542
-----------------------------------------------------------------
PT Indosat-ADR
  (Telecommunications)                   87,500         2,635,938
-----------------------------------------------------------------
                                                       27,912,885
-----------------------------------------------------------------

IRELAND-0.67%

CBT Group PLC-ADR(a)
  (Computer Software/Services)            7,600           418,000
-----------------------------------------------------------------
Elan Corp. PLC-ADR(a)
  (Medical-Drugs)                       200,000         5,550,000
-----------------------------------------------------------------
Greencore Group PLC
  (Food/Processing)                     212,000         1,235,890
-----------------------------------------------------------------
Saville Systems Ireland PLC-ADR(a)
  (Computer Software/Services)          100,000         4,312,500
-----------------------------------------------------------------
                                                       11,516,390
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
ISRAEL-1.46%

Blue Square-Israel Ltd.-ADR(a)
  (Retail-Stores)                       550,000   $     8,662,500
-----------------------------------------------------------------
Koor Industries Ltd.-ADR
  (Telecommunications)                  115,000         1,998,125
-----------------------------------------------------------------
Tadiran Ltd.(a)
  (Telecommunications)                  130,000         2,990,000
-----------------------------------------------------------------
Tadiran Ltd.-ADR
  (Telecommunications)                  106,000         2,782,500
-----------------------------------------------------------------
Tecnomatix Technologies
  Ltd.-ADR(a)
  (Computer Software/Services)           27,500           477,813
-----------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Medical-Drugs)              198,500         8,312,188
-----------------------------------------------------------------
                                                       25,223,126
-----------------------------------------------------------------

ITALY-1.15%

Bulgari S.p.A. (Retail-Stores)          263,000         4,582,303
-----------------------------------------------------------------
Fila Holding S.p.A.-ADR
  (Retail-Stores)                        50,000         3,600,000
-----------------------------------------------------------------
Parmalat Finanziaria S.p.A.
  (Food/Processing)                   4,550,000         6,505,570
-----------------------------------------------------------------
Saipem S.p.A.(Oil &
  Gas-Integrated)                     1,000,000         5,091,628
-----------------------------------------------------------------
                                                       19,779,501
-----------------------------------------------------------------

JAPAN-4.95%

Aderans Co. Ltd. (Retail-Stores)        394,000         9,551,096
-----------------------------------------------------------------
Capcom Co., Ltd.
  (Computer Software/Services)          201,000         4,131,044
-----------------------------------------------------------------
Circle K Japan Co., Ltd.
  (Retail-Food & Drug)                  127,000         5,298,406
-----------------------------------------------------------------
CKD Corp. (Machinery-Heavy)             550,000         4,342,804
-----------------------------------------------------------------
FCC Co., Ltd.
  (Automobile/Trucks Parts &
  Tires)                                130,100         3,827,983
-----------------------------------------------------------------
Fujitsu Denso (Electric Power)          230,000         7,575,425
-----------------------------------------------------------------
Hokuto Corp.
  (Advertising/Broadcasting)            142,500         6,207,896
-----------------------------------------------------------------
Laox (Electronic
  Components/Miscellaneous)             253,000         4,244,258
-----------------------------------------------------------------
Nippon Thompson (Machine Tools)         710,000         5,063,634
-----------------------------------------------------------------
Nomura Securities Co., Ltd.
  (Finance-Asset Management)            501,000         8,272,627
-----------------------------------------------------------------
Noritsu Koki Co. Ltd.
  (Electronic
  Components/Miscellaneous)             192,000        10,033,815
-----------------------------------------------------------------
77 Bank (Banking)                       770,000         7,236,397
-----------------------------------------------------------------
Shohkoh Fund (Finance-Consumer
  Credit)                                20,600         4,324,272
-----------------------------------------------------------------
Yamato Kogyo Co., Ltd. (Building
  Materials)                            537,000         5,329,674
-----------------------------------------------------------------
                                                       85,439,331
-----------------------------------------------------------------

MALAYSIA-3.68%

Arab Malaysian Finance Berhad
  (Finance-Asset Management)            655,000         3,525,826
-----------------------------------------------------------------
Commerce Asset Holdings Berhad
  (Finance-Asset Management)            574,000         3,748,664
-----------------------------------------------------------------
Gamuda Berhad (Engineering &
  Construction)                         980,000         8,029,290
-----------------------------------------------------------------
Malayan Banking Berhad (Banking)      1,112,000        11,003,364
-----------------------------------------------------------------
Sungei Way Holdings Berhad
  (Building Materials)                2,269,000        12,932,357
-----------------------------------------------------------------
Tan Chong Motor Holdings Berhad
  (Automobile-Manufacturers)          4,840,000         8,237,483
-----------------------------------------------------------------
UMW Holdings Berhad
  (Finance-Asset Management)          2,125,000         9,756,580
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
MALAYSIA-(CONTINUED)

YTL Corp. Berhad
  (Engineering & Construction)        1,180,000   $     6,351,870
-----------------------------------------------------------------
                                                       63,585,434
-----------------------------------------------------------------

MEXICO-1.53%

Grupo Industrial Maseca S.A. de
  CV-Class B (Food/Processing)        8,547,000        10,399,958
-----------------------------------------------------------------
Grupo Televisa S.A.-GDR(a)
  (Advertising/Broadcasting)            257,000         6,746,250
-----------------------------------------------------------------
Panamerican Beverages, Inc.-ADR
  (Beverages-Soft Drinks)               213,000         9,292,125
-----------------------------------------------------------------
                                                       26,438,333
-----------------------------------------------------------------

NETHERLANDS-3.46%

Aalberts Industries N.V.
  (Metals-Miscellaneous)                 23,000         2,697,589
-----------------------------------------------------------------
Ahrend Groep N.V. (Furniture)           105,000         5,582,012
-----------------------------------------------------------------
Baan Co. N.V.-ADR(a)
  (Computer Software/Services)          100,000         3,700,000
-----------------------------------------------------------------
Cap Gemini N.V.
  (Computer Software/Services)          160,000         4,366,122
-----------------------------------------------------------------
Ceteco Holding N.V. (Furniture)          15,000           850,474
-----------------------------------------------------------------
CMG PLC (Computer
  Software/Services)                    340,000         4,188,130
-----------------------------------------------------------------
Getronics N.V. (Computer
  Software/Services)                    300,000         7,373,136
-----------------------------------------------------------------
IHC Caland N.V. (Trucking)              114,000         6,362,822
-----------------------------------------------------------------
International-Muller N.V.
  (Conglomerates)                       288,000         6,942,418
-----------------------------------------------------------------
Koninklijke Van Ommeren N.V.
  (Transportation)                      122,000         5,069,252
-----------------------------------------------------------------
Oce-Van Der Grinten N.V.-V (Office
  Automation)                            67,000         7,147,404
-----------------------------------------------------------------
Ordina Beheer N.V.(a)
  (Computer Software/Services)           40,768         1,782,864
-----------------------------------------------------------------
Randstad Holdings N.V. (Business
  Services)                              46,400         3,752,036
-----------------------------------------------------------------
                                                       59,814,259
-----------------------------------------------------------------

NORWAY-0.86%

Mercantildata ASA (Computer
  Software/Services)                     50,000           767,929
-----------------------------------------------------------------
Smedvig A.S.-Class A (Oil & Gas
  Services)                             160,000         3,598,295
-----------------------------------------------------------------
Smedvig A.S.-Class B(a) (Oil & Gas
  Services)                              40,000           865,095
-----------------------------------------------------------------
Tandberg A.S.(a)
  (Telecommunications)                  110,000         2,758,275
-----------------------------------------------------------------
Tomra Systems A.S.
  (Machinery-Miscellaneous)             486,000         6,893,023
-----------------------------------------------------------------
                                                       14,882,617
-----------------------------------------------------------------

PANAMA-0.35%

Banco Latinoamericano de
  Exportaciones, S.A. (Banking)         116,000         6,061,000
-----------------------------------------------------------------

PERU-0.13%

CPT Telefonica del Peru S.A.-Class
  B (Telephone)                       1,026,000         2,170,882
-----------------------------------------------------------------

PHILIPPINES-2.54%

C & P Homes, Inc. (Homebuilding)     10,831,500         4,945,890
-----------------------------------------------------------------
DMCI Holdings Inc.(a)
  (Engineering & Construction)        7,820,000         5,653,729
-----------------------------------------------------------------
Filinvest Land Inc.(a) (Real
  Estate)                            21,498,175         7,280,584
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
PHILIPPINES-(CONTINUED)

Ionics Circuit Inc.(a) (Electronic
  Components/Miscellaneous)           4,832,000   $     3,125,723
-----------------------------------------------------------------
Marsman & Co., Inc.-Class B(b)
  (Medical-Drugs)                     6,616,000         2,039,178
-----------------------------------------------------------------
Metro Pacific Corp.
  (Conglomerates)                    27,254,000         6,637,199
-----------------------------------------------------------------
Metropolitan Bank & Trust Co.
  (Banking)                             313,125         6,910,674
-----------------------------------------------------------------
Republic Glass Holdings Corp.
  (Automobile/Trucks Parts &
  Tires)                             10,186,100         1,976,755
-----------------------------------------------------------------
Southeast Asia Cement Holdings,
  Inc.(a)
  (Building Materials)               26,948,380         2,563,583
-----------------------------------------------------------------
SM Prime Holdings (Real Estate)      12,448,200         2,652,584
-----------------------------------------------------------------
                                                       43,785,899
-----------------------------------------------------------------

PORTUGAL-0.82%

Cimpor Cimentos de Portugal S.A.
  (Building Materials)                  102,000         2,143,966
-----------------------------------------------------------------
Estabelecimentos Jeronimo Martins
  & Filho (Retail-Stores)                56,000         5,107,873
-----------------------------------------------------------------
Portugal Telecom S.A.
  (Telecommunications)                  265,000         6,891,212
-----------------------------------------------------------------
                                                       14,143,051
-----------------------------------------------------------------

SINGAPORE-1.91%

Cerebos Pacific Ltd.
  (Food/Processing)                     182,000         1,408,449
-----------------------------------------------------------------
City Developments Ltd. (Real
  Estate)                               789,000         6,217,891
-----------------------------------------------------------------
DBS Land Ltd. (Real Estate)           3,030,000         9,551,438
-----------------------------------------------------------------
Overseas Union Bank Ltd. (Banking)    1,030,000         7,020,234
-----------------------------------------------------------------
Wing Tai Holdings Ltd. (Real
  Estate)                             3,600,000         8,843,450
-----------------------------------------------------------------
                                                       33,041,462
-----------------------------------------------------------------

SOUTH AFRICA-0.65%

De Beers Centenary A.G.
  (Gold & Silver Mining)                200,000         5,903,037
-----------------------------------------------------------------
Sasol Limited
  (Oil & Gas-Exploration &
  Production)                           438,850         5,354,110
-----------------------------------------------------------------
                                                       11,257,147
-----------------------------------------------------------------

SPAIN-0.52%

Mapfre Vida (Insurance-Life &
  Health)                                54,000         3,470,355
-----------------------------------------------------------------
Prosegur, CIA de Seguridad S.A.(a)
  (Business Services)                   400,000         3,228,967
-----------------------------------------------------------------
Vidrala S.A. (Containers)                40,000         2,288,491
-----------------------------------------------------------------
                                                        8,987,813
-----------------------------------------------------------------

SWEDEN-1.78%

Allgon A.B. (Electronic
  Components/Miscellaneous)             134,000         2,720,471
-----------------------------------------------------------------
Assa Abloy A.B.
  (Machinery-Miscellaneous)             115,500         1,774,032
-----------------------------------------------------------------
Autoliv A.B.
  (Automobiles/Trucks Parts &
  Tires)                                219,000         9,291,939
-----------------------------------------------------------------
BT Industries A.B.
  (Machinery-Miscellaneous)              72,000         1,237,283
-----------------------------------------------------------------
Esselte A.B.-B Shares (Office
  Products)                             200,000         4,471,007
-----------------------------------------------------------------
Frontec A.B.-B Shares(a)
  (Computer Software/Services)          120,000         1,715,406
-----------------------------------------------------------------
Securitas A.B. (Security & Safety
  Services)                             126,300         3,265,204
-----------------------------------------------------------------
Telefonaktiebolaget L.M.
  Ericsson-ADR
  (Telecommunications)                   73,760         2,037,620
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
SWEDEN-(CONTINUED)

WM-Data A.B.-Class B
  (Computer Software/Services)           60,000   $     4,288,516
-----------------------------------------------------------------
                                                       30,801,478
-----------------------------------------------------------------

SWITZERLAND-0.99%

Danzas Holding A.G.
  (Transportation)                        1,500         1,691,060
-----------------------------------------------------------------
Disetronic Holding A.G.(a)
  (Medical-Drugs)                         2,000         4,351,266
-----------------------------------------------------------------
Kouni Reisen A.G. (Leisure &
  Recreation)                             1,600         3,601,266
-----------------------------------------------------------------
Saurer A.G.(a)
  (Machinery-Miscellaneous)               9,500         3,990,902
-----------------------------------------------------------------
Stratec Holding A.G.(a)
  (Medical Instruments/Products)          2,600         3,383,703
-----------------------------------------------------------------
                                                       17,018,197
-----------------------------------------------------------------

THAILAND-1.01%

Bank of Ayudhya Ltd. (Banking)           87,475           250,468
-----------------------------------------------------------------
Hana Microelectronics Public Co.,
  Ltd.
  (Electronic
  Components/Miscellaneous)             646,000         3,217,964
-----------------------------------------------------------------
Krung Thai Bank PLC (Banking)         1,687,670         4,567,532
-----------------------------------------------------------------
Siam Commercial Bank Public Co.
  Ltd. (Banking)                        377,100         3,431,543
-----------------------------------------------------------------
Thai Theparos Food Product Public
  Co. Ltd. (Food/Processing)            215,500           807,227
-----------------------------------------------------------------
Total Access Communication Public
  Co. Ltd. (Telecommunications)         736,000         5,078,400
-----------------------------------------------------------------
                                                       17,353,134
-----------------------------------------------------------------

UNITED KINGDOM-7.90%

Aegis Group PLC
  (Advertising/Broadcasting)          6,000,000         6,127,930
-----------------------------------------------------------------
Airtours PLC (Leisure &
  Recreation)                           815,000         8,648,763
-----------------------------------------------------------------
Alexon Group PLC(a)
  (Retail-Stores)                       555,000         1,508,545
-----------------------------------------------------------------
Astec BSR PLC
  (Electronic
  Components/Miscellaneous)           1,300,000         3,247,884
-----------------------------------------------------------------
Body Shop International PLC
  (Retail-Food & Drug)                  700,000         2,255,859
-----------------------------------------------------------------
British Vita PLC (Chemicals)          1,050,000         3,913,574
-----------------------------------------------------------------
Capital Radio PLC
  (Advertising/Broadcasting)            250,000         2,360,026
-----------------------------------------------------------------
Caradon PLC (Building Materials)      1,000,000         3,930,664
-----------------------------------------------------------------
Carpetright PLC (Retail-Stores)         302,000         3,072,103
-----------------------------------------------------------------
Charles Baynes PLC
  (Machinery-Heavy)                     345,000           749,634
-----------------------------------------------------------------
Compass Group PLC (Restaurants)         335,000         3,320,557
-----------------------------------------------------------------
Corporate Services Group PLC
  (Business Services)                   500,000         1,432,292
-----------------------------------------------------------------
Danka Business Systems PLC-ADR
  (Office Automation)                    99,700         3,950,613
-----------------------------------------------------------------
Dewhirst Group PLC (Textiles)           404,000         1,236,198
-----------------------------------------------------------------
D.F.S. Furniture Co. PLC
  (Retail-Stores)                       660,000         5,859,863
-----------------------------------------------------------------
Eurotherm PLC (Electronic
  Components/Miscellaneous)             150,000         1,484,375
-----------------------------------------------------------------
FKI PLC (Conglomerates)               1,125,000         3,845,215
-----------------------------------------------------------------
Games Workshop Group PLC
  (Leisure & Recreation)                165,000         1,407,227
-----------------------------------------------------------------
Goode Durrant PLC (Business
  Services)                             214,000         1,221,688
-----------------------------------------------------------------
Hogg Robinson PLC (Conglomerates)       800,000         3,483,073
-----------------------------------------------------------------
Holliday Chemical Holdings PLC
  (Chemicals)                           675,000         1,378,784
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
UNITED KINGDOM-(CONTINUED)

JBA Holdings PLC
  (Computer Software/Services)          150,000   $     1,257,324
-----------------------------------------------------------------
Laura Ashley Holdings PLC
  (Retail-Stores)                       721,000         2,335,270
-----------------------------------------------------------------
Logica PLC (Computer
  Software/Services)                    300,000         3,906,250
-----------------------------------------------------------------
London Forfaiting Co. PLC
  (Finance-Asset Management)            340,000         1,596,517
-----------------------------------------------------------------
London International Group PLC
  (Cosmetics & Toiletries)            2,000,000         5,078,125
-----------------------------------------------------------------
Medeva PLC (Medical-Drugs)              325,000         1,396,484
-----------------------------------------------------------------
MFI Furniture Group PLC
  (Retail-Stores)                     1,320,000         4,296,875
-----------------------------------------------------------------
Michael Page Group PLC
  (Miscellaneous)                       230,000         1,576,009
-----------------------------------------------------------------
Misys PLC (Computer
  Software/Services)                    500,000         7,385,254
-----------------------------------------------------------------
Oxford Instruments PLC (Electronic
  Components/Miscellaneous)             108,000           861,328
-----------------------------------------------------------------
P & P PLC (MINI/PCs)                    471,000         1,096,240
-----------------------------------------------------------------
Parity PLC (Computer
  Software/Services)                    350,000         1,891,276
-----------------------------------------------------------------
PizzaExpress PLC (Restaurants)          200,000         1,669,922
-----------------------------------------------------------------
Powerscreen International PLC
  (Machinery-Heavy)                     515,000         5,096,354
-----------------------------------------------------------------
Provident Financial PLC
  (Finance-Consumer Credit)           1,000,000         7,495,117
-----------------------------------------------------------------
Psion PLC (Computer
  Software/Services)                    210,000         1,449,219
-----------------------------------------------------------------
Sage Group PLC (The)
  (Computer Software/Services)          300,000         2,338,867
-----------------------------------------------------------------
Scholl PLC (Cosmetics &
  Toiletries)                           200,000           883,789
-----------------------------------------------------------------
SEMA Group PLC
  (Computer Software/Services)          500,000         7,250,977
-----------------------------------------------------------------
Spirax Sarco Engineering PLC
  (Machinery-Miscellaneous)             130,000         1,544,596
-----------------------------------------------------------------
St. Ives Group PLC (Containers)         201,000         1,586,670
-----------------------------------------------------------------
Stagecoach Holdings PLC
  (Transportation)                      390,000         3,605,469
-----------------------------------------------------------------
Taylor Woodrow PLC
  (Engineering & Construction)        1,450,000         3,658,040
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
UNITED KINGDOM-(CONTINUED)

TBI PLC (Real Estate)                   500,000   $       630,697
-----------------------------------------------------------------
Wetherspoon (J.D.) PLC
  (Restaurants)                         105,000         2,026,855
-----------------------------------------------------------------
                                                      136,348,391
-----------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              1,012,303,342
-----------------------------------------------------------------

                                     PRINCIPAL        MARKET
                                      AMOUNT           VALUE
DOMESTIC CONVERTIBLE
CORPORATE BONDS-0.29%

Cityscape Financial Corp.,
  Conv. Deb., 6.00%, 05/01/06
  (Finance-Consumer Credit)
  (Acquired 08/06/96; cost
  $718,588)(c)                      $   520,000   $       549,095
-----------------------------------------------------------------
Eagle Hardware & Garden, Inc.,
  Conv. Deb., 6.25%, 03/15/01
  (Building Materials)                  335,000           542,700
-----------------------------------------------------------------
RAC Financial Group, Inc.,
  Conv. Deb., 7.25%, 08/15/03
  (Finance-Consumer Credit)
  (Acquired 09/06/96 - 09/30/96;
  cost $2,643,049)(b)                 2,154,000         3,834,120
-----------------------------------------------------------------
    Total Domestic Convertible
      Corporate Bonds                                   4,925,915
-----------------------------------------------------------------

REPURCHASE AGREEMENTS-3.16%(d)

Daiwa Securities America, Inc.,
  5.53%, 11/01/96(e)                    631,659           631,659
-----------------------------------------------------------------
Dresdner Securities, Inc.,
  5.54%, 11/01/96(f)                 54,000,000        54,000,000
-----------------------------------------------------------------
    Total Repurchase Agreements                        54,631,659
-----------------------------------------------------------------
TOTAL INVESTMENTS-100.19%                           1,729,881,025
-----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.19)%                                 (3,347,049)
-----------------------------------------------------------------
NET ASSETS-100.00%                                $ 1,726,533,976
=================================================================

Abbreviations:

ADR  - American Depository Receipts
Conv. - Convertible
Deb. - Debentures
GDR - Global Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security as of October 31, 1996 was $2,039,178 which represented 0.12% of the Fund's net assets.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the securities Act of 1933, as ammended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31, 1996 was $4,383,215, which represented 0.25% of net assets.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collaterized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(f) Joint repurchase agreement entered into 10/31/96 with a maturing value of $200,030,778. Collaterized by $198,651,000 U.S. Treasury obligations, 4.75% to 9.25% due 11/30/97 to 06/30/99.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $1,528,249,227)                          $1,729,881,025
---------------------------------------------------------
Foreign currencies, at market value
  (cost $9,212,688)                             9,270,386
---------------------------------------------------------
Receivables for:
  Investments sold                              5,519,599
---------------------------------------------------------
  Capital stock sold                           15,022,002
---------------------------------------------------------
  Dividends and interest                        1,180,039
---------------------------------------------------------
Investment for deferred compensation
  plan                                              8,260
---------------------------------------------------------
Other assets                                      120,698
---------------------------------------------------------
    Total assets                            1,761,002,009
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        27,020,437
---------------------------------------------------------
  Capital stock reacquired                      2,538,633
---------------------------------------------------------
  Amount due to custodian bank                  1,534,176
---------------------------------------------------------
  Deferred compensation                             8,260
---------------------------------------------------------
Accrued advisory fees                           1,298,791
---------------------------------------------------------
Accrued administrative services fees                8,068
---------------------------------------------------------
Accrued directors' fees                             1,041
---------------------------------------------------------
Accrued distribution fees                       1,115,692
---------------------------------------------------------
Accrued transfer agent fees                       425,715
---------------------------------------------------------
Accrued operating expenses                        517,220
---------------------------------------------------------
    Total liabilities                          34,468,033
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $1,726,533,976
=========================================================

NET ASSETS:

Class A                                    $  919,318,683
=========================================================
Class B                                    $  807,215,293
=========================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

CLASS A:

  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                  58,347,321
=========================================================

CLASS B:

  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                  51,810,099
=========================================================

CLASS A:

  Net asset value and redemption price
    per share                              $        15.76
=========================================================
  Offering price per share:
    (Net asset value divided by 95.25%)    $        16.55
=========================================================

CLASS B:

  Net asset value and offering price per
    share                                  $        15.58
=========================================================

STATEMENT OF OPERATIONS
For the year ended October 31, 1996

INVESTMENT INCOME:

Dividends (net of $1,229,205 foreign
  withholding tax)                          $  8,040,717
--------------------------------------------------------
Interest                                       3,459,264
--------------------------------------------------------
    Total investment income                   11,499,981
--------------------------------------------------------

EXPENSES:

Advisory fees                                  8,571,918
--------------------------------------------------------
Administrative services fees                      86,330
--------------------------------------------------------
Directors' fees                                   10,321
--------------------------------------------------------
Distribution fees-Class A                      2,653,374
--------------------------------------------------------
Distribution fees-Class B                      4,217,606
--------------------------------------------------------
Custodian fees                                   965,443
--------------------------------------------------------
Transfer agent fees-Class A                    1,433,553
--------------------------------------------------------
Transfer agent fees-Class B                    1,374,718
--------------------------------------------------------
Other                                            422,711
--------------------------------------------------------
    Total expenses                            19,735,974
--------------------------------------------------------
Less: Expenses paid indirectly                   (14,962)
--------------------------------------------------------
    Net expenses                              19,721,012
--------------------------------------------------------
Net investment income (loss)                  (8,221,031)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) on sales of:
  Investment securities                      (32,146,548)
--------------------------------------------------------
  Foreign currencies                            (261,859)
--------------------------------------------------------
                                             (32,408,407)
--------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                      171,415,041
--------------------------------------------------------
  Foreign currencies                              19,161
--------------------------------------------------------
                                             171,434,202
--------------------------------------------------------
Net gain on investment securities and
  foreign currencies                         139,025,795
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                $130,804,764
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1996 and 1995

                                                                                                    1996               1995
OPERATIONS:
  Net investment income (loss)                                                                 $   (8,221,031)     $ (1,185,880)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities and foreign currencies               (32,408,407)        2,414,201
-------------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and foreign currencies                     171,434,202        29,786,715
-------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets resulting from operations                                     130,804,764        31,015,036
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized capital gains:
  Class A                                                                                            (766,625)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                            (520,242)               --
-------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                         657,118,189       146,731,096
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                         635,669,948       101,870,873
-------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets                                                             1,422,306,034       279,617,005
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

Beginning of period                                                                               304,227,942        24,610,937
-------------------------------------------------------------------------------------------------------------------------------
End of period                                                                                  $1,726,533,976      $304,227,942
===============================================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                                   $1,557,038,579      $272,738,461
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                          (14,054)               --
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of investment securities and
    foreign currencies                                                                            (32,181,471)        1,232,761
-------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and foreign currencies                         201,690,922        30,256,720
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               $1,726,533,976      $304,227,942
===============================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four separate series portfolios: AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers two different classes of shares: Class A shares and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide above-average long-term growth of capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global equity securities including securities of selected companies with relatively small market capitalization.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations -- Except as provided in the next sentence, a security listed or traded on an exchange is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices on valuation date. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996, undistributed net investment income was increased by $8,206,977, paid-in capital reduced by $8,488,019 and undistributed net realized gains increased by $281,042 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $32,147,412 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004.
F. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $86,330 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1996, AFS was paid $1,474,675 for such services.
  The Fund received reductions in transfer agency fees of $13,093 from dividends received on balances in cash management bank accounts. In addition, the Fund incurred expenses of $1,869 for pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction in the Fund's total expenses of $14,962 during the year ended October 31, 1996.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Company has adopted distribution Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors an annual rate of 0.50% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs. Of the total compensation payable, the Fund pays a service fee of 0.25% to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, will pay AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $2,653,374 and $4,217,606, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $3,270,278 from the sales of the Class A shares of the Fund during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1996, AIM Distributors received commissions of $84,130 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1996, the Fund incurred legal fees of $4,726 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-AFFILIATED COMPANY TRANSACTIONS

Affiliated issuers, as defined in the 1940 Act, are issuers in which the Fund held 5% or more of the outstanding voting securities. A summary of transactions for each issuer who is or was an affiliate at or during the year ended October 31, 1996, were as follows:

                        SHARE          SHARE          MARKET
                       BALANCE        BALANCE         VALUE
                     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
NAME OF ISSUER:         1995           1996           1996
                     ------------------------------------------
Marsman & Co., Inc.        --          6,616,000     $2,039,178
                     ------------------------------------------

                                                    REALIZED
                       PURCHASES        SALES         GAIN        DIVIDEND
                         COST           COST          LOSS         INCOME
                      -----------------------------------------------------
Marsman & Co., Inc.   $3,605,878     $    --        $  --         $15,243
                      -----------------------------------------------------

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $1,900,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1996, on a tax basis, was $1,650,395,817 and $388,356,218, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1996, on a tax basis, is as follows.

Aggregate unrealized appreciation of
  investment securities                       $264,209,277
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (62,611,540)
----------------------------------------------------------

Net unrealized appreciation of investment
  securities                                  $201,597,737
----------------------------------------------------------
Cost of investments for tax purposes is $1,528,283,288.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1996 and 1995 were as follows:

                               1996                     1995
                   ---------------------------   -----------------------
                     SHARES         AMOUNT         SHARES      AMOUNT
                   ----------   --------------   -----------  ----------
Sold:
  Class A          50,205,954     $748,519,743   13,970,703  $165,030,476
---------------    ----------   --------------   ----------  ------------
  Class B          45,280,451      673,914,740    8,888,670   106,907,530
---------------    ----------   --------------   ----------  ------------
Issued as
 reinvestment
  of dividends:
  Class A              56,549          727,221           --            --
---------------    ----------   --------------   ----------  ------------
  Class B              38,442          491,285           --            --
---------------    ----------   --------------   ----------  ------------
Reacquired:
  Class A          (6,124,044)     (92,128,775)  (1,563,927)  (18,299,380)
---------------    ----------   --------------   ----------  ------------
  Class B          (2,588,161)     (38,736,077)    (416,562)   (5,036,657)
---------------    ----------   --------------   ----------  ------------
                   86,869,191   $1,292,788,137   20,878,884  $248,601,969
                   ==========   ==============   ==========  ============

NOTE 8-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's Advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM Funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share and Class B share outstanding during each of the years in the two-year period ended October 31, 1996 and the period September 15, 1994 (date operations commenced) through October 31, 1994.

                                                                             1996            1995         1994
                                                                           --------        --------     --------
CLASS A:

Net asset value, beginning of period                                       $  13.09        $  10.22     $  10.00
-------------------------------------------------------------------------  --------        --------     --------
Income from investment operations:
  Net investment income (loss)                                                (0.09)(a)       (0.09)(a)       --
-------------------------------------------------------------------------  --------        --------     --------
  Net gains on securities (both realized and unrealized)                       2.81            2.96         0.22
-------------------------------------------------------------------------  --------        --------     --------
         Total from investment operations                                      2.72            2.87         0.22
-------------------------------------------------------------------------  --------        --------     --------
Less distributions:
Distributions from net realized capital gains                                 (0.05)             --           --
-------------------------------------------------------------------------  --------        --------     --------
Net asset value, end of period                                             $  15.76        $  13.09     $  10.22
=========================================================================  ========        ========     ========
Total return(b)                                                               20.83%          28.08%        2.20%
=========================================================================  ========        ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $919,319        $186,029     $ 18,410
=========================================================================  ========        ========     ========
Ratio of expenses to average net assets                                        1.83%(c)(d)     2.11%        2.02%(e)(f)
=========================================================================  ========        ========     ========
Ratio of net investment income (loss) to average net assets                   (0.62)%(c)      (0.68)%       0.27%(f)(g)
=========================================================================  ========        ========     ========
Portfolio turnover rate                                                          44%             64%           2%
=========================================================================  ========        ========     ========
Average brokerage commission rate(h)                                       $ 0.0155             N/A          N/A
=========================================================================  ========        ========     ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios are based on average net assets of $530,674,844.
(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and expense reimbursements. Ratio of expenses to average net assets before fee waivers and expense reimbursements is 4.03% (annualized) for 1994.
(f) Annualized.
(g) After fee waivers and expense reimbursements. Ratio of net investment income
    (loss) to average net assets before fee waivers and expense reimbursements is (1.74)% (annualized) for 1994.
(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                                                                             1996            1995            1994
                                                                           --------        --------        --------
CLASS B:

Net asset value, beginning of period                                       $  13.02        $  10.21        $  10.00
-------------------------------------------------------------------------  --------        --------        --------
Income from investment operations:
  Net investment income (loss)                                                (0.17)(a)       (0.14)(a)          --
-------------------------------------------------------------------------  --------        --------        --------
  Net gains on securities (both realized and unrealized)                       2.78            2.95            0.21
-------------------------------------------------------------------------  --------        --------        --------
         Total from investment operations                                      2.61            2.81            0.21
-------------------------------------------------------------------------  --------        --------        --------
Less distributions:
  Distributions net realized capital gains                                    (0.05)             --              --
-------------------------------------------------------------------------  --------        --------        --------
Net asset value, end of period                                             $  15.58        $  13.02        $  10.21
=========================================================================  ========        ========        ========
Total return(b)                                                               20.09%          27.52%           2.10%
=========================================================================  ========        ========        ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $807,215        $118,199        $  6,201
=========================================================================  ========        ========        ========
Ratio of expenses to average net assets                                        2.37%(c)(d)     2.62%           2.54%(e)(f)
=========================================================================  ========        ========        ========
Ratio of net investment income (loss) to average net assets                   (1.16)%(c)      (1.19)%         (0.25)%(f)(g)
=========================================================================  ========        ========        ========
Portfolio turnover rate                                                          44%             64%              2%
=========================================================================  ========        ========        ========
Average brokerage commission rate(h)                                       $ 0.0155             N/A             N/A
=========================================================================  ========        ========        ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios are based on average net assets of $421,760,605.
(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average assets would have been the same.
(e) After fee waivers and expense reimbursements. Ratio of expenses to average net assets before fee waivers and expense reimbursements is 4.43% (annualized) for 1994.
(f) Annualized.
(g) After fee waivers and expense reimbursements. Ratio of net investment income
    (loss) to average net assets before fee waivers and expense reimbursements is (2.14)% (annualized) for 1994.
(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                      INDEPENDENT AUDITORS' REPORT

                      The Board of Directors and Shareholders of
                      AIM International Funds, Inc.:

                      We have audited the accompanying statement of assets and liabilities of AIM Global Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for the two-year period then ended and financial highlights for the two-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                        We conducted our audits in accordance with generally
                      accepted auditing standards. Those standards require that
                      we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                        In our opinion, the financial statements and financial
                      highlights referred to above present fairly, in all material respects, the financial position of AIM Global Growth Fund as of October 31, 1996, the results of its operations for the year then ended, and changes in its net assets for the two-year period then ended and the financial highlights for the two-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                                     /s/ KPMG PEAT MARWICK LLP
                                                         KPMG Peat Marwick LLP

                      Houston, Texas
                      December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                                       MARKET
                                         SHARES        VALUE
DOMESTIC COMMON STOCKS-31.96%

ADVERTISING/BROADCASTING-0.22%

Interpublic Group of Companies, Inc.       11,000   $    533,500
----------------------------------------------------------------

AEROSPACE/DEFENSE-0.36%

Boeing Co. (The)                            4,000        381,500
----------------------------------------------------------------
Gulfstream Aerospace Corp.(a)              20,000        472,500
----------------------------------------------------------------
                                                         854,000
----------------------------------------------------------------

AIRLINES-0.08%

Sabre Group Holdings Inc.(a)                6,100        186,050
----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS)-0.10%

Chrysler Corp.                              7,200        242,100
----------------------------------------------------------------

BANKING-0.26%

Citicorp                                    6,300        623,700
----------------------------------------------------------------

BEVERAGES (SOFT DRINKS)-0.25%

PepsiCo Inc.                               20,000        592,500
----------------------------------------------------------------

BIOTECHNOLOGY-0.44%

AMGEN, Inc.(a)                              7,000        429,187
----------------------------------------------------------------
Guidant Corp.                              13,500        622,688
----------------------------------------------------------------
                                                       1,051,875
----------------------------------------------------------------

BUILDING MATERIALS-0.10%

Georgia-Pacific Corp.                       3,000        225,000
----------------------------------------------------------------

BUSINESS SERVICES-0.96%

CUC International, Inc.(a)                 18,000        441,000
----------------------------------------------------------------
Diebold, Inc.                               8,700        500,250
----------------------------------------------------------------
Equifax, Inc.                              32,200        957,950
----------------------------------------------------------------
Healthcare COMPARE Corp.(a)                 6,000        264,000
----------------------------------------------------------------
Interim Services Inc.(a)                    1,000         40,000
----------------------------------------------------------------
Olsten Corp.                                3,000         60,000
----------------------------------------------------------------
                                                       2,263,200
----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.33%

Morton International, Inc.                 20,000        787,500
----------------------------------------------------------------

COMPUTER MINI/PCS-1.79%

COMPAQ Computer Corp.(a)                   24,000      1,671,000
----------------------------------------------------------------
Dell Computer Corp.(a)                     11,500        935,812
----------------------------------------------------------------
Gateway 2000, Inc.(a)                      17,000        800,062
----------------------------------------------------------------
Sun Microsystems, Inc.(a)                  13,700        835,700
----------------------------------------------------------------
                                                       4,242,574
----------------------------------------------------------------

COMPUTER NETWORKING-1.04%

Ascend Communications, Inc.(a)             14,000        915,250
----------------------------------------------------------------
Cabletron Systems, Inc.(a)                  8,000        499,000
----------------------------------------------------------------
Cisco Systems, Inc.(a)                      4,000        247,500
----------------------------------------------------------------
3Com Corp.(a)                              12,000        811,500
----------------------------------------------------------------
                                                       2,473,250
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

COMPUTER PERIPHERALS-0.18%

Storage Technology Corp.(a)                 9,800   $    417,725
----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-3.51%

BMC Software, Inc.(a)                       6,700        556,100
----------------------------------------------------------------
Cadence Design Systems, Inc.(a)            11,300        412,450
----------------------------------------------------------------
Ceridian Corp.(a)                          12,000        595,500
----------------------------------------------------------------
Computer Associates International, Inc.    14,000        827,750
----------------------------------------------------------------
Computer Sciences Corp.(a)                  5,200        386,100
----------------------------------------------------------------
Compuware Corp.(a)                         15,900        838,725
----------------------------------------------------------------
Electronic Data Systems Corp.              15,400        693,000
----------------------------------------------------------------
Electronics for Imaging, Inc.(a)              700         50,400
----------------------------------------------------------------
First Data Corp.                            5,000        398,750
----------------------------------------------------------------
Fiserv, Inc.(a)                            11,500        441,312
----------------------------------------------------------------
Mechanical Dynamics, Inc.(a)               27,100        389,562
----------------------------------------------------------------
Microsoft Corp.(a)                          3,000        411,750
----------------------------------------------------------------
Oracle Systems Corp.(a)                     6,000        253,875
----------------------------------------------------------------
Parametric Technology Co.(a)                9,300        454,538
----------------------------------------------------------------
Sterling Commerce, Inc.(a)                 32,500        914,062
----------------------------------------------------------------
Synopsys, Inc.(a)                           5,700        256,500
----------------------------------------------------------------
Wallace Computer Services, Inc.            15,000        440,625
----------------------------------------------------------------
                                                       8,320,999
----------------------------------------------------------------

CONGLOMERATES-1.19%

AlliedSignal Inc.                          13,000        851,500
----------------------------------------------------------------
Loews Corp.                                 5,400        446,175
----------------------------------------------------------------
Textron Inc.                                4,200        372,750
----------------------------------------------------------------
Tyco International Ltd.                    16,400        813,850
----------------------------------------------------------------
U.S. Industries, Inc.(a)                   12,700        342,900
----------------------------------------------------------------
                                                       2,827,175
----------------------------------------------------------------

CONTAINERS-0.15%

Sealed Air Corp.(a)                         9,000        349,875
----------------------------------------------------------------

COSMETICS & TOILETRIES-0.46%

Avon Products, Inc.                        11,000        596,750
----------------------------------------------------------------
Gillette Co. (The)                          6,600        493,350
----------------------------------------------------------------
                                                       1,090,100
----------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-0.50%

Amphenol Corp.(a)                             700         13,912
----------------------------------------------------------------
Checkpoint Systems, Inc.(a)                24,000        537,000
----------------------------------------------------------------
Photon Dynamics, Inc.(a)                    9,400         61,688
----------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)          5,200        157,300
----------------------------------------------------------------
Waters Corp.(a)                            13,500        418,500
----------------------------------------------------------------
                                                       1,188,400
----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.19%

Bear Stearns Companies, Inc.                   90          2,126
----------------------------------------------------------------
Franklin Resources, Inc.                    5,000        352,500
----------------------------------------------------------------
PaineWebber Group Inc.                      4,500        105,750
----------------------------------------------------------------
                                                         460,376
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

FINANCE (CONSUMER CREDIT)-1.54%

Beneficial Corp.                            3,100   $    181,350
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.            9,700        979,700
----------------------------------------------------------------
Federal National Mortgage Association      13,500        528,188
----------------------------------------------------------------
Finova Group, Inc.                          6,000        370,500
----------------------------------------------------------------
Green Tree Financial Corp.                  7,000        277,375
----------------------------------------------------------------
Student Loan Marketing Association          9,300        769,575
----------------------------------------------------------------
SunAmerica, Inc.                            7,200        270,000
----------------------------------------------------------------
T. Rowe Price Associates                    7,700        262,762
----------------------------------------------------------------
                                                       3,639,450
----------------------------------------------------------------

FOOD/PROCESSING-0.40%

ConAgra, Inc.                               6,900        344,138
----------------------------------------------------------------
Dean Foods Co.                             20,500        594,500
----------------------------------------------------------------
                                                         938,638
----------------------------------------------------------------

GAMING-0.17%

International Game Technology              19,500        411,937
----------------------------------------------------------------

HOTELS/MOTELS-0.36%

Hilton Hotels Corp.                        16,000        486,000
----------------------------------------------------------------
Host Marriott Corp.(a)                     23,000        353,625
----------------------------------------------------------------
                                                         839,625
----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.43%

Conseco Inc.                               12,000        642,000
----------------------------------------------------------------
Equitable Companies, Inc.                  16,500        387,750
----------------------------------------------------------------
                                                       1,029,750
----------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY)-1.31%

American International Group, Inc.          3,900        423,638
----------------------------------------------------------------
CIGNA Corp.                                 3,000        391,500
----------------------------------------------------------------
Everest Reinsurance Holdings, Inc.          8,100        206,550
----------------------------------------------------------------
ITT Hartford Group, Inc.                    7,000        441,000
----------------------------------------------------------------
MGIC Investment Corp.                       6,300        432,338
----------------------------------------------------------------
Old Republic International Corp.            9,100        225,225
----------------------------------------------------------------
TIG Holdings, Inc.                          4,200        121,275
----------------------------------------------------------------
Travelers Group, Inc.                      15,800        857,150
----------------------------------------------------------------
                                                       3,098,676
----------------------------------------------------------------

LEISURE & RECREATION-0.40%

Coleman Company, Inc. (The)(a)              3,800         50,350
----------------------------------------------------------------
Harley-Davidson, Inc.                      20,000        902,500
----------------------------------------------------------------
                                                         952,850
----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.05%

Thermo Electron Corp. (a)                   3,000        109,500
----------------------------------------------------------------

MEDICAL (DRUGS)-1.87%

Abbott Laboratories                         6,000        303,750
----------------------------------------------------------------
American Home Products Corp.                6,500        398,125
----------------------------------------------------------------
AmeriSource Health Corp.(a)                 2,000         84,750
----------------------------------------------------------------
Bristol-Myers Squibb Co.                    4,000        423,000
----------------------------------------------------------------
Cardinal Health, Inc.                       4,500        353,250
----------------------------------------------------------------
ICN Pharmaceuticals, Inc.                  11,400        216,600
----------------------------------------------------------------
Johnson & Johnson                           1,000         49,250
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

MEDICAL (DRUGS)-(CONTINUED)

Merck & Co., Inc.                           8,000   $    593,000
----------------------------------------------------------------
Pfizer, Inc.                                2,500        206,875
----------------------------------------------------------------
Pharmacia & UpJohn, Inc.                   11,000        396,000
----------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                  10,300        691,387
----------------------------------------------------------------
Schering-Plough Corp.                       7,400        473,600
----------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)             7,400        246,975
----------------------------------------------------------------
                                                       4,436,562
----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-1.19%

Columbia/HCA Healthcare Corp.              13,650        487,988
----------------------------------------------------------------
HEALTHSOUTH Corp.(a)                       22,000        825,000
----------------------------------------------------------------
Living Centers of America, Inc.(a)          5,000        116,875
----------------------------------------------------------------
MedPartners, Inc.(a)                       23,310        492,424
----------------------------------------------------------------
Quorum Health Group, Inc.(a)               20,100        542,700
----------------------------------------------------------------
Tenet Healthcare Corp.(a)                  16,900        352,788
----------------------------------------------------------------
                                                       2,817,775
----------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS-1.08%

Baxter International Inc.                   4,100        170,662
----------------------------------------------------------------
Becton, Dickinson & Co.                     9,200        400,200
----------------------------------------------------------------
Innovasive Devices, Inc.(a)                24,200        223,850
----------------------------------------------------------------
Medtronic, Inc.                             5,000        321,875
----------------------------------------------------------------
Stryker Corp.                              22,000        654,500
----------------------------------------------------------------
Sybron International Corp.(a)              14,000        407,750
----------------------------------------------------------------
U.S. Surgical Corp.                         8,500        355,938
----------------------------------------------------------------
                                                       2,534,775
----------------------------------------------------------------

NATURAL GAS PIPELINE-0.48%

Columbia Gas System, Inc.                  14,000        850,500
----------------------------------------------------------------
Williams Companies, Inc. (The)              5,500        287,375
----------------------------------------------------------------
                                                       1,137,875
----------------------------------------------------------------

OFFICE AUTOMATION-0.02%

Xerox Corp.                                 1,200         55,650
----------------------------------------------------------------

OFFICE PRODUCTS-0.09%

Reynolds & Reynolds Co.-Class A             8,000        211,000
----------------------------------------------------------------

OIL & GAS (DRILLING)-0.30%

Reading & Bates Corp.(a)                   17,000        488,750
----------------------------------------------------------------
Transocean Offshore Inc.                    3,500        221,375
----------------------------------------------------------------
                                                         710,125
----------------------------------------------------------------

OIL & GAS (SERVICES)-0.40%

Louisiana Land & Exploration Co.            3,400        193,375
----------------------------------------------------------------
NorAm Energy Corp.                         47,600        731,850
----------------------------------------------------------------
                                                         925,225
----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-1.47%

Baker Hughes, Inc.                         23,000        819,375
----------------------------------------------------------------
Coastal Corp.                               8,400        361,200
----------------------------------------------------------------
Cooper Cameron Corp.(a)                     2,500        159,688
----------------------------------------------------------------
Dresser Industries, Inc.                   10,000        328,750
----------------------------------------------------------------
Halliburton Co.                             7,000        396,375
----------------------------------------------------------------
Rowan Companies., Inc.(a)                  25,000        559,375
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

OIL EQUIPMENT & SUPPLIES-(CONTINUED)

Schlumberger Ltd.                           4,300   $    426,238
----------------------------------------------------------------
Tidewater, Inc.                            10,000        437,500
----------------------------------------------------------------
                                                       3,488,501
----------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.20%

Kimberly-Clark Corp.                        5,000        466,250
----------------------------------------------------------------

PUBLISHING-0.23%

New York Times Co.                         11,000        397,375
----------------------------------------------------------------
Times Mirror Co. (The)                      3,200        148,000
----------------------------------------------------------------
                                                         545,375
----------------------------------------------------------------

RETAIL (FOOD & DRUGS)-0.50%

American Stores Co.                        13,000        537,875
----------------------------------------------------------------
Kroger Co. (The)(a)                         9,800        437,325
----------------------------------------------------------------
Safeway, Inc.(a)                            4,600        197,225
----------------------------------------------------------------
                                                       1,172,425
----------------------------------------------------------------

RETAIL (STORES)-2.72%

Consolidated Stores Corp.(a)                4,500        173,812
----------------------------------------------------------------
Dayton-Hudson Corp.                        12,000        415,500
----------------------------------------------------------------
Federated Department Stores, Inc.(a)       15,000        495,000
----------------------------------------------------------------
Gap, Inc. (The)                            12,000        348,000
----------------------------------------------------------------
Home Depot, Inc.                           16,800        919,800
----------------------------------------------------------------
Lowe's Companies, Inc.                     20,800        839,800
----------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                 22,500        787,500
----------------------------------------------------------------
Price/Costco Inc.(a)                        5,200        103,350
----------------------------------------------------------------
Saks Holdings, Inc.(a)                     12,400        434,000
----------------------------------------------------------------
Staples, Inc.(a)                           25,575        476,335
----------------------------------------------------------------
Sysco Corp.                                12,500        425,000
----------------------------------------------------------------
Toys "R" Us, Inc.(a)                       26,000        880,750
----------------------------------------------------------------
Viking Office Products Inc.(a)              5,000        145,625
----------------------------------------------------------------
                                                       6,444,472
----------------------------------------------------------------

SEMICONDUCTORS-0.99%

Altera Corp.(a)                            10,000        620,000
----------------------------------------------------------------
Intel Corp.                                12,000      1,318,500
----------------------------------------------------------------
Texas Instruments, Inc.                     8,500        409,062
----------------------------------------------------------------
                                                       2,347,562
----------------------------------------------------------------

SHOES & RELATED APPAREL-0.38%

Nike Inc. -Class B                         14,400        847,800
----------------------------------------------------------------
Nine West Group, Inc.(a)                    1,200         59,850
----------------------------------------------------------------
                                                         907,650
----------------------------------------------------------------

TELECOMMUNICATIONS-1.76%

ADC Telecommunications, Inc.(a)            15,100      1,032,462
----------------------------------------------------------------
Andrew Corp.(a)                            12,000        585,000
----------------------------------------------------------------
Frontier Corp.                              8,200        237,800
----------------------------------------------------------------
Lucent Technologies Inc.                   14,000        658,000
----------------------------------------------------------------
MFS Communications Co., Inc.(a)            11,300        566,413
----------------------------------------------------------------
Tellabs, Inc.(a)                            3,000        255,375
----------------------------------------------------------------
360 Communications Co.(a)                   1,500         33,938
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

TELECOMMUNICATIONS-(CONTINUED)

Western Wireless Corp.-Class A(a)          13,000   $    214,500
----------------------------------------------------------------
WorldCom, Inc.(a)                          23,600        575,250
----------------------------------------------------------------
                                                       4,158,738
----------------------------------------------------------------

TELEPHONE-0.22%

Cincinnati Bell, Inc.                      10,500        518,437
----------------------------------------------------------------

TEXTILES-0.36%

Fruit of the Loom, Inc.-Class A(a)         13,300        483,787
----------------------------------------------------------------
Liz Claiborne, Inc.                         8,500        359,125
----------------------------------------------------------------
                                                         842,912
----------------------------------------------------------------

TOBACCO-0.93%

Philip Morris Companies, Inc.               7,000        648,375
----------------------------------------------------------------
RJR Nabisco Holdings Corp.                 28,800        831,600
----------------------------------------------------------------
Universal Corp.                             6,800        185,300
----------------------------------------------------------------
UST, Inc.                                  19,000        548,625
----------------------------------------------------------------
                                                       2,213,900
----------------------------------------------------------------
    Total Domestic Common Stocks                      75,685,534
----------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-64.12%

ARGENTINA-1.10%

Banco de Galicia y Buenos Aires S.A.
  de C.V. (Banking)                        28,409        514,913
----------------------------------------------------------------
Perez Companc S.A.-Class B
  (Oil & Gas-Services)                     93,000        590,609
----------------------------------------------------------------
YPF Socidad Anonima-ADR
  (Oil & Gas-Services)                     65,600      1,492,400
----------------------------------------------------------------
                                                       2,597,922
----------------------------------------------------------------

AUSTRALIA-2.38%

National Mutual Holdings Ltd.(a)
  (Insurance-Multi-Line Property)         600,000        856,056
----------------------------------------------------------------
News Corp. Ltd. (The)-ADR
  (Publishing)                             48,000        852,000
----------------------------------------------------------------
QBE Insurance Group Ltd.
  (Insurance-Multi-Line Property)         181,125        959,032
----------------------------------------------------------------
QNI Ltd.
  (Metals-Miscellaneous)                  761,700      1,533,543
----------------------------------------------------------------
Western Mining Corp. Holdings Ltd.
  (Metals-Miscellaneous)                  228,200      1,434,390
----------------------------------------------------------------
                                                       5,635,021
----------------------------------------------------------------

AUSTRIA-0.63%

OMV AG
  (Oil & Gas-Services)                      9,400        920,193
----------------------------------------------------------------
VA Technologie AG
  (Engineering & Construction)              4,100        573,373
----------------------------------------------------------------
                                                       1,493,566
----------------------------------------------------------------

BELGIUM-1.52%

Barco Industries(a)
  (Electronic Components/Miscellaneous)     5,700        937,512
----------------------------------------------------------------
Colruyt S.A.
  (Retail-Food & Drug)                      1,100        474,351
----------------------------------------------------------------
Delhaize-Le Lion S.A.
  (Retail-Food & Drug)                     18,500      1,035,027
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

BELGIUM-(CONTINUED)

UCB S.A.
  (Medical-Drugs)                             520   $  1,146,201
----------------------------------------------------------------
                                                       3,593,091
----------------------------------------------------------------

BRAZIL-0.61%

Telecommuicacoes Brasileiras
  S.A.-Telebras-ADR
  (Telecommunications)                     19,400      1,445,300
----------------------------------------------------------------

CANADA-2.57%

Canadian National Railway Co.
  (Railroads)                              21,000        577,500
----------------------------------------------------------------
Canadian Natural Resources Ltd.(a)
  (Oil & Gas-Exploration &
  Production)                              48,000      1,192,658
----------------------------------------------------------------
Canadian Pacific Ltd.
  (Transportation-Miscellaneous)           43,000      1,085,750
----------------------------------------------------------------
Newbridge Networks Corp.(a)
  (Computer Networking)                    26,000        822,250
----------------------------------------------------------------
Northern Telecom Ltd.
  (Telecommunications)                      7,500        488,437
----------------------------------------------------------------
Suncor, Inc.
  (Oil & Gas-Exploration & Production)     28,000      1,081,182
----------------------------------------------------------------
TELUS Corp.
  (Telecommunications)                     54,000        848,157
----------------------------------------------------------------
                                                       6,095,934
----------------------------------------------------------------

CHILE-0.30%

Compania de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)                7,200        710,100
----------------------------------------------------------------

DENMARK-0.29%

Danisco A/S
  (Food/Processing)                         5,100        292,191
----------------------------------------------------------------
Novo-Nordisk A/S-Class B
  (Medical-Drugs)                           2,450        408,031
----------------------------------------------------------------
                                                         700,222
----------------------------------------------------------------

FRANCE-6.23%

AXA S.A.
  (Insurance-Life & Health)                18,500      1,155,413
----------------------------------------------------------------
Carrefour Supermarche
  (Retail-Food & Drug)                      2,800      1,553,760
----------------------------------------------------------------
Cetelem
  (Finance-Consumer Credit)                 2,100        448,137
----------------------------------------------------------------
Compagnie Generale Des Eaux
  (Water Supply)                            9,700      1,159,257
----------------------------------------------------------------
Elf Aquitaine S.A.
  (Oil & Gas-Services)                     13,500      1,079,472
----------------------------------------------------------------
Essilor International-Compagnie
  Generale d'Optique
  (Medical Instruments/Products)            1,100        289,389
----------------------------------------------------------------
Michelin-Class B
  (Automobile/Trucks Parts & Tires)        10,200        491,795
----------------------------------------------------------------
Pathe S.A.(a)
  (Advertising/Broadcasting)                3,850      1,038,465
----------------------------------------------------------------
Pinault-Printemps-Redoute, S.A.
  (Retail-Stores)                           2,900      1,093,633
----------------------------------------------------------------
Rexel S.A.
  (Electronic Components/Miscellaneous)     2,600        770,465
----------------------------------------------------------------
Rhone-Poulenc-Class A
  (Chemicals)                              21,000        622,298
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

FRANCE-(CONTINUED)

Roussel Uclaf
  (Medical-Drugs)                           2,100   $    555,756
----------------------------------------------------------------
Societe BIC S.A.
  (Office Products)                         8,050      1,207,697
----------------------------------------------------------------
Societe Technip
  (Engineering & Construction)              6,600        576,927
----------------------------------------------------------------
Sodexho S.A.
  (Business Services)                       1,100        531,658
----------------------------------------------------------------
Total S.A.-Class B
  (Oil & Gas-Exploration & Production)     13,100      1,024,683
----------------------------------------------------------------
Valeo S.A.
  (Automobile/Trucks Parts & Tires)        19,400      1,164,190
----------------------------------------------------------------
                                                      14,762,995
----------------------------------------------------------------

GERMANY-3.90%

Adidas A.G.
  (Shoes & Related Apparel)                18,800      1,611,358
----------------------------------------------------------------
Altana A.G.
  (Chemicals)                               1,850      1,478,143
----------------------------------------------------------------
Commerzbank A.G.
  (Banking)                                44,000        984,945
----------------------------------------------------------------
Continental A.G.
  (Automobile/Trucks Parts & Tires)        29,600        517,961
----------------------------------------------------------------
Dresdner Bank A.G.
  (Banking)                                36,000        962,758
----------------------------------------------------------------
Hoechst A.G.
  (Chemicals)                              40,300      1,515,508
----------------------------------------------------------------
SGL Carbon A.G.
  (Metals-Miscellaneous)                    6,000        675,515
----------------------------------------------------------------
SKW Trostberg A.G.
  (Chemicals)                              17,850        520,979
----------------------------------------------------------------
Veba A.G.
  (Electric Power)                         18,000        960,024
----------------------------------------------------------------
                                                       9,227,191
----------------------------------------------------------------

HONG KONG-5.82%

Asia Satellite Telecommunications
  Holdings Ltd.-ADR
  (Telecommunications)(a)                  24,500        655,375
----------------------------------------------------------------
Cheung Kong Holdings Ltd.
  (Real Estate)                           267,000      2,140,917
----------------------------------------------------------------
Citic Pacific Ltd.
  (Banking)                               135,000        656,476
----------------------------------------------------------------
Cosco Pacific Ltd.
  (Transportation-Miscellaneous)        1,560,000      1,492,977
----------------------------------------------------------------
First Pacific Co.
  (Conglomerates)                         901,000      1,240,999
----------------------------------------------------------------
Hang Seng Bank Ltd.
  (Banking)                               166,500      1,975,683
----------------------------------------------------------------
Hong Kong & China Gas Company Ltd.
  (Electric Power)                        579,000      1,018,391
----------------------------------------------------------------
Hong Kong & China Gas Company
  Ltd.-Warrants(a)
  Expiring 1997 (Electric Power)           36,000         13,269
----------------------------------------------------------------
HSBC Holdings PLC
  (Banking)                                93,400      1,902,499
----------------------------------------------------------------
New World Infrastructure Ltd.(a)
  (Building Materials)                    422,000      1,050,607
----------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Real Estate)                           105,600      1,201,831
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

HONG KONG-(CONTINUED)

Varitronix International Ltd.
  (Electronic Components/Miscellaneous)   240,000   $    437,650
----------------------------------------------------------------
                                                      13,786,674
----------------------------------------------------------------

INDONESIA-1.19%

PT Bank Internasional Indonesia
  (Banking)                               439,000        706,757
----------------------------------------------------------------
PT Hanjaya Mandala Sampoerna
  (Tobacco)                               172,000      1,598,678
----------------------------------------------------------------
PT Indosat
  (Telecommunications)                     84,500        255,753
----------------------------------------------------------------
PT Indosat-ADR
  (Telecommunications)                      9,050        272,631
----------------------------------------------------------------
                                                       2,833,819
----------------------------------------------------------------

IRELAND-0.11%

Elan Corp. PLC-ADR(a)
  (Medical-Drugs)                           9,200        255,300
----------------------------------------------------------------

ISRAEL-0.58%

ECI Telecommunications Ltd.
  (Computer Networking)                    14,000        280,000
----------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Medical-Drugs)                          26,500      1,109,687
----------------------------------------------------------------
                                                       1,389,687
----------------------------------------------------------------

ITALY-2.54%

Edison S.p.A.
  (Electric Power)                        187,000      1,114,111
----------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A
  (Oil & Gas-Exploration & Production)    290,000      1,387,106
----------------------------------------------------------------
Fila Holding S.p.A.-ADR
  (Retail-Stores)                           5,400        388,800
----------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A.
  (Banking)                                48,700        385,748
----------------------------------------------------------------
Parmalat Finanziaria S.p.A
  (Food/Processing)                       620,000        886,473
----------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications)                    460,000        948,504
----------------------------------------------------------------
Telecom Italia S.p.A.
  (Telecommunications)                    410,000        916,757
----------------------------------------------------------------
                                                       6,027,499
----------------------------------------------------------------

JAPAN-10.54%

Alpine Electronics Inc.
  (Electronic Components/Miscellaneous)    57,000        901,146
----------------------------------------------------------------
Amada Co., Ltd.
  (Building Materials-Tools)               89,000        766,062
----------------------------------------------------------------
Bridgestone Corp.
  (Automobile/Trucks Parts & Tires)        82,000      1,382,811
----------------------------------------------------------------
Canon, Inc.
  (Office Automation)                      79,000      1,512,626
----------------------------------------------------------------
Daiichi Corp.
  (Electronic Components/Miscellaneous)    28,300        668,631
----------------------------------------------------------------
DDI Corp.
  (Telecommunications)                        180      1,351,719
----------------------------------------------------------------
Honda Motor Co.
  (Automobile-Manufacturers)               73,000      1,743,973
----------------------------------------------------------------
Ibiden Co. Ltd.
  (Building Materials)                     87,000        809,978
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE
JAPAN-(CONTINUED)

Jusco Co.
  (Retail-Stores)                          45,000   $  1,335,910
----------------------------------------------------------------
Komatsu Ltd.
  (Machinery-Heavy)                       139,000      1,137,833
----------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd.
  (Electronic Components-Miscellaneous)    61,000        975,100
----------------------------------------------------------------
Nippon Television Network
  (Advertising/Broadcasting)                2,050        594,177
----------------------------------------------------------------
Nomura Securities Co., Ltd.
  (Finance-Asset Management)               68,000      1,122,832
----------------------------------------------------------------
NSK Ltd.
  (Metals-Miscellaneous)                   92,000        609,266
----------------------------------------------------------------
NTT Data Communications Systems Co.
  (Computer Software/Services)                470      1,391,155
----------------------------------------------------------------
Okuma Corp.(a)
  (Machine Tools)                          78,000        746,739
----------------------------------------------------------------
Ricoh Co., Ltd.
  (Office Automation)                     124,000      1,230,688
----------------------------------------------------------------
Shizuoka Bank
  (Banking)                                40,000        456,721
----------------------------------------------------------------
SMC
  (Machinery-Miscellaneous)                 6,800        440,771
----------------------------------------------------------------
Sony Corp.
  (Electronic Components/Miscellaneous)    19,900      1,193,773
----------------------------------------------------------------
Sumitomo Heavy Industries, Ltd.(a)
  (Machinery-Heavy)                       250,000        880,506
----------------------------------------------------------------
TDK Corp.
  (Electronic Components/Miscellaneous)    22,000      1,290,765
----------------------------------------------------------------
Toyota Motor Corp.
  (Automobile-Manufacturers)               39,000        921,435
----------------------------------------------------------------
Yamaha Corp.
  (Electronic Components/Miscellaneous)    48,000        729,349
----------------------------------------------------------------
Yamatake-Honeywell
  (Airlines)                               45,000        754,908
----------------------------------------------------------------
                                                      24,948,874
----------------------------------------------------------------

MALAYSIA-1.17%

Commerce Asset Holdings Berhad
  (Finance-Asset Management)               93,000        607,362
----------------------------------------------------------------
Edaran Otomobil Nasional Berhad
  (Automobile-Manufacturers)               70,000        653,869
----------------------------------------------------------------
Malayan Banking Berhad
  (Banking)                               109,000      1,078,567
----------------------------------------------------------------
YTL Corp. Berhad
  (Engineering & Construction)             82,000        441,401
----------------------------------------------------------------
                                                       2,781,199
----------------------------------------------------------------

MEXICO-1.26%

Grupo Industrial Maseca, S.A. de
  C.V.-Class B
  (Food/Processing)                     1,181,000      1,437,036
----------------------------------------------------------------
Grupo Televisa S.A.-GDR(a)
  (Advertising/Broadcasting)               22,000        577,500
----------------------------------------------------------------
Panamerican Beverages, Inc.
  (Beverages-Soft Drinks)                  22,400        977,200
----------------------------------------------------------------
                                                       2,991,736
----------------------------------------------------------------

NETHERLANDS-3.32%

Akzo Nobel
  (Conglomerates)                           5,900        743,455
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

NETHERLANDS-(CONTINUED)

Elsevier N.V.
  (Publishing)                             23,000   $    382,271
----------------------------------------------------------------
Getronics N.V.
  (Computer Software/Services)             41,000      1,007,662
----------------------------------------------------------------
Gucci Group N.V.-New York Shares-ADR
  (Textiles)                               12,000        828,000
----------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food & Drug)                     10,200        595,155
----------------------------------------------------------------
Nutricia Verenigde Bedrijven N.V.
  (Food/Processing)                        13,000      1,823,540
----------------------------------------------------------------
Oce-Van Der Grinten N.V.
  (Office Automation)                       7,000        746,744
----------------------------------------------------------------
Royal Dutch Petroleum Co.
  (Oil & Gas-Services)                      6,600      1,089,951
----------------------------------------------------------------
Ver Ned Uitgevuer Bezit N.V.
  (Publishing)                             15,500        281,370
----------------------------------------------------------------
Wolters Kluwer N.V.
  (Publishing)                              2,850        366,349
----------------------------------------------------------------
                                                       7,864,497
----------------------------------------------------------------

NORWAY-0.09%

UNI Storebrand A.S.(a)
  (Insurance-Multi-Line Property)          35,000        205,147
----------------------------------------------------------------
PHILIPPINES-0.92%
C & P Homes, Inc.
  (Homebuilding)                          954,000        435,616
----------------------------------------------------------------
Filinvest Land Inc.(a)
  (Real Estate)                         1,031,700        349,396
----------------------------------------------------------------
Metro Pacific Corp.
  (Conglomerates)                       2,309,000        562,314
----------------------------------------------------------------
Metropolitan Bank & Trust Co.
  (Banking)                                14,375        317,256
----------------------------------------------------------------
Southeast Asia Cement Holdings, Inc.(a)
  (Building Materials)                  5,300,000        504,186
----------------------------------------------------------------
                                                       2,168,768
----------------------------------------------------------------

PORTUGAL-0.19%

Portugal Telecom S.A.(a)
  (Telecommunications)                     17,000        442,078
----------------------------------------------------------------
SINGAPORE-1.61%
Cerebos Pacific Ltd.
  (Food/Processing)                        82,000        634,576
----------------------------------------------------------------
City Developments Ltd.
  (Real Estate)                           129,000      1,016,613
----------------------------------------------------------------
DBS Land Ltd.
  (Real Estate)                           416,000      1,311,353
----------------------------------------------------------------
Overseas Union Bank Ltd.
  (Banking)                               125,000        851,970
----------------------------------------------------------------
                                                       3,814,512
----------------------------------------------------------------

SOUTH AFRICA-0.76%

De Beers Centenary A.G.
  (Gold & Silver Mining)                   28,000        826,425
----------------------------------------------------------------
Sasol Ltd.
  (Oil & Gas-Exploration &
  Production)                              80,100        977,246
----------------------------------------------------------------
                                                       1,803,671
----------------------------------------------------------------



                                                       MARKET
                                         SHARES        VALUE

SPAIN-1.52%

Empresa Nacional de Electricidad, S.A.
  (Electric Power)                         23,100   $  1,413,935
----------------------------------------------------------------
Iberdrola S.A.
  (Electric Power)                         77,000        817,704
----------------------------------------------------------------
Repsol S.A.
  (Oil & Gas-Services)                      8,300        270,931
----------------------------------------------------------------
Telefonica De Espana
  (Telecommunications)                     54,400      1,091,453
----------------------------------------------------------------
                                                       3,594,023
----------------------------------------------------------------

SWEDEN-1.78%

Astra AB-Class A
  (Medical-Drugs)                           7,550        346,746
----------------------------------------------------------------
Astra AB-B Shares
  (Medical-Drugs)                           2,500        114,056
----------------------------------------------------------------
Autoliv AB
  (Automobile/Trucks Parts & Tires)        30,600      1,298,326
----------------------------------------------------------------
Hennes & Mauritz AB-B Shares
  (Retail-Stores)                          10,300      1,364,311
----------------------------------------------------------------
Securitas AB
  (Security & Safety Services)             18,300        473,106
----------------------------------------------------------------
Telefonaktiebolaget L.M. Ericsson-ADR
  (Telecommunications)                     22,000        607,750
----------------------------------------------------------------
                                                       4,204,295
----------------------------------------------------------------

SWITZERLAND-0.88%

Ciba-Geigy A.G.
  (Chemicals)                                 650        800,672
----------------------------------------------------------------
Sandoz A.G.
  (Chemicals)                                 700        809,098
----------------------------------------------------------------
Swissair A.G.(a)
  (Airlines)                                  600        467,563
----------------------------------------------------------------
                                                       2,077,333
----------------------------------------------------------------

THAILAND-0.56%

Bank of Ayudhya Ltd.
  (Banking)                                11,400         32,642
----------------------------------------------------------------
Krung Thai Bank PLC
  (Banking)                               230,000        622,475
----------------------------------------------------------------
Siam Commercial Bank PLC Co. Ltd.
  (Banking)                                21,900        199,286
----------------------------------------------------------------
Thai Farmers Bank PLC
  (Banking)                                40,900        312,826
----------------------------------------------------------------
Thai Farmers Bank PLC-Rights(a)
  (Banking)                                 5,163          2,695
----------------------------------------------------------------
Total Access Communication PLC
  (Telecommunications)                     20,000        138,000
----------------------------------------------------------------
                                                       1,307,924
----------------------------------------------------------------

UNITED KINGDOM-9.75%

Airtours PLC
  (Leisure & Recreation)                   56,000        594,271
----------------------------------------------------------------
Argos PLC
  (Retail-Stores)                          22,680        284,792
----------------------------------------------------------------
B.A.T. Industries PLC
  (Conglomerates)                         182,000      1,267,839
----------------------------------------------------------------
Barclays PLC
  (Finance-Consumer Credit)                72,000      1,129,102
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

Bass PLC
  (Beverages-Alcoholic)                    24,000   $    307,813
----------------------------------------------------------------
British Aerospace PLC
  (Aerospace/Defense)                      32,000        606,771
----------------------------------------------------------------
British Petroleum Co. PLC
  (Oil & Gas-Services)                     31,000        333,512
----------------------------------------------------------------
Burton Group PLC
  (Retail-Stores)                         473,000      1,149,011
----------------------------------------------------------------
Caradon PLC
  (Building & Materials)                  136,000        534,570
----------------------------------------------------------------
Compass Group PLC
  (Food Processing)                        59,200        586,797
----------------------------------------------------------------
Danka Business Systems PLC-ADR
  (Office Automation)                      16,100        637,962
----------------------------------------------------------------
Dixons Group PLC
  (Retail-Stores)                         164,000      1,469,434
----------------------------------------------------------------
FKI PLC
  (Conglomerates)                         155,000        529,785
----------------------------------------------------------------
General Electric Co. PLC
  (Electronic
  Components/Miscellaneous)               160,000        988,281
----------------------------------------------------------------
GKN PLC
  (Automobile/Trucks Parts & Tires)        39,000        733,154
----------------------------------------------------------------
Granada Group PLC
  (Leisure & Recreation)                  101,400      1,458,120
----------------------------------------------------------------
Kingfisher PLC
  (Retail-Stores)                          46,800        497,402
----------------------------------------------------------------
Marks & Spencer PLC
  (Retail-Stores)                         110,000        923,828
----------------------------------------------------------------
Medeva PLC
  (Medical-Drugs)                          67,200        288,750
----------------------------------------------------------------
MFI Furniture Group PLC
  (Retail-Stores)                         355,000      1,155,599
----------------------------------------------------------------
Next PLC
  (Retail-Stores)                          77,000        701,823
----------------------------------------------------------------
NFC PLC
  (Transportation-Miscellaneous)          325,000      1,015,625
----------------------------------------------------------------
Peninsular and Oriental Steam
  Navigation Co. (The)
  (Transportation-Miscellaneous)           56,000        550,065
----------------------------------------------------------------
Provident Financial PLC
  (Finance-Consumer Credit)               137,400      1,029,829
----------------------------------------------------------------
Rentokil Group PLC
  (Business Services)                     100,000        671,387
----------------------------------------------------------------
Siebe PLC
  (Electronic
  Components/Miscellaneous)                75,000      1,176,757
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

SmithKline Beecham PLC-ADR
  (Medical-Drugs)                           7,000   $    438,375
----------------------------------------------------------------
Smiths Industries PLC
  (Electronic/Defense)                     30,000        400,390
----------------------------------------------------------------
Standard Chartered PLC
  (Finance-Asset Management)               41,500        447,826
----------------------------------------------------------------
WPP Group PLC
  (Advertising/Broadcasting)              316,000      1,172,655
----------------------------------------------------------------
                                                      23,081,525
----------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                               151,839,903
----------------------------------------------------------------

                                       PRINCIPAL
                                       AMOUNT(b)

CONVERTIBLE BONDS-0.32%

Boston Chicken Inc.,
  Conv. Liquid Yield Option Notes,
  (Restaurants)(c) 8.00%, 06/01/15     $2,310,000        747,863
----------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN BONDS
  & NOTES-0.45%

BERMUDA-0.11%

MBL Intl. Finance Bermuda,
  Conv. Yankee Bonds, (Banking)
  3.00%, 11/30/02                         230,000        257,025
----------------------------------------------------------------

JAPAN-0.34%

Sumitomo Bank,
  Conv. American Depository Notes,
  (Banking)
  0.75%, 05/31/01                         850,000        811,750
----------------------------------------------------------------
    Total U.S. Dollar Denominated
      Foreign Bonds & Notes                            1,068,775
----------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED FOREIGN
  BONDS & NOTES

ITALY-0.47%

Pirelli S.p.A.,
  Conv. Bonds, (Automobile/Trucks
  Parts & Tires)
  5.00%, 12/31/98               ITL 1,591,686,200      1,114,810
----------------------------------------------------------------
REPURCHASE AGREEMENTS-2.73%(d)
Daiwa Securities America Inc., 5.53%,
  11/01/96(e)                             490,720        490,720
----------------------------------------------------------------
Dresdner Securities, Inc.,
  5.54%,11/01/96(f)                     6,000,000      6,000,000
----------------------------------------------------------------
    Total Repurchase Agreements                        6,490,720
----------------------------------------------------------------
TOTAL INVESTMENTS-100.05%                            236,947,605
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(0.05)%                  (128,433)
----------------------------------------------------------------
NET ASSETS-100.00%                                  $236,819,172
================================================================

Abbreviations:

ADR  - American Depository Receipt
Conv. - Convertible
GDR  - Global Depository Receipt
NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Principal in U.S. Dollars unless otherwise indicated.
(c) Zero coupon bond. The interest rate shown represents the rate of original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(f) Joint repurchase agreement entered into 10/31/96 with a maturing value of $200,030,778. Collateralized by $198,651,000 U.S. Treasury obligations, 4.75% to 9.25% due 11/30/97 to 06/30/99.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $213,861,105)                            $  236,947,605
---------------------------------------------------------
Foreign currencies, at market value
  (cost $4,942,871)                             4,930,741
---------------------------------------------------------
Receivables for:
---------------------------------------------------------
  Investments sold                              1,868,600
---------------------------------------------------------
  Capital stock sold                            1,751,250
---------------------------------------------------------
  Dividends and interest                          313,510
---------------------------------------------------------
Investment for deferred compensation
  plan                                              6,352
---------------------------------------------------------
Other assets                                       93,073
---------------------------------------------------------
         Total assets                         245,911,131
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         8,304,055
---------------------------------------------------------
  Capital stock reacquired                        286,359
---------------------------------------------------------
  Deferred compensation                             6,352
---------------------------------------------------------
Accrued advisory fees                             166,733
---------------------------------------------------------
Accrued administrative services fees                6,070
---------------------------------------------------------
Accrued distribution fees                         158,740
---------------------------------------------------------
Accrued transfer agent fees                        61,830
---------------------------------------------------------
Accrued operating expenses                        101,820
---------------------------------------------------------
         Total liabilities                      9,091,959
---------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING                              $  236,819,172
=========================================================

NET ASSETS:

  Class A                                  $  114,971,030
=========================================================
  Class B                                  $  121,848,142
=========================================================

CAPITAL STOCK, $.001 PAR VALUE PER
  SHARE:

Class A:
  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                   8,098,028
=========================================================
Class B:
  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                   8,673,120
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        14.20
=========================================================
  Offering price per share:
    (Net asset value divided by 95.25%)    $        14.91
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        14.05
=========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1996

INVESTMENT INCOME:

Dividends (net of $205,662 foreign
  withholding tax)                           $ 1,943,751
--------------------------------------------------------
Interest                                         511,628
--------------------------------------------------------
      Total investment income                  2,455,379
--------------------------------------------------------

EXPENSES:

Advisory fees                                  1,163,814
--------------------------------------------------------
Administrative services fees                      78,151
--------------------------------------------------------
Directors' fees                                    6,855
--------------------------------------------------------
Distribution fees -- Class A                     352,082
--------------------------------------------------------
Distribution fees -- Class B                     663,802
--------------------------------------------------------
Custodian fees                                   229,188
--------------------------------------------------------
Transfer agent fees -- Class A                   178,789
--------------------------------------------------------
Transfer agent fees -- Class B                   217,959
--------------------------------------------------------
Other                                            127,009
--------------------------------------------------------
      Total expenses                           3,017,649
--------------------------------------------------------
Less: Expenses assumed by advisor                (11,719)
--------------------------------------------------------
    Expenses paid indirectly                      (2,151)
--------------------------------------------------------
      Net expenses                             3,003,779
--------------------------------------------------------
Net investment income (loss)                    (548,400)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                         (348,630)
--------------------------------------------------------
  Foreign currencies                               7,538
--------------------------------------------------------
  Futures contracts                             (262,996)
--------------------------------------------------------
                                                (604,088)
--------------------------------------------------------
Net unrealized appreciation
  (depreciation) of:
  Investment securities                       20,104,008
--------------------------------------------------------
  Foreign currencies                             (71,876)
--------------------------------------------------------
                                              20,032,132
--------------------------------------------------------
Net gain on investment securities, foreign
  currencies and futures contracts            19,428,044
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $18,879,644
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1996

                                                                                               1996              1995
OPERATIONS:

  Net investment income (loss)                                                             $   (548,400)     $    (83,769)
-------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities, foreign currencies and
    futures contracts                                                                          (604,088)          945,395
-------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and foreign currencies                20,032,132         2,866,448
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                     18,879,644         3,728,074
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income -- Class A                                  --            (2,116)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
    Class A                                                                                    (516,173)               --
-------------------------------------------------------------------------------------------------------------------------
    Class B                                                                                    (413,018)               --
-------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                                                  81,693,730        18,511,217
-------------------------------------------------------------------------------------------------------------------------
    Class B                                                                                  96,263,897        14,304,173
-------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets                                                                195,908,080        36,541,348
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                                        40,911,092         4,369,744
-------------------------------------------------------------------------------------------------------------------------
  End of period                                                                            $236,819,172      $ 40,911,092
=========================================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                               $214,452,461      $ 37,047,643
-------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                      7,538                --
-------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of investment securities, foreign
    currencies and futures contracts                                                           (662,207)          874,201
-------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and foreign currencies                    23,021,380         2,989,248
-------------------------------------------------------------------------------------------------------------------------
                                                                                           $236,819,172      $ 40,911,092
=========================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four separate series portfolios: AIM Global Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers two different classes of shares: Class A shares and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objectives by investing in a portfolio of global equity securities of selected companies which are considered by AIM to have strong earnings momentum.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--Except as provided in the next sentence, a security listed or traded on an exchange is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices on valuation date. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996, undistributed net investment income was increased by $555,938, paid-in capital reduced by $552,809 and undistributed net realized gains reduced by $3,129 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $630,387 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004.
F. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
G. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. During the year ended October 31, 1996, AIM assumed expenses of the Fund in the amount of $11,719.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $78,151 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1996, AFS was paid $216,804 for such services.
  The Fund received reductions in transfer agency fees of $1,895 from dividends received on balances in cash management bank accounts. In addition, the Fund incurred expenses of $256 for pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction in the Fund's total expenses of $2,151 during the year ended October 31, 1996.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Company has adopted distribution Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors an annual rate of 0.50% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs. Of the total compensation payable, a service fee of 0.25% is paid to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $352,082 and $663,802, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $388,799 from the sales of the Class A shares of the Fund during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1996, AIM Distributors received commissions of $14,106 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1996, the Fund incurred legal fees of $3,146 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $300,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1996 was $279,290,655 and $103,514,524, respectively.
The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1996 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $27,999,861
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (4,954,987)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $23,044,874
=========================================================

Cost of investments for tax purposes is $213,902,731.

NOTE 6-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1996 and 1995 were as follows:

                                                                                 1996                             1995
                                                                     ----------------------------      --------------------------
                                                                       SHARES           AMOUNT          SHARES          AMOUNT
                                                                     ----------      ------------      ---------      -----------
Sold:
  Class A                                                             7,117,057      $ 94,636,553      1,836,306      $20,814,602
------------------------------------------------------------------   ----------      ------------      ---------      -----------
  Class B                                                             7,683,810       101,786,913      1,403,515       15,741,389
------------------------------------------------------------------   ----------      ------------      ---------      -----------
Issued as reinvestment of distributions:
  Class A                                                                36,930           453,130            171            1,642
------------------------------------------------------------------   ----------      ------------      ---------      -----------
  Class B                                                                31,124           379,711             --               --
------------------------------------------------------------------   ----------      ------------      ---------      -----------
Reacquired:
  Class A                                                              (983,830)      (13,395,953)      (210,976)      (2,305,027)
------------------------------------------------------------------   ----------      ------------      ---------      -----------
  Class B                                                              (441,521)       (5,902,727)      (128,718)      (1,437,216)
------------------------------------------------------------------   ----------      ------------      ---------      -----------
                                                                     13,443,570      $177,957,627      2,900,298      $32,815,390
==================================================================   ==========      ============      =========      ===========

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share and a Class B share outstanding during each of the years in the two-year period ended October 31, 1996 and the period September 15, 1994 (date operations commenced) through October 31, 1994.

                                                                                   1996             1995            1994
                                                                                 ---------        --------        --------
CLASS A:
Net asset value, beginning of period                                             $   12.32        $  10.23        $  10.00
-----------------------------------------------------------------------------    ---------        --------        --------
Income from investment operations:
  Net investment income (loss)                                                       (0.01)          (0.02)              -
-----------------------------------------------------------------------------    ---------        --------        --------
  Net gains on securities (both realized and unrealized)                              2.11            2.11            0.23
-----------------------------------------------------------------------------    ---------        --------        --------
    Total from investment operations                                                  2.10            2.09            0.23
-----------------------------------------------------------------------------    ---------        --------        --------
Less distributions:
  Dividends from net investment income                                                   -          (0.004)              -
-----------------------------------------------------------------------------    ---------        --------        --------
  Distributions from net realized capital gains                                      (0.22)              -               -
-----------------------------------------------------------------------------    ---------        --------        --------
    Total distributions                                                              (0.22)         (0.004)              -
-----------------------------------------------------------------------------    ---------        --------        --------
Net asset value, end of period                                                   $   14.20        $  12.32        $  10.23
=============================================================================    =========        ========        ========
Total return(a)                                                                      17.26%          20.48%           2.30%
=============================================================================    =========        ========        ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                         $ 114,971        $ 23,754        $  3,093
=============================================================================    =========        ========        ========
Ratio of expenses to average net assets(b)                                            1.93%(c)(d)     2.12%           1.95%(e)
=============================================================================    =========        ========        ========
Ratio of net investment income (loss) to average net assets(f)                       (0.13)%(c)      (0.28)%          0.10%(e)
=============================================================================    =========        ========        ========
Portfolio turnover rate                                                                 82%             79%              6%
=============================================================================    =========        ========        ========
Average brokerage commission rate(g)                                             $  0.0234             N/A             N/A
=============================================================================    =========        ========        ========

(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(b) After fee waivers and expense reimbursements. Ratios of expenses to average net assets before fee waivers and expense reimbursements are 1.94%, 2.98% and 5.67% (annualized), respectively for 1996, 1995 and 1994.

(c) Ratios are based on average net assets of $70,416,375.

(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.

(e) Annualized.

(f) After fee waivers and expense reimbursements. Ratios of net investment income (loss) to average net assets before fee waivers and expense reimbursements are (0.14)%, (1.14)% and (3.63)% (annualized), respectively for 1996, 1995 and 1994.

(g) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                                                                                   1996             1995            1994
                                                                                 ---------        --------        --------
CLASS B:
Net asset value, beginning of period                                             $   12.26        $  10.22        $  10.00
-----------------------------------------------------------------------------    ---------        --------        --------
Income from investment operations:
  Net investment income (loss)                                                       (0.05)          (0.04)              -
-----------------------------------------------------------------------------    ---------        --------        --------
  Net gains on securities (both realized and unrealized)                              2.06            2.08            0.22
-----------------------------------------------------------------------------    ---------        --------        --------
    Total from investment operations                                                  2.01            2.04            0.22
-----------------------------------------------------------------------------    ---------        --------        --------
Less distributions:
  Distributions from net realized capital gains                                      (0.22)              -               -
-----------------------------------------------------------------------------    ---------        --------        --------
    Total distributions                                                              (0.22)              -               -
-----------------------------------------------------------------------------    ---------        --------        --------
Net asset value, end of period                                                   $   14.05        $  12.26        $  10.22
=============================================================================    =========        ========        ========
Total return(a)                                                                      16.60%          19.96%           2.20%
=============================================================================    =========        ========        ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                         $ 121,848        $ 17,157        $  1,277
=============================================================================    =========        ========        ========
Ratio of expenses to average net assets(b)                                            2.48%(c)(d)     2.64%           2.51%(e)
=============================================================================    =========        ========        ========
Ratio of net investment income (loss) to average net assets(f)                       (0.69)%(c)      (0.79)%         (0.47)%(e)
=============================================================================    =========        ========        ========
Portfolio turnover rate                                                                 82%             79%              6%
=============================================================================    =========        ========        ========
Average brokerage commission rate(g)                                             $  0.0234             N/A             N/A
=============================================================================    =========        ========        ========

(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(b) After fee waivers and expense reimbursements. Ratios of expenses to average net assets before fee waivers and expense reimbursements are 2.49%, 3.38% and 6.20% (annualized), respectively for 1996, 1995 and 1994.

(c) Ratios are based on average net assets of $66,380,227.

(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.

(e) Annualized.

(f) After fee waivers and expense reimbursements. Ratios of net investment income (loss) to average net assets before fee waivers and expense reimbursements are (0.69)%, (1.54)% and (4.16)% (annualized), respectively for 1996, 1995 and 1994.

(g) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

NOTE 8-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

                     INDEPENDENT AUDITORS' REPORT

                     To the Board of Directors and Shareholders of AIM International Funds, Inc.:

                     We have audited the accompanying statement of assets and liabilities of AIM Global Income Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, and for the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of AIM Global Income Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                                      /s/ KPMG PEAT MARWICK LLP
                                                          KPMG Peat Marwick LLP

                     Houston, Texas
                     December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                       PRINCIPAL       MARKET
                                       AMOUNT(a)       VALUE
U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS & NOTES-37.45%

ADVERTISING/BROADCASTING-1.63%

SFX Broadcasting, Inc.
  Sr. Sub. Notes, 10.75%
  05/15/06                            $    200,000  $    205,000
----------------------------------------------------------------
Sinclair Broadcast Group,
  Sr. Sub. Notes, 10.00%
  09/30/05                                 100,000        97,000
----------------------------------------------------------------
Time Warner Inc.,
  Deb., 6.85% 01/15/26                     125,000       122,333
----------------------------------------------------------------
  Notes, 8.18% 08/15/07                    200,000       205,810
----------------------------------------------------------------
                                                         630,143
----------------------------------------------------------------

AIRLINES-0.76%

Airplanes Pass Through Trust,
  Sub. Bonds, 10.875% 03/15/19             230,000       250,987
----------------------------------------------------------------
Greenwich Air Services Inc.,
  Sr. Notes, 10.50% 06/01/06                40,000        41,800
----------------------------------------------------------------
                                                         292,787
----------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES-0.16%

CSK Auto Inc.,
  Sr. Sub. Notes, 11.00%
  11/01/06
  (acquired 10/23/96; cost
  $60,000)(b)                               60,000        61,050
----------------------------------------------------------------

BANKING-1.74%

First Union Bancorp,
  Sub. Deb., 7.50% 04/15/35                200,000       209,990
----------------------------------------------------------------
Royal Bank of Scotland,
  Yankee Bond, 6.375% 02/01/11             500,000       463,710
----------------------------------------------------------------
                                                         673,700
----------------------------------------------------------------

BEVERAGES-1.55%

Coca Cola Enterprises,
  Notes, 7.24% 06/20/20(c)               3,113,000       598,878
----------------------------------------------------------------

CABLE TELEVISION-2.45%

CAI Wireless Systems Inc.,
  Sr. Notes, 12.25% 09/15/02                40,000        38,800
----------------------------------------------------------------
Comcast UK Cable,
  Yankee Unsec. Sr. Disc. Deb.,
  11.20% 11/15/07(d)                       400,000       258,000
----------------------------------------------------------------
Fundy Cable Ltd.,
  Yankee Bonds, 11.00% 11/15/05             30,000        31,350
----------------------------------------------------------------
Kabelmedia Holdings GMBH,
  Yankee Unsec. Sr. Disc. Notes,
  13.625% 08/01/06(d)                      200,000       109,500
----------------------------------------------------------------
Rifkin Acquisition Partners
  L.P.,
  Sr. Sub. Notes, 11.125%
  01/15/06                                  40,000        40,800
----------------------------------------------------------------
Telewest PLC,
  Yankee Sr. Disc. Deb.,
  11.00% 10/01/07(d)                        50,000        31,876
----------------------------------------------------------------
United International Holdings
  Inc.,
  Sec. Sr. Disc. Notes, 11/15/99
  12.99%(d)                                200,000       138,000
----------------------------------------------------------------
Viacom Inc.,
  Sr. Notes, 7.75% 06/01/05                100,000        97,053
----------------------------------------------------------------
Wireless One Inc.,
  Units, 13.00% 10/15/03(e)                200,000       203,000
----------------------------------------------------------------
                                                         948,379
----------------------------------------------------------------

                                       PRINCIPAL       MARKET
                                       AMOUNT(a)       VALUE

CHEMICALS-1.38%

BPC Holding Corp.,
  Sr. Notes, 12.50% 06/15/06          $    100,000  $    105,250
----------------------------------------------------------------
Crain Industries,
  Sr. Sub. Notes, 13.50%
  08/15/05                                  40,000        44,600
----------------------------------------------------------------
Laroche Industries,
  Sr. Sub Notes, 13.00% 08/15/04           100,000       108,000
----------------------------------------------------------------
Polymer Group Inc.,
  Sr. Notes, 12.25% 07/15/02               200,000       218,000
----------------------------------------------------------------
Sterling Chemicals Inc.,
  Unsec. Sr. Sub. Notes, 11.75%
  08/15/06                                  60,000        60,600
----------------------------------------------------------------
                                                         536,450
----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.27%

Printpack Inc.,
  Sr. Sub. Notes, 10.625%
  08/15/06(b)
  (acquired 08/15/96-09/04/96;
  cost $100,500)                           100,000       103,250
----------------------------------------------------------------

CONSUMER NON-DURABLES-0.27%

Hines Horticulture Inc.,
  Sr. Sub Notes, 11.75% 10/15/05           100,000       105,500
----------------------------------------------------------------

CONTAINERS-0.35%

Ivex Packaging,
  Sr. Sub. Notes, 12.50%
  12/15/02                                  10,000        10,750
----------------------------------------------------------------
Owens-Illinois Inc.,
  Sr. Sub. Notes, 10.50%
  06/15/02                                  50,000        52,126
----------------------------------------------------------------
Riverwood International,
  Unsec. Sr. Sub. Notes,
  10.875% 04/01/08                          80,000        73,200
----------------------------------------------------------------
                                                         136,076
----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-2.12%

Associates Corp.,
  Deb., 7.95% 02/15/10                     100,000       110,246
----------------------------------------------------------------
Household Finance Co.,
  Notes, 7.125% 09/01/05                   700,000       709,521
----------------------------------------------------------------
                                                         819,767
----------------------------------------------------------------

FOOD PROCESSING-0.60%

Chiquita Brands International
  Inc.,
  Unsec. Sr. Notes, 10.25%
  11/01/06                                  80,000        82,400
----------------------------------------------------------------
International Home Foods,
  Sr. Sub. Notes, 10.375%
  11/01/06(b)
  (acquired 10/29/96; cost
  $50,000)                                  50,000        50,500
----------------------------------------------------------------
Pilgrim's Pride Corp.,
  Sr. Sub. Notes, 10.875%
  08/01/03                                 100,000        99,250
----------------------------------------------------------------
                                                         232,150
----------------------------------------------------------------

FOREIGN GOVERNMENT-0.81%

Province of Manitoba,
  Yankee Bonds, 7.75% 07/17/16             300,000       314,703
----------------------------------------------------------------

GAMING-1.57%

Aztar Corp.,
  Sr. Sub. Notes, 11.00%
  10/01/02                                  30,000        28,200
----------------------------------------------------------------
Casino America Inc.,
  Gtd. Sr. Notes, 12.50%
  08/01/03                                 200,000       205,500
----------------------------------------------------------------
Coast Hotel & Casino,
  First Mortgage Notes, 13.00%
  12/15/02                                  70,000        75,250
----------------------------------------------------------------

                                       PRINCIPAL       MARKET
                                       AMOUNT(a)       VALUE

GAMING-(CONTINUED)

Harvey Casinos Resorts,
  Unsec. Sr. Sub. Notes,
  10.625% 06/01/06                    $    100,000  $    104,750
----------------------------------------------------------------
Showboat Marina,
  First Mortgage Notes, 13.50%
  03/15/03                                 100,000       107,500
----------------------------------------------------------------
Trump Atlantic City,
  First Mortgage Notes, 11.25%
  05/01/06                                  90,000        85,050
----------------------------------------------------------------
                                                         606,250
----------------------------------------------------------------

HOMEBUILDING-0.14%

Continental Homes Holdings,
  Sr. Notes, 10.00% 04/15/06                55,000        55,550
----------------------------------------------------------------

HOTELS/MOTELS-0.63%

ITT Corp. (New),
  Deb., 7.375% 11/15/15                    150,000       144,893
----------------------------------------------------------------
John Q. Hammons Hotels,
  Gtd. First Mortgage Notes,
  9.75% 10/01/05                           100,000       100,000
----------------------------------------------------------------
                                                         244,893
----------------------------------------------------------------

LEISURE & RECREATION-0.47%

Cobblestone Golf Group,
  Sr. Notes, 11.50% 06/01/03(b)
  (acquired 05/29/96; cost
  $100,000)                                100,000       103,250
----------------------------------------------------------------
Icon Health & Fitness Inc.,
  Sr. Sub. Notes, 13.00%
  07/15/02                                  70,000        78,574
----------------------------------------------------------------
                                                         181,824
----------------------------------------------------------------

MACHINERY (HEAVY)-0.48%

Fairfield Manufacturing,
  Sr. Sub. Notes, 11.375%
  07/01/01                                  50,000        51,750
----------------------------------------------------------------
Primeco Inc.,
  Sr. Sub. Notes, 12.75%
  03/01/05                                 120,000       132,600
----------------------------------------------------------------
                                                         184,350
----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.38%

Interlake Corp.,
  Sr. Notes, 12.00% 11/15/01                40,000        42,400
----------------------------------------------------------------
MVE Inc.,
  Sr. Sec. Notes, 12.50%
  02/15/02                                 100,000       105,250
----------------------------------------------------------------
                                                         147,650
----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-0.21%

Dynacare Inc.,
  Yankee Sr. Notes, 10.75%
  01/15/06                                  80,000        81,300
----------------------------------------------------------------

MEDICAL
  INSTRUMENTS/PRODUCTS-0.47%

Dade International Inc.,
  Sr. Sub. Notes, 11.125%
  05/01/06(b)
  (acquired 04/30/96-07/16/96;
  cost $102,700)                           100,000       107,000
----------------------------------------------------------------
Graphic Controls Corp.,
  Sr. Sub. Notes, 12.00%
  09/15/05                                  70,000        75,950
----------------------------------------------------------------
                                                         182,950
----------------------------------------------------------------

METALS (MISCELLANEOUS)-0.33%

Rio Algom Ltd.,
  Yankee Deb., 7.05% 11/01/05              130,000       127,374
----------------------------------------------------------------

NATURAL GAS PIPELINE-1.56%

Ferrellgas Partners L.P.,
  Sr. Notes, 9.375% 06/15/06               300,000       300,750
----------------------------------------------------------------

                                       PRINCIPAL       MARKET
                                       AMOUNT(a)       VALUE

NATURAL GAS PIPELINE-(CONTINUED)

Plains Resources Inc.,
  Sr. Sub. Notes, 10.25%
  03/15/06                            $     50,000  $     52,000
----------------------------------------------------------------
Talisman Energy Inc.,
  Yankee Deb., 7.125% 06/01/07             250,000       249,260
----------------------------------------------------------------
                                                         602,010
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.27%

Benton Oil & Gas,
  Sr. Notes, 11.625% 05/01/03               50,000        55,000
----------------------------------------------------------------
Forest Oil Corp.,
  Sr. Sub. Notes, 11.25%
  09/01/03                                 100,000       106,500
----------------------------------------------------------------
Mariner Energy Corp.,
  Sr. Sub. Notes, 10.50%
  08/01/06(b)
  (acquired 08/12/96-09/04/96;
  cost $110,350)                           110,000       113,987
----------------------------------------------------------------
Maxus Energy,
  Deb., 11.50% 11/15/15                    170,000       178,713
----------------------------------------------------------------
Petroleum Heat & Power Inc.,
  Sub. Deb., 12.25% 02/01/05                33,000        36,960
----------------------------------------------------------------
                                                         491,160
----------------------------------------------------------------

OIL & GAS (INTEGRATED)-0.53%

Wainoco Oil Corp.,
  Sr. Sub. Notes, 12.00%
  08/01/02                                 200,000       207,000
----------------------------------------------------------------

OIL & GAS (SERVICES)-0.05%

Falcon Drilling Co. Inc.,
  Sr. Notes, 9.75% 01/15/01                 20,000        20,500
----------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.59%

National Fiberstock Corp.,
  Sr. Notes, 11.625% 06/15/02(b)
  (acquired 06/21/96; cost
  $100,000)                                100,000       104,500
----------------------------------------------------------------
Rapp International Finance,
  Gtd. Yankee Sec. Notes,
  11.50% 12/15/00                           50,000        52,000
----------------------------------------------------------------
Repap New Brunswick,
  Yankee Bonds, 10.625% 04/15/05            70,000        70,700
----------------------------------------------------------------
                                                         227,200
----------------------------------------------------------------

POLLUTION CONTROL-2.16%

Norcal Waste Systems,
  Sr. Notes, 12.75% 11/15/05               150,000       165,000
----------------------------------------------------------------
WMX Technologies Inc.,
  Unsec. Notes, 7.10% 08/01/26             650,000       672,777
----------------------------------------------------------------
                                                         837,777
----------------------------------------------------------------

PUBLISHING-0.73%

News America Holdings,
  Gtd. Sr. Deb., 9.25% 02/01/13            250,000       280,797
----------------------------------------------------------------

RAILROADS-0.19%

Johnstown America Industries
  Inc.,
  Sr. Sub. Notes, 11.75%
  08/15/05                                  80,000        73,600
----------------------------------------------------------------

REAL ESTATE-1.32%

Finova Capital Corp.,
  Notes, 7.40% 05/06/06                    500,000       511,820
----------------------------------------------------------------

RETAIL (FOOD & DRUG)-0.54%

Carr-Gottstein Foods Co.,
  Sr. Sub. Notes, 12.00%
  11/15/05                                 100,000       105,000
----------------------------------------------------------------

                                       PRINCIPAL       MARKET
                                       AMOUNT(a)       VALUE

RETAIL (FOOD & DRUG)-(CONTINUED)

Great Atlantic & Pacific,
  Yankee Bonds, 7.78%
  11/01/00(b)
  (acquired 10/18/95; cost
  $100,000)                           $    100,000  $    102,221
----------------------------------------------------------------
                                                         207,221
----------------------------------------------------------------

RETAIL (STORES)-0.93%

Loehmann's Holdings, Inc.,
  Unsec. Sr. Notes, 11.875%
  05/15/03                                 100,000       106,750
----------------------------------------------------------------
Samsonite Corp.,
  Sr. Sub. Notes, 11.125%
  07/15/05                                  40,000        42,400
----------------------------------------------------------------
Specialty Retailers Inc.,
  Sr. Sub. Notes, 11.00%
  08/15/03                                  75,000        77,062
----------------------------------------------------------------
United Stationer Supply Inc.,
  Sr. Sub. Notes, 12.75%
  05/01/05                                 120,000       132,000
----------------------------------------------------------------
                                                         358,212
----------------------------------------------------------------

SCHOOLS-0.28%

Herff Jones Inc.,
  Sr. Sub. Notes, 11.00%
  08/15/05                                 100,000       106,750
----------------------------------------------------------------

SEMICONDUCTORS-0.29%

Advanced Micro Devices,
  Sec. Sr. Notes, 11.00%
  08/01/03                                 110,000       113,850
----------------------------------------------------------------

STEEL-0.96%

Bayou Steel Corp.,
  First Mortgage Notes, 10.25%
  03/01/01                                 135,000       129,600
----------------------------------------------------------------
GS Technologies Inc.,
  Sr. Notes, 12.00% 09/01/04                75,000        78,187
----------------------------------------------------------------
Gulf States Steel Corp.,
  First Mortgage Notes, 13.50%
  04/15/03                                  60,000        57,000
----------------------------------------------------------------
Oregon Steel Mills,
  First Mortgage Notes, 11.00%
  06/15/03                                 100,000       105,000
----------------------------------------------------------------
                                                         369,787
----------------------------------------------------------------

TELECOMMUNICATIONS-5.10%

Arch Communications Group,
  Sr. Disc. Notes, 10.875%
  03/15/08(d)                              250,000       137,500
----------------------------------------------------------------
Celcaribe SA,
  Sr. Notes, 13.50% 03/15/04(d)            500,000       419,376
----------------------------------------------------------------
Clearnet Communications,
  Yankee Units, 14.75%
  12/15/05(d)(f)                           100,000        59,125
----------------------------------------------------------------
Omnipoint Corp.,
  Sr. Notes, 11.625% 08/15/06(b)
  (acquired 08/22/96; cost
  $200,000)                                200,000       202,000
----------------------------------------------------------------
PriCellular Wire,
  Sr. Notes, 10.75% 11/01/04(b)
  (acquired 10/30/96; cost
  $40,000)                                  40,000        40,400
----------------------------------------------------------------
Pronet Inc.,
  Sr. Sub. Notes, 11.875%
  06/15/05                                  30,000        27,600
----------------------------------------------------------------
Sprint Spectrum L.P.,
  Unsec. Sr. Notes, 11.00%
  08/15/06                                 200,000       201,501
----------------------------------------------------------------
Sygnet Wireless Inc.,
  Unsec. Sr. Notes, 11.50%
  10/01/06                                  60,000        60,600
----------------------------------------------------------------
TCI Communications Inc.,
  Notes, 8.00% 08/01/05                    150,000       142,630
----------------------------------------------------------------
Teleport Communications,
  Sr. Disc. Notes, 11.125%
  07/01/07(d)                              300,000       192,000
----------------------------------------------------------------
360 Communications Co.,
  Sr. Notes, 7.50% 03/01/06                500,000       497,355
----------------------------------------------------------------
                                                       1,980,087
----------------------------------------------------------------

                                       PRINCIPAL       MARKET
                                       AMOUNT(a)       VALUE

TRANSPORTATION
  (MISCELLANEOUS)-0.22%

Stena AB,
  Yankee Sr. Notes, 10.50%
  12/15/05                            $     80,000  $     83,700
----------------------------------------------------------------

TRUCKING-0.76%

Ameritruck Distribution,
  Sr. Sub. Notes, 12.25%
  11/15/05                                 300,000       294,750
----------------------------------------------------------------

UTILITIES-0.67%

El Paso Electric Co.,
  First Mortgage Notes, 8.90%
  02/01/06                                 250,000       258,407
----------------------------------------------------------------

WATER SUPPLY-0.53%

Panda Funding Corp.,
  Pooled Project Bonds, 11.625%
  08/20/12(b)
  (acquired 07/26/96; cost
  $200,000)                                200,000       206,250
----------------------------------------------------------------
    Total U.S. Dollar
      Denominated
      Non-Convertible Bonds &
      Notes                                           14,495,852
----------------------------------------------------------------

U.S. DOLLAR DENOMINATED CONVERTIBLE

  BONDS & NOTES-1.99%

AIRLINES-1.32%

Continental Airlines Inc.,
  Conv. Sr. Sub. Notes, 6.75%
  04/15/06(b)
  (acquired 02/27/96; cost
  $499,825)                                500,000       511,250
----------------------------------------------------------------

TRANSPORTATION
  (MISCELLANEOUS)-0.67%

Laidlaw Inc.,
  Unsec. Unsub. Conv. Deb.,
  6.00% 01/15/99                           200,000       260,000
----------------------------------------------------------------
    Total U.S. Dollar
      Denominated Convertible
      Bonds & Notes                                      771,250
----------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED NON-
  CONVERTIBLE BONDS &
  NOTES(G)-12.97%

CANADA-5.63%

Bank of Montreal
  (Finance-Asset Management),
  Sub. Deb., 7.92% 07/31/12        CAD  300,000          244,441
----------------------------------------------------------------
Bell Canada
  (Telecommunications), Deb,
  10.875% 10/11/04                         150,000       140,880
----------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas),
  Deb., 11.00% 10/31/00                    250,000       219,650
----------------------------------------------------------------
Teleglobe Canada Inc.
  (Telecommunications),
  Deb., 8.35% 06/20/03                     650,000       535,442
----------------------------------------------------------------
Trans-Canada Pipelines (Oil &
  Gas),
  Notes, 8.55% 02/01/06                    500,000       418,221
----------------------------------------------------------------
  Notes, 10.625% 10/20/09                  375,000       359,694
----------------------------------------------------------------
Viridian Inc.
  (Chemicals-Specialty), Notes,
  11.00% 03/31/04                          300,000       261,565
----------------------------------------------------------------
                                                       2,179,893
----------------------------------------------------------------

FRANCE-0.40%

Credit Local de France
  (Finance-Consumer Credit),
  Sr. Unsub. Deb., 6.00%
    11/15/01                       FRF  250,000           50,748
----------------------------------------------------------------
IBM International Finance N.V.
  (Computer Mainframes),
  Sr. Unsub. Deb., 10.00%
    08/29/97                               500,000       104,020
----------------------------------------------------------------
                                                         154,768
----------------------------------------------------------------

                                       PRINCIPAL       MARKET
                                       AMOUNT(a)       VALUE

GERMANY-3.22%

Ford Credit Europe PLC
  (Finance-Consumer Credit),
  Deb., 6.00% 03/30/99           DEM       200,000  $    137,936
----------------------------------------------------------------
International Bank for
  Reconstruction & Development
  (Supranational
  Organization), Unsub. Global
  Bonds, 7.125% 04/12/05                   475,000       329,574
----------------------------------------------------------------
LKB Global (Banking),
  Gtd Notes, 6.00% 01/25/06              1,200,000       780,666
----------------------------------------------------------------
                                                       1,248,176
----------------------------------------------------------------

ITALY-2.33%

KFW International Finance
  (Finance-Consumer Credit),
  Gtd. Notes, 11.625% 11/27/98   ITL   570,000,000       402,059
----------------------------------------------------------------
Swedish Export Credit
  (Finance-Consumer Credit)
  Unsec. Unsub. Deb., 11.70%
  12/04/98                             700,000,000       500,867
----------------------------------------------------------------
                                                         902,926
----------------------------------------------------------------

JAPAN-0.65%

Sony Corp. (Electronic
  Components/Miscellaneous),
  Bonds, 1.40% 09/30/03          JPY     6,000,000        67,033
----------------------------------------------------------------
Toyota Motor Corp.
  (Automobile-Manufacturers),
  Deb., 1.20% 01/28/98                  15,000,000       182,930
----------------------------------------------------------------
                                                         249,963
----------------------------------------------------------------

SWEDEN-0.29%

Credit Foncier de France
  (Finance-Consumer Credit)
  Sr. Unsub. Deb., 6.50%
    02/22/99                     SEK       750,000       113,980
----------------------------------------------------------------

UNITED KINGDOM-0.45%

KFW International Finance
  (Finance-Consumer Credit),
  Gtd. Notes, 10.625% 09/03/01   BPS       100,000       173,120
----------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated
      Non-Convertible Bonds &
      Notes                                            5,022,826
----------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE
  BONDS & NOTES(g)-2.74%

Societe Generale (Banking),
  Conv. Deb., 3.50% 01/01/00     FRF       231,000        49,292
----------------------------------------------------------------

JAPAN-1.51%

Glaxo Holdings PLC
  (Medical-Drugs), Conv. Deb.,
  4.30% 09/28/98                 JPY     4,000,000        40,824
----------------------------------------------------------------
Jusco Co. Ltd. (Consumer
  Non-Durables), Conv. Deb.,
  1.20% 02/20/01                        40,000,000       544,728
----------------------------------------------------------------
                                                         585,552
----------------------------------------------------------------

SWITZERLAND-1.10%

Aderans Co. Ltd. (Cosmetics &
  Toiletries), Conv. Deb.,
  0.875% 08/31/98                CHF       200,000       159,810
----------------------------------------------------------------
Yamada Denki Co. Ltd.
  (Retail-Stores), Conv. Notes,
  0.25% 03/31/00                           300,000       265,822
----------------------------------------------------------------
                                                         425,632
----------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Convertible
      Bonds & Notes                                    1,060,476
----------------------------------------------------------------

                                       PRINCIPAL       MARKET
                                       AMOUNT(a)       VALUE

NON-U.S. DOLLAR DENOMINATED GOVERNMENT
  BONDS & NOTES(g)-25.00%

AUSTRALIA-4.02%
Australian Government,
  Gtd. Deb., 10.00% 02/15/06     AUD       500,000  $    465,762
----------------------------------------------------------------
  Gtd. Deb., 10.00% 10/15/07               500,000       472,388
----------------------------------------------------------------
Queensland Treasury Corp.,
  Gtd. Notes, 8.875% 11/08/96              180,000       142,854
----------------------------------------------------------------
Treasury Corp. of Victoria,
  Local Government Gtd. Deb.,
  12.00% 09/22/01                          500,000       474,984
----------------------------------------------------------------
                                                       1,555,988
----------------------------------------------------------------

CANADA-3.30%

British Columbia (Province of),
  Deb., 9.00% 06/21/04(c)        CAD       150,000        68,721
----------------------------------------------------------------
British Columbia Municipal
  Finance Authority, Deb., 7.75%
  12/01/05                                 500,000       404,678
----------------------------------------------------------------
Ontario Province,
  Sr. Unsub. Deb., 8.35%
  03/11/03                                 600,000       493,583
----------------------------------------------------------------
Ontario Province, STRIP, 8.18%
  01/10/45(c)                           15,000,000       310,588
----------------------------------------------------------------
                                                       1,277,570
----------------------------------------------------------------

DENMARK-1.82%

Kingdom of Denmark,
  Deb., 8.00% 11/15/01           DKK     3,750,000       706,218
----------------------------------------------------------------

FRANCE-1.83%

French Treasury Bill,
  Notes, 5.75% 11/12/98          FRF     3,500,000       709,413
----------------------------------------------------------------

GERMANY-2.03%

Bundesrepublik Deutschland,
  Deb., 6.75% 07/15/04           DEM       750,000       512,554
----------------------------------------------------------------
  Deb., 6.875% 05/12/05                    400,000       273,257
----------------------------------------------------------------
                                                         785,811
----------------------------------------------------------------

NEW ZEALAND-1.35%

New Zealand Government,
  Gtd. Deb., 9.00% 11/15/96      NZD       305,000       215,669
----------------------------------------------------------------
  Gtd. Deb., 10.00% 07/15/97               425,000       304,612
----------------------------------------------------------------
                                                         520,281
----------------------------------------------------------------

SWEDEN-3.78%

Swedish Government
  Bonds, 13.00% 06/15/01         SEK     3,000,000       573,270
----------------------------------------------------------------
  Bonds, 10.25% 05/05/03                 5,000,000       890,019
----------------------------------------------------------------
                                                       1,463,289
----------------------------------------------------------------

UNITED KINGDOM-6.87%

Ontario Province,
  Sr. Unsub. Notes, 6.875%
  09/15/00                       BPS        35,000        55,101
----------------------------------------------------------------
United Kingdom Treasury Notes
  8.00% 12/07/00                           350,000       587,549
----------------------------------------------------------------
  7.00% 11/06/01                           800,000     1,290,233
----------------------------------------------------------------
  7.50% 12/07/06                           450,000       726,357
----------------------------------------------------------------
                                                       2,659,240
----------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Government
      Bonds & Notes                                    9,677,810
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

CONVERTIBLE PREFERRED STOCKS-1.63%

ADVERTISING/BROADCASTING-0.00%

Time Warner Inc., Series K Conv.
  Pfd.(b)
  (acquired 06/06/96; cost $775)                 1  $        832
----------------------------------------------------------------

ELECTRIC POWER-0.62%

Citizens Utilities Trust, $2.50
  Conv. Pfd.                                 5,000       240,000
----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-1.01%

Conseco Inc., $4.28, Conv. Pfd.              4,000       390,000
----------------------------------------------------------------
    Total Convertible Preferred
      Stocks                                             630,832
----------------------------------------------------------------

WARRANTS-0.04%

CABLE TELEVISION-0.00%
Wireless One-Wt., expiring
  10/19/00(h)                                  150           450
----------------------------------------------------------------

CONTAINERS-0.01%

MVE Inc.,-Wt., expiring
  02/15/02(h)                                  100         3,000
----------------------------------------------------------------

LEISURE & RECREATION-0.01%

IHF Holdings-Wt., expiring
  11/14/99(h)                                   70         2,800
----------------------------------------------------------------

STEEL-0.00%

Gulf States Steel-Wt., expiring
  04/15/03(h)                                   60           300
----------------------------------------------------------------

TELECOMMUNICATIONS-0.02%

Clearnet Communications-Wt.,
  expiring 09/15/05(h)                         330         2,640
----------------------------------------------------------------

                                                       MARKET
                                         SHARES        VALUE

TELECOMMUNICATIONS-(CONTINUED)

Intermedia-Wt., expiring
  06/01/00(b)(h)
  (acquired 05/25/95; cost $150)               150  $      7,500
----------------------------------------------------------------
                                                          10,140
----------------------------------------------------------------
    Total Warrants                                        16,690
----------------------------------------------------------------

                                       PRINCIPAL       MARKET
                                         AMOUNT        VALUE

U.S. TREASURY SECURITIES-11.01%

U.S. Treasury Notes
  6.50% 05/31/01                      $  1,500,000  $  1,525,230
----------------------------------------------------------------
  6.625% 06/30/01                          500,000       510,825
----------------------------------------------------------------
  6.50% 08/15/05                         1,200,000     1,213,488
----------------------------------------------------------------
  6.75% 08/15/26                         1,000,000     1,012,160
----------------------------------------------------------------
    Total U.S. Treasury securities                     4,261,703
----------------------------------------------------------------

REPURCHASE AGREEMENTS(i)-3.62%

Daiwa Securities America Inc.,
  5.53% 11/01/96(j)                        400,640       400,640
----------------------------------------------------------------
Dresdner Securities Inc.,
  5.54% 11/01/96(k)                      1,000,000     1,000,000
----------------------------------------------------------------
    Total Repurchase Agreements                        1,400,640
----------------------------------------------------------------
TOTAL INVESTMENTS-96.45%                              37,338,079
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-3.55%                                    1,375,691
----------------------------------------------------------------
NET ASSETS-100.00%                                  $ 38,713,770
================================================================

Notes to Schedule of Investments:

(a) Principal amount is in U.S. Dollars, except as indicated by note (g).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31, 1996 was $1,713,990 which represented 4.43% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. Interest rate represents coupon rate at which the bond will accrue at a specified future date.
(e) Issued as a unit. This unit also includes 150 warrants to purchase one share of common stock each at $11.55 per share.
(f) Issued as a unit. This unit also includes 330 warrants to purchase shares of common stock.
(g) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 8/15/23.
(k) Joint repurchase agreement entered into 10/31/96 with a maturing value of $200,030,778. Collateralized by $198,651,000 U.S. Treasury obligations, 4.75% to 9.25% due 11/30/97 to 6/30/99.

Abbreviations:

  AUD     Australian Dollar               ITL      Italian Lire
  BPS     British Pound Sterling          JPY      Japanese Yen
  CAD     Canadian Dollar                 NZD      New Zealand Dollar
  CHF     Swiss Franc                     Pfd.     Preferred
  Conv.   Convertible                     Sec.     Secured
  Deb.    Debentures                      SEK      Swedish Krona
  DEM     German Deutschemark             Sr.      Senior
  Disc.   Discounted                      Sub.     Subordinated
  DKK     Danish Krone                    Unsec.   Unsecured
  FRF     French Franc                    Unsub.   Unsubordinated
  Gtd.    Guaranteed                      Wt.      Warrant

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996


ASSETS:

Investments, at market value (cost
  $36,405,538)                              $ 37,338,079
--------------------------------------------------------
Foreign currencies, at market value (cost
  $48,394)                                        48,572
--------------------------------------------------------
Receivables for:
  Investments sold                               519,266
--------------------------------------------------------
  Capital stock sold                             271,999
--------------------------------------------------------
  Forward contracts                               40,843
--------------------------------------------------------
  Dividends and interest                         937,904
--------------------------------------------------------
Other assets                                      18,424
--------------------------------------------------------
    Total assets                              39,175,087
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                          330,330
--------------------------------------------------------
  Capital stock reacquired                        38,094
--------------------------------------------------------
Dividends                                         44,563
--------------------------------------------------------
Accrued administrative service fees                6,429
--------------------------------------------------------
Accrued distribution fees                         24,964
--------------------------------------------------------
Accrued transfer agent fees                        7,162
--------------------------------------------------------
Accrued operating expenses                         9,775
--------------------------------------------------------
    Total liabilities                            461,317
--------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING                               $ 38,713,770
========================================================

NET ASSETS:

  Class A                                   $ 21,926,360
--------------------------------------------------------
  Class B                                   $ 16,787,410
========================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  2,020,149
========================================================

Class B:

  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  1,548,110
========================================================

Class A:

  NET ASSET VALUE AND REDEMPTION PRICE
    PER SHARE                               $      10.85
========================================================
  OFFERING PRICE PER SHARE:
    (Net asset value of $10.85 divided
     by 95.25%)                             $      11.39
========================================================
Class B:

  NET ASSET VALUE AND OFFERING PRICE PER
    SHARE                                   $      10.84
========================================================

STATEMENT OF OPERATIONS
For the year ended October 31, 1996

INVESTMENT INCOME:

Interest                                      $2,196,445
--------------------------------------------------------
Dividends                                         25,703
--------------------------------------------------------
                                               2,222,148
--------------------------------------------------------

EXPENSES:

Advisory fees                                    182,596
--------------------------------------------------------
Administrative service fees                       74,433
--------------------------------------------------------
Directors' fees                                    5,763
--------------------------------------------------------
Distribution fees-Class A                         78,792
--------------------------------------------------------
Distribution fees-Class B                        103,129
--------------------------------------------------------
Custodian fees                                    12,220
--------------------------------------------------------
Transfer agent fees-Class A                       31,849
--------------------------------------------------------
Transfer agent fees-Class B                       30,603
--------------------------------------------------------
Other                                             59,764
--------------------------------------------------------
      Total expenses                             579,149
--------------------------------------------------------
Less: Expenses assumed by advisor               (200,896)
--------------------------------------------------------
    Expenses paid indirectly                        (410)
--------------------------------------------------------
      Net expenses                               377,843
--------------------------------------------------------
Net investment income                          1,844,305
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain on sales of:
  Investment securities                          243,673
--------------------------------------------------------
  Foreign currencies                             174,698
--------------------------------------------------------
                                                 418,371
--------------------------------------------------------

UNREALIZED APPRECIATION OF:

  Investment securities                          496,691
--------------------------------------------------------
  Foreign currencies                              46,609
--------------------------------------------------------
                                                 543,300
--------------------------------------------------------
  Net gain on investment securities and
    foreign currencies                           961,671
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $2,805,976
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1996 and 1995

                                                                                                      1996            1995
OPERATIONS:

  Net investment income                                                                            $ 1,844,305     $   570,694
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities and foreign currencies                           418,371         263,982
------------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and foreign currencies                          543,300         430,541
------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                             2,805,976       1,265,217
------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                                                           (1,175,361)       (461,318)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                             (705,239)       (139,421)
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on investment securities:
  Class A                                                                                             (122,866)             --
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                              (57,565)             --
------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                           11,543,105       6,847,734
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                           12,214,514       3,676,004
------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                                      24,502,564      11,188,216
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                               14,211,206       3,022,990
------------------------------------------------------------------------------------------------------------------------------
  End of period                                                                                    $38,713,770     $14,211,206
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                                       $37,281,153     $13,511,536
------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                                                                  123,655          85,635
------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment securities and foreign currencies             330,414         178,787
------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and foreign currencies                              978,548         435,248
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   $38,713,770     $14,211,206
==============================================================================================================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four separate series portfolios: AIM Global Income Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Equity Fund. The Fund currently offers two different classes of shares: Class A shares and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in the financial statements pertains only to the Fund. The Fund's investment objective is to provide high current income.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations-Non-convertible bonds and notes are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted price, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked price. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities, as well as corporate bonds and U.S. Government securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities and exchange rates occur during such period, then these securities and exchange rates will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

    Outstanding contracts at October 31, 1996 were as follows:

  SETTLEMENT                                           CONTRACT TO      UNREALIZED
     DATE             DELIVER             VALUE          RECEIVE       APPRECIATION
  ----------     ------------------     ----------     -----------     ------------
  11/05/96       JPY     30,000,000     $  263,495     $  283,554        $ 20,059
  12/17/96       JPY     18,000,000        158,106        165,594           7,488
  12/19/96       DEM      1,400,000        927,426        929,245           1,819
  01/27/97       DEM        700,000        464,874        465,735             861
  01/30/97       CHF        525,000        419,153        419,161               8
  02/03/97       JPY     32,000,000        281,097        291,705          10,608
                                        ----------     ----------      ----------
                                        $2,514,151     $2,554,994        $ 40,843
                                        ==========     ==========      ==========

D. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996, undistributed net investment income was increased by $74,315, undistributed net realized gains decreased by $86,313, and paid-in capital increased by $11,998 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses-Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. During the year ended October 31, 1996, AIM waived fees of $182,596 and assumed expenses of $18,300.
  The Fund, pursuant to a master administrative services agreement, has agreed to pay AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $74,433 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to reimburse A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1996, the Fund paid AFS $40,282 for such services.

  The Fund received reductions in transfer agency fees of $368 from dividends received on balances in cash management bank accounts. In addition, the Fund incurred expenses of $42 for pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction in the Fund's total expenses of $410 during the year ended October 31, 1996.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Company has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, will pay AIM Distributors an annual rate of 0.50% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, of the total compensation payable, the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Class A shares to selected dealers or financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, will pay AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $78,792 and $103,129, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $57,096 from the sales of the Class A shares of the Fund during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in the proceeds from sales of Class A shares. During the year ended October 31, 1996, AIM Distributors received commissions of $4,924 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1996, the Fund incurred legal fees of $3,047 for services rendered by the law firm of Kramer, Levin, Naftalis, & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $100,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1996 was $40,174,480 and $19,868,348 respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1996, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $1,293,370
------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (360,829)
------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $  932,541
======================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 6-CAPITAL STOCK
Changes in the Fund's capital stock outstanding during the years ended October 31, 1996 and 1995 were as follows:

                            1996                        1995
                  ------------------------    ------------------------
                   SHARES        AMOUNT        SHARES        AMOUNT
                  ---------    -----------    ---------    -----------
Sold:
----------------------------------------------------------------------
  Class A         1,609,644    $17,019,341      760,598    $ 7,840,532
----------------------------------------------------------------------
  Class B         1,313,279     13,876,204      388,091      4,010,514
----------------------------------------------------------------------
Issued as
  reinvestment
  of dividends:
  Class A            92,969        985,383       23,999        250,917
----------------------------------------------------------------------
  Class B            58,431        618,362       11,879        124,099
----------------------------------------------------------------------
Reacquired:
  Class A          (613,922)    (6,461,619)    (118,603)    (1,243,715)
----------------------------------------------------------------------
  Class B          (215,814)    (2,280,052)     (43,933)      (458,609)
----------------------------------------------------------------------
                  2,244,587    $23,757,619    1,022,031    $10,523,738
======================================================================

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share and Class B share outstanding during each of the years in the two-year period ended October 31, 1996 and the period September 15, 1994 (dates operations commenced) through October 31, 1994.

                                                                   CLASS A                               CLASS B
                                                      ---------------------------------     ---------------------------------
                                                         1996         1995        1994         1996         1995        1994
                                                      ----------     -------     ------     ----------     -------     ------
Net asset value, beginning of period                      $10.74      $10.02     $10.00         $10.73      $10.01     $10.00
---------------------------------------------------------------------------------------     ---------------------------------
Income from investment operations:
Net investment income                                       0.79(a)     0.79       0.08           0.74(a)     0.74       0.07
---------------------------------------------------------------------------------------     ---------------------------------
Net gains (losses) on securities (both realized and
  unrealized)                                               0.25        0.75       0.01           0.24        0.75       0.01
---------------------------------------------------------------------------------------     ---------------------------------
       Total from investment operations                     1.04        1.54       0.09           0.98        1.49       0.08
---------------------------------------------------------------------------------------     ---------------------------------
Less distributions:
Dividends from investment income                           (0.81)      (0.82)     (0.07)         (0.75)      (0.77)     (0.07)
---------------------------------------------------------------------------------------     ---------------------------------
Distributions from net realized capital gains              (0.12)         --         --          (0.12)         --         --
---------------------------------------------------------------------------------------     ---------------------------------
       Total distributions                                 (0.93)      (0.82)     (0.07)         (0.87)      (0.77)     (0.07)
---------------------------------------------------------------------------------------     ---------------------------------
Net asset value, end of period                            $10.85      $10.74     $10.02         $10.84      $10.73     $10.01
=======================================================================================     =================================
Total return(b)                                           10.22%      16.07%      0.93%          9.66%      15.56%      0.79%
=======================================================================================     =================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $21,926     $10,004     $2,661        $16,787      $4,207       $362
=======================================================================================     =================================
Ratio of expenses to average net assets(c)                  1.25%(d)(e) 1.25%      1.25%(f)       1.75%(d)(e) 1.74%      1.73%(f)
=======================================================================================     =================================
Ratio of net investment income to average net
  assets(c)                                                7.27%(d)    7.38%      6.01%(f)       6.77%(d)    6.88%      3.59%(f)
=======================================================================================     =================================
Portfolio turnover rate                                      83%        128%         6%            83%        128%         6%
=======================================================================================     =================================

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers and expense reimbursements. The ratios of expenses and net investment income to average net assets before fee waivers and expense reimbursements were as follows:

                                                                   CLASS A                       CLASS B
                                                          --------------------------    --------------------------
                                                                      NET INVESTMENT                NET INVESTMENT
                                                          EXPENSES        INCOME        EXPENSES        INCOME
                                                          --------    --------------    --------    --------------
                1996                                        2.02%          6.51%           2.53%          6.00%
                --------------------------------------------------------------------------------------------------
                1995                                        3.03%          5.59%           3.57%          5.05%
                --------------------------------------------------------------------------------------------------
                1994                                        5.61%          1.65%          22.09%        (16.77)%
                --------------------------------------------------------------------------------------------------

(d) Ratios are based on average net assets of $15,758,345 for Class A shares and $10,312,948 for Class B shares.
(e) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, the ratios of expenses to average net assets would have remained the same for both Class A shares and Class B shares.
(f) Annualized.

NOTE 8-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an Agreement and Plan of Merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM Funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

                                     PART C
                               OTHER INFORMATION



Item 24.     (a)    Financial Statements:


             (1) Class A shares and Class B shares of AIM Global Aggressive Growth Fund, AIM Global Growth Fund; and AIM Global Income Fund


                    In Part A:    Financial Highlights


                    In Part B:    (1)     Reports of Independent Auditors
                                  (2)     Schedules of Investments as of
                                          October 31, 1996
                                  (3)     Statements of Assets and Liabilities
                                          as of October 31, 1996
                                  (4)     Statements of Operations for the year
                                          ended October 31, 1996
                                  (5)     Statements of Changes in Net Assets
                                          for the years ended October 31, 1996
                                          and 1995



             (2) Class A shares and Class B shares of AIM International Equity Fund


                    In Part A:    Financial Highlights


                    In Part B:    (1)     Report of Independent Auditors
                                  (2)     Schedule of Investments as of October
                                          31, 1996
                                  (3)     Statement of Assets and Liabilities
                                          as of October 31, 1996
                                  (4)     Statement of Operations for the year
                                          ended October 31, 1996
                                  (5)     Statement of Changes in Net Assets
                                          for the years ended October 31, 1996
                                          and 1995


             ______________________

             (b)    Exhibits


Exhibit
Number          Description
-------         -----------
(1)  (a)   -    Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Registration Statement on December 19, 1991.

     (b)   -    Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective
                Amendment No. 1 on February 23, 1993.

     (c)   -    Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective
                Amendment No. 1 on February 23, 1993.

     (d)   -    Articles Supplementary, dated June 29, 1994, to Articles of Incorporation of Registrant were filed as an
                Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

     (e)   -    Articles Supplementary, dated August 4, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

     (f)   -    Articles of Amendment, dated November 14, 1994, were filed electronically as an Exhibit to Post-
                Effective Amendment No. 9 on February 28, 1996.

     (g)   -    Articles of Restatement, dated November 14, 1994, were filed electronically as an Exhibit to Post-
                Effective Amendment No. 9 on February 28, 1996 and are hereby incorporated by reference.

(2)  (a)   -    By-Laws of Registrant were filed as an Exhibit to Registrant's Registration Statement on December 19,
                1991, and were filed  electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                1996.

     (b)   -    First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

     (c)   -    Amended and Restated By-Laws, dated effective December 11, 1996 are filed herewith electronically.

(3)        -    Voting Trust Agreements - None.

(4)  (a)   -    Specimen Certificate for AIM International Equity Fund was filed as an Exhibit to Registrant's
                Post-Effective Amendment No. 1 on February 23, 1993.

     (b)   -    Specimen Certificates for Class A shares and Class B shares of AIM Global Aggressive Growth Fund,
                AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and were filed electronically as an
                Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and are hereby incorporated by reference.


(5)  (a)   -    Investment Advisory Agreement, dated as of November 8, 1991, between Registrant and A I M Advisors, Inc.
                was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991.

     (b)   -    Investment Advisory Agreement, dated as of October 18, 1993, between Registrant on behalf of its
                AIM International Equity Fund and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-
                Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-
                Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

     (c)   -    Master Investment Advisory Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and
                Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global
                Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994,
                and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is
                hereby incorporated by reference.

(6)  (a)   -    (1) Distribution Agreement, dated December 11, 1991, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991.

           -    (2) Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

           -    (3) Master Distribution Agreement, dated September 10, 1994, between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-
                Effective Amendment No. 7 on February 23, 1995, and was filed  electronically as an Exhibit to Post-
                Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

           -    (4) Master Distribution Agreement, dated September 10, 1994, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-
                Effective Amendment No. 7 on February 23, 1995.

           -    (5) Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was electronically filed as an
                Exhibit to Post-Effective Amendment No. 8 on December 1, 1995, and is hereby incorporated by reference.

     (b)   -    (1)  Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

           -    (2) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers is filed herewith electronically.

     (c)   -    (1) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

           -    (2) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks is filed herewith electronically.

(7)  (a)   -    Retirement Plan for Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-
                Effective Amendment No. 4 on June 29, 1994.

     (b)   -    Retirement Plan for Registrant's Non-Affiliated Directors effective as of March 8, 1994, as restated
                September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February
                28, 1996 and is hereby incorporated by reference.

     (c)   -    Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors was filed as an
                Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

     (d)   -    Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors as approved  December
                5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996
                and is hereby incorporated by reference.

(8)  (a)   -    Custodian Agreement between Registrant and State Street Bank and Trust Company, dated as of November 8,
                1991, was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

     (b)   -    Amendment, dated July 1, 1994, to Custodian Agreement between Registrant and State Street Bank and Trust
                Company dated November 8, 1991 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on
                September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                February 28, 1996 and is hereby incorporated by reference.

     (c)   -    Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated November 8, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

     (d)   -    Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank
                National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was
                filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

(9)   (a)  -    (1) Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated
                May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                February 23, 1993.

           -    (2) Amendment, dated May 15, 1992, to Transfer Agency Agreement between Registrant and The Shareholder
                Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective
                Amendment No. 1 on February 23, 1993.

           -    (3) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and The Shareholder Services
                Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6
                on September 2, 1994.

           -    (4) Amendment No. 3, dated July 1, 1994, to Transfer Agency Agreement between Registrant and The
                Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-
                Effective Amendment No. 6 on September 2, 1994.

           -    (5) Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and
                A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                February 28, 1996 and is hereby incorporated by reference.

           -    (6) (i) Remote Access and Related Services Agreement, dated as December 23, 1994, between the Registrant and The Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 7 on
                February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                February 28, 1996 and is hereby incorporated by reference.

           -    (6) (ii)  Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement,
                dated December 23, 1994, between the Registrant and First Data Investor Services Group (formerly The
                Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No.
                9 on February 28, 1996 and is hereby incorporated by reference.

           -    (6) (iii)  Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement,
                dated December 23, 1994, between Registrant and First Data Investor Services Group (formerly The
                Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No.
                9 on February 28, 1996 and is hereby incorporated by reference.

     (b)   -    (1) Administrative Services Agreement, dated December 10, 1991, between the Registrant and
                A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December 19,
                1991.

           -    (2) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. and
                Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994,
                and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is
                hereby incorporated by reference.

           -    (3) Master Administrative Services Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and
                Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global
                Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994,
                and was filed electronically as an Exhibit Post-Effective Amendment No. 9 on February 28, 1996 and is
                hereby incorporated by reference.

           -    (4)(i) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. on behalf of Registrant's portfolios, and A I M Fund Services, Inc., was filed as an Exhibit to
                Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

           -    (4)(ii) Amendment  No. 1, dated May 11, 1994, to Administrative Services Agreement, dated October 18,
                1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios, and A I M Fund Services, Inc.
                was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

           -    (4)(iii) Amendment No. 2, dated July 1, 1994, to Administrative Services Agreement, dated October 18,
                1993, between A I M  Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund
                Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2,
                1994.

           -    (4)(iv) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated
                October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and
                A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                February 23, 1995.

     (c)   -    (1) Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street
                Bank and Trust Company was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2 on April 2,
                1992, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

           -    (2) Amendment No. 1, dated July 1, 1994, to Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-
                Effective Amendment No 9 on February 28, 1996.

     (d)   -    (1) Shareholder Sub-Accounting Services Agreement among the Registrant, First Data Investor Services
                Group (formerly The Shareholder Services Group, Inc.), Financial Data Services, Inc. and Merrill Lynch,
                Pierce, Fenner & Smith, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                February 28, 1996 and is hereby incorporated by reference.

           -    (2) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated February 1,
                1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993 and is
                filed herewith electronically.

(10)       -    Opinion and Consent of Spengler Carlson Gubar Brodsky & Frischling was filed as an Exhibit to
                Registrant's Registration Statement on December 19, 1991, and is hereby incorporated by reference.

(11) (a)   -    Consent of Ballard Spahr Andrews & Ingersoll is filed herewith electronically.

     (b)   -    Consent of KPMG Peat Marwick LLP is filed herewith electronically.

(12)       -    Financial Statements - None.

(13)       -    Agreement Concerning Initial Capitalization of the Registrant's AIM Global Aggressive Growth Fund,
                AIM Global Growth Fund and AIM Global Income Fund was filed electronically as an Exhibit to Registrant's
                Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

(14) (a)   -    (1) Form of Registrant's IRA Documents was filed as an Exhibit to Registrant's Registration Statement on
                December 19, 1991.

           -    (2) Revised Form of Registrant's IRA Documents was filed as an Exhibit to Registrant's Post-Effective
                Amendment No. 2 on August 16, 1993, and is hereby incorporated by reference.

     (b)   -    Revised Form of Registrant's Simplified Employee Pension - Individual Retirement Accounts Contribution
                Agreement was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 16, 1993, and
                is hereby incorporated by reference.

     (c)   -    Forms of Registrant's Money Purchase Pension and Profit Sharing Plan (and applicable Adoption
                Agreements) and Registrant's Profit Sharing/401(k) Trust were filed as an Exhibit to Registrant's
                Registration Statement on December 19, 1991, and are hereby incorporated by reference.

     (d)   -    Form of Registrant's 403(b) Plan was filed as an Exhibit to Registrant's Registration Statement on
                December 19, 1991, and is hereby incorporated by reference.

(15) (a)   -    (1) Registrant's Distribution Plan was filed as an Exhibit to Registrant's Post-Effective Amendment
                No. 1 on February 23, 1993.

           -    (2) Distribution Plan, and related forms of agreements, on behalf of the Registrant's AIM International
                Equity Fund, dated September 27, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment
                No. 3 on February 24, 1994.

           -    (3) Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

           -    (4) Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

           -    (5) Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class A shares was electronically  filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995 and is hereby incorporated by reference.

           -    (6) Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class B shares was electronically  filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

           -    (7) Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of
                September 10, 1994, and as amended and restated as of May 2, 1995, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995 and is hereby incorporated by reference.

     (b)   -    (1)  Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

           -    (2) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution
                Plan is filed herewith electronically.

     (c)   -    (1)  Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master
                Distribution Plan was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December
                1, 1995.

           -    (2) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's  Master
                Distribution Plan is filed herewith electronically.

     (e)   -    (1) Form of Service Agreement for Certain Retirement Plans (for the Retail Classes) to be used in connection with Registrant's Master Distribution Plan was electronically filed as an Exhibit to Post-
                Effective Amendment No. 8 on December 1, 1995.

           -    (2) Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's
                Master Distribution Plan is filed herewith electronically.

           -    (3) Form of Service Agreement for Certain Retirement Plans (for the Institutional Classes) to
                be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No 9 on February 28, 1996.

     (f)   -    (1)  Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Departments to
                be used in connection with Registrant's Distribution Plan were electronically filed as an Exhibit to
                Post-Effective Amendment No. 8 on December 1, 1995.

           -    (2) Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Department to
                be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

(16) (a)   -    Schedule of Performance Quotations - Schedule of Performance Quotations on behalf of Registrant's
                AIM International Equity Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                February 23, 1993, and was filed  electronically as an Exhibit to Post-Effective Amendment No. 9 on
                February 28, 1996 and hereby incorporated by reference.

     (b)   -    Schedule of Performance Quotations - Schedule of Performance Quotations on behalf of Registrant's
                AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an
                Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

(18)       -    Rule 18f-3 Plan - None.

(27)       -    Financial Data Schedule - filed herewith electronically.


Item 25.  Persons Controlled by or under Common Control with Registrant

     Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

     Not Applicable

     Item 26.  Number of Holders of Securities

     State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


                                                              Number of Record Holders
                                                               as of February 3, 1997
                                                              -------------------------
         Title of Class                                       Class A           Class B
         --------------                                       -------           -------
         AIM International Equity Fund                         70,723           32,548
         AIM Global Aggressive Growth Fund                    102,292           89,028
         AIM Global Growth Fund                                11,896           13,067
         AIM Global Income Fund                                 1,842            1,695



Item 27.   Indemnification

     State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $15,000,000 limit of liability.

Item 28.  Business and Other Connections of Investment Advisor

     Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Management--Investment Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 29(b) of this Part C.

Item 29.  Principal Underwriters

     (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

           AIM Equity Funds, Inc. (Retail Classes)
           AIM Funds Group
           AIM Investment Securities Funds
           AIM Summit Fund, Inc.
           AIM Tax-Exempt Funds, Inc.
           AIM Variable Insurance Funds, Inc.

(b)


Name and Principal                        Position and Offices                       Position and Offices
Business Address*                         with Principal Underwriter                 with Registrant
----------------                          --------------------------                 ---------------
Charles T. Bauer                          Chairman of the                            Chairman of the
                                          Board of Directors                         Board of Directors

Michael J. Cemo                           President & Director                       None

Gary T. Crum                              Director                                   Senior Vice President

Robert H. Graham                          Senior Vice President                      President & Director
                                          & Director

W. Gary Littlepage                        Senior Vice President                      None
                                          & Director

James L. Salners                          Senior Vice President &                    None
                                          Director

John Caldwell                             Senior Vice President                      None

Gordon J. Sprague                         Senior Vice President                      None

Michael C. Vessels                        Senior Vice President                      None

Marilyn M. Miller                         First Vice President                       None

Kathleen J. Pflueger                      Secretary                                  Assistant Secretary






__________________________________

* 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

Name and Principal                        Position and Offices                       Position and Offices
Business Address**                       with Principal Underwriter                 with Registrant
----------------                         --------------------------                 ---------------
John J. Arthur                            Vice President & Treasurer                 Senior Vice President
                                                                                     & Treasurer

Ofelia M. Mayo                            Vice President, Assistant                  Assistant Secretary
                                          Secretary & General Counsel

Melville B. Cox                           Vice President &                          Vice President
                                          Chief Compliance Officer

Mary K. Coleman                           Vice President                             None

Charles R. Dewey                          Vice President                             None

Sidney M. Dilgren                         Vice President                             None

William H. Kleh                           Vice President                             None

Carol F. Relihan                          Vice President                             Senior Vice President
                                                                                       &  Secretary

Kamala C. Sachidanandan                   Vice President                             None

Frank V. Serebrin                         Vice President                             None

B.J. Thompson                             Vice President                             None

Robert D. Van Sant, Jr.                   Vice President                             None

David E. Hessel                           Assistant Vice President,                  None
                                          Assistant Treasurer &
                                          Controller

Tisha Christopher                         Assistant Vice President                   None

Glenda Dayton                             Assistant Vice President                   None

Mary E. Gentempo                          Assistant Vice President                   None

Jeffrey L. Horne                          Assistant Vice President                   None

Kim T. Lankford                           Assistant Vice President                   None

Wayne W. LePlante                         Assistant Vice President                   None

Ivy B. McLemore                           Assistant Vice President                   None

David B. O'Neal                           Assistant Vice President                   None

Terri L. Ransdell                         Assistant Vice President                   None

Christopher T. Simutis                    Assistant Vice President                   None






__________________________________

* 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

Name and Principal                        Position and Offices                       Position and Offices
Business Address***                      with Principal Underwriter                 with Registrant
----------------                         --------------------------                 ---------------
Gary K. Wendler                           Assistant Vice President                   None

Nicholas D. White                         Assistant Vice President                   None

David L. Kite                             Assistant General Counsel &                Assistant Secretary
                                          Assistant Secretary

Nancy L. Martin                           Assistant General Counsel &                Assistant Secretary
                                          Assistant Secretary

Samuel D. Sirko                           Assistant General Counsel &                Assistant Secretary
                                          Assistant Secretary

Stephen I. Winer                          Assistant Secretary                        Assistant Secretary



     (c)   Not Applicable

Item 30.  Location of Accounts and Records

     With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 31.  Management Services

     Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

     Not Applicable

Item 32.  Undertakings

     The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the applicable Fund's latest annual report to shareholders, upon request and without charge.





__________________________________

* 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 20th day of February, 1997.


                               REGISTRANT:    AIM INTERNATIONAL FUNDS, INC.

                                       By:    /s/ Robert H. Graham
                                              --------------------------------
                                                  Robert H. Graham, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 SIGNATURES                                  TITLE                                DATE
                 ----------                                  -----                                ----
          /s/ Charles T. Bauer                        Chairman & Director                  February 20, 1997
       ------------------------------
             (Charles T. Bauer)

           /s/ Robert H. Graham                       Director & President                 February 20, 1997
        ----------------------------             (Principal Executive Officer)
             (Robert H. Graham)

          /s/ Bruce L. Crockett                             Director                       February 20, 1997
       ------------------------------
             (Bruce L. Crockett)

         /s/ Owen Daly II                                   Director                       February 20, 1997
      ---------------------------------
               (Owen Daly II)

         /s/ Carl Frischling                                Director                       February 20, 1997
      ---------------------------------
              (Carl Frischling)

          /s/ John F. Kroeger                               Director                       February 20, 1997
       -------------------------------
              (John F. Kroeger)

          /s/ Lewis F. Pennock                              Director                       February 20, 1997
       ------------------------------
             (Lewis F. Pennock)

          /s/ Ian W. Robinson                               Director                       February 20, 1997
       ------------------------------
              (Ian W. Robinson)

         /s/ Louis S. Sklar                                 Director                       February 20, 1997
      ---------------------------------
              (Louis S. Sklar)
                                                    Senior Vice President &
         /s/ John J. Arthur                      Treasurer (Principal Financial            February 20, 1997
      ---------------------------------             and Accounting Officer)
              (John J. Arthur)

                               INDEX TO EXHIBITS



 Exhibit
 Number                                          Description
 ------                                          -----------
 2(c)                 Amended and Restated By-Laws dated December 11, 1996

 6(b)(2)              Form of Selected Dealer Agreement between A I M  Distributors,
                      Inc. and selected dealers

 6(c)(2)              Form of Bank Selling Group Agreement between A I M Distributors,
                      Inc. and banks

 9(d)(2)              Notice of Addition of Funds to Shareholder Sub-Accounting
                      Services Agreement among the Registrant, First Data Investor
                      Services Group (formerly The Shareholder Services Group, Inc.),
                      Financial Data Services, Inc. and Merrill Lynch Pierce Fenner &
                      Smith, Inc.

 11(a)                Consent of Ballard Spahr Andrews & Ingersoll

 11(b)                Consent of KPMG Peat Marwick LLP

 15(b)(2)             Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

 15(c)(2) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

 15(e)(2)             Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's Master Distribution Plan

 15(f)(2)             Forms  of Service Agreement for Brokers for Bank Trust Departments
                      and for Bank Trust Department to be used in connection with
                      Registrant's Master Distribution Plan

 27                   Financial Data Schedule